UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04041

STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

(Exact name of registrant as specified in charter)

One Iron Street

Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

Sean O’Malley, Esq. Senior Vice President and Deputy General Counsel c/o SSGA Funds Management, Inc. One Iron Street Boston, Massachusetts 02210	Timothy W. Diggins, Esq. Ropes & Gray LLP Prudential Tower 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: December 31

Date of reporting period: December 31, 2020

Item 1. Shareholder Reports.

(a)	The Report to Shareholders is attached herewith.

(b)	Not Applicable

Annual Report

December 31, 2020

State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S Fund

Annual Report

December 31, 2020

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street U.S. Equity V.I.S. Fund

Notes to Performance — December 31, 2020 (Unaudited)

The information provided on the performance pages relates to the State Street U.S. Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance. The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street U.S. Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2020 (Unaudited)

The State Street U.S. Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital. The Fund’s benchmark is the S&P 500 Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 22.64%, and the Index was 18.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

After the COVID-driven market plunge early in 2020, the market recovered strongly finishing the year up significantly for the full year. The Fund outperformed the Index during the Reporting Period. In a volatile year, the Fund outperformed in eight of eleven sectors and had seven different industries represented in the top 10 stock contributors, a testament to strong stock-picks across the research and Portfolio Management team. The primary drivers of the outperformance came from stock selection in the consumer discretionary and financials sectors, while healthcare holdings detracted from performance. In consumer discretionary, long-time Fund holding Amazon.com was a key beneficiary of pandemic driven lockdowns, which drove an increase in online spending. In addition, the Fund’s holdings in higher quality retailers like Lowes and Ross Stores did well in the market recovery. The Fund also largely avoided the worst-hit consumer segments such as cruise lines. Bank stocks were particularly weak during the Reporting Period as they were impacted by falling rates and economic headwinds. The Fund is overweight banks but has exposure to the specialty regional bank, First Republic Bank, which significantly outperformed the weak performing major banks. The positive financials attribution was also helped by significant outperformance of holdings in S&P Global, MSCI and TradeWeb Markets. In healthcare, Merck and Boston Scientific dragged on performance. Both companies were negatively impacted by COVID-19 as they experienced pandemic related declines across drugs and medical device sales that we would expect to recover as pent-up demand for these products return. Within healthcare, these negatives were offset by a positive contribution from Gilead, which benefited from the COVID-19 treatment Remdesivir.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Amazon.com, Apple, and Microsoft. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Schlumberger, Chevron, and JPMorgan Chase.

The Fund used futures in order to efficiently manage cash flows due to subscriptions and redemptions during the Reporting Period. The Fund’s use of futures had a negligible impact on Fund performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

July 1, 2020 - December 31, 2020
	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2020	$1,000.00	$1,000.00
Ending Account Value December 31, 2020	$1,102.30	$1,020.82
Expenses paid during the period*	$4.61	$4.43
*	Expenses are equal to the Fund’s annualized expense ratio of 0.82%** (for the period July 1, 2020 - December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period)
**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street U.S. Equity V.I.S. Fund	3

State Street U.S. Equity V.I.S. Fund

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Microsoft Corp.	5.67%

Apple Inc.	5.39%

Amazon.com Inc.	4.88%

JPMorgan Chase & Co.	2.87%

Alphabet Inc., Class A	2.85%

Facebook Inc., Class A	2.48%

Visa Inc., Class A	2.40%

The Walt Disney Co.	1.94%

QUALCOMM Inc.	1.93%

Merck & Company Inc.	1.92%

Sector Allocation as of December 31, 2020

Portfolio Composition as a % of Fair Value of $27,715 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the periods ended December 31, 2020

Class I Shares (Inception date 1/3/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street U.S. Equity V.I.S. Fund	22.64%	15.40%	13.00%	$33,942

S&P 500® Index	18.40%	15.22%	13.89%	$36,700

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund - Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street U.S. Equity V.I.S. Fund	5

State Street U.S. Equity V.I.S. Fund

Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Common Stock - 97.8%†
Aerospace & Defense - 0.5%
Raytheon Technologies Corp.	2,063	147,524

Air Freight & Logistics - 0.5%
United Parcel Service Inc., Class B	832	140,109

Apparel Retail - 1.3%
Ross Stores Inc.	2,853	350,377

Application Software - 2.1%
Adobe Inc. (a)	419	209,550
Intuit Inc.	146	55,458
salesforce.com Inc. (a)	1,165	259,248
Splunk Inc. (a)	339	57,593

		581,849

Asset Management & Custody Banks - 0.3%
The Blackstone Group Inc., Class A	1,423	92,225

Automotive Retail - 0.5%
O’Reilly Automotive Inc. (a)	317	143,465

Biotechnology - 1.0%
BioMarin Pharmaceutical Inc. (a)	1,517	133,026
Vertex Pharmaceuticals Inc. (a)	571	134,950

		267,976

Building Products - 1.4%
Allegion PLC	456	53,069
Trane Technologies PLC	2,290	332,417

		385,486

Cable & Satellite - 1.6%
Charter Communications Inc., Class A (a)	410	271,236
Comcast Corp., Class A	3,561	186,596

		457,832

Construction Materials - 0.9%
Martin Marietta Materials Inc.	917	260,401

Data Processing & Outsourced Services - 4.1%
Fidelity National Information Services Inc.	797	112,744
Mastercard Inc., Class A	862	307,682
PayPal Holdings Inc. (a)	165	38,643
Visa Inc., Class A	3,042	665,377

		1,124,446

	Number of Shares	Fair Value $
Diversified Banks - 2.9%
JPMorgan Chase & Co.	6,257	795,077

Diversified Support Services - 0.3%
Cintas Corp.	268	94,727

Electric Utilities - 1.0%
American Electric Power Company Inc.	160	13,323
NextEra Energy Inc.	3,422	264,008

		277,331

Electronic Components - 2.4%
Amphenol Corp., Class A	2,153	281,548
Corning Inc.	10,736	386,496

		668,044

Electronic Equipment & Instruments - 0.6%
Keysight Technologies Inc. (a)	1,262	166,698

Environmental & Facilities Services - 1.0%
Waste Management Inc.	2,415	284,801

Financial Exchanges & Data - 2.2%
CME Group Inc.	1,653	300,929
MSCI Inc.	116	51,797
S&P Global Inc.	587	192,965
Tradeweb Markets Inc., Class A	894	55,830

		601,521

Footwear - 0.8%
NIKE Inc., Class B	1,669	236,113

Healthcare Equipment - 3.3%
Becton Dickinson & Co.	830	207,683
Boston Scientific Corp. (a)	14,217	511,101
Medtronic PLC	1,803	211,203

		929,987

Healthcare Facilities - 0.6%
HCA Healthcare Inc.	962	158,211

Healthcare Services - 0.9%
Cigna Corp.	886	184,447
Quest Diagnostics Inc.	527	62,803

		247,250

Home Improvement Retail - 1.8%
Lowe’s Companies Inc.	2,565	411,708
The Home Depot Inc.	315	83,670

		495,378

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Hotels, Resorts & Cruise Lines - 0.2%
Marriott International Inc., Class A	458	60,419

Household Products - 1.6%
Colgate-Palmolive Co.	1,443	123,391
The Procter & Gamble Co.	2,261	314,595

		437,986

Hypermarkets & Super Centers - 0.5%
Walmart Inc.	987	142,276

Industrial Conglomerates - 2.3%
Honeywell International Inc.	2,300	489,210
Roper Technologies Inc.	336	144,846

		634,056

Industrial Gases - 0.9%
Air Products & Chemicals Inc.	908	248,084

Industrial Machinery - 0.5%
Xylem Inc.	1,283	130,597

Insurance Brokers - 0.3%
Marsh & McLennan Companies Inc.	686	80,262

Integrated Oil & Gas - 0.7%
Chevron Corp.	1,530	129,208
Exxon Mobil Corp.	1,875	77,288

		206,496

Integrated Telecommunication Services - 0.4%
AT&T Inc.	3,453	99,308

Interactive Home Entertainment - 0.3%
Activision Blizzard Inc.	835	77,530

Interactive Media & Services - 6.7%
Alphabet Inc., Class A (a)	451	790,441
Alphabet Inc., Class C (a)	210	367,895
Facebook Inc., Class A (a)	2,521	688,636

		1,846,972

Internet & Direct Marketing Retail - 4.9%
Amazon.com Inc. (a,b)	415	1,351,626

IT Consulting & Other Services - 0.4%
Accenture PLC, Class A	414	108,141

Life Sciences Tools & Services - 1.1%
IQVIA Holdings Inc. (a)	1,784	319,639

	Number of Shares	Fair Value $
Managed Healthcare - 1.7%
Centene Corp. (a)	4,201	252,186
UnitedHealth Group Inc.	631	221,279

		473,465

Movies & Entertainment - 2.3%
Netflix Inc. (a)	180	97,331
The Walt Disney Co. (a)	2,971	538,286

		635,617

Multi-Line Insurance - 0.2%
American International Group Inc.	1,851	70,079

Multi-Sector Holdings - 1.1%
Berkshire Hathaway Inc., Class B (a)	1,320	306,068

Multi-Utilities - 2.0%
CMS Energy Corp.	1,921	117,200
Sempra Energy	3,353	427,206

		544,406

Oil & Gas Equipment & Services - 0.5%
Schlumberger N.V.	6,803	148,509

Oil & Gas Exploration & Production - 0.9%
ConocoPhillips	4,550	181,954
Pioneer Natural Resources Co.	664	75,623

		257,577

Packaged Foods & Meats - 1.4%
Mondelez International Inc., Class A	6,596	385,668

Personal Products - 0.4%
The Estee Lauder Companies Inc., Class A	451	120,052

Pharmaceuticals - 4.7%
Bristol-Myers Squibb Co.	3,174	196,883
Elanco Animal Health Inc. (a)	9,407	288,513
Johnson & Johnson	1,014	159,583
Merck & Company Inc.	6,489	530,800
Viatris Inc. (a)	6,262	117,350

		1,293,129

Property & Casualty Insurance - 1.3%
Chubb Ltd.	2,092	322,000
The Progressive Corp.	419	41,431

		363,431

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	7

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Railroads - 0.7%
Union Pacific Corp.	915	190,521

Regional Banks - 3.1%
First Republic Bank	2,988	439,027
Regions Financial Corp.	13,993	225,567
SVB Financial Group (a)	522	202,447

		867,041

Restaurants - 0.9%
Domino’s Pizza Inc.	173	66,338
McDonald’s Corp.	815	174,883

		241,221

Semiconductor Equipment - 1.8%
Applied Materials Inc.	5,707	492,514

Semiconductors - 4.4%
Intel Corp.	637	31,735
NVIDIA Corp.	627	327,419
QUALCOMM Inc.	3,510	534,714
Texas Instruments Inc.	2,050	336,467

		1,230,335

Soft Drinks - 1.6%
PepsiCo Inc.	3,008	446,086

Specialized REITs - 1.2%
American Tower Corp.	1,454	326,365

Specialty Chemicals - 0.7%
DuPont de Nemours Inc.	1,873	133,189
Ecolab Inc.	291	62,961

		196,150

Specialty Stores - 0.1%
Tractor Supply Co.	112	15,745

	Number of Shares	Fair Value $
Systems Software - 7.0%
Microsoft Corp.	7,064	1,571,175
Oracle Corp.	2,725	176,280
ServiceNow Inc. (a)	341	187,697

		1,935,152

Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc.	11,260	1,494,089

Trading Companies & Distributors - 1.2%
United Rentals Inc. (a)	1,468	340,444

Trucking - 0.1%
Lyft Inc., Class A (a)	330	16,213

Wireless Telecommunication Services - 0.3%
T-Mobile US Inc. (a)	682	91,968

Total Common Stock (Cost $16,311,185)		27,132,065

Short-Term Investments - 2.1%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $582,660) (c,d)	582,660	582,660

Total Investments (Cost $16,893,845)		27,714,725

Other Assets and Liabilities, net - 0.1%		14,266

NET ASSETS - 100.0%		27,728,991

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2021	2	$369,129	$374,880	$5,751

During the year ended December 31, 2020, average notional values related to long futures contracts and short contracts were $377,394 and $11,350, respectively.

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street U.S. Equity V.I.S. Fund

State Street U.S. Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2020.

Abbreviations:

REIT Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$27,132,065	$—	$—	$27,132,065
Short-Term Investments	582,660	—	—	582,660

Total Investments in Securities	$27,714,725	$—	$—	$27,714,725

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$5,751	$—	$—	$5,751

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	760,740	$760,740	$4,997,344	$5,175,424	$—	$—	582,660	$582,660	$2,560

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street U.S. Equity V.I.S. Fund	9

State Street U.S. Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date					1/3/95

Net asset value, beginning of period	$46.97	$38.07	$44.20	$42.02	$42.25

Income/(loss) from investment operations:
Net investment income	0.27 (a)	0.33 (a)	0.37 (a)	0.35 (a)	0.55
Net realized and unrealized gains/(losses) on investments	10.34	11.78	(1.90)	8.03	3.41

Total income/(loss) from investment operations	10.61	12.11	(1.53)	8.38	3.96

Less distributions from:
Net investment income	0.27	0.32	0.41	0.38	0.54
Net realized gains	4.03	2.89	4.19	5.82	3.65

Total distributions	4.30	3.21	4.60	6.20	4.19

Net asset value, end of period	$53.28	$46.97	$38.07	$44.20	$42.02

Total Return(b)	22.64%	31.77%	(3.40)%	19.91%	9.31%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$27,729	$25,951	$23,473	$28,308	$27,336

Ratios to average net assets:
Net expenses	0.86%	0.88%	0.80%	0.85%	0.83%
Gross expenses	0.86%	0.88%	0.80%	0.85%	0.83%
Net investment income	0.56%	0.74%	0.81%	0.75%	1.16%
Portfolio turnover rate	38%	31%	41%	80%	37%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

The accompanying Notes are an integral part of these financial statements.

10	Financial Highlights

State Street U.S. Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2020

Assets
Investments in securities, at fair value (cost $16,311,185)	$27,132,065
Short-term affiliated investments, at fair value	582,660
Net cash collateral on deposit with broker for future contracts	32,955
Income receivables	29,305
Receivable for fund shares sold	398
Income receivable from affiliated investments	25
Receivable for accumulated variation margin on futures contracts	5,755
Other assets	168

Total assets	27,783,331

Liabilities
Payable for fund shares redeemed	4,125
Payable to the Adviser	12,774
Payable for custody, fund accounting and sub-administration fees	3,444
Accrued other expenses	33,997

Total liabilities	54,340

Net Assets	$27,728,991

Net Assets Consist of:
Capital paid in	$16,591,274
Total distributable earnings (loss)	11,137,717

Net Assets	$27,728,991

Shares outstanding ($0.01 par value; unlimited shares authorized)	520,429
Net asset value per share	$53.28

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	11

State Street U.S. Equity V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2020

Investment Income
Income
Dividend	$352,465
Income from affiliated investments	2,560
Less: Foreign taxes withheld	(6)

Total income	355,019

Expenses
Advisory and administration fees	137,487
Directors’ fees	18,868
Custody, fund accounting and sub-administration fees	20,704
Professional fees	31,400
Printing and shareholder reports	5,589
Other expenses	1,986

Total Expenses	216,034

Net investment income	$138,985

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$1,744,138
Futures	192,022
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	3,111,305
Futures	(4,517)

Net realized and unrealized gain (loss) on investments	5,042,948

Net Increase in Net Assets Resulting from Operations	$5,181,933

The accompanying Notes are an integral part of these financial statements.

12	Statement of Operations

State Street U.S. Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$138,985	$189,310
Net realized gain (loss) on investments and futures	1,936,160	1,697,606
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	3,106,788	5,069,696

Net increase (decrease) from operations	5,181,933	6,956,612

Distributions to shareholders:
Total distributions	(2,081,342)	(1,660,269)

Increase (decrease) in assets from operations and distributions	3,100,591	5,296,343

Share transactions:
Proceeds from sale of shares	476,265	499,825
Value of distributions reinvested	2,081,342	1,660,269
Cost of shares redeemed	(3,879,729)	(4,979,288)

Net increase (decrease) from share transactions	(1,322,122)	(2,819,194)

Total increase (decrease) in net assets	1,778,469	2,477,149

Net Assets
Beginning of year	25,950,522	23,473,373

End of year	$27,728,991	$25,950,522

Changes in Fund Shares
Shares sold	10,541	11,190
Issued for distributions reinvested	39,308	35,227
Shares redeemed	(81,944)	(110,556)

Net decrease in fund shares	(32,095)	(64,139)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	13

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2020

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund (the “Fund”), State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

14	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Notes to Financial Statements	15

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$5,755	$—	$5,755

16	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$192,022	$—	$192,022

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street U.S. Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$(4,517)	$—	$(4,517)

4.	Fees and Transactions with Affiliates

Advisory Fee SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.55%.

Custody, Fund Accounting and Sub-Administration Fees State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2020 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$9,282,979	$12,162,853

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

Notes to Financial Statements	17

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to futures contracts, Non-REIT return of capital open basis adjustments received and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$324,922	$1,756,420	$2,081,342

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$176,836	$1,483,433	$1,660,269

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
$75,846	$—	$—	$425,600	$10,636,271	$—	$11,137,717

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$17,084,205	$10,946,560	$310,289	$10,636,271

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2020.

18	Notes to Financial Statements

State Street U.S. Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided the Fund by its service providers.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	19

State Street U.S. Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street U.S. Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street U.S. Equity V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 18, 2021

20	Report of Independent Registered Public Accounting Firm

State Street U.S. Equity V.I.S. Fund

Other Information — December 31, 2020 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2020 in the amount of $1,756,420.

Interest Dividends

The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	21

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2020(Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term oF Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.(1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	65	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 –2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

22	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term oF Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 –2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None

Other Information	23

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term oF Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS (1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	65	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 - present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 - present).

Jeanne La Porta(2) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020—present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham and Ms. La Porta are Interested Directors because of their employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

24	Other Information

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020-present); President and Director, SSGA Funds Management, Inc. (2001-present); Senior Managing Director, State Street Global Advisors (1992-present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017-present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 –present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

Other Information	25

State Street U.S. Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS (continued):
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013—present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019—present); Vice President and Counsel, State Street Global Advisors (August 2015—April 2019); Associate, Ropes & Gray LLP (November 2012—August 2015).

*    Served in various capacities and/or with various affiliated entities during noted time period.

26	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2020

State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Annual Report

December 31, 2020

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Premier Growth Equity V.I.S. Fund

Notes to Performance — December 31, 2020 (Unaudited)

The information provided on the performance pages relates to the State Street Premier Growth Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Russell 1000® Growth Index is an unmanaged index that measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000® companies with higher price-to-book ratios and higher forecasted growth values. It is a subset of the Russell 3000® Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Premier Growth Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2020 (Unaudited)

The State Street Premier Growth Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital and future income rather than current income. The Fund’s benchmarks are the Russell 1000 Growth Index and S&P 500 Index (the “Indices”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 33.61%, and the Russell 1000 Growth Index was 38.49% and the S&P 500 Index was 18.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

After the COVID-19-driven market plunge early in 2020, the market recovered strongly finishing the year up significantly for the full year. There was a large divergence in the year between growth and value stocks with growth stocks outperforming value by more than 35%. Given this divergence, the Fund was well ahead of the S&P 500 Index during the Reporting Period but lagged the Russell 1000 Growth Index. Within the growth segment of the market represented by the Russell 1000 Growth Index, there was very narrow leadership with only seven names representing more than half of the Index’s return for the year. The significant outperformance in the biggest Index names has resulted in a highly concentrated Index. Information Technology (IT) now represents approximately 45% of the Index with the top five names over 36%. The primary drivers of the underperformance versus the Russell 1000 Growth Index were not owning Tesla and stock selection in IT, while the Fund was helped by diverse stock selection across a range of industries. Tesla, which rose more than 700% in the Reporting Period, was not held in the Fund mainly because of concerns over extreme valuation and the firm’s management. We are believers in the long-term secular trend towards electric vehicles and recognize Tesla as a dominant leader in this space but have had difficulty justifying its valuation even with very aggressive growth assumptions over the next decade. Our confidence in leadership was also impacted as some public comments created issues with the SEC. In IT, the Fund outperformed in some segments such as semiconductors, with names like Nvidia and Applied Materials, and software with Servicenow and Salesforce.com, but was hurt in IT Services as Fidelity National Information Services and Visa lagged. Both companies are involved in electronic payment processing, which took a hit as some segments of consumer spending fell due to the pandemic, but we expect recovery as pent-up consumer demand returns. On the positive side, relative performance was helped by diverse stock-selection including names both held and avoided. Eight industries were represented in the top 10 contributors to relative return. These included Fund holdings Amazon.com, Ross Stores, and the previously mentioned IT positions. It also included stocks not held that lagged significantly such as Boeing, which was severely impacted by the collapse in air travel.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple, Amazon.com, and Microsoft. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Booking Holdings, Boston Scientific, and CME Group.

The Fund used equity futures and Index ETFs during the Reporting Period. Index Futures were used for the purpose of efficient cash management. Index ETFs were used in the technology and consumer sectors as a substitute for large Fund positions that were limited by mutual fund regulations for diversified funds that limit concentration. The Fund’s use of both futures and Index ETFs detracted from Fund performance relative to the Russell 1000 growth Index because they lagged in performance relative to the equity positions in the Fund.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2020	$1,000.00	$1,000.00
Ending Account Value December 31, 2020	$1,224.40	$1,020.81
Expenses Paid During the Period*	$4.81	$4.37

*

Expenses are equal to the Fund’s annualized expense ratio of 0.86%** (for the period July 1, 2020 - December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Premier Growth Equity V.I.S. Fund	3

State Street Premier Growth Equity V.I.S. Fund

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Apple Inc.	9.71%

Microsoft Corps	8.90%

Amazon.com Inc.	7.07%

Facebook Inc., Class A	4.69%

Alphabet Inc., Class C	4.68%

Visa Inc., Class A	4.36%

Applied Materials Inc	3.52%

Quallcomn Inc	3.06%

Nvidia Corp	2.59%

Lowe’s Companies, Inc	2.55%

Sector Allocation as of December 31, 2020

Portfolio composition as a % of Fair Value of $39,148 December 31, 2020 (a)(b)

Average Annual Total Return for the periods ended December 31, 2020

Class 1 Shares (Inception date: 12/12/97)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Premier Growth Equity V.I.S. Fund	33.61%	18.62%	16.32%	$45,333
S&P 500® Index	18.40%	15.22%	13.88%	$36,700

Russell 1000® Growth Index	38.49%	21.00%	17.21%	$48,929

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information, including an explanation of Morningstar peer categories.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Premier Growth Equity V.I.S. Fund	5

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Common Stock - 97.1% †
Apparel Retail - 1.6%
Ross Stores Inc.	5,166	634,437

Application Software - 3.8%
salesforce.com Inc.	4,436	987,143	(a)
Splunk Inc.	3,011	511,539	(a)

		1,498,682

Biotechnology - 4.9%
Alexion Pharmaceuticals Inc.	4,929	770,107	(a)
BioMarin Pharmaceutical Inc.	5,507	482,909	(a)
Vertex Pharmaceuticals Inc.	2,887	682,313	(a)

		1,935,329

Building Products - 0.7%
Trane Technologies PLC	1,884	273,482

Cable & Satellite - 1.8%
Charter Communications Inc., Class A	1,044	690,658	(a)

Data Processing & Outsourced Services - 7.8%
Fidelity National Information Services Inc.	4,709	666,135
Mastercard Inc., Class A	1,895	676,401
Visa Inc., Class A	7,797	1,705,438

		3,047,974

Electronic Components - 1.6%
Corning Inc.	17,634	634,824

Financial Exchanges & Data - 2.8%
CME Group Inc.	2,872	522,848
S&P Global Inc.	1,777	584,153

		1,107,001

Healthcare Equipment - 3.7%
Boston Scientific Corp.	24,047	864,490	(a)
Intuitive Surgical Inc.	713	583,305	(a)

		1,447,795

Home Improvement Retail - 2.6%
Lowe’s Companies Inc.	6,226	999,335

Industrial Conglomerates - 2.0%
Honeywell International Inc.	3,589	763,380

Interactive Media & Services - 11.0%
Alphabet Inc., Class A	374	655,487	(a)
Alphabet Inc., Class C	1,046	1,832,467	(a)
Facebook Inc., Class A	6,723	1,836,455	(a)

		4,324,409

	Number of Shares	Fair Value $
Internet & Direct Marketing Retail - 8.2%
Alibaba Group Holding Ltd. ADR	1,951	454,056	(a)
Amazon.com Inc.	850	2,768,391	(a,b)

		3,222,447

Managed Healthcare - 2.5%
UnitedHealth Group Inc.	2,759	967,526

Movies & Entertainment - 1.8%
The Walt Disney Co.	3,879	702,797

Pharmaceuticals - 2.1%
Elanco Animal Health Inc.	26,153	802,113	(a)

Regional Banks - 1.3%
First Republic Bank	3,409	500,884

Restaurants - 1.0%
Domino’s Pizza Inc.	981	376,174

Semiconductor Equipment - 3.5%
Applied Materials Inc.	15,970	1,378,211

Semiconductors - 5.7%
NVIDIA Corp.	1,944	1,015,157
QUALCOMM Inc.	7,859	1,197,240

		2,212,397

Soft Drinks - 2.2%
PepsiCo Inc.	5,863	869,483

Specialized REITs - 1.2%
American Tower Corp.	2,059	462,163

Systems Software - 11.3%
Microsoft Corp.	15,662	3,483,542
ServiceNow Inc.	1,712	942,336	(a)

		4,425,878

Technology Hardware, Storage & Peripherals - 9.7%
Apple Inc.	28,643	3,800,640

Trading Companies & Distributors - 1.6%
United Rentals Inc.	2,741	635,665	(a)

Trucking - 0.7%
Lyft Inc., Class A	5,816	285,740	(a)

Total Common Stock (Cost $16,750,649)		37,999,424

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Exchange Traded & Mutual Funds - 0.7%
The Consumer Discretionary Select Sector SPDR Fund	1,097	176,376	(c)
The Technology Select Sector SPDR Fund	759	98,685	(c)

Total Exchange Traded & Mutual Funds (Cost $216,175)		275,061

Total Investments in Securities (Cost $16,966,824)		38,274,485

	Number of Shares	Fair Value $
Short-Term Investments - 2.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $873,386)	873,386	873,386	(c,d)

Total Investments (Cost $17,840,210)		39,147,871

Liabilities in Excess of Other Assets, net - (0.0)%*		(4,067)

NET ASSETS - 100.0%		39,143,804

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2021	3	$552,981	$562,320	$9,339

During the period ended December 31, 2020, average notional values related to long and short futures contracts were $ 292,490 and $72,604, respectively.

Notes to Schedule of Investments — December 31, 2020

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.

Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

SPDR - Standard and Poor’s Depositary Receipt

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Premier Growth Equity V.I.S. Fund	7

State Street Premier Growth Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Common Stock	$37,999,424	$—	$—	$37,999,424
	Exchange Traded & Mutual Funds	275,061	—	—	275,061
	Short-Term Investments	873,386	—	—	873,386

Total Investments in Securities		$39,147,871	$—	$—	$39,147,871

Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$9,339	$—	$—	$9,339

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,223,418	$1,223,418	$9,084,723	$9,434,755	$—	$—	873,386	$873,386	$3,875
The Consumer Discretionary Select Sector SPDR Fund	2,634	330,356	61,110	244,661	(3,311)	32,882	1,097	176,376	1,876
The Technology Select Sector SPDR Fund	—	—	110,242	24,153	1,450	11,146	759	98,685	309

TOTAL		$1,553,774	$9,256,075	$9,703,569	$(1,861)	$44,028		$1,148,447	$6,060

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Premier Growth Equity V.I.S. Fund

State Street Premier Growth Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Inception date						12/12/97

Net asset value, beginning of period	$100.89		$82.51	$99.23	$86.08	$94.07

Income/(loss) from investment operations:
Net investment income (loss)	(0.22	)(a)	0.03 (a)	0.12 (a)	0.32 (a)	0.50
Net realized and unrealized gains/(losses) on investments	34.12		30.84	(2.88)	24.10	1.90

Total income/(loss) from investment operations	33.90		30.87	(2.76)	24.42	2.40

Less distributions from:
Net investment income	0.04		–	0.15	0.34	0.48
Net realized gains	11.79		12.49	13.81	10.93	9.91

Total distributions	11.83		12.49	13.96	11.27	10.39

Net asset value, end of period	$122.96		$100.89	$82.51	$99.23	$86.08

Total Return(b)	33.61%		37.33%	(2.66)%	28.34%	2.47%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$39,144		$35,502	$30,369	$36,404	$33,219

Ratios to average net assets:
Net expenses	0.89%		0.91%	0.87%	0.85%	0.84%
Gross expenses	0.89%		0.91%	0.87%	0.85%	0.84%
Net investment income (loss)	(0.19)%		0.03%	0.11%	0.31%	0.52%
Portfolio turnover rate	22%		22%	27%	21%	22%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	9

State Street Premier Growth Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2020

Assets
Investments in securities, at fair value (cost $16,750,649)	$37,999,424
Investments in affiliated securities, at fair value (cost $216,175)	275,061
Short-term affiliated investments, at fair value	873,386
Net cash collateral on deposit with broker for future contracts	30,620
Income receivables	15,810
Receivable for fund shares sold	119
Income receivable from affiliated investments	32
Receivable for accumulated variation margin on futures contracts	9,345
Other assets	234

Total assets	39,204,031

Liabilities
Payable for fund shares redeemed	1,014
Payable to the Adviser	20,354
Payable for custody, fund accounting and sub-administration fees	3,973
Accrued other expenses	34,886

Total liabilities	60,227

Net Assets	$39,143,804

Net Assets Consist of:
Capital paid in	$17,048,005
Total distributable earnings (loss)	22,095,799

Net Assets	$39,143,804

Shares outstanding ($0.01 par value; unlimited shares authorized)	318,341
Net asset value per share	$122.96

The accompanying Notes are an integral part of these financial statements.

10	Statement of Assets and Liabilities

State Street Premier Growth Equity V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2020

Investment Income
Income
Dividend	$240,229
Income from affiliated investments	6,060
Less: Foreign taxes withheld	(295)

Total income	245,994

Expenses
Advisory and administration fees	230,478
Directors’ fees	18,941
Custody, fund accounting and sub-administration fees	22,445
Professional fees	31,790
Printing and shareholder reports	7,089
Other expenses	3,955

Total Expenses	314,698

Net investment loss	$(68,704)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$4,079,743
Affiliated investments	(1,861)
Futures	1,108
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	6,338,895
Affiliated investments	44,028
Futures	1,708

Net realized and unrealized gain (loss) on investments	10,463,621

Net Increase in Net Assets Resulting from Operations	$10,394,917

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	11

State Street Premier Growth Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income (loss)	$(68,704)	$10,575
Net realized gain (loss) on investments and futures	4,078,990	3,991,999
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	6,384,631	6,518,386

Net increase (decrease) from operations	10,394,917	10,520,960

Distributions to shareholders:
Total distributions	(3,437,485)	(3,931,647)

Increase (decrease) in assets from operations and distributions	6,957,432	6,589,313

Share transactions:
Proceeds from sale of shares	818,632	356,759
Value of distributions reinvested	3,437,485	3,931,647
Cost of shares redeemed	(7,572,232)	(5,743,877)

Net increase (decrease) from share transactions	(3,316,115)	(1,455,471)

Total increase (decrease) in net assets	3,641,317	5,133,842

Net Assets
Beginning of year	35,502,487	30,368,645

End of year	$39,143,804	$35,502,487

Changes in Fund Shares
Shares sold	7,511	3,443
Issued for distributions reinvested	27,995	38,755
Shares redeemed	(69,065)	(58,360)

Net decrease in fund shares	(33,559)	(16,162)

The accompanying Notes are an integral part of these financial statements.

12	Statements of Changes in Net Assets

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2020

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund (the “Fund”), State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

Notes to Financial Statements	13

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in

14	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020 an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$9,345	$—	$9,345

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,108	$—	$1,108

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Premier Growth Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,708	$—	$1,708

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”), a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.65%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Notes to Financial Statements	15

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2020 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$7,561,795	$13,992,555

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for futures contracts and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$39,610	$3,397,875	$3,437,485

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$186,046	$3,745,601	$3,971,647

16	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late - Year Losses*	Total
$22,377	$—	$—	$995,120	$21,078,302	$—	$22,095,799

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$18,078,907	$21,191,244	$112,941	$21,078,303

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2020.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk   The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented

Notes to Financial Statements	17

State Street Premier Growth Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020 actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

18	Notes to Financial Statements

State Street Premier Growth Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Premier Growth Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Premier Growth Equity V.I.S. Fund (the “Fund”) (one of the series constituting the State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 18, 2021

Report of Independent Registered Public Accounting Firm	19

State Street Premier Growth Equity V.I.S. Fund

Other Information — December 31, 2020 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the fiscal year ended December 31, 2020 in the amount of $3,397,875.

Interest Dividends

The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends

20	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at www.ssga.com/geam or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	21

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 – 2017); Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	65	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

22	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None

Other Information	23

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	65	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

Jeanne La Porta(2) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham and Ms. La Porta are Interested Directors because of their employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

24	Other Information

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

Other Information	25

State Street Premier Growth Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

26	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2020

State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Annual Report

December 31, 2020

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street S&P 500 Index V.I.S. Fund

Notes to Performance — December 31, 2020 (Unaudited)

The information provided on the performance page relates to the State Street S&P 500 Index V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The Fund is not sponsored, endorsed, sold or promoted by S&P Global Ratings (“S&P”), and S&P makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the Fund to track general stock market performance.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgement as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street S&P 500 Index V.I.S. Fund

Management’s Discussion of Fund Performance (Unaudited)

The State Street S&P 500 Index V.I.S Fund (the “Fund”). The investment objective of the Fund is to replicate as closely as possible, before expenses, the performance of the S&P 500 Index (the “S&P 500” or the “Index”). The Fund’s benchmark is S&P 500 (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 17.92%, and the Index was 18.40%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The Fund’s performance was heavily dominated by the economic landscape of the COVID-19 pandemic environment. The U.S. fell hard to the virus from both health and economic perspectives. The S&P 500 started the year a big loser dropping -19.6% in the first quarter as the virus emerged and uncertainty followed. Companies began altering the ways that they operate amid everchanging social distancing orders. The Index recouped its value in Q2 surging +20.5% as both consumers and businesses learned to adapt to the new terrain. Many Technology and Materials stocks actually benefitted from the various regional lockdowns and easily offset laggards such as Consumer Staples. For the overall calendar year, the Index gained 18.4% buoyed by the increased demand of technology, the U.S. Presidential Election build up, federal stimulus legislation, and the hope for FDA approval of multiple COVID-19 vaccines, which came to fruition as the year was coming to a close. The big non-COVID-19 related event within the Index this past year was the long-anticipated addition of Tesla that finally occurred in mid-December. At the time of official announcement, Tesla was ranked as the 12th largest US company. The stock continued to ascend and finished the year a short time later with the fifth highest weight in the Index with a weight of just under 2% in the Index.

The Fund used index futures contracts in order to obtain equity exposure and equitize cash and dividend receivables during the Reporting Period. The Fund’s use of futures did not contribute material tracking to Fund performance relative to the Index.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Apple Inc., Amazon.com, Inc., and Microsoft Corp. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Exxon Mobil Corporation, AT&T Inc., and Wells Fargo & Company.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2020	$1,000.00	$1,000.00
Ending Account Value December 31, 2020	$1,220.10	$1,023.63
Expenses Paid During Period*	$1.67	$1.53

*

Expenses are equal to the Fund’s annualized expense ratio of 0.30%** (for the period July 1, 2020 - December 30, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period)

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street S&P 500 Index V.I.S. Fund	3

State Street S&P 500 Index V.I.S. Fund

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Apple Inc.	6.65%

Microsoft Corp.	5.27%

Amazon.com Inc.	4.35%

Facebook Inc., Class A	2.06%

Tesla Inc.	1.68%

Alphabet Inc., Class A	1.66%

Alphabet Inc., Class C	1.59%

Berkshire Hathaway Inc., Class B	1.42%

Johnson & Johnson	1.30%

JPMorgan Chase & Co.	1.22%

Sector Allocation as of December 31, 2020

Portfolio composition as a % of Fair Value of $183,417 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the periods ended December 31, 2020

Class 1 Shares (Inception date: 4/15/85)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street S&P 500 Index V.I.S. Fund	17.92%	14.83%	13.51%	$35,500

S&P 500® Index	18.40%	15.22%	13.89%	$36,700

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional Liquid Reserves Fund — Premier Class.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street S&P 500 Index V.I.S. Fund	5

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Common Stock - 98.9%†
Advertising - 0.1%
Omnicom Group Inc.	1,323	82,515
The Interpublic Group of Companies Inc.	2,061	48,475

		130,990

Aerospace & Defense - 1.6%
General Dynamics Corp.	1,373	204,330
Howmet Aerospace Inc.	2,272	64,843
Huntington Ingalls Industries Inc.	200	34,096
L3Harris Technologies Inc.	1,168	220,775
Lockheed Martin Corp.	1,437	510,106
Northrop Grumman Corp.	857	261,145
Raytheon Technologies Corp.	8,642	617,990
Teledyne Technologies Inc. (a)	200	78,396
Textron Inc.	1,525	73,703
The Boeing Co.	3,033	649,244
TransDigm Group Inc. (a)	301	186,274

		2,900,902

Agricultural & Farm Machinery - 0.3%
Deere & Co.	1,770	476,219

Agricultural Products - 0.1%
Archer-Daniels-Midland Co.	3,171	159,850

Air Freight & Logistics - 0.7%
CH Robinson Worldwide Inc.	787	73,876
Expeditors International of Washington Inc.	1,032	98,153
FedEx Corp.	1,378	357,756
United Parcel Service Inc., Class B	4,177	703,407

		1,233,192

Airlines - 0.2%
Alaska Air Group Inc.	700	36,400
American Airlines Group Inc.	2,398	37,816
Delta Air Lines Inc.	3,506	140,976
Southwest Airlines Co.	3,202	149,245
United Airlines Holdings Inc. (a)	1,450	62,713

		427,150

	Number of Shares	Fair Value $
Alternative Carriers - 0.0%*
CenturyLink Inc.	5,933	57,847

Apparel Retail - 0.4%
L Brands Inc.	1,488	55,339
Ross Stores Inc.	2,026	248,813
The Gap Inc.	1,215	24,531
The TJX Companies Inc.	6,778	462,869

		791,552

Apparel, Accessories & Luxury Goods - 0.2%
Hanesbrands Inc.	2,400	34,992
PVH Corp.	518	48,635
Ralph Lauren Corp.	270	28,010
Tapestry Inc.	1,589	49,386
Under Armour Inc., Class A (a)	500	8,585
Under Armour Inc., Class C (a)	1,712	25,474
VF Corp.	1,741	148,699

		343,781

Application Software - 2.4%
Adobe Inc. (a)	2,761	1,380,831
ANSYS Inc. (a)	471	171,350
Autodesk Inc. (a)	1,248	381,064
Cadence Design Systems Inc. (a)	1,543	210,512
Citrix Systems Inc.	707	91,981
Intuit Inc.	1,518	576,612
Paycom Software Inc. (a)	300	135,675
salesforce.com Inc. (a)	5,245	1,167,170
Synopsys Inc. (a)	843	218,539
Tyler Technologies Inc. (a)	200	87,304

		4,421,038

Asset Management & Custody Banks - 0.8%
Ameriprise Financial Inc.	676	131,367
BlackRock Inc.	809	583,726
Franklin Resources Inc.	830	20,742
Invesco Ltd.	2,050	35,731
Northern Trust Corp.	1,307	121,734
State Street Corp. (b)	1,906	138,719
T Rowe Price Group Inc.	1,310	198,321
The Bank of New York Mellon Corp.	4,519	191,786

		1,422,126

Auto Parts & Equipment - 0.1%
Aptiv PLC	1,487	193,741
BorgWarner Inc.	1,447	55,912

		249,653

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Automobile Manufacturers - 1.9%
Ford Motor Co.	22,137	194,584
General Motors Co.	7,231	301,099
Tesla Inc. (a)	4,370	3,083,778

		3,579,461

Automotive Retail - 0.3%
Advance Auto Parts Inc.	401	63,162
AutoZone Inc. (a)	128	151,736
CarMax Inc. (a)	994	93,893
O’Reilly Automotive Inc. (a)	415	187,817

		496,608

Biotechnology - 1.9%
AbbVie Inc.	10,109	1,083,179
Alexion Pharmaceuticals Inc. (a)	1,301	203,268
Amgen Inc.	3,333	766,324
Biogen Inc. (a)	911	223,068
Gilead Sciences Inc.	7,108	414,112
Incyte Corp. (a)	1,122	97,592
Regeneron Pharmaceuticals Inc. (a)	611	295,180
Vertex Pharmaceuticals Inc. (a)	1,492	352,619

		3,435,342

Brewers - 0.0%*
Molson Coors Beverage Co., Class B	1,298	58,657

Broadcasting - 0.2%
Discovery Inc., Class A (a)	1,106	33,280
Discovery Inc., Class C (a)	1,944	50,913
Fox Corp., Class A	2,113	61,531
Fox Corp., Class B (a)	1,130	32,634
ViacomCBS Inc., Class B	3,494	130,186

		308,544

Building Products - 0.5%
Allegion PLC	533	62,031
AO Smith Corp.	798	43,746
Carrier Global Corp.	4,670	176,153
Fortune Brands Home & Security Inc.	799	68,490
Johnson Controls International PLC	4,296	200,151
Masco Corp.	1,624	89,206
Trane Technologies PLC	1,452	210,772

		850,549

	Number of Shares	Fair Value $

Cable & Satellite - 1.1%
Charter Communications Inc., Class A (a)	831	549,748
Comcast Corp., Class A	26,274	1,376,758
DISH Network Corp., Class A (a)	1,581	51,129

		1,977,635

Casinos & Gaming - 0.1%
Las Vegas Sands Corp.	1,739	103,645
MGM Resorts International	2,500	78,775
Wynn Resorts Ltd.	481	54,271

		236,691

Commodity Chemicals - 0.2%
Dow Inc.	4,148	230,214
LyondellBasell Industries N.V., Class A	1,538	140,973

		371,187

Communications Equipment - 0.8%
Arista Networks Inc. (a)	282	81,941
Cisco Systems Inc.	24,276	1,086,351
F5 Networks Inc. (a)	400	70,376
Juniper Networks Inc.	2,247	50,580
Motorola Solutions Inc.	925	157,305

		1,446,553

Computer & Electronics Retail - 0.1%
Best Buy Company Inc.	1,317	131,423

Construction & Engineering - 0.1%
Jacobs Engineering Group Inc.	664	72,349
Quanta Services Inc.	784	56,464

		128,813

Construction Machinery & Heavy Trucks - 0.5%
Caterpillar Inc.	3,087	561,896
Cummins Inc.	815	185,086
PACCAR Inc.	1,990	171,697
Westinghouse Air Brake Technologies Corp.	1,160	84,912

		1,003,591

Construction Materials - 0.1%
Martin Marietta Materials Inc.	327	92,858
Vulcan Materials Co.	795	117,907

		210,765

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	7

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Consumer Electronics - 0.1%
Garmin Ltd.	800	95,728

Consumer Finance - 0.5%
American Express Co.	3,719	449,664
Capital One Financial Corp.	2,653	262,249
Discover Financial Services	1,677	151,819
Synchrony Financial	2,866	99,479

		963,211

Copper - 0.1%
Freeport-McMoRan Inc.	8,021	208,706

Data Processing & Outsourced Services - 4.2%
Automatic Data Processing Inc.	2,426	427,461
Broadridge Financial Solutions Inc.	730	111,836
Fidelity National Information Services Inc.	3,619	511,944
Fiserv Inc. (a)	3,225	367,199
FleetCor Technologies Inc. (a)	439	119,772
Global Payments Inc.	1,696	365,352
Jack Henry & Associates Inc.	500	80,995
Mastercard Inc., Class A	5,069	1,809,329
Paychex Inc.	1,829	170,426
PayPal Holdings Inc. (a)	6,749	1,580,616
The Western Union Co.	2,524	55,377
Visa Inc., Class A	9,780	2,139,179

		7,739,486

Distillers & Vintners - 0.2%
Brown-Forman Corp., Class B	994	78,953
Constellation Brands Inc., Class A	951	208,317

		287,270

Distributors - 0.1%
Genuine Parts Co.	797	80,043
LKQ Corp. (a)	1,180	41,583
Pool Corp.	200	74,500

		196,126

Diversified Banks - 2.9%
Bank of America Corp.	43,786	1,327,153
Citigroup Inc.	11,877	732,336

	Number of Shares	Fair Value $
JPMorgan Chase & Co.	17,583	2,234,272
U.S. Bancorp	7,900	368,061
Wells Fargo & Co.	23,644	713,576

		5,375,398

Diversified Chemicals - 0.0%*
Eastman Chemical Co.	817	81,929

Diversified Support Services - 0.2%
Cintas Corp.	508	179,558
Copart Inc. (a)	1,178	149,900

		329,458

Drug Retail - 0.1%
Walgreens Boots Alliance Inc.	4,099	163,468

Electric Utilities - 1.8%
Alliant Energy Corp.	1,600	82,448
American Electric Power Company Inc.	2,919	243,065
Duke Energy Corp.	4,318	395,356
Edison International	2,230	140,089
Entergy Corp.	1,253	125,100
Evergy Inc.	1,388	77,048
Eversource Energy	1,971	170,511
Exelon Corp.	5,634	237,867
FirstEnergy Corp.	3,454	105,727
NextEra Energy Inc.	11,193	863,540
NRG Energy Inc.	1,518	57,001
Pinnacle West Capital Corp.	700	55,965
PPL Corp.	4,631	130,594
The Southern Co.	6,190	380,252
Xcel Energy Inc.	2,897	193,143

		3,257,706

Electrical Components & Equipment - 0.5%
AMETEK Inc.	1,249	151,054
Eaton Corporation PLC	2,225	267,312
Emerson Electric Co.	3,466	278,562
Rockwell Automation Inc.	635	159,264

		856,192

Electronic Components - 0.2%
Amphenol Corp., Class A	1,652	216,032
Corning Inc.	4,347	156,492

		372,524

Electronic Equipment & Instruments - 0.2%
FLIR Systems Inc.	736	32,259
Keysight Technologies Inc. (a)	1,000	132,090

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Vontier Corp. (a)	739	24,682
Zebra Technologies Corp., Class A (a)	300	115,299

		304,330

Electronic Manufacturing Services - 0.1%
IPG Photonics Corp. (a)	179	40,058
TE Connectivity Ltd.	1,854	224,464

		264,522

Environmental & Facilities Services - 0.2%
Republic Services Inc.	1,215	117,004
Rollins Inc.	1,200	46,884
Waste Management Inc.	2,203	259,800

		423,688

Fertilizers & Agricultural Chemicals - 0.2%
CF Industries Holdings Inc.	1,250	48,387
Corteva Inc.	4,217	163,282
FMC Corp.	758	87,117
The Mosaic Co.	2,054	47,263

		346,049

Financial Exchanges & Data - 1.1%
Cboe Global Markets Inc.	663	61,739
CME Group Inc.	2,015	366,831
Intercontinental Exchange Inc.	3,186	367,314
MarketAxess Holdings Inc.	228	130,088
Moody’s Corp.	903	262,087
MSCI Inc.	500	223,265
Nasdaq Inc.	691	91,723
S&P Global Inc.	1,361	447,401

		1,950,448

Food Distributors - 0.1%
Sysco Corp.	2,842	211,047

Food Retail - 0.1%
The Kroger Co.	4,256	135,171

Footwear - 0.6%
NIKE Inc., Class B	7,184	1,016,320

Gas Utilities - 0.0%*
Atmos Energy Corp.	700	66,801

General Merchandise Stores - 0.5%
Dollar General Corp.	1,383	290,845
Dollar Tree Inc. (a)	1,351	145,962
Target Corp.	2,840	501,345

		938,152

	Number of Shares	Fair Value $
Gold - 0.1%
Newmont Corp.	4,507	269,924

Health Care REITs - 0.2%
Healthpeak Properties Inc.	3,274	98,973
Ventas Inc.	2,129	104,406
Welltower Inc.	2,520	162,843

		366,222

Healthcare Distributors - 0.2%
AmerisourceBergen Corp.	913	89,255
Cardinal Health Inc.	1,868	100,050
Henry Schein Inc. (a)	863	57,700
McKesson Corp.	930	161,746

		408,751

Healthcare Equipment - 3.5%
Abbott Laboratories	10,184	1,115,046
ABIOMED Inc. (a)	272	88,182
Baxter International Inc.	2,923	234,542
Becton Dickinson & Co.	1,694	423,873
Boston Scientific Corp. (a)	8,320	299,104
Danaher Corp.	3,611	802,148
DexCom Inc. (a)	562	207,783
Edwards Lifesciences Corp. (a)	3,650	332,990
Hologic Inc. (a)	1,500	109,245
IDEXX Laboratories Inc. (a)	490	244,936
Intuitive Surgical Inc. (a)	668	546,491
Medtronic PLC	7,695	901,392
ResMed Inc.	795	168,985
STERIS PLC	500	94,770
Stryker Corp.	1,900	465,576
Teleflex Inc.	260	107,008
Varian Medical Systems Inc. (a)	534	93,455
Zimmer Biomet Holdings Inc.	1,255	193,383

		6,428,909

Healthcare Facilities - 0.2%
HCA Healthcare Inc.	1,527	251,130
Universal Health Services Inc., Class B	483	66,413

		317,543

Healthcare Services - 0.7%
Cigna Corp.	2,048	426,353
CVS Health Corp.	7,487	511,362
DaVita Inc. (a)	358	42,029
Laboratory Corporation of America Holdings (a)	591	120,298

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	9

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Quest Diagnostics Inc.	800	95,336

		1,195,378

Healthcare Supplies - 0.3%
Align Technology Inc. (a)	361	192,911
DENTSPLY SIRONA Inc.	1,277	66,864
The Cooper Companies Inc.	257	93,373
West Pharmaceutical Services Inc.	450	127,490

		480,638

Healthcare Technology - 0.1%
Cerner Corp.	1,893	148,563

Home Building - 0.2%
D.R. Horton Inc.	2,047	141,080
Lennar Corp., Class A	1,653	126,008
NVR Inc. (a)	20	81,597
PulteGroup Inc.	1,535	66,189

		414,874

Home Furnishings - 0.1%
Leggett & Platt Inc.	775	34,333
Mohawk Industries Inc. (a)	400	56,380

		90,713

Home Improvement Retail - 1.3%
Lowe’s Companies Inc.	4,189	672,376
The Home Depot Inc.	6,204	1,647,907

		2,320,283

Hotel & Resort REITs - 0.0%*
Host Hotels & Resorts Inc.	4,517	66,084

Hotels, Resorts & Cruise Lines - 0.3%
Carnival Corp.	2,900	62,814
Hilton Worldwide Holdings Inc.	1,515	168,559
Marriott International Inc., Class A	1,497	197,484
Norwegian Cruise Line Holdings Ltd. (a)	1,500	38,145
Royal Caribbean Cruises Ltd.	1,063	79,396

		546,398

Household Appliances - 0.0%*
Whirlpool Corp.	359	64,796

Household Products - 1.6%
Church & Dwight Company Inc.	1,538	134,160

	Number of Shares	Fair Value $
Colgate-Palmolive Co.	4,883	417,545
Kimberly-Clark Corp.	2,001	269,795
The Clorox Co.	684	138,113
The Procter & Gamble Co.	14,299	1,989,563

		2,949,176

Housewares & Specialties - 0.0%*
Newell Brands Inc.	2,334	49,551

Human Resource & Employment Services - 0.0%*
Robert Half International Inc.	575	35,926

Hypermarkets & Super Centers - 1.1%
Costco Wholesale Corp.	2,532	954,007
Walmart Inc.	7,969	1,148,731

		2,102,738

Independent Power Producers & Energy Traders - 0.1%
The AES Corp.	3,956	92,966

Industrial Conglomerates - 1.2%
3M Co.	3,367	588,518
General Electric Co.	49,754	537,343
Honeywell International Inc.	4,010	852,927
Roper Technologies Inc.	628	270,725

		2,249,513

Industrial Gases - 0.6%
Air Products & Chemicals Inc.	1,287	351,634
Linde PLC	2,996	789,476

		1,141,110

Industrial Machinery - 0.8%
Dover Corp.	806	101,758
Flowserve Corp.	900	33,165
Fortive Corp.	1,849	130,946
IDEX Corp.	455	90,636
Illinois Tool Works Inc.	1,678	342,111
Ingersoll Rand Inc. (a)	2,211	100,733
Otis Worldwide Corp.	2,285	154,352
Parker-Hannifin Corp.	778	211,935
Pentair PLC	1,146	60,841
Snap-on Inc.	349	59,728
Stanley Black & Decker Inc.	929	165,882
Xylem Inc.	1,095	111,460

		1,563,547

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Industrial REITs - 0.3%
Duke Realty Corp.	2,291	91,571
Prologis Inc.	4,212	419,768

		511,339

Insurance Brokers - 0.5%
Aon PLC, Class A	989	208,946
Arthur J Gallagher & Co.	1,027	127,050
Marsh & McLennan Companies Inc.	2,896	338,832
Willis Towers Watson PLC	1,104	232,591

		907,419

Integrated Oil & Gas - 1.1%
Chevron Corp.	11,049	933,088
Exxon Mobil Corp.	24,286	1,001,069
Occidental Petroleum Corp.	5,149	89,129

		2,023,286

Integrated Telecommunication Services - 1.4%
AT&T Inc.	40,975	1,178,441
Verizon Communications Inc.	23,821	1,399,484

		2,577,925

Interactive Home Entertainment - 0.4%
Activision Blizzard Inc.	4,428	411,140
Electronic Arts Inc.	1,598	229,473
Take-Two Interactive Software Inc. (a)	691	143,583

		784,196

Interactive Media & Services - 5.4%
Alphabet Inc., Class A (a)	1,736	3,042,583
Alphabet Inc., Class C (a)	1,666	2,918,632
Facebook Inc., Class A (a)	13,804	3,770,700
Twitter Inc. (a)	4,551	246,437

		9,978,352

Internet & Direct Marketing Retail - 4.9%
Amazon.com Inc. (a)(c)	2,452	7,985,992
Booking Holdings Inc. (a)	233	518,954
eBay Inc.	3,855	193,714
Etsy Inc. (a)	700	124,537
Expedia Group Inc.	850	112,540

		8,935,737

Internet Services & Infrastructure - 0.1%
Akamai Technologies Inc. (a)	994	104,360

	Number of Shares	Fair Value $
VeriSign Inc. (a)	543	117,505

		221,865

Investment Banking & Brokerage - 0.9%
Morgan Stanley	8,357	572,705
Raymond James Financial Inc.	786	75,197
The Charles Schwab Corp.	8,611	456,727
The Goldman Sachs Group Inc.	1,952	514,762

		1,619,391

IT Consulting & Other Services - 1.1%
Accenture PLC, Class A	3,636	949,760
Cognizant Technology Solutions Corp., Class A	2,986	244,703
DXC Technology Co.	1,824	46,968
Gartner Inc. (a)	537	86,022
International Business Machines Corp.	5,056	636,449
Leidos Holdings Inc.	800	84,096

		2,047,998

Leisure Products - 0.0%*
Hasbro Inc.	796	74,458

Life & Health Insurance - 0.4%
Aflac Inc.	3,566	158,580
Globe Life Inc.	457	43,397
Lincoln National Corp.	863	43,417
MetLife Inc.	4,446	208,740
Principal Financial Group Inc.	1,311	65,039
Prudential Financial Inc.	2,205	172,144
Unum Group	1,164	26,702

		718,019

Life Sciences Tools & Services - 1.2%
Agilent Technologies Inc.	1,722	204,040
Bio-Rad Laboratories Inc., Class A (a)	100	58,294
Illumina Inc. (a)	803	297,110
IQVIA Holdings Inc. (a)	1,103	197,625
Mettler-Toledo International Inc. (a)	137	156,136
PerkinElmer Inc.	711	102,029
Thermo Fisher Scientific Inc.	2,276	1,060,115
Waters Corp. (a)	384	95,009

		2,170,358

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	11

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Managed Healthcare - 1.6%
Anthem Inc.	1,412	453,379
Centene Corp. (a)	3,195	191,796
Humana Inc.	771	316,318
UnitedHealth Group Inc.	5,470	1,918,220

		2,879,713

Metal & Glass Containers - 0.1%
Ball Corp.	1,882	175,365

Movies & Entertainment - 1.8%
Live Nation Entertainment Inc. (a)	800	58,784
Netflix Inc. (a)	2,542	1,374,536
The Walt Disney Co.	10,436	1,890,794

		3,324,114

Multi-Line Insurance - 0.2%
American International Group Inc.	4,776	180,819
Assurant Inc.	339	46,179
The Hartford Financial Services Group Inc.	2,196	107,560

		334,558

Multi-Sector Holdings - 1.4%
Berkshire Hathaway Inc., Class B (a)	11,245	2,607,378

Multi-Utilities - 0.8%
Ameren Corp.	1,442	112,563
CenterPoint Energy Inc.	2,964	64,141
CMS Energy Corp.	1,749	106,706
Consolidated Edison Inc.	2,079	150,249
Dominion Energy Inc.	4,607	346,446
DTE Energy Co.	1,180	143,264
NiSource Inc.	2,515	57,694
Public Service Enterprise Group Inc.	2,905	169,362
Sempra Energy	1,700	216,597
WEC Energy Group Inc.	1,835	168,875

		1,535,897

Office REITs - 0.1%
Alexandria Real Estate Equities Inc.	700	124,754
Boston Properties Inc.	898	84,888
SL Green Realty Corp.	115	6,851
Vornado Realty Trust	811	30,283

		246,776

	Number of Shares	Fair Value $
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	3,481	72,579
Halliburton Co.	4,615	87,224
NOV Inc.	2,846	39,076
Schlumberger N.V.	7,704	168,178
TechnipFMC PLC	2,686	25,248

		392,305

Oil & Gas Exploration & Production - 0.5%
Apache Corp.	2,348	33,318
Cabot Oil & Gas Corp.	2,380	38,746
Concho Resources Inc.	1,300	75,855
ConocoPhillips	6,235	249,338
Devon Energy Corp.	2,184	34,529
Diamondback Energy Inc.	1,100	53,240
EOG Resources Inc.	3,500	174,545
Hess Corp.	1,531	80,822
Marathon Oil Corp.	5,742	38,299
Pioneer Natural Resources Co.	1,009	114,915

		893,607

Oil & Gas Refining & Marketing - 0.3%
HollyFrontier Corp.	900	23,265
Marathon Petroleum Corp.	3,983	164,737
Phillips 66	2,645	184,991
Valero Energy Corp.	2,188	123,775

		496,768

Oil & Gas Storage & Transportation - 0.2%
Kinder Morgan Inc.	11,109	151,860
ONEOK Inc.	2,700	103,626
The Williams Companies Inc.	7,489	150,154

		405,640

Packaged Foods & Meats - 0.9%
Campbell Soup Co.	1,076	52,025
Conagra Brands Inc.	2,954	107,112
General Mills Inc.	3,499	205,741
Hormel Foods Corp.	1,800	83,898
Kellogg Co.	1,586	98,697
Lamb Weston Holdings Inc.	868	68,346
McCormick & Company Inc.	1,510	144,356
Mondelez International Inc., Class A	8,128	475,244
The Hershey Co.	789	120,188
The JM Smucker Co.	747	86,353
The Kraft Heinz Co.	3,828	132,679
Tyson Foods Inc., Class A	1,766	113,801

		1,688,440

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Paper Packaging - 0.3%
Amcor PLC	9,798	115,322
Avery Dennison Corp.	492	76,314
International Paper Co.	2,215	110,130
Packaging Corporation of America	603	83,160
Sealed Air Corp.	931	42,630
WestRock Co.	1,358	59,114

		486,670

Personal Products - 0.2%
The Estee Lauder Companies Inc., Class A	1,306	347,644

Pharmaceuticals - 3.8%
Bristol-Myers Squibb Co.	12,905	800,497
Catalent Inc. (a)	1,000	104,070
Eli Lilly & Co.	4,547	767,716
Johnson & Johnson	15,192	2,390,917
Merck & Company Inc.	14,543	1,189,617
Perrigo Company PLC	807	36,089
Pfizer Inc.	31,962	1,176,521
Viatris Inc. (a)	7,112	133,279
Zoetis Inc.	2,689	445,030

		7,043,736

Property & Casualty Insurance - 0.7%
Chubb Ltd.	2,556	393,420
Cincinnati Financial Corp.	923	80,642
Loews Corp.	1,524	68,610
The Allstate Corp.	1,790	196,775
The Progressive Corp.	3,416	337,774
The Travelers Companies Inc.	1,459	204,800
WR Berkley Corp.	878	58,317

		1,340,338

Publishing - 0.0%*
News Corp., Class A	2,596	46,650

Railroads - 0.9%
CSX Corp.	4,488	407,286
Kansas City Southern	528	107,781
Norfolk Southern Corp.	1,482	352,138
Union Pacific Corp.	3,859	803,521

		1,670,726

Real Estate Services - 0.1%
CBRE Group Inc., Class A (a)	1,921	120,485

	Number of Shares	Fair Value $
Regional Banks - 0.9%
Citizens Financial Group Inc.	2,500	89,400
Comerica Inc.	848	47,369
Fifth Third Bancorp	4,313	118,909
First Republic Bank	1,036	152,220
Huntington Bancshares Inc.	6,083	76,828
KeyCorp	5,765	94,604
M&T Bank Corp.	790	100,567
People’s United Financial Inc.	2,459	31,795
Regions Financial Corp.	5,743	92,577
SVB Financial Group (a)	300	116,349
The PNC Financial Services Group Inc.	2,484	370,116
Truist Financial Corp.	7,568	362,734
Zions Bancorp NA	1,000	43,440

		1,696,908

Reinsurance - 0.0%*
Everest Re Group Ltd.	200	46,818

Research & Consulting Services - 0.3%
Equifax Inc.	744	143,473
IHS Markit Ltd.	2,131	191,428
Nielsen Holdings PLC	2,328	48,585
Verisk Analytics Inc.	895	185,793

		569,279

Residential REITs - 0.3%
AvalonBay Communities Inc.	869	139,414
Equity Residential	2,103	124,666
Essex Property Trust Inc.	337	80,010
Mid-America Apartment Communities Inc.	700	88,683
UDR Inc.	1,900	73,017

		505,790

Restaurants - 1.2%
Chipotle Mexican Grill Inc. (a)	160	221,873
Darden Restaurants Inc.	782	93,152
Domino’s Pizza Inc.	200	76,692
McDonald’s Corp.	4,274	917,115
Starbucks Corp.	6,841	731,850
Yum! Brands Inc.	1,732	188,026

		2,228,708

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	13

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Retail REITs - 0.2%
Federal Realty Investment Trust	500	42,560
Kimco Realty Corp.	3,097	46,486
Realty Income Corp.	2,000	124,340
Regency Centers Corp.	999	45,545
Simon Property Group Inc.	1,862	158,791

		417,722

Semiconductor Equipment - 0.6%
Applied Materials Inc.	5,170	446,171
KLA Corp.	885	229,136
Lam Research Corp.	819	386,789
Teradyne Inc.	1,000	119,890

		1,181,986

Semiconductors - 4.4%
Advanced Micro Devices Inc. (a)	6,883	631,240
Analog Devices Inc.	1,529	225,879
Broadcom Inc.	2,307	1,010,120
Intel Corp.	23,561	1,173,809
Maxim Integrated Products Inc.	2,625	232,706
Microchip Technology Inc.	1,451	200,398
Micron Technology Inc. (a)	6,542	491,828
NVIDIA Corp.	3,569	1,863,732
Qorvo Inc. (a)	700	116,389
QUALCOMM Inc.	6,470	985,640
Skyworks Solutions Inc.	904	138,203
Texas Instruments Inc.	5,262	863,652
Xilinx Inc.	1,405	199,187

		8,132,783

Soft Drinks - 1.4%
Monster Beverage Corp. (a)	2,033	188,012
PepsiCo Inc.	7,944	1,178,095
The Coca-Cola Co.	22,236	1,219,422

		2,585,529

Specialized REITs - 1.2%
American Tower Corp.	2,524	566,537
Crown Castle International Corp.	2,452	390,334
Digital Realty Trust Inc.	1,555	216,938
Equinix Inc.	521	372,088
Extra Space Storage Inc.	800	92,688
Iron Mountain Inc.	1,886	55,599
Public Storage	877	202,526
SBA Communications Corp.	609	171,817

	Number of Shares	Fair Value $
Weyerhaeuser Co.	4,467	149,778

		2,218,305

Specialty Chemicals - 0.8%
Albemarle Corp.	669	98,691
Celanese Corp.	722	93,817
DuPont de Nemours Inc.	4,255	302,573
Ecolab Inc.	1,441	311,775
International Flavors & Fragrances Inc.	647	70,419
PPG Industries Inc.	1,378	198,735
The Sherwin-Williams Co.	476	349,817

		1,425,827

Specialty Stores - 0.1%
Tiffany & Co.	553	72,692
Tractor Supply Co.	637	89,549
Ulta Beauty Inc. (a)	292	83,851

		246,092

Steel - 0.1%
Nucor Corp.	1,791	95,263

Systems Software - 6.1%
Fortinet Inc. (a)	800	118,824
Microsoft Corp.	43,476	9,669,932
Nortonlifelock Inc.	3,572	74,226
Oracle Corp.	10,846	701,628
ServiceNow Inc. (a)	1,120	616,481

		11,181,091

Technology Distributors - 0.1%
CDW Corp.	880	115,975

Technology Hardware, Storage & Peripherals - 6.9%
Apple Inc.	91,921	12,196,997
Hewlett Packard Enterprise Co.	6,633	78,601
HP Inc.	7,664	188,458
NetApp Inc.	1,158	76,706
Seagate Technology PLC	1,432	89,013
Western Digital Corp.	1,815	100,533
Xerox Holdings Corp.	1,211	28,083

		12,758,391

Tobacco - 0.6%
Altria Group Inc.	10,605	434,805
Philip Morris International Inc.	9,081	751,816

		1,186,621

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Trading Companies & Distributors - 0.2%
Fastenal Co.	3,400	166,022
United Rentals Inc. (a)	440	102,040
WW Grainger Inc.	282	115,152

		383,214

Trucking - 0.1%
JB Hunt Transport Services Inc.	520	71,058
Old Dominion Freight Line Inc.	600	117,108

		188,166

Water Utilities - 0.1%
American Water Works Company Inc.	1,099	168,664

Wireless Telecommunication Services - 0.2%
T-Mobile US Inc. (a)	3,401	458,625

Total Common Stock (Cost $56,831,790)		182,136,362

	Number of Shares	Fair Value $

Short-Term Investments - 0.7%
State Street Institutional Liquid Reserves Fund - Premier Class 0.10% (Cost $1,280,321) (d)(e)	1,280,065	1,280,321

Total Investments (Cost $58,112,111)		183,416,683

Other Assets and Liabilities, net - 0.4%		747,382

NET ASSETS - 100.0%		184,164,065

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2021	10	$1,826,995	$1,874,400	$47,405

During the period ended December 31, 2020, average notional value related to long futures contracts was $2,004,240.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.
(c)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(d)	Coupon amount represents effective yield.
(e)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street S&P 500 Index V.I.S. Fund	15

State Street S&P 500 Index V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$182,136,362	$—	$—	$182,136,362
Short-Term Investments	1,280,321	—	—	1,280,321

Total Investments in Securities	$183,416,683	$—	$—	$183,416,683

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$47,405	$—	$—	$47,405

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Corp.	2,611	$206,530	$—	$42,229	$(7,157)	$(18,425)	1,906	$138,719	$1,358
State Street Institutional Liquid Reserves Fund, Premier Class	896,863	896,953	23,858,617	23,478,064	2,816	(1)	1,280,065	1,280,321	7,757

TOTAL		$1,103,483	$23,858,617	$23,520,294	$(4,341)	$(18,426)		$1,419,040	$9,115

See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street S&P 500 Index V.I.S. Fund

State Street S&P 500 Index V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date					4/15/85

Net asset value, beginning of period	$46.61	$38.13	$44.09	$38.22	$36.16

Income/(loss) from investment operations:
Net investment income	0.72 (a)	0.75 (a)	0.74 (a)	0.71 (a)	0.72
Net realized and unrealized gains/(losses) on investments	7.61	11.09	(2.86)	7.52	3.49

Total income/(loss) from investment operations	8.33	11.84	(2.12)	8.23	4.21

Less distributions from:
Net investment income	0.88	0.62	0.80	0.79	0.73
Net realized gains	4.10	2.74	3.04	1.57	1.42

Total distributions	4.98	3.36	3.84	2.36	2.15

Net asset value, end of period	$49.96	$46.61	$38.13	$44.09	$38.22

Total Return(b)	17.92%	31.05%	(4.73)%	21.50%	11.61%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$184,164	$186,771	$160,902	$194,117	$180,761

Ratios to average net assets:
Net expenses	0.31%	0.34%	0.33%	0.32%	0.34	%(c)
Gross expenses	0.31%	0.34%	0.33%	0.32%	0.37%
Net investment income	1.54%	1.67%	1.62%	1.69%	1.86%
Portfolio turnover rate	3%	2%	2%	2%	2%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	Reflects a contractual arrangement with GE Asset Management Incorporated, the Fund’s investment adviser and administrator prior to July 1, 2016, to limit the advisory and administrative fee charged to the Fund to 0.30% of the average daily net assets of the Fund.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	17

State Street S&P 500 Index V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2020

Assets
Investments in securities, at fair value (cost $56,734,030)	$181,997,643
Investments in affiliated securities, at fair value (cost $1,378,081)	1,419,040
Net cash collateral on deposit with broker for future contracts	74,895
Receivable for investments sold	587,996
Income receivables	136,392
Receivable for fund shares sold	7,367
Receivable for accumulated variation margin on futures contracts	47,405
Other assets	1,143

Total assets	184,271,881

Liabilities
Payable for fund shares redeemed	7,837
Payable to the Adviser	38,460
Payable for custody, fund accounting and sub-administration fees	7,694
Accrued other expenses	53,825

Total liabilities	107,816

Net Assets	$184,164,065

Net Assets Consist of:
Capital paid in	$57,364,957
Total distributable earnings (loss)	126,799,108

Net Assets	$184,164,065

Shares outstanding ($0.01 par value; unlimited shares authorized)	3,686,405
Net asset value per share	$49.96

The accompanying Notes are an integral part of these financial statements.

18	Statement of Assets and Liabilities

State Street S&P 500 Index V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2020

Investment Income
Income
Dividend	$3,154,327
Income from affiliated investments	9,115

Total income	3,163,442

Expenses
Advisory and administration fees	425,486
Directors’ fees	19,994
Custody, fund accounting and sub-administration fees	38,513
Professional fees	32,988
Printing and shareholder reports	16,380
Other expenses	2,500

Total Expenses	535,861

Net investment income	$2,627,581

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$17,662,051
Affiliated investments	(4,341)
Futures	487,344
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	6,129,009
Affiliated investments	(18,426)
Futures	25,778

Net realized and unrealized gain (loss) on investments	24,281,415

Net Increase in Net Assets Resulting from Operations	$26,908,996

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	19

State Street S&P 500 Index V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$2,627,581	$2,955,811
Net realized gain (loss) on investments and futures	18,145,054	10,692,819
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	6,136,361	33,694,133

Net increase (decrease) from operations	26,908,996	47,342,763

Distributions to shareholders:
Total distributions	(16,701,378)	(12,616,644)

Increase (decrease) in assets from operations and distributions	10,207,618	34,726,119

Share transactions:
Proceeds from sale of shares	3,703,237	4,643,425
Value of distributions reinvested	16,701,377	12,616,644
Cost of shares redeemed	(33,218,777)	(26,117,849)

Net increase (decrease) from share transactions	(12,814,163)	(8,857,780)

Total increase (decrease) in net assets	(2,606,545)	25,868,339

Net Assets
Beginning of year	186,770,610	160,902,271

End of year	$184,164,065	$186,770,610

Changes in Fund Shares
Shares sold	82,249	103,613
Issued for distributions reinvested	336,247	269,932
Shares redeemed	(739,201)	(586,550)

Net decrease in fund shares	(320,705)	(213,005)

The accompanying Notes are an integral part of these financial statements.

20	Statements of Changes in Net Assets

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements — December 31, 2020

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund (the “Fund”), State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value pursuant to the valuation policy and procedures approved by the Board.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

Notes to Financial Statements	21

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

22	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$47,405	$—	$47,405

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$487,344	$—	$487,344

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total

State Street S&P 500 Index V.I.S. Fund
Futures Contracts	$—	$—	$—	$25,778	$—	$25,788

Notes to Financial Statements	23

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

4.	Fees and Transactions with Affiliates

Advisory Fee  The Adviser, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.25%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2020 are disclosed in the Schedule of Investments.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended, December 31, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$5,219,249	$32,255,139

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on NAVs or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for character of distributions, REIT basis adjustments, corporate actions, futures contracts, passive foreign investment company inclusions, Non-REIT return of capital basis adjustments and wash sale loss deferrals.

24	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$3,111,510	$13,589,868	$16,701,378

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$2,536,339	$10,080,305	$12,616,644

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$817,612	$—	$5,307,355	$120,674,164	$—	$126,799,131

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$62,789,924	$123,652,263	$2,978,099	$120,674,164

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2020.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets

Notes to Financial Statements	25

State Street S&P 500 Index V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020 and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided the Fund by its service providers.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

26	Notes to Financial Statements

State Street S&P 500 Index V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street S&P 500 Index V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street S&P 500 Index V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 18, 2021

Report of Independent Registered Public Accounting Firm	27

State Street S&P 500 Index V.I.S. Fund

Other Information — December 31, 2020 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2020 in the amount of $13,589,868.

Interest Dividends

The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

28	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information — December 31, 2020 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	29

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.(1992 – 2017); Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	65	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

30	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None

Other Information	31

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	65	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham and Ms. La Porta are Interested Directors because of their employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

32	Other Information

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

Other Information	33

State Street S&P 500 Index V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

34	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David Lancaster, Assistant Treasurer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2020

State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Annual Report

December 31, 2020

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Small-Cap Equity V.I.S. Fund

Notes to Performance — December 31, 2020 (Unaudited)

The information provided on the performance page relates to the State Street Small-Cap Equity V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The Russell 2000® Index is an unmanaged market capitalization-weighted index consisting of 2,000 of the smallest U.S.-domiciled publicly traded common stocks that are included in the Russell 3000® Index. The Russell 3000® Index is comprised of the 3,000 largest U.S. domiciled companies.

Russell Investment Group owns the Russell Index data, including all applicable trademarks and copyrights, used by SSGA Funds Management, Inc. (“SSGA FM”) in these materials. Any unauthorized use or redistribution of such Russell Index data is strictly prohibited. Russell Investment Group is not responsible for the configuration of this material or for any inaccuracy in SSGA FM’s presentation thereof.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Small-Cap Equity V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2020 (Unaudited)

The State Street Small-Cap Equity V.I.S. Fund (the “Fund”) seeks to provide long-term growth of capital by investing at least 80% of its net assets under normal circumstances in common and preferred stocks and other types of equity securities of small-cap companies. The Fund’s benchmark is the Russell 2000 Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 14.53% and the Index was 19.96%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Champlain, Kennedy and GlobeFlex were the primary drivers of Fund performance during the Reporting Period relative to the Index. Champlain was the largest positive contributor riding a strong growth market to substantial outperformance. Champlain’s growth-at-a-reasonable-price portfolio has a heavy technology bias which was additive to returns throughout the year, particularly in cloud computing and software-as-a-service holdings. Kennedy, which employs a value-with-a-catalyst approach to investing leads their portfolio into lower priced value securities which were not in favor across the market in 2020. GlobeFlex has a quality-growth bias in their portfolio which was the weakest of the growth areas, which cost the strategy against both the growth index and the broad market index. All of the other investment managers in the portfolio lagged the broader benchmark due to quality and disciplined value characteristics in their portfolio.

Derivatives did not meaningfully add to or detract from returns and are only used to neutralize the cash in the liquidity sleeve of the account to manage daily flows. The only derivative contracts used are the Russell 2000 e-Mini Futures to match the benchmark and not to speculate in either direction.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Ritchie Bros Auctioneers, CoreLogic Inc. and Catalent Inc. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Icon PLC, Belden Inc., and Syneos Health Inc.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2020	$1,000.00	$1,000.00
Ending Account Value December 31, 2020	$1,345.70	$1,019.00
Expenses Paid During Period*	$7.19	$6.19

*

Expenses are equal to the Fund’s annualized expense ratio of 1.22%** (for the period July 1, 2020 - December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period)

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Small-Cap Equity V.I.S. Fund	3

State Street Small-Cap Equity V.I.S. Fund

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Ingevity Corp.	1.37%

The Brink’s Co.	1.32%

Darling Ingredients Inc.	1.26%

Altra Industrial Motion Corp.	1.11%

Crane Co.	1.06%

Extended Stay America Inc.	1.05%

Dycom Industries Inc.	1.04%

Sanderson Farms Inc.	1.00%

AGCO Corp.	0.97%

The Timken Co.	0.94%

Sector Allocation as of December 31, 2020

Portfolio composition as a % of Fair Value of $34,464 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the periods ended December 31, 2020

Class 1 Shares (Inception Date 4/28/00)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Small-Cap Equity V.I.S. Fund	14.53%	12.72%	11.34%	$29,280
Russell 2000® Index	19.96%	13.26%	11.21%	$28,920

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Small-Cap Equity V.I.S. Fund	5

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Common Stock - 95.3%†
Aerospace & Defense - 0.5%
Teledyne Technologies Inc. (a)	439	172,079

Agricultural & Farm Machinery - 1.0%
AGCO Corp.	3,232	333,187

Agricultural Products - 1.3%
Darling Ingredients Inc. (a)	7,531	434,388

Air Freight & Logistics - 0.3%
Air Transport Services Group Inc. (a)	917	28,739
Atlas Air Worldwide Holdings Inc. (a)	219	11,944
Echo Global Logistics Inc. (a)	911	24,433
Forward Air Corp.	403	30,967
Hub Group Inc., Class A (a)	402	22,914

		118,997

Aluminum - 0.2%
Alcoa Corp. (a)	2,147	49,489
Kaiser Aluminum Corp.	207	20,472

		69,961

Apparel Retail - 0.8%
American Eagle Outfitters Inc.	4,238	85,057
Burlington Stores Inc. (a)	407	106,451
Chico’s FAS Inc.	5,599	8,902
The Buckle Inc.	3,139	91,659

		292,069

Application Software - 6.0%
ACI Worldwide Inc. (a)	4,761	182,965
Altair Engineering Inc., Class A (a)	1,784	103,793
Blackbaud Inc.	2,242	129,050
Blackline Inc. (a)	1,143	152,453
Box Inc., Class A (a)	988	17,833
Cloudera Inc. (a)	3,216	44,735
Cornerstone OnDemand Inc. (a)	2,209	97,284
Envestnet Inc. (a)	880	72,415
J2 Global Inc. (a)	124	12,114
Medallia Inc. (a)	6,170	204,967
MicroStrategy Inc., Class A (a)	85	33,027
Mitek Systems Inc. (a)	1,855	32,982
New Relic Inc. (a)	3,040	198,816
Pluralsight Inc., Class A (a)	4,330	90,757
Q2 Holdings Inc. (a)	2,195	277,733
RealPage Inc. (a)	1,482	129,290

	Number of Shares	Fair Value $
SPS Commerce Inc. (a)	150	16,289
Upland Software Inc. (a)	584	26,800
Workiva Inc. (a)	910	83,374
Yext Inc. (a)	10,210	160,501

		2,067,178

Asset Management & Custody Banks - 0.2%
Artisan Partners Asset Management Inc., Class A	401	20,186
Blucora Inc. (a)	683	10,867
Cohen & Steers Inc.	297	22,067
Diamond Hill Investment Group Inc.	104	15,524
Federated Hermes Inc.	516	14,907

		83,551

Auto Parts & Equipment - 0.8%
Dana Inc.	2,603	50,811
Dorman Products Inc. (a)	1,833	159,141
LCI Industries	437	56,670
Standard Motor Products Inc.	599	24,235

		290,857

Automobile Manufacturers - 0.8%
Thor Industries Inc.	3,091	287,432

Automotive Retail - 1.6%
America’s Car-Mart Inc. (a)	668	73,373
Camping World Holdings Inc., Class A	417	10,863
Group 1 Automotive Inc.	1,183	155,139
Lithia Motors Inc., Class A	57	16,682
Monro Inc.	887	47,277
Murphy USA Inc.	1,963	256,898

		560,232

Biotechnology - 1.1%
Catalyst Pharmaceuticals Inc. (a)	8,801	29,395
Coherus Biosciences Inc. (a)	559	9,715
Eagle Pharmaceuticals Inc. (a)	188	8,755
Emergent BioSolutions Inc. (a)	2,255	202,048
Heron Therapeutics Inc. (a)	4,022	85,126
Ironwood Pharmaceuticals Inc. (a)	1,304	14,853
Ligand Pharmaceuticals Inc. (a)	179	17,801
Vanda Pharmaceuticals Inc. (a)	885	11,629
Vericel Corp. (a)	320	9,882

		389,204

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Building Products - 0.9%
American Woodmark Corp. (a)	425	39,886
Builders FirstSource Inc. (a)	891	36,362
CSW Industrials Inc.	495	55,395
Gibraltar Industries Inc. (a)	1,698	122,154
UFP Industries Inc.	1,118	62,105

		315,902

Commodity Chemicals - 0.6%
Koppers Holdings Inc. (a)	6,312	196,682

Communications Equipment - 0.7%
Acacia Communications Inc. (a)	383	27,944
Casa Systems Inc. (a)	2,382	14,697
CommScope Holding Company Inc. (a)	624	8,362
Extreme Networks Inc. (a)	9,986	68,804
Infinera Corp. (a)	2,761	28,935
Lumentum Holdings Inc. (a)	553	52,424
NETGEAR Inc. (a)	408	16,577
Plantronics Inc.	1,373	37,112

		254,855

Computer & Electronics Retail - 0.1%
Rent-A-Center Inc.	628	24,046

Construction & Engineering - 1.9%
Aegion Corp. (a)	6,686	126,967
Comfort Systems USA Inc.	284	14,955
Dycom Industries Inc. (a)	4,753	358,947
EMCOR Group Inc.	278	25,426
Great Lakes Dredge & Dock Corp. (a)	2,470	32,530
MasTec Inc. (a)	355	24,204
Valmont Industries Inc.	385	67,348

		650,377

Construction Machinery & Heavy Trucks - 1.1%
Alamo Group Inc.	528	72,838
Allison Transmission Holdings Inc.	295	12,723
Astec Industries Inc.	899	52,034
Meritor Inc. (a)	1,810	50,517
The Greenbrier Companies Inc.	1,664	60,536
The Manitowoc Company Inc. (a)	3,246	43,204
Trinity Industries Inc.	1,015	26,786
Wabash National Corp.	2,756	47,486

		366,124

	Number of Shares	Fair Value $
Construction Materials - 0.1%
Eagle Materials Inc.	392	39,729

Consumer Electronics - 0.2%
GoPro Inc., Class A (a)	972	8,048
Sonos Inc. (a)	831	19,437
Turtle Beach Corp. (a)	951	20,494
Universal Electronics Inc. (a)	255	13,378

		61,357

Consumer Finance - 0.3%
Curo Group Holdings Corp.	963	13,800
Prog Holdings Inc.	1,911	102,945

		116,745

Data Processing & Outsourced Services - 1.4%
Broadridge Financial Solutions Inc.	790	121,028
Cass Information Systems Inc.	193	7,510
CSG Systems International Inc.	1,969	88,743
EVERTEC Inc.	903	35,506
MAXIMUS Inc.	327	23,933
NIC Inc.	5,512	142,375
TTEC Holdings Inc.	213	15,534
Verra Mobility Corp. (a)	3,503	47,010

		481,639

Distillers & Vintners - 0.6%
MGP Ingredients Inc.	4,578	215,441

Distributors - 0.5%
LKQ Corp. (a)	4,454	156,959

Diversified Metals & Mining - 0.3%
Compass Minerals International Inc.	1,407	86,840
Materion Corp.	342	21,792

		108,632

Diversified REITs - 0.2%
American Assets Trust Inc.	1,663	48,027
Essential Properties Realty Trust Inc.	1,314	27,857

		75,884

Diversified Support Services - 1.6%
Healthcare Services Group Inc.	3,999	112,372
IAA Inc. (a)	1,321	85,838

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	7

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Matthews International Corp., Class A	2,024	59,506
McGrath RentCorp.	210	14,091
Ritchie Bros Auctioneers Inc.	3,483	242,243
UniFirst Corp.	203	42,973

		557,023

Education Services - 0.2%
American Public Education Inc. (a)	373	11,369
Perdoceo Education Corp. (a)	631	7,970
Stride Inc. (a)	2,200	46,706

		66,045

Electric Utilities - 0.8%
ALLETE Inc.	514	31,837
IDACORP Inc.	2,420	232,393

		264,230

Electrical Components & Equipment - 0.6%
Acuity Brands Inc.	207	25,066
Atkore International Group Inc. (a)	667	27,420
EnerSys	185	15,366
Generac Holdings Inc. (a)	325	73,908
Regal Beloit Corp.	549	67,423

		209,183

Electronic Components - 1.5%
Belden Inc.	5,644	236,484
II-VI Inc. (a)	495	37,600
Littelfuse Inc.	865	220,281
Rogers Corp. (a)	241	37,425

		531,790

Electronic Equipment & Instruments - 0.4%
National Instruments Corp.	2,666	117,144
OSI Systems Inc. (a)	66	6,153

		123,297

Electronic Manufacturing Services - 0.4%
Methode Electronics Inc.	1,217	46,587
Plexus Corp. (a)	793	62,021
Sanmina Corp. (a)	715	22,801

		131,409

Environmental & Facilities Services - 0.8%
Clean Harbors Inc. (a)	3,737	284,386

Food Distributors - 0.4%
Performance Food Group Co. (a)	2,760	131,404

	Number of Shares	Fair Value $
Food Retail - 0.1%
Casey’s General Stores Inc.	120	21,435
Sprouts Farmers Market Inc. (a)	971	19,517

		40,952

Footwear - 0.6%
Deckers Outdoor Corp. (a)	275	78,864
Wolverine World Wide Inc.	4,495	140,469

		219,333

Gas Utilities - 0.1%
Spire Inc.	681	43,611

Health Care REITs - 0.3%
CareTrust REIT Inc.	1,468	32,560
LTC Properties Inc.	281	10,934
National Health Investors Inc.	721	49,872

		93,366

Healthcare Distributors - 0.4%
Covetrus Inc. (a)	4,477	128,669

Healthcare Equipment - 5.0%
AtriCure Inc. (a)	2,830	157,546
Cantel Medical Corp.	2,600	205,036
Cardiovascular Systems Inc. (a)	4,045	177,009
CONMED Corp.	2,170	243,040
Envista Holdings Corp. (a)	1,080	36,428
Globus Medical Inc., Class A (a)	1,385	90,330
Hill-Rom Holdings Inc.	2,070	202,798
Integra LifeSciences Holdings Corp. (a)	3,800	246,696
IntriCon Corp. (a)	1,999	36,182
LeMaitre Vascular Inc.	835	33,817
Masimo Corp. (a)	215	57,702
Natus Medical Inc. (a)	1,449	29,038
Penumbra Inc. (a)	615	107,625
Tactile Systems Technology Inc. (a)	1,855	83,364
Vapotherm Inc. (a)	980	26,323

		1,732,934

Healthcare Facilities - 0.9%
Acadia Healthcare Company Inc. (a)	3,724	187,168
Hanger Inc. (a)	2,169	47,696
Select Medical Holdings Corp. (a)	1,172	32,418

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

The Ensign Group Inc.	415	30,262

		297,544

Healthcare Services - 1.4%
Addus HomeCare Corp. (a)	251	29,390
Amedisys Inc. (a)	151	44,293
AMN Healthcare Services Inc. (a)	1,167	79,648
BioTelemetry Inc. (a)	2,433	175,371
InfuSystem Holdings Inc. (a)	1,347	25,297
MEDNAX Inc. (a)	3,427	84,098
The Providence Service Corp. (a)	113	15,665
Tivity Health Inc. (a)	794	15,554

		469,316

Healthcare Supplies - 0.7%
Avanos Medical Inc. (a)	4,450	204,166
Meridian Bioscience Inc. (a)	709	13,251
Quidel Corp. (a)	193	34,673

		252,090

Healthcare Technology - 1.5%
Computer Programs and Systems Inc.	629	16,882
HMS Holdings Corp. (a)	4,263	156,665
Inspire Medical Systems Inc. (a)	735	138,246
NextGen Healthcare Inc. (a)	2,849	51,966
Omnicell Inc. (a)	1,298	155,786

		519,545

Home Building - 1.2%
Cavco Industries Inc. (a)	251	44,038
Century Communities Inc. (a)	372	16,286
Green Brick Partners Inc. (a)	826	18,965
Installed Building Products Inc. (a)	192	19,570
LGI Homes Inc. (a)	622	65,839
M/I Homes Inc. (a)	278	12,313
Meritage Homes Corp. (a)	231	19,131
Skyline Champion Corp. (a)	724	22,400
Taylor Morrison Home Corp. (a)	2,915	74,770
TopBuild Corp. (a)	660	121,493
TRI Pointe Group Inc. (a)	859	14,818

		429,623

Home Furnishing Retail - 0.2%
The Aaron’s Company Inc. (a)	2,797	53,031

	Number of Shares	Fair Value $
Home Furnishings - 0.3%
Hooker Furniture Corp.	616	19,866
La-Z-Boy Inc.	1,910	76,094
Purple Innovation Inc. (a)	675	22,235

		118,195

Home Improvement Retail - 0.0%*
Lumber Liquidators Holdings Inc. (a)	506	15,554

Hotel & Resort REITs - 0.3%
RLJ Lodging Trust	6,208	87,843

Hotels, Resorts & Cruise Lines - 1.1%
Extended Stay America Inc.	24,523	363,186
Wyndham Hotels & Resorts Inc.	232	13,790

		376,976

Household Appliances - 0.1%
Helen of Troy Ltd. (a)	168	37,328

Household Products - 0.1%
Central Garden & Pet Co. (a)	299	11,544
Central Garden & Pet Co., (a) Class A	357	12,970

		24,514

Human Resource & Employment Services - 0.3%
ASGN Inc. (a)	374	31,240
Heidrick & Struggles International Inc.	516	15,160
Kforce Inc.	759	31,947
TriNet Group Inc. (a)	105	8,463

		86,810

Hypermarkets & Super Centers - 0.1%
BJ’s Wholesale Club Holdings Inc. (a)	816	30,420

Independent Power Producers & Energy Traders - 0.0%*
Atlantic Power Corp. (a)	5,479	11,506

Industrial Machinery - 7.3%
Albany International Corp., Class A	380	27,900
Altra Industrial Motion Corp.	6,907	382,855
Barnes Group Inc.	5,794	293,698
Crane Co.	4,694	364,536
Enerpac Tool Group Corp.	8,600	194,446

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	9

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Evoqua Water Technologies Corp. (a)	5,475	147,716
John Bean Technologies Corp.	2,250	256,207
L B Foster Co., Class A (a)	1,128	16,976
Lydall Inc. (a)	1,313	39,429
Mueller Industries Inc.	3,738	131,241
RBC Bearings Inc. (a)	320	57,293
Standex International Corp.	855	66,280
The Timken Co.	4,200	324,912
TriMas Corp. (a)	4,340	137,448
Woodward Inc.	659	80,088

		2,521,025

Industrial REITs - 0.6%
EastGroup Properties Inc.	1,377	190,108
Innovative Industrial Properties Inc.	167	30,583

		220,691

Interactive Media & Services - 0.0%*
Cargurus Inc. (a)	493	15,643

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com Inc., Class A (a)	1,092	28,392
Revolve Group Inc. (a)	4,171	130,010

		158,402

Internet Services & Infrastructure - 0.1%
Brightcove Inc. (a)	1,294	23,810

Investment Banking & Brokerage - 1.0%
Piper Sandler Cos.	1,088	109,779
PJT Partners Inc., Class A	214	16,103
Raymond James Financial Inc.	1,404	134,321
Stifel Financial Corp.	1,566	79,020
Stonex Group Inc. (a)	219	12,680
Virtu Financial Inc., Class A	374	9,414

		361,317

IT Consulting & Other Services - 0.5%
Perficient Inc. (a)	513	24,444
Perspecta Inc.	458	11,029
Science Applications International Corp.	178	16,846
Unisys Corp. (a)	6,148	120,993

		173,312

Leisure Products - 1.0%
Malibu Boats Inc., Class A (a)	464	28,972

	Number of Shares	Fair Value $
MasterCraft Boat Holdings Inc. (a)	1,067	26,504
Polaris Inc.	3,210	305,849

		361,325

Life & Health Insurance - 0.3%
Trupanion Inc. (a)	931	111,450

Life Sciences Tools & Services - 2.9%
Bruker Corp.	2,800	151,564
ICON PLC (a)	1,168	227,737
Medpace Holdings Inc. (a)	334	46,493
PRA Health Sciences Inc. (a)	266	33,367
Repligen Corp. (a)	1,423	272,689
Syneos Health Inc. (a)	4,088	278,515

		1,010,365

Marine - 0.2%
Kirby Corp. (a)	1,031	53,437

Metal & Glass Containers - 0.0%*
Silgan Holdings Inc.	218	8,083

Multi-Line Insurance - 0.3%
Horace Mann Educators Corp.	2,349	98,752

Multi-Utilities - 0.1%
Black Hills Corp.	552	33,920

Office REITs - 0.7%
Corporate Office Properties Trust	1,717	44,779
Cousins Properties Inc.	4,226	141,571
Easterly Government Properties Inc.	2,829	64,077

		250,427

Office Services & Supplies - 0.9%
Herman Miller Inc.	614	20,753
HNI Corp.	1,196	41,214
MSA Safety Inc.	1,714	256,055

		318,022

Oil & Gas Drilling - 0.2%
Helmerich & Payne Inc.	2,572	59,568

Oil & Gas Equipment & Services - 0.1%
Championx Corp. (a)	993	15,193
Oil States International Inc. (a)	6,383	32,043

		47,236

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Oil & Gas Exploration & Production - 0.6%
Cimarex Energy Co.	1,481	55,552
Parsley Energy Inc., Class A	2,088	29,650
PDC Energy Inc. (a)	3,614	74,196
Southwestern Energy Co. (a)	10,741	32,008

		191,406

Packaged Foods & Meats - 4.2%
B&G Foods Inc.	2,850	79,030
Calavo Growers Inc.	186	12,914
Freshpet Inc. (a)	180	25,558
Hostess Brands Inc. (a)	14,170	207,449
J&J Snack Foods Corp.	775	120,412
John B Sanfilippo & Son Inc.	411	32,411
Lancaster Colony Corp.	1,245	228,744
Sanderson Farms Inc.	2,602	343,984
The Simply Good Foods Co. (a)	7,310	229,242
TreeHouse Foods Inc. (a)	2,940	124,921
Utz Brands Inc.	2,150	47,429

		1,452,094

Paper Products - 0.1%
Neenah Inc.	658	36,401

Personal Products - 0.5%
elf Beauty Inc. (a)	4,890	123,179
Lifevantage Corp. (a)	710	6,617
Medifast Inc.	160	31,414
Nu Skin Enterprises Inc., Class A	261	14,259
USANA Health Sciences Inc. (a)	126	9,715

		185,184

Pharmaceuticals - 0.5%
Phibro Animal Health Corp., Class A	1,256	24,392
Prestige Consumer Healthcare Inc. (a)	3,305	115,245
Supernus Pharmaceuticals Inc. (a)	602	15,146

		154,783

Property & Casualty Insurance - 2.1%
AMERISAFE Inc.	1,359	78,047
Argo Group International Holdings Ltd.	3,591	156,927
James River Group Holdings Ltd.	1,675	82,326
Kemper Corp.	193	14,828

	Number of Shares	Fair Value $
Palomar Holdings Inc. (a)	915	81,289
RLI Corp.	1,168	121,647
Selective Insurance Group Inc.	2,457	164,570
Stewart Information Services Corp.	386	18,667

		718,301

Publishing - 0.9%
John Wiley & Sons Inc., Class A	6,443	294,187

Regional Banks - 7.3%
1st Source Corp.	1,295	52,189
Atlantic Union Bankshares Corp.	1,331	43,843
Bank OZK	1,849	57,818
BankUnited Inc.	850	29,563
Bryn Mawr Bank Corp.	1,325	40,538
Cadence BanCorp	4,214	69,194
Community Bank System Inc.	1,330	82,872
Cullen/Frost Bankers Inc.	977	85,224
CVB Financial Corp.	3,540	69,030
Enterprise Financial Services Corp.	1,422	49,699
Equity Bancshares Inc., Class A (a)	1,150	24,829
FB Financial Corp.	765	26,569
First Horizon Corp.	3,305	42,172
First Interstate BancSystem Inc., Class A	1,284	52,349
Fulton Financial Corp.	6,610	84,079
German American Bancorp Inc.	1,630	53,937
Glacier Bancorp Inc.	913	42,007
Great Western Bancorp Inc.	2,192	45,813
Independent Bank Corp.	2,792	203,928
Investors Bancorp Inc.	2,111	22,292
Lakeland Financial Corp.	342	18,324
National Bank Holdings Corp., Class A	1,082	35,446
Origin Bancorp Inc.	1,916	53,207
PacWest Bancorp	2,059	52,299
Peapack-Gladstone Financial Corp.	595	13,542
Pinnacle Financial Partners Inc.	901	58,024
Prosperity Bancshares Inc.	3,133	217,305
Renasant Corp.	4,613	155,366
Sandy Spring Bancorp Inc.	1,375	44,261
Stock Yards Bancorp Inc.	1,080	43,718
UMB Financial Corp.	1,860	128,321

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	11

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

United Community Banks Inc.	1,646	46,812
Washington Trust Bancorp Inc.	1,010	45,248
Westamerica BanCorp.	2,004	110,801
Western Alliance Bancorp	3,699	221,755
Wintrust Financial Corp.	1,553	94,873

		2,517,247

Research & Consulting Services - 0.2%
Resources Connection Inc.	6,268	78,789

Residential REITs - 0.2%
NexPoint Residential Trust Inc.	1,468	62,111

Restaurants - 0.9%
Cracker Barrel Old Country Store Inc.	353	46,568
Shake Shack Inc., Class A (a)	510	43,238
Texas Roadhouse Inc.	1,457	113,879
The Cheesecake Factory Inc.	1,506	55,812
Wingstop Inc.	370	49,044

		308,541

Retail REITs - 0.2%
Alexander’s Inc.	25	6,934

Retail Opportunity Investments Corp.	3,168	42,419
The Macerich Co.	2,421	25,832

		75,185

Security & Alarm Services - 1.3%
The Brink’s Co.	6,298	453,456

Semiconductor Equipment - 1.0%
Advanced Energy Industries Inc. (a)	304	29,479
Amkor Technology Inc.	1,010	15,231
Axcelis Technologies Inc. (a)	430	12,522
Brooks Automation Inc.	1,578	107,067
Cohu Inc.	687	26,230
FormFactor Inc. (a)	417	17,939
Ichor Holdings Ltd. (a)	1,491	44,946
Onto Innovation Inc. (a)	2,137	101,614

		355,028

Semiconductors - 0.7%
Cirrus Logic Inc. (a)	205	16,851
Diodes Inc. (a)	353	24,886
Semtech Corp. (a)	2,821	203,366

		245,103

	Number of Shares	Fair Value $
Soft Drinks - 0.4%
Coca-Cola Consolidated Inc.	43	11,449
Primo Water Corp.	6,960	109,133

		120,582

Specialized Consumer Services - 1.3%
frontdoor Inc. (a)	3,488	175,133
OneSpaWorld Holdings Ltd.	4,996	50,659
Terminix Global Holdings Inc. (a)	4,535	231,330

		457,122

Specialized REITs - 0.5%
CoreSite Realty Corp.	678	84,940
National Storage Affiliates Trust	375	13,511
PotlatchDeltic Corp.	1,185	59,274
QTS Realty Trust Inc., Class A	503	31,125

		188,850

Specialty Chemicals - 4.2%
Avient Corp.	4,885	196,768
Chase Corp.	385	38,889
HB Fuller Co.	1,387	71,957
Ingevity Corp. (a)	6,227	471,571
Innospec Inc.	1,045	94,813
Minerals Technologies Inc.	506	31,433
Quaker Chemical Corp.	592	150,007
Sensient Technologies Corp.	2,285	168,564
Stepan Co.	2,030	242,219

		1,466,221

Specialty Stores - 0.6%
Dick’s Sporting Goods Inc.	444	24,957
National Vision Holdings Inc. (a)	2,220	100,544
Sally Beauty Holdings Inc. (a)	6,560	85,542

		211,043

Steel - 0.5%
Carpenter Technology Corp.	873	25,422
Commercial Metals Co.	3,400	69,836
Steel Dynamics Inc.	1,705	62,863

		158,121

Systems Software - 1.6%
A10 Networks Inc. (a)	1,651	16,279
CommVault Systems Inc. (a)	298	16,500

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

Ping Identity Holding Corp. (a)	1,257	36,000
Progress Software Corp.	647	29,238
Qualys Inc. (a)	87	10,603
Sailpoint Technologies Holdings Inc. (a)	3,690	196,456
SecureWorks Corp., Class A (a)	1,447	20,576
Tenable Holdings Inc. (a)	4,095	214,005

		539,657

Technology Distributors - 0.1%
Insight Enterprises Inc. (a)	385	29,295

Technology Hardware, Storage & Peripherals - 0.8%
Pure Storage Inc., Class A (a)	12,705	287,260

Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp Inc.	1,339	54,578
FS Bancorp Inc.	237	12,987
HomeStreet Inc.	1,588	53,595
Kearny Financial Corp.	3,746	39,558
NMI Holdings Inc., Class A (a)	965	21,857
PennyMac Financial Services Inc.	300	19,686
Premier Financial Corp.	723	16,629
Washington Federal Inc.	1,059	27,259
WSFS Financial Corp.	3,231	145,007

		391,156

Tires & Rubber - 0.2%
Cooper Tire & Rubber Co.	1,523	61,682

	Number of Shares	Fair Value $
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies Inc.	2,972	231,786
Boise Cascade Co.	330	15,774
GMS Inc. (a)	840	25,603
Rush Enterprises Inc., Class B	629	23,833

		296,996

Trucking - 0.8%
ArcBest Corp.	448	19,116
Marten Transport Ltd.	2,746	47,314
Saia Inc. (a)	992	179,354
Universal Logistics Holdings Inc.	704	14,495
USA Truck Inc. (a)	1,336	11,930
Werner Enterprises Inc.	487	19,100
		291,309

Total Common Stock (Cost $22,533,366)		32,985,329

Short-Term Investments - 4.2%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $1,478,369) (b,c,d)	1,478,369	1,478,369

Total Investments (Cost $24,011,735)		34,463,698

Other Assets and Liabilities, net - 0.5%		157,674

NET ASSETS - 100.0%		$34,621,372

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Small-Cap Equity V.I.S. Fund	13

State Street Small-Cap Equity V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	March 2021	6	$590,578	$592,440	$1,862

During the year ended December 31, 2020, average notional value related to long futures contracts was $471,224.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(d)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.

Abbreviations:

REIT - Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$32,985,329	$—	$—	$32,985,329
Short-Term Investments	1,478,369	—	—	1,478,369

Total Investments in Securities	$34,463,698	$—	$—	$34,463,698

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$1,862	$—	$—	$1,862

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,912,318	$1,912,318	$11,763,856	$12,197,805	$—	$—	1,478,369	$1,478,369	$7,428

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Small-Cap Equity V.I.S. Fund

State Street Small-Cap Equity V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20		12/31/19		12/31/18		12/31/17		12/31/16
Inception date									4/28/00

Net asset value, beginning of period	$13.16		$11.24		$14.73		$14.40		$12.20

Income/(loss) from investment operations:
Net investment income (loss)	(0.01	)(a)	(0.00	)(a)††	(0.02	)(a)	(0.02	)(a)	(0.03)
Net realized and unrealized gains/(losses) on investments	1.92		2.94		(1.43)		1.86		2.93

Total income/(loss) from investment operations	1.91		2.94		(1.45)		1.84		2.90

Less distributions from:
Net investment income	—		—		—		—		—
Net realized gains	0.41		1.02		2.04		1.51		0.70

Total distributions	0.41		1.02		2.04		1.51		0.70

Net asset value, end of period	$14.66		$13.16		$11.24		$14.73		$14.40

Total Return(b)	14.53%		26.12%		(9.70)%		12.71%		23.77%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$34,621		$33,600		$30,781		$40,711		$42,320

Ratios to average net assets:
Net expenses	1.27%		1.24%		1.20%		1.25%		1.40%
Gross expenses	1.27%		1.24%		1.20%		1.25%		1.40%
Net investment loss	(0.06)%		(0.02)%		(0.13)%		(0.13)%		(0.22)%
Portfolio turnover rate	37%		29%		33%		32%		36%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
††	Rounds to less than $0.01.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	15

State Street Small-Cap Equity V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2020

Assets
Investments in securities, at fair value (cost $22,533,366)	$32,985,329
Short-term affiliated investments, at fair value	1,478,369
Cash	501
Net cash collateral on deposit with broker for future contracts	147,869
Receivable for investments sold	130,179
Income receivables	24,113
Income receivable from affiliated investments	89
Receivable for accumulated variation margin on futures contracts	1,875
Other assets	186

Total assets	34,768,510

Liabilities
Payable for investments purchased	30,112
Payable for fund shares redeemed	46,534
Payable to the Adviser	27,510
Payable for custody, fund accounting and sub-administration fees	5,207
Accrued other expenses	37,775

Total liabilities	147,138

Net Assets	$34,621,372

Net Assets Consist of:
Capital paid in	$23,816,911
Total distributable earnings (loss)	10,804,461

Net Assets	$34,621,372

Shares outstanding ($0.01 par value; unlimited shares authorized)	2,362,374
Net asset value per share	$14.66

The accompanying Notes are an integral part of these financial statements.

16	Statement of Assets and Liabilities

State Street Small-Cap Equity V.I.S. Fund

Statement of Operations — For the fiscal year ended ended December 31, 2020

Investment Income
Income
Dividend	$337,799
Income from affiliated investments	7,428
Less: Foreign taxes withheld	(874)

Total income	344,353

Expenses
Advisory and administration fees	271,706
Directors’ fees	18,904
Custody, fund accounting and sub-administration fees	30,922
Professional fees	35,606
Other expenses	5,565

Total Expenses	362,703

Net investment loss	$(18,350)

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$1,054,027
Futures	82,442
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	2,867,039
Futures	805

Net realized and unrealized gain (loss) on investments	4,004,313

Net Increase in Net Assets Resulting from Operations	$3,985,963

The accompanying Notes are an integral part of these financial statements.

Statement of Operations	17

State Street Small-Cap Equity V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment loss	$(18,350)	$(6,276)
Net realized gain (loss) on investments and futures	1,136,469	2,822,645
Net increase (decrease) in unrealized appreciation/depreciation on investments and futures	2,867,844	4,819,355

Net increase (decrease) from operations	3,985,963	7,635,724

Distributions to shareholders:
Total distributions	(954,197)	(2,413,108)

Increase (decrease) in assets from operations and distributions	3,031,766	5,222,616

Share transactions:
Proceeds from sale of shares	2,233,175	346,157
Value of distributions reinvested	954,197	2,413,108
Cost of shares redeemed	(5,197,324)	(5,163,732)

Net increase (decrease) from share transactions	(2,009,952)	(2,404,467)

Total increase (decrease) in net assets	1,021,814	2,818,149

Net Assets
Beginning of year	33,599,558	30,781,409

End of year	$34,621,372	$33,599,558

Changes in Fund Shares
Shares sold	196,772	26,431
Issued for distributions reinvested	64,911	183,506
Shares redeemed	(452,260)	(396,476)

Net decrease in fund shares	(190,577)	(186,539)

The accompanying Notes are an integral part of these financial statements.

18	Statements of Changes in Net Assets

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements — December 31, 2020

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund (the “Fund”), State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

Notes to Financial Statements	19

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

20	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2020, the Fund entered into futures contracts for cash equitization.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,875	$—	$1,875

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$82,442	$—	$82,442

Notes to Financial Statements	21

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Small-Cap Equity V.I.S. Fund
Futures Contracts	$—	$—	$—	$805	$—	$805

4.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.95%.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2020 are disclosed in the Schedule of Investments.

5.	Sub-Advisory Fees

Pursuant to investment sub-advisory agreements with SSGA FM, the assets of the Fund are allocated to and managed by each of the following sub-advisers: (i) Palisade Capital Management, L.L.C.; (ii) Champlain Investment Partners, LLC; (iii) GlobeFlex Capital, L.P.; (iv) Kennedy Capital Management, Inc.; and (v) SouthernSun Asset Management, LLC. SSGA FM is responsible for allocating the Fund’s assets among the sub-advisers in its discretion (“Allocated Assets”), and for managing the Fund’s cash position, while each sub-adviser is responsible for the day-to-day management of their portion of the Allocated Assets, under the general supervision and oversight of SSGA FM and the Board. For their services, SSGA FM pays each sub-adviser an investment sub-advisory fee, which is calculated as a percentage of the average daily net assets of the respective Allocated Assets that it manages.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales
$10,191,136	$12,810,601

22	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for futures contracts, net operating losses, REIT basis adjustments, Non-REIT return of capital open-basis adjustments and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$—	$954,197	$954,197

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$—	$2,413,108	$2,413,108

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Total
$—	$—	$—	$899,746	$9,904,715	$10,804,461

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$24,560,845	$10,454,669	$549,954	$9,904,715

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions.This agreement expires in October 2021 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

Notes to Financial Statements	23

State Street Small-Cap Equity V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

The Fund had no outstanding loans as of December 31, 2020.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided the Fund by its service providers.

11.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	Notes to Financial Statements

State Street Small-Cap Equity V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Small-Cap Equity V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Small-Cap Equity V.I.S. Fund (the "Fund") (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the "Company")), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 18, 2021

Report of Independent Registered Public Accounting Firm	25

State Street Small-Cap Equity V.I.S. Fund

Other Information — December 31, 2020 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2020 in the amount of $954,197.

Interest Dividends

The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

26	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Board Considerations related to Approval of New Sub-Advisory Agreement

SouthernSun Asset Management, LLC (“SouthernSun” or the “Sub-Adviser”) currently serves as sub-adviser to State Street Small-Cap Equity V.I.S. Fund (the “Fund”), a series of State Street Variable Insurance Series Funds, Inc. (the “Company”). At the meeting held on August 7, 2020, the Board of Directors of the Company (the “Board”), approved a new sub-advisory agreement (the “New Sub-Advisory Agreement”) between SSGA Funds Management, Inc. (the “Adviser”) and SouthernSun with respect to the Fund in connection with the anticipated termination of the prior sub-advisory agreement (the “Prior Sub-Advisory Agreement”) between the Adviser and SouthernSun in connection with SouthernSun’s acquisition of Affiliated Managers Group, Inc.’s ownership interest in SouthernSun (the “Transaction”). The Board considered the New Sub-Advisory Agreement as a result of the Transaction. The Board considered that the Transaction would result in the “assignment” of the Prior Sub-Advisory Agreement, which would automatically terminate as provided for in Section 15(a)(4) of the Investment Company Act of 1940, as amended (the “1940 Act”).

Overview of the Contract Review Process

The Board met telephonically1 on August 7, 2020 (in reliance on the Order), including in executive sessions attended by the members of the Board who are not “interested persons” (as defined in the 1940 Act) of the Fund (the “Independent Board Members”), to consider a proposal to approve the New Sub-Advisory Agreement. Prior to voting on the proposal, the Independent Board Members, as well as the Board Members who are “interested persons” of the Adviser, reviewed information furnished by the Adviser and Sub-Adviser and others reasonably necessary to permit the Board to evaluate the proposal fully. In considering the New Sub-Advisory Agreement, the Board Members considered the information relating to the Fund and the Sub-Adviser provided to them in connection with the meeting on August 7, 2020, as well as information provided over the past year and information provided to them in connection with their meeting on May 13-14, 2020, which was the meeting in which the Board considered and approved the renewal of the Prior Sub-Advisory Agreement for the one-year period ending May 31, 2021 (the “Annual Renewal Meeting”). At the August 7, 2020 Meeting, the Sub-Adviser affirmed and updated prior information and representations provided to the Board, including information and representations provided in connection with the Annual Renewal Meeting. The Independent Board Members were separately represented by counsel who is independent of the Adviser and Sub-Adviser (“Independent Legal Counsel”) in connection with their consideration of approval of the New Sub-Advisory Agreement. The Independent Board Members also received a memorandum from their Independent Legal Counsel discussing the legal standards for their consideration of the New Sub-Advisory Agreement and discussed the New Sub-Advisory Agreement in a private session with their Independent Legal Counsel at which no representatives of the Adviser or Sub-Adviser were present.

1

As result of health and safety measures put in place to combat the global Coronavirus Disease 2019 (also known as “COVID-19”) pandemic, the Securities and Exchange Commission issued an exemptive order (the “Order”) pursuant to Sections 6(c) and 38(a) of the 1940 Act, that temporarily exempts registered investment management companies from the in-person voting requirements under the 1940 Act, subject to certain requirements, including that votes taken pursuant to the Order are ratified at the next in-person meeting. The Board determined that reliance on the Order was necessary or appropriate due to the circumstances related to current or potential effects of COVID-19 and therefore, the August 7, 2020 meeting was held telephonically in reliance on the Order. See Investment Company Release No. 33897 (June 19, 2020). This Order supersedes, in part, a similar, earlier exemptive order issued by the SEC (Investment Company Release No. 33824 (March 25, 2020)).

Other Information	27

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

The Independent Board Members considered, among other things, the following:

Information about Performance, Expenses and Fees

•	In connection with the Annual Renewal Meeting, a report prepared by an independent third-party provider of investment company data, which includes for the Fund:

¡

Comparisons of the Fund’s performance over the past one-, three-, five- and ten-year periods ended December 31, 2019, to the performance of an appropriate benchmark constructed by Broadridge Financial Solutions, Inc., the successor to Lipper, Inc. (“Broadridge”) for the Fund (the “Lipper Index”) and a universe of other mutual funds with similar investment objectives and policies (the “Performance Group” and/or the “Performance Universe”);

¡

Comparisons of the Fund’s expense ratio (with detail of component expenses) to the expense ratios of a group of comparable mutual funds selected by the independent third-party data provider (the “Expense Group” and/or “Expense Universe”);

¡	A chart showing the Fund’s historical average net assets relative to its total expenses, management fees, and non-management expenses over the past five calendar years; and

¡	Comparisons of the Fund’s contractual management fee to the contractual management fees of comparable mutual funds at different asset levels.

•	In connection with the August 7, 2020 meeting, a report prepared by the Sub-Adviser, which includes updated Fund performance information as of June 30, 2020.

•	Comparative information concerning fees charged by the Sub-Adviser for managing institutional accounts using investment strategies and techniques similar to those used in managing the Fund; and

•	Profitability analyses for the Sub-Adviser.

Information about Portfolio Management

•	Descriptions of the investment management services provided by the Sub-Adviser, including its investment strategies and processes;

•	Information concerning the allocation of brokerage; and

•	Information regarding the procedures and processes used to value the assets of the Fund.

Information about the Sub-Adviser

•	Reports detailing the financial results and condition of the Sub-Adviser;

•

Descriptions of the qualifications, education and experience of the individual investment and other professionals at the Sub-Adviser responsible for managing the portfolio of the Fund and for Fund operations;

•	Information relating to compliance with and the administration of the Code of Ethics adopted by the Sub-Adviser;

•	Information about the Sub-Adviser’s proxy voting policies and procedures and information regarding the Sub-Adviser’s practices for overseeing proxy vendors;

•

Information concerning the resources devoted by the Sub-Adviser to overseeing compliance by the Fund and the service providers used by the Sub-Adviser in connecting with providing services to the Fund, including information concerning compliance with investment policies and restrictions and other operating policies of the Fund;

•	A description of the adequacy and sophistication of the Sub-Adviser’s technology and systems with respect to investment and administrative matters;

•	A description of the business continuity and disaster recovery plans of the Sub-Adviser; and

•	Information regarding the Sub-Adviser’s risk management processes.

28	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Other Relevant Information

•	Copies of the New Sub-Advisory Agreement;

•

Responses to an information request letter in connection with the Annual Renewal Meeting, as updated at the August 7, 2020 meeting, requesting specific information from the Sub-Adviser, with respect to its operations relating to the Fund and its approximate profitability from such operations for the calendar year ended December 31, 2019.

•	Materials provided by Broadridge, circulated to the Independent Board Members and to Independent Legal Counsel in connection with the Annual Renewal Meeting.

In addition to the information identified above, the Board considered information provided from time to time by the Sub-Adviser throughout the year at meetings of the Board and its committees. At such meetings, the Board Members received, among other things, presentations by the portfolio managers and other investment professionals of the Sub-Adviser relating to the performance of the Fund, and the investment strategies used in pursuing the Fund’s investment objective.

The Independent Board Members were assisted throughout the contract review process by their Independent Legal Counsel. The Independent Board Members relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the New Sub-Advisory Agreement, and the weight to be given to each such factor. The conclusions reached with respect to the New Sub-Advisory Agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Board Member may have placed varying emphasis on particular factors in reaching conclusions with respect to the Fund. Representatives from the Sub-Adviser attended the August 7, 2020 meeting and informed the Board Members that there would not be any changes to the Fund’s portfolio management team or investment process as a result of the Transaction and also responded to questions from the Independent Board Members regarding SouthernSun and the Transaction.

Results of the Process

Based on a consideration of the foregoing and such other information as deemed relevant, including the factors and conclusions described below, on August 7, 2020, the Board, including a majority of the Independent Board Members, voted to approve the New Sub-Advisory Agreement effective upon the close of the Transaction, for an initial two-year period.

Nature, Extent and Quality of Services

In considering whether to approve the New Sub-Advisory Agreement, the Board evaluated the nature, extent and quality of services provided to the Fund by the Sub-Adviser.

The Board considered the Sub-Adviser’s attributes relating to its investment philosophy oriented toward long-term performance, its process for selecting investments, its experienced professionals, access to significant technological resources and a favorable history and reputation. The Board also considered the review process undertaken by SSGA FM and SSGA FM’s favorable assessment of the nature and quality of the investment sub-advisory services provided by the Sub-Adviser. The Board also considered the Fund’s multi-manager structure and how the Sub-Adviser’s approach to small-cap investing fits within the Fund’s overall strategy.

On the basis of the foregoing and other relevant information, the Board concluded that the Sub-Adviser can be expected to continue to provide high quality investment management and related services for the Fund.

Fund Performance

The Board compared the Fund’s investment performance to the performance of an appropriate benchmark and universe of comparable mutual funds for various time periods ended December 31, 2019. For purposes of these comparisons the Independent Board Members relied extensively on the Performance Group, Performance Universe and Lipper Index and the analyses of the related data provided by Broadridge. The Board also considered updated

Other Information	29

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

performance information provided by SouthernSun for various time periods ended June 30, 2020. Among other information, the Board considered the following performance information in its evaluation of the Fund:

Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s performance was above the medians of its Performance Group and Performance Universe and its Lipper Index for the 1-, 3-, 5- and 10-year periods ended December 31, 2019. The Board took into account management’s discussion of the Fund’s performance.

On the basis of the foregoing and other relevant information, the Board concluded that the performance of the Fund is satisfactory.

Management Fees and Expenses

The Board reviewed the contractual investment advisory fee rates payable by the Fund and actual fees paid by the Fund, as well as the fees paid to the Sub-Adviser by the Adviser, which reduced the net management fees retained by the Adviser. The Board also reviewed allocation of the total advisory fees between SSGA FM and the Sub-Adviser. As part of its review, the Board considered the Fund’s management fee and total expense ratio, including the portion attributable to administrative services provided by SSGA FM (both before and after giving effect to any expense caps), as compared to its Expense Group and Expense Universe, as constructed by Broadridge, and the related Broadridge analysis for the Fund. The Board also considered the comparability of the fees charged and the services provided to the Fund by the Sub-Adviser to the fees charged and services provided to other clients of the Sub-Adviser, including institutional accounts, as applicable. The Board also considered that the sub-advisory fees are paid by the Adviser out of its advisory fees it receives from the Fund and are not paid by the Fund. Among other information, the Board considered the following expense information in its evaluation of the Fund:

Small-Cap Equity V.I.S. Fund. The Board considered that the Fund’s actual management fee was above the medians of its Expense Group and Expense Universe. The Board also considered that the Fund’s total expenses were above the medians of its Expense Group and Expense Universe. The Board considered management’s discussion of the Fund’s expenses.

On the basis of the foregoing and other relevant information, and in light of the nature, extent and quality of the services provided by the Sub-Adviser, the Board concluded that the fees and the expense ratio of the Fund compare favorably to the fees and expenses of the Expense Group and Expense Universe and are reasonable in relation to the services provided.

Profitability

The Board reviewed the level of profits realized by the Sub-Adviser in providing investment advisory and other services to the Fund. The Board considered other direct and indirect benefits received by the Sub-Adviser in connection with its relationship with the Fund.

The Board concluded that the profitability of the Sub-Adviser with respect to the Fund was reasonable in relation to the services provided.

Economies of Scale

The Board noted that the fees under the New Sub-Advisory Agreement are paid by the Adviser out of the advisory fees that the Adviser receives under the Advisory Agreement. Therefore, the Board concluded that the potential for economies of scale in the Sub-Adviser’s management of the Fund is not a material factor to the approval of the New Sub-Advisory Agreement.

Conclusions

In reaching its decision to approve the New Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Board Member may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of its deliberations, the Board, including the Independent Board Members, concluded that the Sub-Adviser possesses the capability and resources to perform the duties required of it under the New Sub-Advisory Agreement.

30	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Further, based upon its review of the New Sub-Advisory Agreement, the materials provided, and the considerations described above, the Board, including the Independent Board Members, concluded that (1) the terms of the New Sub-Advisory Agreement are reasonable, fair, and in the best interests of the Fund and its shareholders, and (2) the rate payable under the New Sub-Advisory Agreement is fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

Other Information	31

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 – 2017); Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	65	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

32	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None

Other Information	33

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	65	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

Jeanne La Porta(2) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham and Ms. La Porta are Interested Directors because of their employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

34	Other Information

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 –November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

Other Information	35

State Street Small-Cap Equity V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

36	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2020

State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Annual Report

December 31, 2020

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Income V.I.S. Fund

Notes to Performance — December 31, 2020 (Unaudited)

The information provided on the performance pages relates to the State Street Income V.I.S. Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at http://www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing index assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Income V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2020 (Unaudited)

The State Street Income V.I.S. Fund (the “Fund”) seeks to provide the maximum income consistent with prudent investment management and the preservation of capital by investing at least 80% of its net assets under normal circumstances in debt securities. The Fund’s benchmark is the Bloomberg Barclays U.S. Aggregate Bond Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was 7.03% and the Index was 7.51%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Asset allocation and security selection, which each had a positive impact, and duration, which had a negative impact, were the primary drivers of Fund performance during the Reporting Period relative to the Index.

During the Reporting Period, the Fund increased its over-weight asset allocation to credit sectors from modest levels after credit spreads widened substantially in response to the COVID-19 global pandemic. The U.S. government responded with fiscal and monetary stimulus, which included a Federal Reserve program to temporarily buy U.S. corporate credit bonds, causing credit spreads to tighten significantly in the last three quarters of the Reporting Period. Given the timing of management’s allocation increase to credit, the Fund’s allocation to credit generated positive excess returns relative to the Index despite the fact that credit spreads widened during the Reporting Period.

Security selection in the investment-grade credit and agency MBS allocations generated positive excess returns relative to the Index, which was offset by security selection in the treasury allocation, which generated negative excess returns relative to the Index.

Over the course of the Reporting Period, the ten-year government interest rate decreased from 1.92% to 0.92%. During the first quarter of 2020, we had the view that the Phase One trade agreement between the U.S. and China coupled with pent up private investment would lead to above trend growth. As such, we felt that long-term interest rates were near a cyclical low and established a short duration position relative to the Index. The COVID-19 global pandemic caused interest rates to decline significantly, negatively impacting the Fund’s performance relative to the Index.

The Fund used treasury futures, interest rate swaps, options on treasury futures and index credit default swaps in order to actively manage duration and credit spread duration during the Reporting Period. The Fund’s use of options on treasury futures contributed to Fund performance relative to the Index, while its use of treasury futures, interest rate swaps, and index credit default swaps detracted from Fund performance relative to the Index.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2020	$1,000.00	$1,000.00
Ending Account Value December 31, 2020	$1,022.50	$1,020.16
Expenses Paid During Period*	$5.03	$5.03

*

Expenses are equal to the Fund’s annualized expense ratio of 0.99%** (for the period July 1, 2020 - December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period)

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Income V.I.S. Fund	3

State Street Income V.I.S. Fund

Performance Summary — December 31, 2020 (Unaudited)

Quality Ratings

as of December 31, 2020 as a % of Fair Value (a)(b)

Moody’s / S&P /Rating*	Percentage of Fair Value
Aaa / AAA	15.9%

Aa / AA	47.1%

A / A	8.6%

Baa / BBB	25%

Ba / BB and lower	2.2%

NR / Other	1.2%

100.0%

Sector Allocation

Portfolio composition as a % of Fair Value of $18,862 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the Periods Ended December 31, 2020

Investment Class Shares (Inception date: 1/03/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Income V.I.S. Fund	7.03%	4.03%	3.61%	$14,258

Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.84%	$14,576

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

*

Moody’s Investors Services, Inc. (“Moody’s”) and S&P Global Ratings (“S&P”) are nationally recognized statistical rating organizations. The quality ratings represent the lower of Moody’s or S&P credit ratings. When a rating from only one of the rating agencies is available, that rating is used. Securities not rated by Moody’s or S&P are categorized as not rated. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of quality. In formulating investment decisions for the Fund, SSGA Funds Management, Inc. develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

4	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Income V.I.S. Fund	5

State Street Income V.I.S. Fund

Schedule of Investments — December 31, 2020

	Principal Amount ($)	Fair Value $

Bonds and Notes - 95.1%†
U.S. Treasuries - 16.5%
U.S. Treasury Bonds
1.25%, 05/15/50 (a)	88,000	79,874
2.25%, 08/15/46 (a)	153,000	174,755
3.00%, 08/15/48 (a)	335,000	440,944
3.75%, 08/15/41	43,000	61,094
4.75%, 02/15/37 (a)	128,000	195,060
U.S. Treasury Notes
0.25%, 07/31/25 (a)	404,900	403,698
0.38%, 07/31/27 (a)	482,900	476,486
0.63%, 08/15/30 (a)	434,100	423,315
1.13%, 06/30/21 (a)	98,000	98,501
1.25%, 03/31/21	443,000	444,194
2.50%, 01/31/24	76,000	81,421

		2,879,342

Agency Mortgage Backed - 27.5%
Federal Home Loan Mortgage Corp.
3.00%, 04/01/43 - 10/01/49 (a)	544,790	581,390
4.50%, 06/01/33 - 02/01/35 (a)	3,383	3,793
5.00%, 07/01/35 (a)	24,102	27,998
5.50%, 01/01/38 (a)	25,795	30,358
6.00%, 04/01/29 - 11/01/37 (a)	80,420	92,405
6.50%, 02/01/29 (a)	35	40
6.93%, 06/01/26 (a)(b)	60,000	79,787
7.00%, 06/01/29 - 08/01/36 (a)	18,306	21,575
7.50%, 01/01/30 - 09/01/33 (a)	3,660	4,148
8.00%, 11/01/30 (a)	3,841	4,406
8.50%, 04/01/30 (a)	3,515	4,512
Federal National Mortgage Assoc.
3.00%, 03/01/50 (a)	116,135	121,812
3.50%, 08/01/45 - 01/01/48 (a)	512,246	560,413
4.00%, 01/01/41 - 01/01/50 (a)	374,310	407,391
4.50%, 07/01/33 - 12/01/48 (a)	146,140	161,846
5.00%, 03/01/34 - 08/01/35 (a)	31,639	36,591
5.50%, 12/01/32 - 01/01/39 (a)	96,040	110,875
6.00%, 03/01/21 - 07/01/35 (a)	123,080	142,503
6.50%, 10/01/28 - 08/01/34 (a)	18,785	21,134
7.00%, 10/01/32 - 02/01/34 (a)	4,990	5,604
7.50%, 11/01/22 - 03/01/33 (a)	12,140	13,207
8.00%, 08/01/25 - 10/01/31 (a)	5,290	5,906
9.00%, 12/01/22 (a)	72	73
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%, 09/25/46 (c)(d)	160,462	36,341
Federal National Mortgage Assoc.
2.00%, TBA (e)	543,793	567,707
Government National Mortgage Assoc.
3.00%, 12/20/42 - 05/20/45 (a)	504,947	538,883
3.50%, 08/20/48 (a)	125,450	134,251

	Principal Amount ($)	Fair Value $
4.00%, 01/20/41 - 04/20/43 (a)	84,373	93,325
4.50%, 08/15/33 - 03/20/41 (a)	61,422	69,007
6.00%, 04/15/27 - 04/15/34 (a)	61,126	69,898
6.50%, 03/15/24 - 08/15/34 (a)	24,117	27,035
7.00%, 01/15/28 - 10/15/36 (a)	20,770	22,816
7.50%, 11/15/31 (a)	60	60
9.00%, 12/15/21 (a)	14	14
Government National Mortgage Assoc. 1.50% + 1 year CMT
3.00%, 02/20/23 - 02/20/26 (a)(c)	831	841
3.13%, 12/20/24 (a)(c)	432	437
Government National Mortgage Assoc.
2.50%, TBA (e)	751,250	795,010

		4,793,392

Agency Collateralized Mortgage Obligations - 1.1%
Federal Home Loan Mortgage Corp.
0.08%, 09/25/43 (c)(d)	348,738	1,112
2.51%, 07/25/29	55,000	61,086
4.05%, 09/25/28 (c)	31,000	37,495
Federal Home Loan Mortgage Corp. REMIC
3.50%, 11/15/30 (d)	13,933	452
5.50%, 06/15/33 (d)	13,767	2,375
7.50%, 07/15/27 (d)	1,199	192
Federal Home Loan Mortgage Corp. REMIC 6.15% - 1 month USD LIBOR
5.99%, 10/15/42 (c)(d)	130,947	22,560
Federal Home Loan Mortgage Corp. REMIC 6.60% - 1 month USD LIBOR
6.44%, 08/15/25 (c)(d)	4,196	101
Federal Home Loan Mortgage Corp. STRIPS
1.47%, 08/01/27 (f)(g)	150	143
8.00%, 02/01/23 - 07/01/24 (d)	333	32
Federal National Mortgage Assoc. 1.60% + 12 month USD LIBOR
3.35%, 04/01/37 (a)(c)	854	875
Federal National Mortgage Assoc. REMIC
1.10%, 12/25/42 (c)(d)	18,585	667
5.00%, 09/25/40 (d)	8,986	1,019
Federal National Mortgage Assoc. REMIC 6.00% - 1 month USD LIBOR
5.85%, 07/25/38 (c)(d)	4,435	802
Federal National Mortgage Assoc. REMIC 6.55% - 1 month USD LIBOR
6.40%, 11/25/41 (c)(d)	205,835	45,727

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Federal National Mortgage Assoc. STRIPS
1.87%, 12/25/34 (f)(g)	11,123	10,182
4.50%, 08/25/35 - 01/25/36 (d)	13,193	1,802
5.00%, 03/25/38 - 05/25/38 (d)	7,909	1,386
5.50%, 12/25/33 (d)	3,512	565
6.00%, 01/25/35 (d)	5,976	1,132
7.50%, 11/25/23 (d)	1,269	94
8.00%, 08/25/23 - 07/25/24 (d)	595	61
8.50%, 07/25/22 (d)**	3	—
9.00%, 05/25/22 (d)**	2	—
Government National Mortgage Assoc. REMIC
4.50%, 08/16/39 (d)	509	1

		189,861

Asset Backed - 1.7%
Ally Auto Receivables Trust 2018-1
2.35%, 06/15/22	2,209	2,214
American Express Credit Account Master Trust 2018-8
3.18%, 04/15/24	104,000	106,145
CarMax Auto Owner Trust
3.13%, 06/15/23	9,197	9,351
Ford Credit Auto Owner Trust 2020-B
0.56%, 10/15/24	63,000	63,278
Nissan Auto Lease Trust 2019-A
2.76%, 03/15/22	34,207	34,404
Nissan Auto Lease Trust 2020-A
1.80%, 05/16/22	18,935	19,022
Santander Retail Auto Lease Trust 2019-B
2.30%, 01/20/23 (h)	63,000	64,159

		298,573

Corporate Notes - 38.9%
3M Co.
3.13%, 09/19/46 (a)	4,000	4,473
Abbott Laboratories
3.75%, 11/30/26 (a)	6,000	7,028
4.90%, 11/30/46 (a)	8,000	11,815
AbbVie Inc.
2.60%, 11/21/24	10,000	10,718
2.95%, 11/21/26	9,000	9,967
3.20%, 05/14/26 (a)	4,000	4,442
3.20%, 11/21/29	10,000	11,264
3.25%, 10/01/22	6,000	6,249
3.45%, 03/15/22	16,000	16,493
4.05%, 11/21/39	5,000	6,046
4.25%, 11/21/49	8,000	10,062
4.63%, 10/01/42	2,000	2,543

	Principal Amount ($)	Fair Value $
4.88%, 11/14/48 (a)	3,000	4,079
5.00%, 12/15/21	9,000	9,285
Advance Auto Parts Inc.
3.90%, 04/15/30 (a)	20,000	23,041
Aetna Inc.
3.50%, 11/15/24 (a)	8,000	8,785
Aircastle Ltd.
4.25%, 06/15/26 (a)	7,000	7,415
Albemarle Wodgina Pty Ltd.
3.45%, 11/15/29 (a)	20,000	21,324
Alexandria Real Estate Equities Inc.
1.88%, 02/01/33 (a)	5,000	4,983
4.70%, 07/01/30 (a)	3,000	3,724
Alimentation Couche-Tard Inc.
2.70%, 07/26/22 (a)(h)	8,000	8,261
2.95%, 01/25/30 (a)(h)	6,000	6,550
3.80%, 01/25/50 (a)(h)	8,000	9,447
Ally Financial Inc.
5.75%, 11/20/25 (a)	6,000	6,980
Alphabet Inc.
1.10%, 08/15/30 (a)	6,000	5,899
Altria Group Inc.
2.95%, 05/02/23 (a)	5,000	5,273
3.80%, 02/14/24 (a)	4,000	4,369
4.25%, 08/09/42 (a)	2,000	2,229
4.45%, 05/06/50 (a)	5,000	5,911
4.50%, 05/02/43 (a)	3,000	3,477
4.80%, 02/14/29 (a)	7,000	8,393
Amazon.com Inc.
1.50%, 06/03/30 (a)	4,000	4,073
2.50%, 06/03/50 (a)	5,000	5,181
2.70%, 06/03/60 (a)	5,000	5,342
3.15%, 08/22/27 (a)	4,000	4,550
4.05%, 08/22/47 (a)	5,000	6,606
Ameren Corp.
3.65%, 02/15/26 (a)	5,000	5,642
American Campus Communities Operating Partnership LP
4.13%, 07/01/24 (a)	4,000	4,370
American Electric Power Company Inc.
3.25%, 03/01/50 (a)	5,000	5,352
American Electric Power Company Inc.
2.30%, 03/01/30 (a)	5,000	5,220
American Express Co.
3.00%, 10/30/24 (a)	8,000	8,729
American International Group Inc.
4.25%, 03/15/29 (a)	8,000	9,608
4.50%, 07/16/44 (a)	7,000	8,954
American Tower Corp.
1.50%, 01/31/28	14,000	14,090
2.90%, 01/15/30 (a)	30,000	32,709

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	7

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

3.70%, 10/15/49 (a)	3,000	3,400
3.80%, 08/15/29 (a)	10,000	11,610
American Water Capital Corp.
2.95%, 09/01/27 (a)	9,000	9,922
Amgen Inc.
2.45%, 02/21/30 (a)	2,000	2,148
3.15%, 02/21/40 (a)	9,000	9,817
3.38%, 02/21/50 (a)	3,000	3,348
4.66%, 06/15/51 (a)	3,000	4,073
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%, 02/01/36 (a)	8,000	10,142
4.90%, 02/01/46 (a)	9,000	11,694
Anheuser-Busch InBev Worldwide Inc.
3.50%, 06/01/30 (a)	6,000	6,953
4.00%, 04/13/28 (a)	4,000	4,711
4.35%, 06/01/40 (a)	10,000	12,243
4.38%, 04/15/38 (a)	9,000	11,113
4.50%, 06/01/50 (a)	3,000	3,786
4.75%, 04/15/58 (a)	7,000	9,203
5.55%, 01/23/49 (a)	6,000	8,510
Anthem Inc.
2.88%, 09/15/29 (a)	3,000	3,326
3.30%, 01/15/23 (a)	6,000	6,351
3.70%, 09/15/49 (a)	3,000	3,576
Apollo Management Holdings LP
2.65%, 06/05/30 (a)(h)	20,000	20,428
Apollo Management Holdings LP (4.95% fixed rate until 12/17/24; 3.27% + 5 year CMT Rate thereafter)
4.95%, 01/14/50 (a)(c)(h)	10,000	10,201
Apple Inc.
2.20%, 09/11/29 (a)	7,000	7,561
2.95%, 09/11/49 (a)	5,000	5,605
3.35%, 02/09/27 (a)	7,000	7,969
3.45%, 02/09/45 (a)	10,000	12,128
Applied Materials Inc.
4.35%, 04/01/47 (a)	6,000	8,316
Aptiv PLC
4.40%, 10/01/46 (a)	7,000	7,618
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (a)	6,000	6,544
Ascension Health
4.85%, 11/15/53 (a)	10,000	14,864
AstraZeneca PLC
4.00%, 01/17/29 (a)	3,000	3,580
4.38%, 08/17/48 (a)	2,000	2,689
AT&T Inc.
2.30%, 06/01/27 (a)	35,000	37,292
2.75%, 06/01/31 (a)	17,000	18,166

	Principal Amount ($)	Fair Value $
3.30%, 02/01/52 (a)	6,000	5,953
3.85%, 06/01/60 (a)	10,000	10,535
4.35%, 03/01/29 (a)	4,000	4,771
4.45%, 04/01/24 (a)	7,000	7,814
4.50%, 05/15/35 (a)	7,000	8,481
4.55%, 03/09/49 (a)	4,000	4,773
4.75%, 05/15/46 (a)	4,000	4,926
4.80%, 06/15/44 (a)	2,000	2,484
4.85%, 03/01/39 (a)	8,000	9,918
5.15%, 11/15/46 (a)	2,000	2,583
5.25%, 03/01/37 (a)	5,000	6,474
5.35%, 12/15/43 (a)	7,000	8,904
5.45%, 03/01/47 (a)	7,000	9,443
Athene Holding Ltd.
4.13%, 01/12/28 (a)	4,000	4,452
6.15%, 04/03/30 (a)	9,000	11,171
Avangrid Inc.
3.15%, 12/01/24 (a)	9,000	9,811
Avery Dennison Corp.
2.65%, 04/30/30 (a)	6,000	6,450
Bank of America Corp.
3.95%, 04/21/25 (a)	7,000	7,887
4.18%, 11/25/27 (a)	11,000	12,761
4.25%, 10/22/26 (a)	11,000	12,877
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%, 04/29/31 (a)(c)	47,000	50,299
Bank of America Corp. (3.12% fixed rate until 01/20/22; 1.16% + 3 month USD LIBOR thereafter)
3.12%, 01/20/23 (a)(c)	8,000	8,231
Bank of America Corp. (3.37% fixed rate until 01/23/25; 0.81% + 3 month USD LIBOR thereafter)
3.37%, 01/23/26 (a)(c)	2,000	2,197
Bank of America Corp. (3.71% fixed rate until 04/24/27; 1.51% + 3 month USD LIBOR thereafter)
3.71%, 04/24/28 (a)(c)	11,000	12,543
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%, 01/23/49 (a)(c)	3,000	3,731
Bank of America Corp. (4.27% fixed rate until 07/23/28; 1.31% + 3 month USD LIBOR thereafter)
4.27%, 07/23/29 (a)(c)	3,000	3,570
Bank of America Corp. (4.30% fixed rate until 01/28/25; 2.66% + 3 month USD LIBOR thereafter)
4.30%, 12/31/99 (a)(c)	10,000	10,268

See Notes to Schedule of Investments and Notes to Financial Statements.

8	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Bank of America Corp. (4.44% fixed rate until 01/20/47; 1.99% + 3 month USD LIBOR thereafter)
4.44%, 01/20/48 (a)(c)	3,000	3,972
Bank of Montreal (4.34% fixed rate until 10/05/23; 1.28% + USD 5 year Swap Rate thereafter)
4.34%, 10/05/28 (a)(c)	9,000	9,866
Barrick North America Finance LLC
5.70%, 05/30/41 (a)	3,000	4,323
BAT Capital Corp.
2.26%, 03/25/28 (a)	5,000	5,171
2.73%, 03/25/31 (a)	8,000	8,282
3.56%, 08/15/27 (a)	5,000	5,574
3.73%, 09/25/40 (a)	5,000	5,230
3.98%, 09/25/50 (a)	8,000	8,329
4.39%, 08/15/37 (a)	7,000	7,834
4.54%, 08/15/47 (a)	4,000	4,441
4.70%, 04/02/27 (a)	5,000	5,896
4.91%, 04/02/30 (a)	6,000	7,246
BAT International Finance PLC
1.67%, 03/25/26 (a)	5,000	5,127
Becton Dickinson and Co.
2.89%, 06/06/22 (a)	9,000	9,289
3.70%, 06/06/27 (a)	10,000	11,440
3.73%, 12/15/24 (a)	2,000	2,215
4.67%, 06/06/47 (a)	3,000	3,929
4.69%, 12/15/44 (a)	2,000	2,583
Berkshire Hathaway Energy Co.
3.25%, 04/15/28 (a)	4,000	4,562
3.70%, 07/15/30 (a)(h)	5,000	5,921
3.80%, 07/15/48 (a)	5,000	5,979
4.25%, 10/15/50 (a)(h)	2,000	2,580
6.13%, 04/01/36 (a)	5,000	7,383
Berkshire Hathaway Finance Corp.
1.45%, 10/15/30 (a)	30,000	30,398
2.85%, 10/15/50 (a)	5,000	5,363
4.25%, 01/15/49 (a)	6,000	7,949
Berry Global Inc.
4.88%, 07/15/26 (h)	11,000	11,810
Biogen Inc.
2.25%, 05/01/30 (a)	3,000	3,121
Block Financial LLC
3.88%, 08/15/30 (a)	5,000	5,396
Boardwalk Pipelines LP
4.80%, 05/03/29 (a)	10,000	11,450
Boston Scientific Corp.
4.70%, 03/01/49 (a)	4,000	5,457
BP Capital Markets America Inc.
3.00%, 02/24/50 (a)	5,000	5,144
3.02%, 01/16/27 (a)	11,000	12,157

	Principal Amount ($)	Fair Value $
BP Capital Markets PLC (4.38% Fixed rate until 06/22/25; 4.04% + 5 year CMT Rate thereafter)
4.38%, 12/31/99 (a)(c)	8,000	8,529
BP Capital Markets PLC (4.88% Fixed rate until 03/22/30; 4.40% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	8,000	8,890
Brighthouse Financial Inc.
3.70%, 06/22/27 (a)	2,000	2,174
Bristol-Myers Squibb Co.
1.45%, 11/13/30	15,000	15,061
2.35%, 11/13/40	2,000	2,047
2.55%, 11/13/50	6,000	6,132
3.20%, 06/15/26 (a)	7,000	7,876
3.40%, 07/26/29 (a)	7,000	8,137
3.45%, 11/15/27 (a)	2,000	2,304
4.13%, 06/15/39 (a)	5,000	6,410
4.25%, 10/26/49 (a)	5,000	6,745
4.55%, 02/20/48 (a)	4,000	5,551
5.00%, 08/15/45 (a)	5,000	7,214
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%, 01/15/23 (a)	3,000	3,123
3.13%, 01/15/25 (a)	3,000	3,243
3.88%, 01/15/27 (a)	2,000	2,244
Broadcom Inc.
3.15%, 11/15/25 (a)	10,000	10,920
4.15%, 11/15/30 (a)	33,000	38,158
4.30%, 11/15/32 (a)	8,000	9,482
Brown-Forman Corp.
4.00%, 04/15/38 (a)	2,000	2,475
Bunge Limited Finance Corp.
3.75%, 09/25/27 (a)	3,000	3,431
Burlington Northern Santa Fe LLC
4.15%, 12/15/48 (a)	8,000	10,650
4.55%, 09/01/44 (a)	11,000	14,959
Cameron LNG LLC
3.30%, 01/15/35 (a)(h)	3,000	3,376
Canadian Natural Resources Ltd.
3.85%, 06/01/27 (a)	7,000	7,864
4.95%, 06/01/47 (a)	2,000	2,522
Cantor Fitzgerald LP
4.88%, 05/01/24 (a)(h)	10,000	11,117
Capital One Financial Corp.
3.75%, 07/28/26 (a)	9,000	10,177
4.75%, 07/15/21 (a)	12,000	12,278
Cardinal Health Inc.
2.62%, 06/15/22 (a)	6,000	6,177

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	9

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

3.08%, 06/15/24 (a)	4,000	4,302
Carrier Global Corp.
2.72%, 02/15/30	5,000	5,345
3.38%, 04/05/40	5,000	5,483
3.58%, 04/05/50	5,000	5,592
Caterpillar Inc.
3.25%, 09/19/49 (a)	7,000	8,211
3.80%, 08/15/42 (a)	4,000	5,046
Centene Corp.
3.38%, 02/15/30 (a)	8,000	8,415
4.25%, 12/15/27 (a)	23,000	24,480
5.38%, 08/15/26 (h)	33,000	34,894
CenterPoint Energy Inc.
2.50%, 09/01/22 (a)	13,000	13,439
Charter Communications Operating LLC/Charter Communications Operating Capital
4.46%, 07/23/22 (a)	11,000	11,594
4.80%, 03/01/50 (a)	8,000	9,502
4.91%, 07/23/25 (a)	5,000	5,805
5.05%, 03/30/29 (a)	32,000	38,784
5.75%, 04/01/48 (a)	10,000	13,069
6.38%, 10/23/35 (a)	3,000	4,113
Cheniere Corpus Christi Holdings LLC
5.88%, 03/31/25 (a)	7,000	8,146
Chevron Corp.
1.55%, 05/11/25 (a)	2,000	2,082
2.24%, 05/11/30 (a)	3,000	3,217
2.98%, 05/11/40 (a)	5,000	5,540
3.08%, 05/11/50 (a)	5,000	5,582
Choice Hotels International Inc.
3.70%, 01/15/31 (a)	5,000	5,524
Chubb INA Holdings Inc.
1.38%, 09/15/30 (a)	50,000	49,833
4.35%, 11/03/45 (a)	8,000	10,828
Cigna Corp.
2.40%, 03/15/30 (a)	5,000	5,321
3.25%, 04/15/25 (a)	7,000	7,691
3.40%, 09/17/21 - 03/01/27 (a)	12,000	12,796
3.75%, 07/15/23 (a)	4,000	4,320
3.88%, 10/15/47 (a)	4,000	4,744
4.13%, 11/15/25 (a)	7,000	8,053
4.38%, 10/15/28 (a)	3,000	3,622
4.80%, 08/15/38 (a)	3,000	3,901
Cisco Systems Inc.
5.90%, 02/15/39 (a)	5,000	7,667
Citigroup Inc.
4.40%, 06/10/25 (a)	35,000	40,123
4.45%, 09/29/27 (a)	4,000	4,724

	Principal Amount ($)	Fair Value $
4.65%, 07/23/48 (a)	13,000	17,920
4.75%, 05/18/46 (a)	9,000	11,949
5.50%, 09/13/25 (a)	10,000	12,026
Citigroup Inc. (1.68% fixed rate until 05/15/23; 1.67% + SOFR thereafter)
1.68%, 05/15/24 (a)(c)	28,000	28,864
Citigroup Inc. (2.88% fixed rate until 07/24/22; 0.95% + 3 month USD LIBOR thereafter)
2.88%, 07/24/23 (a)(c)	7,000	7,266
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%, 11/05/30 (a)(c)	31,000	34,145
Citigroup Inc. (3.88% fixed rate until 01/24/38; 1.17% + 3 month USD LIBOR thereafter)
3.88%, 01/24/39 (a)(c)	7,000	8,380
Citigroup Inc. (4.70% fixed rate until 01/30/25; 3.23% + SOFR thereafter)
4.70%, 12/31/99 (a)(c)	12,000	12,325
CME Group Inc.
3.75%, 06/15/28 (a)	2,000	2,374
CMS Energy Corp.
4.88%, 03/01/44 (a)	11,000	14,590
CNA Financial Corp.
3.45%, 08/15/27 (a)	5,000	5,660
3.90%, 05/01/29 (a)	10,000	11,869
CNH Industrial Capital LLC
1.95%, 07/02/23 (a)	10,000	10,310
4.88%, 04/01/21 (a)	8,000	8,077
CNOOC Petroleum North America ULC
6.40%, 05/15/37 (a)	7,000	9,633
Comcast Corp.
2.65%, 08/15/62 (a)	5,000	5,002
2.80%, 01/15/51 (a)	5,000	5,208
3.10%, 04/01/25 (a)	5,000	5,499
3.20%, 07/15/36 (a)	7,000	7,932
3.25%, 11/01/39 (a)	9,000	10,174
3.38%, 08/15/25 (a)	5,000	5,579
3.45%, 02/01/50 (a)	5,000	5,874
3.97%, 11/01/47 (a)	6,000	7,507
4.15%, 10/15/28 (a)	7,000	8,395
4.60%, 08/15/45 (a)	3,000	4,018
4.70%, 10/15/48 (a)	4,000	5,554
CommonSpirit Health
4.35%, 11/01/42	16,000	18,752

See Notes to Schedule of Investments and Notes to Financial Statements.

10	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Conagra Brands Inc.
5.30%, 11/01/38 (a)	3,000	4,023
5.40%, 11/01/48 (a)	4,000	5,705
Concho Resources Inc.
3.75%, 10/01/27 (a)	3,000	3,431
4.88%, 10/01/47 (a)	4,000	5,444
ConocoPhillips Co.
4.30%, 11/15/44 (a)	8,000	10,096
Consolidated Edison Company of New York Inc.
3.35%, 04/01/30 (a)	5,000	5,723
3.88%, 06/15/47 (a)	4,000	4,729
3.95%, 04/01/50 (a)	5,000	6,087
Constellation Brands Inc.
3.15%, 08/01/29 (a)	8,000	8,907
3.70%, 12/06/26 (a)	6,000	6,877
4.50%, 05/09/47 (a)	8,000	10,143
Continental Resources Inc.
4.50%, 04/15/23 (a)	7,000	7,214
Corning Inc.
4.38%, 11/15/57 (a)	6,000	7,392
Corporate Office Properties LP
2.25%, 03/15/26 (a)	5,000	5,211
Costco Wholesale Corp.
1.75%, 04/20/32 (a)	8,000	8,295
Crown Castle International Corp.
3.30%, 07/01/30 (a)	41,000	46,028
5.20%, 02/15/49 (a)	6,000	8,169
CSX Corp.
4.50%, 03/15/49 - 08/01/54 (a)	14,000	18,686
CubeSmart LP
4.38%, 02/15/29 (a)	7,000	8,251
Cummins Inc.
1.50%, 09/01/30 (a)	6,000	6,035
2.60%, 09/01/50 (a)	6,000	6,108
CVS Health Corp.
3.00%, 08/15/26 (a)	6,000	6,646
3.25%, 08/15/29 (a)	5,000	5,631
3.35%, 03/09/21 (a)	6,000	6,032
3.63%, 04/01/27 (a)	5,000	5,692
3.75%, 04/01/30 (a)	5,000	5,829
4.25%, 04/01/50 (a)	5,000	6,254
4.30%, 03/25/28 (a)	2,000	2,371
4.78%, 03/25/38 (a)	3,000	3,799
5.00%, 12/01/24 (a)	6,000	6,889
5.13%, 07/20/45 (a)	2,000	2,683
5.30%, 12/05/43 (a)	6,000	8,123
D.R. Horton Inc.
2.60%, 10/15/25 (a)	14,000	15,103
Dell International LLC/EMC Corp.
4.00%, 07/15/24 (a)(h)	9,000	9,930
5.45%, 06/15/23 (a)(h)	5,000	5,532

	Principal Amount ($)	Fair Value $
6.02%, 06/15/26 (a)(h)	5,000	6,104
8.10%, 07/15/36 (a)(h)	2,000	2,940
8.35%, 07/15/46 (a)(h)	4,000	6,032
Devon Energy Corp.
5.00%, 06/15/45 (a)	6,000	7,035
DH Europe Finance II Sarl
2.60%, 11/15/29 (a)	4,000	4,374
3.25%, 11/15/39 (a)	3,000	3,414
3.40%, 11/15/49 (a)	3,000	3,557
Diamondback Energy Inc.
2.88%, 12/01/24 (a)	10,000	10,504
3.25%, 12/01/26 (a)	5,000	5,344
3.50%, 12/01/29 (a)	5,000	5,344
5.38%, 05/31/25 (a)	12,000	12,459
Digital Realty Trust LP
3.60%, 07/01/29 (a)	10,000	11,469
Discovery Communications LLC
2.95%, 03/20/23 (a)	5,000	5,265
3.95%, 03/20/28 (a)	30,000	34,396
4.95%, 05/15/42 (a)	2,000	2,412
5.00%, 09/20/37 (a)	3,000	3,813
Dollar General Corp.
3.50%, 04/03/30 (a)	9,000	10,360
4.13%, 04/03/50 (a)	6,000	7,632
Dollar Tree Inc.
4.00%, 05/15/25 (a)	7,000	7,902
Dominion Energy Inc.
3.07%, 08/15/24 (a)(b)	5,000	5,403
3.38%, 04/01/30 (a)	10,000	11,385
Dover Corp.
2.95%, 11/04/29 (a)	5,000	5,423
DTE Energy Co.
2.85%, 10/01/26 (a)	8,000	8,786
3.85%, 12/01/23 (a)	7,000	7,618
Duke Energy Carolinas LLC
3.95%, 03/15/48 (a)	5,000	6,262
Duke Energy Corp.
3.55%, 09/15/21 (a)	6,000	6,085
3.75%, 09/01/46 (a)	3,000	3,482
Duke Energy Corp. (4.88% fixed rate until 09/16/24; 3.39% + 5 year CMT Rate thereafter)
4.88%, 12/31/99 (a)(c)	9,000	9,722
Duke Energy Progress LLC
4.15%, 12/01/44 (a)	11,000	14,024
Duke Realty LP
3.05%, 03/01/50 (a)	5,000	5,429
3.25%, 06/30/26 (a)	4,000	4,473
3.38%, 12/15/27 (a)	3,000	3,376
DuPont de Nemours Inc.
2.17%, 05/01/23 (a)	10,000	10,132
5.32%, 11/15/38 (a)	3,000	4,066

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	11

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

5.42%, 11/15/48 (a)	3,000	4,341
Duquesne Light Holdings Inc.
3.62%, 08/01/27 (a)(h)	11,000	12,188
DXC Technology Co.
4.00%, 04/15/23 (a)	11,000	11,756
Eastman Chemical Co.
3.50%, 12/01/21 (a)	8,000	8,221
3.60%, 08/15/22 (a)	7,000	7,291
4.65%, 10/15/44 (a)	6,000	7,587
Eaton Corp.
3.10%, 09/15/27 (a)	4,000	4,481
Ecolab Inc.
1.30%, 01/30/31 (a)	5,000	4,949
2.13%, 08/15/50 (a)	11,000	10,502
Edison International
4.95%, 04/15/25 (a)	10,000	11,397
EI du Pont de Nemours & Co.
2.30%, 07/15/30 (a)	13,000	13,834
Eli Lilly & Co.
3.95%, 03/15/49 (a)	8,000	10,444
Emera US Finance LP
4.75%, 06/15/46 (a)	3,000	3,831
Emerson Electric Co.
1.80%, 10/15/27 (a)	2,000	2,112
2.75%, 10/15/50 (a)	3,000	3,186
Empower Finance 2020 LP
1.36%, 09/17/27 (a)(h)	10,000	10,101
1.78%, 03/17/31 (a)(h)	39,000	39,892
Enbridge Energy Partners LP
5.50%, 09/15/40 (a)	4,000	4,944
Enbridge Inc. (5.75% fixed rate until 04/15/30; 5.31% + 5 year CMT Rate thereafter)
5.75%, 07/15/80 (a)(c)	14,000	15,755
Energy Transfer Operating LP
4.25%, 03/15/23 (a)	8,000	8,498
4.50%, 04/15/24 (a)	2,000	2,191
4.95%, 06/15/28 (a)	4,000	4,603
5.30%, 04/15/47 (a)	6,000	6,604
6.50%, 02/01/42 (a)	8,000	9,784
Energy Transfer Operating LP (6.75% fixed rate until 05/15/25; 5.13% + 5 year CMT Rate thereafter)
6.75%, 12/31/99 (a)(c)	19,000	17,582
Energy Transfer Partners LP/Regency Energy Finance Corp.
4.50%, 11/01/23 (a)	4,000	4,332
Entergy Louisiana LLC
3.05%, 06/01/31 (a)	10,000	11,317
4.00%, 03/15/33 (a)	3,000	3,739

	Principal Amount ($)	Fair Value $
Enterprise Products Operating LLC
4.25%, 02/15/48 (a)	7,000	8,209
Enterprise Products Operating LLC (5.25% fixed rate until 08/16/27; 3.03% + 3 month USD LIBOR thereafter)
5.25%, 08/16/77 (a)(c)	7,000	7,088
EOG Resources Inc.
4.38%, 04/15/30 (a)	5,000	6,094
4.95%, 04/15/50 (a)	8,000	10,864
5.10%, 01/15/36 (a)	4,000	4,977
Equinix Inc.
1.25%, 07/15/25 (a)	10,000	10,196
2.15%, 07/15/30 (a)	10,000	10,189
Equinor ASA
3.25%, 11/18/49 (a)	5,000	5,563
ERP Operating LP
4.50%, 07/01/44 (a)	9,000	11,890
Essex Portfolio LP
2.65%, 03/15/32 (a)	5,000	5,358
Eversource Energy
3.45%, 01/15/50 (a)	7,000	8,026
Exelon Corp.
3.50%, 06/01/22 (a)	9,000	9,361
4.05%, 04/15/30 (a)	9,000	10,656
4.45%, 04/15/46 (a)	7,000	8,936
4.70%, 04/15/50 (a)	6,000	7,953
Exxon Mobil Corp.
2.61%, 10/15/30 (a)	17,000	18,565
3.45%, 04/15/51 (a)	10,000	11,415
FedEx Corp.
3.80%, 05/15/25 (a)	22,000	24,853
4.10%, 02/01/45 (a)	13,000	15,412
FirstEnergy Transmission LLC
4.55%, 04/01/49 (a)(h)	7,000	8,171
Fiserv Inc.
3.50%, 07/01/29 (a)	5,000	5,743
4.40%, 07/01/49 (a)	5,000	6,664
Florida Power & Light Co.
2.85%, 04/01/25 (a)	10,000	10,913
4.13%, 02/01/42 (a)	13,000	16,538
Ford Motor Co.
4.35%, 12/08/26 (a)	6,000	6,398
Fox Corp.
3.50%, 04/08/30 (a)	6,000	6,832
General Dynamics Corp.
4.25%, 04/01/50 (a)	15,000	20,456
General Mills Inc.
2.88%, 04/15/30 (a)	5,000	5,547
4.55%, 04/17/38 (a)	2,000	2,581
4.70%, 04/17/48 (a)	3,000	4,205

See Notes to Schedule of Investments and Notes to Financial Statements.

12	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

General Motors Co.
5.20%, 04/01/45 (a)	3,000	3,630
5.40%, 04/01/48 (a)	2,000	2,512
6.13%, 10/01/25 (a)	8,000	9,713
6.80%, 10/01/27 (a)	5,000	6,432
General Motors Financial Company Inc.
3.45%, 01/14/22 - 04/10/22 (a)	19,000	19,520
3.55%, 04/09/21 (a)	7,000	7,052
4.20%, 11/06/21 (a)	4,000	4,119
5.25%, 03/01/26 (a)	8,000	9,407
Georgia-Pacific LLC
1.75%, 09/30/25 (a)(h)	11,000	11,510
3.60%, 03/01/25 (a)(h)	11,000	12,246
Gilead Sciences Inc.
1.20%, 10/01/27 (a)	5,000	5,036
1.65%, 10/01/30 (a)	5,000	5,010
2.60%, 10/01/40 (a)	4,000	4,040
2.80%, 10/01/50 (a)	4,000	3,994
2.95%, 03/01/27 (a)	3,000	3,313
3.50%, 02/01/25 (a)	4,000	4,423
3.65%, 03/01/26 (a)	2,000	2,268
4.15%, 03/01/47 (a)	7,000	8,567
GlaxoSmithKline Capital Inc.
3.38%, 05/15/23 (a)	7,000	7,499
3.63%, 05/15/25 (a)	6,000	6,761
GlaxoSmithKline Capital PLC
3.38%, 06/01/29 (a)	9,000	10,466
Glencore Finance Canada Ltd.
4.25%, 10/25/22 (a)(h)	11,000	11,703
4.95%, 11/15/21 (a)(h)	7,000	7,256
Glencore Funding LLC
2.50%, 09/01/30 (a)(h)	16,000	16,353
Gray Oak Pipeline LLC
2.00%, 09/15/23 (a)(h)	14,000	14,241
2.60%, 10/15/25 (a)(h)	10,000	10,352
Halliburton Co.
5.00%, 11/15/45 (a)	6,000	7,077
HCA Inc.
4.13%, 06/15/29 (a)	5,000	5,805
4.50%, 02/15/27 (a)	6,000	6,983
Health Care Service Corp.
2.20%, 06/01/30 (a)(h)	14,000	14,616
3.20%, 06/01/50 (a)(h)	4,000	4,288
Healthcare Trust of America Holdings LP
2.00%, 03/15/31 (a)	5,000	5,000
Hess Corp.
5.60%, 02/15/41 (a)	4,000	4,842
5.80%, 04/01/47 (a)	2,000	2,524
Hewlett Packard Enterprise Co.
6.35%, 10/15/45 (a)	5,000	6,601

	Principal Amount ($)	Fair Value $
Highwoods Realty LP
4.13%, 03/15/28 (a)	7,000	7,819
4.20%, 04/15/29 (a)	11,000	12,542
Honeywell International Inc.
2.70%, 08/15/29 (a)	2,000	2,235
Hormel Foods Corp.
1.80%, 06/11/30 (a)	11,000	11,373
Huntington Bancshares Inc.
2.55%, 02/04/30 (a)	12,000	12,893
Hyundai Capital America
3.10%, 04/05/22 (a)(h)	7,000	7,203
Ingredion Inc.
2.90%, 06/01/30 (a)	6,000	6,619
3.90%, 06/01/50 (a)	2,000	2,387
Intel Corp.
2.45%, 11/15/29 (a)	12,000	12,974
2.60%, 05/19/26 (a)	8,000	8,719
2.88%, 05/11/24 (a)	3,000	3,236
3.10%, 02/15/60 (a)	7,000	7,560
Intercontinental Exchange Inc.
1.85%, 09/15/32 (a)	2,000	2,015
2.65%, 09/15/40 (a)	2,000	2,051
3.00%, 09/15/60 (a)	5,000	5,209
International Paper Co.
4.40%, 08/15/47 (a)	7,000	9,144
Interstate Power & Light Co.
3.40%, 08/15/25 (a)	8,000	8,832
ITC Holdings Corp.
2.95%, 05/14/30 (a)(h)	14,000	15,336
Jabil Inc.
3.95%, 01/12/28 (a)	4,000	4,540
Jefferies Group LLC
5.13%, 01/20/23 (a)	10,000	10,930
John Deere Capital Corp.
2.45%, 01/09/30 (a)	15,000	16,407
Johnson & Johnson
3.63%, 03/03/37 (a)	5,000	6,135
Johnson Controls International PLC
4.50%, 02/15/47 (a)	5,000	6,564
JPMorgan Chase & Co.
3.30%, 04/01/26 (a)	11,000	12,317
3.63%, 12/01/27 (a)	5,000	5,681
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%, 05/13/31 (a)(c)	35,000	38,314
JPMorgan Chase & Co. (3.51% fixed rate until 01/23/28; 0.95% + 3 month USD LIBOR thereafter)
3.51%, 01/23/29 (a)(c)	7,000	7,978
JPMorgan Chase & Co. (3.68% fixed rate until 04/30/21; 3.47% + 3 month USD LIBOR thereafter)
3.68%, 12/29/49 (a)(c)	8,000	7,943

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	13

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%, 07/24/38 (a)(c)	2,000	2,430
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%, 01/23/49 (a)(c)	10,000	12,622
JPMorgan Chase & Co. (4.01% fixed rate until 04/23/28; 1.12% + 3 month USD LIBOR thereafter)
4.01%, 04/23/29 (a)(c)	4,000	4,694
JPMorgan Chase & Co. (4.03% fixed rate until 07/24/47; 1.46% + 3 month USD LIBOR thereafter)
4.03%, 07/24/48 (a)(c)	7,000	8,888
JPMorgan Chase & Co. (4.49% fixed rate until 03/24/30; 3.79% + SOFR thereafter)
4.49%, 03/24/31 (a)(c)	22,000	27,125
JPMorgan Chase & Co. (4.60% fixed rate until 02/01/25; 3.13% + SOFR thereafter)
4.60%, 12/31/99 (a)(c)	12,000	12,364
JPMorgan Chase & Co. (6.10% fixed rate until 10/01/24; 3.33% + 3 month USD LIBOR thereafter)
6.10%, 10/29/49 (a)(c)	7,000	7,665
Keurig Dr Pepper Inc.
3.20%, 05/01/30 (a)	3,000	3,404
3.80%, 05/01/50 (a)	7,000	8,378
4.50%, 11/15/45 (a)	3,000	3,840
KeyCorp
2.25%, 04/06/27 (a)	17,000	18,201
Kinder Morgan Energy Partners LP
3.50%, 03/01/21 (a)	11,000	11,000
4.70%, 11/01/42 (a)	2,000	2,290
5.00%, 03/01/43 (a)	2,000	2,365
6.38%, 03/01/41 (a)	4,000	5,252
Kinder Morgan Inc.
5.05%, 02/15/46 (a)	9,000	10,962
KLA Corp.
3.30%, 03/01/50 (a)	5,000	5,642
4.10%, 03/15/29 (a)	11,000	13,183
4.65%, 11/01/24 (a)	6,000	6,834
Kohl’s Corp.
9.50%, 05/15/25 (a)	5,000	6,480
L3Harris Technologies Inc.
3.85%, 12/15/26 (a)	6,000	6,938
Las Vegas Sands Corp.
3.50%, 08/18/26 (a)	5,000	5,361

	Principal Amount ($)	Fair Value $
Lear Corp.
4.25%, 05/15/29 (a)	10,000	11,404
5.25%, 05/15/49 (a)	5,000	6,119
Leidos Inc.
2.95%, 05/15/23 (a)(h)	11,000	11,575
3.63%, 05/15/25 (a)(h)	5,000	5,590
4.38%, 05/15/30 (a)(h)	13,000	15,583
Liberty Mutual Group Inc.
3.95%, 05/15/60 (a)(h)	3,000	3,598
Life Storage LP
2.20%, 10/15/30 (a)	10,000	10,216
Lincoln National Corp.
3.63%, 12/12/26 (a)	4,000	4,580
4.35%, 03/01/48 (a)	7,000	8,941
Lockheed Martin Corp.
4.50%, 05/15/36 (a)	7,000	9,244
Lowe’s Companies Inc.
1.30%, 04/15/28 (a)	5,000	5,030
1.70%, 10/15/30 (a)	3,000	3,032
3.00%, 10/15/50 (a)	7,000	7,508
4.05%, 05/03/47 (a)	4,000	5,001
LYB International Finance BV
4.88%, 03/15/44 (a)	5,000	6,301
LYB International Finance III LLC
1.25%, 10/01/25 (a)	5,000	5,088
3.63%, 04/01/51 (a)	3,000	3,276
3.80%, 10/01/60 (a)	3,000	3,213
Marathon Oil Corp.
3.85%, 06/01/25 (a)	7,000	7,502
Masco Corp.
3.50%, 11/15/27 (a)	2,000	2,264
Mastercard Inc.
3.30%, 03/26/27 (a)	5,000	5,705
McCormick & Company Inc.
2.50%, 04/15/30 (a)	3,000	3,214
3.25%, 11/15/25 (a)	32,000	35,191
McDonald’s Corp.
3.60%, 07/01/30 (a)	8,000	9,372
3.63%, 09/01/49 (a)	3,000	3,523
3.70%, 01/30/26 (a)	5,000	5,683
3.80%, 04/01/28 (a)	9,000	10,531
4.20%, 04/01/50 (a)	2,000	2,564
4.88%, 12/09/45 (a)	8,000	10,850
Medtronic Inc.
4.63%, 03/15/45 (a)	2,000	2,842
Memorial Sloan-Kettering Cancer Center
4.13%, 07/01/52 (a)	17,000	22,331
Merck & Company Inc.
1.45%, 06/24/30 (a)	5,000	5,057
2.45%, 06/24/50 (a)	5,000	5,179
2.75%, 02/10/25 (a)	7,000	7,613

See Notes to Schedule of Investments and Notes to Financial Statements.

14	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

4.00%, 03/07/49 (a)	4,000	5,284
MetLife Inc.
4.05%, 03/01/45 (a)	3,000	3,842
4.72%, 12/15/44 (a)	10,000	13,695
Microchip Technology Inc.
2.67%, 09/01/23 (a)(h)	28,000	29,322
Micron Technology Inc.
2.50%, 04/24/23 (a)	10,000	10,428
Microsoft Corp.
2.40%, 08/08/26 (a)	6,000	6,545
2.68%, 06/01/60 (a)	3,000	3,261
3.45%, 08/08/36 (a)	5,000	6,162
3.50%, 02/12/35 (a)	3,000	3,690
3.70%, 08/08/46 (a)	11,000	13,920
3.95%, 08/08/56 (a)	5,000	6,847
4.10%, 02/06/37 (a)	4,000	5,230
Molson Coors Beverage Co.
2.10%, 07/15/21 (a)	7,000	7,051
4.20%, 07/15/46 (a)	6,000	6,864
Morgan Stanley
3.70%, 10/23/24 (a)	7,000	7,791
3.95%, 04/23/27 (a)	5,000	5,782
4.35%, 09/08/26 (a)	12,000	14,122
5.00%, 11/24/25 (a)	25,000	29,852
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%, 07/22/25 (a)(c)	12,000	12,838
Morgan Stanley (3.62% fixed rate until 04/01/30; 3.12% + SOFR thereafter)
3.62%, 04/01/31 (a)(c)	30,000	34,867
Morgan Stanley (3.97% fixed rate until 07/22/37; 1.46% + 3 month USD LIBOR thereafter)
3.97%, 07/22/38 (a)(c)	10,000	12,371
MPLX LP
1.75%, 03/01/26 (a)	5,000	5,171
2.65%, 08/15/30 (a)	5,000	5,252
3.38%, 03/15/23 (a)	5,000	5,292
5.20%, 12/01/47 (a)	3,000	3,646
5.25%, 01/15/25 (a)	9,000	9,248
MPLX LP (1.34% fixed rate until 02/01/2021; 1.10% + 3 month USD LIBOR)
1.33%, 09/09/22 (a)(c)	10,000	10,003
Mylan Inc.
5.20%, 04/15/48 (a)	5,000	6,578
National Oilwell Varco Inc.
3.60%, 12/01/29 (a)	9,000	9,404
National Retail Properties Inc.
4.00%, 11/15/25 (a)	6,000	6,703

	Principal Amount ($)	Fair Value $
Newmont Corp.
4.88%, 03/15/42 (a)	7,000	9,480
NextEra Energy Capital Holdings Inc.
3.25%, 04/01/26 (a)	11,000	12,306
NextEra Energy Capital Holdings Inc. (5.65% fixed rate until 05/01/29; 3.16% + 3 month USD LIBOR thereafter)
5.65%, 05/01/79 (a)(c)	7,000	8,216
NIKE Inc.
3.38%, 03/27/50 (a)	2,000	2,470
NiSource Inc.
3.60%, 05/01/30 (a)	5,000	5,795
3.95%, 03/30/48 (a)	2,000	2,458
Noble Energy Inc.
3.85%, 01/15/28 (a)	6,000	6,948
3.90%, 11/15/24 (a)	4,000	4,446
4.20%, 10/15/49 (a)	3,000	3,898
5.05%, 11/15/44 (a)	3,000	4,210
Norfolk Southern Corp.
3.95%, 10/01/42 (a)	6,000	7,270
Northrop Grumman Corp.
3.85%, 04/15/45 (a)	4,000	4,848
4.03%, 10/15/47 (a)	3,000	3,751
Novartis Capital Corp.
2.20%, 08/14/30 (a)	8,000	8,604
3.00%, 11/20/25 (a)	3,000	3,321
NRG Energy Inc.
2.00%, 12/02/25 (h)	10,000	10,363
2.45%, 12/02/27 (h)	5,000	5,249
Nutrien Ltd.
4.00%, 12/15/26 (a)	3,000	3,485
4.90%, 06/01/43 (a)	6,000	7,714
NVIDIA Corp.
2.85%, 04/01/30 (a)	30,000	33,750
3.50%, 04/01/50 (a)	5,000	6,061
NXP BV/NXP Funding LLC/NXP USA Inc.
2.70%, 05/01/25 (a)(h)	30,000	32,255
Occidental Petroleum Corp.
2.90%, 08/15/24 (a)	4,000	3,855
4.85%, 03/15/21 (a)	3,000	3,001
Oklahoma Gas & Electric Co.
3.25%, 04/01/30 (a)	5,000	5,688
Oncor Electric Delivery Company LLC
3.80%, 09/30/47 (a)	2,000	2,474
ONEOK Inc.
4.35%, 03/15/29 (a)	6,000	6,796
Oracle Corp.
2.40%, 09/15/23 (a)	4,000	4,208
2.65%, 07/15/26 (a)	7,000	7,671
2.95%, 04/01/30 (a)	9,000	10,060

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	15

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

3.60%, 04/01/50 (a)	6,000	7,004
3.80%, 11/15/37 (a)	3,000	3,606
4.00%, 07/15/46 - 11/15/47 (a)	15,000	18,403
Otis Worldwide Corp.
2.06%, 04/05/25 (a)	5,000	5,303
2.57%, 02/15/30 (a)	5,000	5,367
3.36%, 02/15/50 (a)	5,000	5,808
Ovintiv Exploration Inc.
5.63%, 07/01/24 (a)	21,000	22,473
Owens Corning
4.40%, 01/30/48 (a)	5,000	6,034
Pacific Gas & Electric Co.
2.50%, 02/01/31 (a)	8,000	8,003
Pacific Gas & Electric Co.
2.10%, 08/01/27 (a)	5,000	5,086
3.30%, 08/01/40 (a)	8,000	8,014
3.50%, 08/01/50 (a)	5,000	4,960
PacifiCorp
2.70%, 09/15/30 (a)	5,000	5,508
6.25%, 10/15/37 (a)	4,000	6,009
Parker-Hannifin Corp.
3.25%, 06/14/29 (a)	5,000	5,674
PartnerRe Finance B LLC (4.50% fixed rate until 04/01/30; 3.82% + 5 year CMT Rate thereafter)
4.50%, 10/01/50 (a)(c)	30,000	31,276
PayPal Holdings Inc.
2.65%, 10/01/26 (a)	10,000	10,989
3.25%, 06/01/50 (a)	4,000	4,597
PepsiCo Inc.
1.63%, 05/01/30 (a)	5,000	5,130
2.63%, 07/29/29 (a)	10,000	11,050
3.45%, 10/06/46 (a)	6,000	7,219
Petroleos Mexicanos
5.35%, 02/12/28 (a)	10,000	9,876
5.63%, 01/23/46 (a)	10,000	8,592
6.35%, 02/12/48 (a)	10,000	9,026
6.50%, 03/13/27 (a)	15,000	15,814
7.69%, 01/23/50 (a)	10,000	10,097
Pfizer Inc.
2.63%, 04/01/30 (a)	3,000	3,327
2.70%, 05/28/50 (a)	12,000	12,866
3.45%, 03/15/29 (a)	4,000	4,669
3.60%, 09/15/28 (a)	7,000	8,251
3.90%, 03/15/39 (a)	5,000	6,237
4.40%, 05/15/44 (a)	4,000	5,384
Philip Morris International Inc.
1.50%, 05/01/25 (a)	4,000	4,144
2.10%, 05/01/30 (a)	3,000	3,125
4.13%, 03/04/43 (a)	4,000	4,907

	Principal Amount ($)	Fair Value $
Phillips 66
2.15%, 12/15/30 (a)	28,000	28,400
Phillips 66 Partners LP
3.15%, 12/15/29 (a)	16,000	16,696
3.75%, 03/01/28 (a)	3,000	3,263
4.68%, 02/15/45 (a)	6,000	6,515
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29 (a)	3,000	3,141
3.65%, 06/01/22 (a)	11,000	11,333
Precision Castparts Corp.
4.38%, 06/15/45 (a)	10,000	12,574
Prologis LP
4.38%, 02/01/29 (a)	8,000	9,783
Prudential Financial Inc.
3.94%, 12/07/49 (a)	6,000	7,314
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%, 09/15/48 (a)(c)	12,000	13,852
Public Service Company of Colorado
3.70%, 06/15/28 (a)	7,000	8,173
Public Service Electric & Gas Co.
2.38%, 05/15/23 (a)	8,000	8,353
PVH Corp.
4.63%, 07/10/25 (a)	10,000	11,257
QUALCOMM Inc.
1.30%, 05/20/28 (a)(h)	5,000	5,053
1.65%, 05/20/32 (a)(h)	2,000	2,007
3.25%, 05/20/27 (a)	2,000	2,271
4.30%, 05/20/47 (a)	3,000	4,035
Raytheon Technologies Corp.
3.13%, 05/04/27 (a)	20,000	22,330
3.50%, 03/15/27	3,000	3,422
3.95%, 08/16/25 (a)	2,000	2,293
4.13%, 11/16/28 (a)	2,000	2,386
4.15%, 05/15/45 (a)	5,000	6,315
4.45%, 11/16/38 (a)	4,000	5,086
4.50%, 06/01/42 (a)	4,000	5,217
Realty Income Corp.
3.00%, 01/15/27 (a)	5,000	5,529
3.25%, 01/15/31 (a)	5,000	5,678
Regeneron Pharmaceuticals Inc.
1.75%, 09/15/30 (a)	10,000	9,856
2.80%, 09/15/50 (a)	5,000	4,842
Reliance Steel & Aluminum Co.
2.15%, 08/15/30 (a)	20,000	20,585
Reynolds American Inc.
4.45%, 06/12/25 (a)	4,000	4,560
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (a)	6,000	7,828

See Notes to Schedule of Investments and Notes to Financial Statements.

16	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Rockwell Automation Inc.
4.20%, 03/01/49 (a)	6,000	8,117
Rogers Communications Inc.
5.00%, 03/15/44 (a)	4,000	5,486
Roper Technologies Inc.
2.95%, 09/15/29 (a)	4,000	4,400
Ross Stores Inc.
4.70%, 04/15/27 (a)	3,000	3,547
Royalty Pharma PLC
0.75%, 09/02/23 (a)(h)	5,000	5,025
1.20%, 09/02/25 (a)(h)	5,000	5,080
1.75%, 09/02/27 (a)(h)	5,000	5,141
2.20%, 09/02/30 (a)(h)	3,000	3,080
3.30%, 09/02/40 (a)(h)	2,000	2,106
RPM International Inc.
3.75%, 03/15/27 (a)	2,000	2,217
Ryder System Inc.
2.90%, 12/01/26 (a)	9,000	9,889
Sabine Pass Liquefaction LLC
4.20%, 03/15/28 (a)	4,000	4,590
4.50%, 05/15/30 (a)(h)	5,000	5,944
5.00%, 03/15/27 (a)	2,000	2,360
5.88%, 06/30/26 (a)	9,000	10,884
Santander Holdings USA Inc.
4.40%, 07/13/27 (a)	4,000	4,556
Schlumberger Holdings Corp.
3.90%, 05/17/28 (a)(h)	8,000	9,025
Selective Insurance Group Inc.
5.38%, 03/01/49 (a)	5,000	6,295
Sempra Energy
3.80%, 02/01/38 (a)	2,000	2,311
4.00%, 02/01/48 (a)	4,000	4,754
Shell International Finance BV
2.38%, 08/21/22 (a)	11,000	11,381
3.13%, 11/07/49 (a)	8,000	8,853
3.75%, 09/12/46 (a)	7,000	8,462
4.13%, 05/11/35 (a)	8,000	10,010
Shire Acquisitions Investments Ireland DAC
2.40%, 09/23/21 (a)	2,000	2,025
2.88%, 09/23/23 (a)	3,000	3,180
3.20%, 09/23/26 (a)	3,000	3,355
Simon Property Group LP
3.38%, 06/15/27 (a)	4,000	4,427
Southern California Edison Co.
2.40%, 02/01/22 (a)	10,000	10,171
4.00%, 04/01/47 (a)	12,000	14,113
4.20%, 03/01/29 (a)	11,000	12,890
Southern Company Gas Capital Corp.
3.95%, 10/01/46 (a)	6,000	7,058
4.40%, 05/30/47 (a)	2,000	2,514
Southern Copper Corp.
5.88%, 04/23/45 (a)	8,000	11,588

	Principal Amount ($)	Fair Value $
Southwest Airlines Co.
2.63%, 02/10/30 (a)	9,000	9,177
Southwestern Electric Power Co.
2.75%, 10/01/26 (a)	7,000	7,606
Spectra Energy Partners LP
3.38%, 10/15/26 (a)	2,000	2,234
4.50%, 03/15/45 (a)	3,000	3,525
Spirit Realty LP
4.00%, 07/15/29 (a)	10,000	11,247
Starbucks Corp.
4.00%, 11/15/28 (a)	6,000	7,137
Steel Dynamics Inc.
3.25%, 10/15/50 (a)	4,000	4,157
3.45%, 04/15/30 (a)	5,000	5,660
Stryker Corp.
1.95%, 06/15/30 (a)	11,000	11,318
2.90%, 06/15/50 (a)	5,000	5,302
Suncor Energy Inc.
4.00%, 11/15/47 (a)	3,000	3,400
Sunoco Logistics Partners Operations LP
5.30%, 04/01/44 (a)	5,000	5,399
Sysco Corp.
3.25%, 07/15/27 (a)	4,000	4,464
T-Mobile USA Inc.
3.50%, 04/15/25 (a)(h)	7,000	7,745
3.75%, 04/15/27 (a)(h)	13,000	14,826
3.88%, 04/15/30 (a)(h)	27,000	31,214
Tampa Electric Co.
4.35%, 05/15/44 (a)	13,000	16,384
Target Corp.
2.50%, 04/15/26 (a)	5,000	5,526
Teck Resources Ltd.
3.90%, 07/15/30	7,000	7,793
5.40%, 02/01/43 (a)	4,000	4,751
Texas Instruments Inc.
3.88%, 03/15/39 (a)	6,000	7,520
The Allstate Corp.
4.20%, 12/15/46 (a)	3,000	3,967
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%, 08/15/53 (a)(c)	11,000	11,781
The Bank of New York Mellon Corp. (4.63% fixed rate until 09/20/26; 3.13% + 3 month USD LIBOR thereafter)
4.63%, 12/29/49 (a)(c)	6,000	6,377
The Bank of Nova Scotia (4.65% fixed rate until 10/12/22; 2.65% + 3 month USD LIBOR thereafter)
4.65%, 12/31/99 (a)(c)	8,000	8,021

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	17

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

The Boeing Co.
2.70%, 02/01/27 (a)	20,000	20,793
2.95%, 02/01/30 (a)	14,000	14,477
3.25%, 03/01/28 (a)	3,000	3,177
3.75%, 02/01/50 (a)	4,000	4,183
5.04%, 05/01/27 (a)	16,000	18,721
5.15%, 05/01/30 (a)	11,000	13,314
5.81%, 05/01/50 (a)	10,000	13,770
The Charles Schwab Corp. (4.00% fixed rate until 12/01/30; 3.08% + 10 year CMT Rate thereafter)
4.00%, 12/31/99 (c)	14,000	14,697
The Cleveland Electric Illuminating Co.
4.55%, 11/15/30 (a)(h)	14,000	16,149
The Clorox Co.
1.80%, 05/15/30 (a)	10,000	10,293
The Coca-Cola Co.
2.60%, 06/01/50 (a)	11,000	11,559
2.75%, 06/01/60 (a)	5,000	5,850
The Dow Chemical Co.
2.10%, 11/15/30 (a)	15,000	15,353
3.60%, 11/15/50 (a)	5,000	5,606
4.25%, 10/01/34 (a)	5,000	6,037
5.55%, 11/30/48 (a)	4,000	5,756
The Estee Lauder Companies Inc.
2.38%, 12/01/29 (a)	5,000	5,411
3.13%, 12/01/49 (a)	5,000	5,771
The George Washington University
4.13%, 09/15/48	8,000	10,068
The Goldman Sachs Group Inc.
2.60%, 02/07/30 (a)	30,000	32,276
3.50%, 04/01/25 - 11/16/26 (a)	17,000	19,029
3.85%, 01/26/27 (a)	21,000	23,996
4.25%, 10/21/25 (a)	2,000	2,291
5.15%, 05/22/45 (a)	5,000	7,000
The Goldman Sachs Group Inc. (2.88% fixed rate until 10/31/21; 0.82% + 3 month USD LIBOR thereafter)
2.88%, 10/31/22 (a)(c)	7,000	7,142
The Goldman Sachs Group Inc. (2.91% fixed rate until 06/05/22; 1.05% + 3 month USD LIBOR thereafter)
2.91%, 06/05/23 (a)(c)	11,000	11,389
The Goldman Sachs Group Inc. (3.81% fixed rate until 04/23/28; 1.16% + 3 month USD LIBOR thereafter)
3.81%, 04/23/29 (a)(c)	4,000	4,629

	Principal Amount ($)	Fair Value $
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%, 10/31/38 (a)(c)	6,000	7,316
The Goldman Sachs Group Inc. (4.22% fixed rate until 05/01/28; 1.30% + 3 month USD LIBOR thereafter)
4.22%, 05/01/29 (a)(c)	6,000	7,106
The Hartford Financial Services Group Inc.
2.80%, 08/19/29 (a)	15,000	16,374
The Hartford Financial Services Group Inc. (2.35% fixed rate until 02/01/2021; 2.13% + 3 month USD LIBOR)
2.35%, 02/12/67 (a)(c)(h)	10,000	8,749
The Home Depot Inc.
2.70%, 04/15/30 (a)	2,000	2,230
3.35%, 04/15/50 (a)	5,000	5,965
3.50%, 09/15/56 (a)	7,000	8,651
3.90%, 12/06/28 (a)	6,000	7,223
4.50%, 12/06/48 (a)	4,000	5,621
The Kroger Co.
2.20%, 05/01/30 (a)	4,000	4,206
2.95%, 11/01/21 (a)	7,000	7,135
4.65%, 01/15/48 (a)	4,000	5,245
The Mosaic Co.
5.63%, 11/15/43 (a)	3,000	3,886
The Southern Co.
4.40%, 07/01/46 (a)	4,000	5,033
The Toronto-Dominion Bank (3.63% fixed rate until 09/15/26; 2.21% + USD 5 year Swap Rate thereafter)
3.63%, 09/15/31 (a)(c)	10,000	11,310
The Travelers Companies Inc.
2.55%, 04/27/50 (a)	14,000	14,718
The Walt Disney Co.
2.65%, 01/13/31 (a)	10,000	10,963
3.38%, 11/15/26 (a)	5,000	5,640
3.60%, 01/13/51 (a)	7,000	8,485
4.75%, 11/15/46 (a)	4,000	5,410
6.65%, 11/15/37 (a)	8,000	12,591
The Williams Companies Inc.
3.75%, 06/15/27 (a)	3,000	3,431
4.85%, 03/01/48 (a)	7,000	8,626
4.90%, 01/15/45 (a)	8,000	9,526
5.40%, 03/04/44 (a)	4,000	4,937
Time Warner Cable LLC
4.50%, 09/15/42 (a)	3,000	3,495
6.55%, 05/01/37 (a)	5,000	6,862

See Notes to Schedule of Investments and Notes to Financial Statements.

18	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Total Capital International S.A.
3.46%, 02/19/29 (a)	7,000	8,105
Trane Technologies Luxembourg Finance S.A.
3.55%, 11/01/24 (a)	7,000	7,735
3.80%, 03/21/29 (a)	6,000	7,040
TransCanada PipeLines Ltd.
4.25%, 05/15/28 (a)	8,000	9,466
4.88%, 01/15/26 (a)	3,000	3,568
Transcanada Trust (5.63% fixed rate until 05/20/25; 3.53% + 3 month USD LIBOR thereafter)
5.63%, 05/20/75 (a)(c)	11,000	11,939
Transcontinental Gas Pipe Line Company LLC
4.00%, 03/15/28 (a)	6,000	6,883
Truist Bank (3.50% fixed rate until 08/02/21; 0.59% + 3 month USD LIBOR thereafter)
3.50%, 08/02/22 (a)(c)	6,000	6,109
Truist Financial Corp. (4.80% fixed rate until 09/01/24; 3.00% + 5 year CMT Rate thereafter)
4.80%, 12/31/99 (a)(c)	17,000	17,890
TWDC Enterprises 18 Corp.
4.13%, 06/01/44 (a)	6,000	7,634
Tyco Electronics Group S.A.
3.13%, 08/15/27 (a)	5,000	5,543
Tyson Foods Inc.
4.00%, 03/01/26 (a)	7,000	8,045
4.55%, 06/02/47 (a)	2,000	2,652
U.S. Bancorp (5.13% fixed rate until 02/01/21; 3.49% + 3 month USD LIBOR thereafter)
5.13%, 12/29/49 (a)(c)	26,000	25,990
UDR Inc.
2.10%, 08/01/32 (a)	5,000	5,095
3.00%, 08/15/31 (a)	5,000	5,515
Union Pacific Corp.
3.50%, 06/08/23 (a)	8,000	8,575
3.60%, 09/15/37 (a)	3,000	3,482
4.10%, 09/15/67 (a)	5,000	6,268
4.30%, 03/01/49 (a)	5,000	6,548
UnitedHealth Group Inc.
2.00%, 05/15/30 (a)	10,000	10,617
4.45%, 12/15/48 (a)	6,000	8,278
4.75%, 07/15/45 (a)	8,000	11,246
Unum Group
4.50%, 03/15/25 (a)	2,000	2,267
Utah Acquisition Sub Inc.
3.15%, 06/15/21 (a)	7,000	7,067
3.95%, 06/15/26 (a)	2,000	2,289

	Principal Amount ($)	Fair Value $
Vale S.A.
5.63%, 09/11/42 (a)	5,000	6,711
Valero Energy Corp.
2.85%, 04/15/25 (a)	7,000	7,468
4.00%, 04/01/29 (a)	2,000	2,251
Ventas Realty LP
3.25%, 10/15/26 (a)	10,000	11,002
VEREIT Operating Partnership LP
2.85%, 12/15/32	5,000	5,226
Verizon Communications Inc.
3.00%, 03/22/27 (a)	45,000	49,872
4.33%, 09/21/28 (a)	7,000	8,416
4.40%, 11/01/34 (a)	7,000	8,739
4.52%, 09/15/48 (a)	6,000	7,770
4.67%, 03/15/55 (a)	3,000	4,019
4.86%, 08/21/46 (a)	2,000	2,687
5.25%, 03/16/37 (a)	5,000	6,824
ViacomCBS Inc.
2.90%, 01/15/27 (a)	5,000	5,487
3.45%, 10/04/26 (a)	7,000	7,566
3.70%, 06/01/28 (a)	4,000	4,568
5.25%, 04/01/44 (a)	3,000	3,908
Virginia Electric & Power Co.
4.00%, 11/15/46 (a)	7,000	8,925
Visa Inc.
2.00%, 08/15/50 (a)	5,000	4,756
2.05%, 04/15/30 (a)	5,000	5,347
2.70%, 04/15/40 (a)	8,000	8,740
Vistra Operations Company LLC
3.55%, 07/15/24 (a)(h)	9,000	9,751
Vodafone Group PLC
4.38%, 05/30/28 (a)	8,000	9,594
5.25%, 05/30/48 (a)	4,000	5,554
Vornado Realty LP
3.50%, 01/15/25 (a)	4,000	4,223
Vulcan Materials Co.
3.90%, 04/01/27 (a)	4,000	4,663
Walmart Inc.
3.63%, 12/15/47 (a)	6,000	7,601
3.70%, 06/26/28 (a)	7,000	8,239
3.95%, 06/28/38 (a)	3,000	3,820
4.05%, 06/29/48 (a)	7,000	9,474
WEC Energy Group Inc.
3.55%, 06/15/25 (a)	8,000	8,919
Wells Fargo & Co.
4.15%, 01/24/29 (a)	8,000	9,490
4.75%, 12/07/46 (a)	2,000	2,619
Wells Fargo & Co. (1.65% fixed rate until 06/02/23; 1.60% + SOFR thereafter)
1.65%, 06/02/24 (a)(c)	5,000	5,139

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	19

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Wells Fargo & Co. (2.19% fixed rate until 04/30/25; 2.00% + SOFR thereafter)
2.19%, 04/30/26 (a)(c)	10,000	10,525
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%, 06/02/28 (a)(c)	10,000	10,642
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%, 10/30/30 (a)(c)	3,000	3,270
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%, 04/30/41 (a)(c)	10,000	10,842
Wells Fargo & Co. (3.20% fixed rate until 06/17/26; 1.17% + 3 month USD LIBOR thereafter)
3.20%, 06/17/27 (a)(c)	51,000	56,589
Wells Fargo & Co. (5.88% fixed rate until 06/15/25; 3.99% + 3 month USD LIBOR thereafter)
5.88%, 12/29/49 (a)(c)	9,000	10,131
Western Midstream Operating LP
5.38%, 06/01/21 (a)	10,000	10,084
Westpac Banking Corp. (2.89% fixed rate until 02/04/25; 1.35% + 5 year CMT Rate thereafter)
2.89%, 02/04/30 (a)(c)	12,000	12,584
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%, 07/24/34 (a)(c)	7,000	7,953
Willis North America Inc.
3.60%, 05/15/24 (a)	6,000	6,553
3.88%, 09/15/49 (a)	6,000	7,346
WPP Finance 2010
3.75%, 09/19/24 (a)	10,000	11,091
WRKCo Inc.
3.00%, 09/15/24 (a)	4,000	4,301
Xcel Energy Inc.
3.40%, 06/01/30 (a)	5,000	5,745
Zoetis Inc.
3.00%, 09/12/27 (a)	3,000	3,358
3.90%, 08/20/28 (a)	6,000	7,073

		6,779,080

Non-Agency Collateralized Mortgage Obligations - 8.2%
Banc of America Commercial Mortgage Trust 2015-UBS7
4.36%, 09/15/48 (c)	19,000	16,881

	Principal Amount ($)	Fair Value $
Banc of America Commercial Mortgage Trust 2016-UBS10
4.90%, 07/15/49 (c)	23,000	21,668
BANK 2017-BNK7
3.18%, 09/15/60	158,000	175,773
BANK 2018-BNK15
4.41%, 11/15/61 (c)	66,000	79,528
BANK 2019-BNK17
4.52%, 04/15/52 (c)	10,000	11,458
Cantor Commercial Real Estate Lending 2019-CF3
3.01%, 01/15/53	34,000	37,879
CD 2019-CD8 Mortgage Trust
2.91%, 08/15/57	63,000	69,720
CFCRE Commercial Mortgage Trust 2016-C7
4.43%, 12/10/54 (c)	20,000	17,936
Citigroup Commercial Mortgage Trust 2015-GC35
4.49%, 11/10/48 (c)	19,000	17,209
Citigroup Commercial Mortgage Trust 2015-P1
3.72%, 09/15/48	98,000	110,153
Citigroup Commercial Mortgage Trust 2016-P6
4.03%, 12/10/49 (c)	31,273	34,733
COMM 2014-CR14 Mortgage Trust
4.53%, 02/10/47 (c)	25,000	27,285
CSAIL 2015-C3 Commercial Mortgage Trust
4.13%, 08/15/48 (c)	13,967	13,220
CSAIL 2016-C7 Commercial Mortgage Trust
4.34%, 11/15/49 (c)	31,000	31,284
GS Mortgage Securities Trust 2014-GC24
4.51%, 09/10/47 (c)	25,000	24,785
GS Mortgage Securities Trust 2015-GS1
4.42%, 11/10/48 (c)	25,000	21,842
GS Mortgage Securities Trust 2016-GS3
2.85%, 10/10/49	33,000	35,944
GS Mortgage Securities Trust 2017-GS8
3.47%, 11/10/50	63,977	72,719
GS Mortgage Securities Trust 2018-GS9
4.14%, 03/10/51 (c)	25,000	28,912
GS Mortgage Securities Trust 2019-GC42
2.75%, 09/01/52	105,000	114,147

See Notes to Schedule of Investments and Notes to Financial Statements.

20	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

GS Mortgage Securities Trust 2019-GSA1
3.05%, 11/10/52	56,000	62,827
JPMBB Commercial Mortgage Securities Trust 2013-C12
4.04%, 07/15/45 (c)	15,000	15,920
JPMBB Commercial Mortgage Securities Trust 2015-C32
4.65%, 11/15/48 (c)	20,000	16,290
MASTR Alternative Loan Trust 2003-5
5.00%, 08/25/18 (d)	729	8
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7
4.12%, 02/15/46 (c)	26,000	22,316
Morgan Stanley Bank of America Merrill Lynch Trust 2015-C21
0.88%, 03/15/48 (c)(d)	348,073	9,932
Morgan Stanley Capital I Trust 2006-IQ11
5.99%, 10/15/42 (c)	5,610	5,578
Morgan Stanley Capital I Trust 2016-UBS12
4.03%, 12/15/49 (c)	26,000	24,259
UBS Commercial Mortgage Trust 2012-C1
5.57%, 05/10/45 (c)(h)	25,000	24,055
UBS Commercial Mortgage Trust 2018-C12
4.79%, 08/15/51 (c)	17,000	19,562
UBS-Barclays Commercial Mortgage Trust 2013-C6
3.88%, 04/10/46 (c)(h)	62,000	62,010
Wells Fargo Commercial Mortgage Trust 2014-LC16
4.32%, 08/15/50	62,000	61,007
Wells Fargo Commercial Mortgage Trust 2019-C50
4.35%, 05/15/52	15,000	14,876
WFRBS Commercial Mortgage Trust 2012-C10
3.74%, 12/15/45	16,000	14,976
WFRBS Commercial Mortgage Trust 2013-C17
4.26%, 12/15/46	25,000	27,100
WFRBS Commercial Mortgage Trust 2014-C20
4.38%, 05/15/47	25,000	25,488
WFRBS Commercial Mortgage Trust 2014-LC14
4.35%, 03/15/47 (c)	58,000	63,195

		1,432,475

	Principal Amount ($) or Number of Shares	Fair Value $
Sovereign Bonds - 0.6%
Government of Mexico
4.00%, 10/02/23 (a)	12,000	13,139
4.75%, 03/08/44 (a)	20,000	23,788
Government of Peru
1.86%, 12/01/32	10,000	10,123
2.78%, 12/01/60	15,000	15,169
5.63%, 11/18/50 (a)	11,000	17,298
Government of Uruguay
5.10%, 06/18/50 (a)	14,040	19,665

		99,182

Municipal Bonds and Notes - 0.6%
American Municipal Power Inc.
6.27%, 02/15/50	15,000	21,298
Board of Regents of the University of Texas System
3.35%, 08/15/47	10,000	12,008
Port Authority of New York & New Jersey
4.46%, 10/01/62	25,000	33,259
State of California
4.60%, 04/01/38	15,000	18,035
State of Illinois
5.10%, 06/01/33	10,000	10,762

		95,362

Total Bonds and Notes (Cost $15,504,672)		16,567,267

Domestic Equity - 0.1%
Preferred Stock - 0.1%
Wells Fargo & Co. 5.85%, 3.09% + 3 month USD LIBOR (Cost $23,300) (c)	932	25,024

Total Investments in Securities (Cost $15,527,972)		16,592,291

Short-Term Investments - 13.0%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $2,270,043) (a)(g)(i)	2,270,043	2,270,043

Total Investments (Cost $17,798,015)		18,862,334

Liabilities in Excess of Other Assets, net - (8.2)%		(1,427,386)

NET ASSETS - 100.0%		17,434,948

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	21

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

Other Information:

Centrally Cleared Credit Default Swaps

Reference Entity	Counterparty	Notional Amount (000s omitted)	Contract Annual Fixed Rate/ Payment Frequency	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Unrealized Appreciation (Depreciation)
Sell Protection
Markit CDX North America High Yield Index	Intercontinental Exchange	$365	5.00%/Quarterly	06/20/25	$33,883	$(20,367)	$54,250

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Ultra Long-Term U.S. Treasury Bond Futures	March 2021	1	$216,596	$214,040	$(2,556)
2 Yr. U.S. Treasury Notes Futures	March 2021	5	1,104,046	1,104,883	837

					$(1,719)

The Fund had the following short futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
U.S. Long Bond Futures	March 2021	1	$(174,302)	$(173,187)	$1,115
5 Yr. U.S. Treasury Notes Futures	March 2021	2	(251,942)	(252,328)	(386)
10 Yr. U.S. Treasury Notes Futures	March 2021	1	(137,904)	(138,078)	(174)
10 Yr. U.S. Treasury Ultra Futures	March 2021	6	(939,478)	(938,156)	1,322

					$1,877

					$158

During the period ended December 31, 2020, average notional values related to derivative contracts were as follows:

	Purchased Put Options	Purchased Call Options	Written Put Options	Written Call Options	Long Futures Contracts	Short Futures Contracts	Credit Default Swap Contracts	Interest Rate Swap Contracts
Average Notional Value	$—	$2,525	$—	$—	$2,931,917	$1,209,588	$1,182,880	$660,447

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures, swaps, and/or TBA’s.
(b)	Step coupon bond.
(c)

Variable Rate Security—Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(d)

Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.

See Notes to Schedule of Investments and Notes to Financial Statements.

22	State Street Income V.I.S. Fund

State Street Income V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

(f)

Principal only security. These securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Coupon amount represents effective yield.
(h)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to $745,233 or 4.27% of the net assets of the State Street Income V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors.

(i)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.
**	Amount is less than $0.50.

Abbreviations:

CMT - Constant Maturity Treasury

LIBOR - London Interbank Offered Rate

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

STRIPS - Separate Trading of Registered Interest and Principal of Security

TBA - To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Treasuries	$—	$2,879,342	$—	$2,879,342
Agency Mortgage Backed	—	4,793,392	—	4,793,392
Agency Collateralized Mortgage Obligations	—	189,861	—	189,861
Asset Backed	—	298,573	—	298,573
Corporate Notes	—	6,779,080	—	6,779,080
Non-Agency Collateralized Mortgage Obligations	—	1,432,475	—	1,432,475
Sovereign Bonds	—	99,182	—	99,182
Municipal Bonds and Notes	—	95,362	—	95,362
Preferred Stock	25,024	—	—	25,024
Short-Term Investments	2,270,043	—	—	2,270,043

Total Investments in Securities	$2,295,067	$16,567,267	$—	$18,862,334

Other Financial Instruments
Credit Default Swap Contracts - Unrealized Appreciation	$—	$54,250	$—	$54,250
Long Futures Contracts - Unrealized Appreciation	837	—	—	837
Long Futures Contracts - Unrealized Depreciation	(2,556)	—	—	(2,556)
Short Futures Contracts - Unrealized Appreciation	2,437	—	—	2,437
Short Futures Contracts - Unrealized Depreciation	(560)	—	—	(560)

Total Other Financial Instruments	$158	$54,250	$—	$54,408

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,365,049	$2,365,049	$14,585,996	$14,681,002	$—	$—	2,270,043	$2,270,043	$9,394

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Income V.I.S. Fund	23

State Street Income V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Inception date

Net asset value, beginning of period	$12.00		$11.07	$11.49	$11.37	$11.25

Income/(loss) from investment operations:
Net investment income	0.19	(a)	0.24 (a)	0.25 (a)	0.19 (a)	0.24
Net realized and unrealized gains/(losses) on investments	0.65		0.71	(0.41)	0.18	0.09

Total income/(loss) from investment operations	0.84		0.95	(0.16)	0.37	0.33

Less distributions from:
Net investment income	0.32		0.02	0.26	0.25	0.21
Net realized gains	0.04		—	—	—	—

Total distributions	0.36		0.02	0.26	0.25	0.21

Net asset value, end of period	$12.48		$12.00	$11.07	$11.49	$11.37

Total Return(b)	7.03%		8.62%	(1.42)%	3.25%	2.98%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$17,435		$17,112	$18,685	$21,847	$25,582

Ratios to average net assets:
Net expenses	1.06%		1.06%	1.00%	1.36%	1.15%
Gross expenses	1.06%		1.06%	1.00%	1.36%	1.15%
Net investment income	1.50%		2.05%	2.25%	1.62%	1.98%
Portfolio turnover rate	120	%(c)	90%	182%	255%	220%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average share method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the period ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 277%.

The accompanying Notes are an integral part of these financial statements.

24	Financial Highlights

State Street Income V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2020

Assets
Investments in securities, at fair value (cost $15,527,972)	$16,592,291
Short-term affiliated investments, at fair value	2,270,043
Cash	97,958
Receivable for investments sold	2,257
Income receivables	88,538
Receivable for fund shares sold	240
Income receivable from affiliated investments	81
Receivable for accumulated variation margin on swap contracts	34,390
Other assets	109

Total assets	19,085,907

Liabilities
Net cash collateral on futures contracts due to broker	1,050
Net cash collateral on swap contracts due to broker	33,407
Payable for investments purchased	1,562,132
Payable for fund shares redeemed	1,167
Payable for accumulated variation margin on futures contracts	290
Payable to the Adviser	6,664
Payable for custody, fund accounting and sub-administration fees	9,185
Accrued other expenses	37,064

Total liabilities	1,650,959

Net Assets	$17,434,948

Net Assets Consist of:
Capital paid in	$15,982,660
Total distributable earnings (loss)	1,452,288

Net Assets	$17,434,948

Shares outstanding ($0.01 par value; unlimited shares authorized)	1,396,711
Net asset value per share	$12.48

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	25

State Street Income V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2020

Investment Income
Income
Dividend	$1,236
Interest	403,084
Income from affiliated investments	9,394

Total income	413,714

Expenses
Advisory and administration fees	80,973
Directors’ fees	18,807
Custody, fund accounting and sub-administration fees	33,691
Professional fees	35,135
Printing and shareholder reports	1,743
Other expenses	1,820

Total expenses before waivers	172,169

Less: Fees waived by the adviser	(696)

Net expenses	171,473

Net investment income	$242,241

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$591,137
Futures	(41,717)
Swap contracts	(164,155)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	422,806
Futures	(14,144)
Swap contracts	76,213

Net realized and unrealized gain (loss) on investments	870,140

Net Increase in Net Assets Resulting from Operations	$1,112,381

The accompanying Notes are an integral part of these financial statements.

26	Statement of Operations

State Street Income V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$242,241	$367,830
Net realized gain (loss) on investments, futures and swap contracts	385,265	452,007
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and swap contracts	484,875	672,170

Net increase (decrease) from operations	1,112,381	1,492,007

Distributions to shareholders:
Total distributions	(445,767)	(34,589)

Increase (decrease) in assets from operations and distributions	666,614	1,457,418

Share transactions:
Proceeds from sale of shares	2,272,897	215,396
Value of distributions reinvested	445,767	34,589
Cost of shares redeemed	(3,062,021)	(3,281,191)

Net increase (decrease) from share transactions	(343,357)	(3,031,206)

Total increase (decrease) in net assets	323,257	(1,573,788)

Net Assets
Beginning of year	17,111,691	18,685,479

End of year	$17,434,948	$17,111,691

Changes in Fund Shares
Shares sold	183,078	18,533
Issued for distributions reinvested	35,776	2,880
Shares redeemed	(248,669)	(283,071)

Net decrease in fund shares	(29,815)	(261,658)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	27

State Street Income V.I.S. Fund

Notes to Financial Statements — December 31, 2020

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund (the “Fund”) and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

28	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

•

Swap agreements are valued daily based upon prices supplied by Board approved pricing vendors or through brokers. Depending on the product and terms of the transaction, the value of agreements is determined using a series of techniques including valuation models that incorporate a number of market data factors, such as discounted cash flows, yields, curves, trades and values of the underlying reference instruments. In the event SSGA Funds Management, Inc. (the “Adviser” or “SSGA FM”) is unable to obtain an independent, third-party valuation the agreements will be fair valued.

•

Options on futures are priced at their last sale price on the principal market on which they are traded on the valuation date. If there were no sales on that day, options on futures are valued at either the last reported sale or official closing price on their primary exchange determined in accordance with the valuation policy and procedures approved by the Board.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Notes to Financial Statements	29

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the fiscal year ended December 31, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA

30	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020 agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and/or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2020, the Fund entered into futures contracts to manage interest rate risk.

Options on Futures Contracts  The Fund may purchase and write options, including options on futures contracts, subject to certain limitations. Writing puts and buying calls tend to increase the Fund’s exposure to the underlying instrument while buying puts and writing calls tend to decrease the Fund’s exposure to the underlying instrument. The Fund will not enter into a transaction involving options for speculative purposes. The Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts.

When the Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gain from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying instrument or the cost basis of the securities purchased is adjusted by the original premium received or paid. In return for a premium paid, call and put options on futures contracts give the holder the right, but not the obligation, to purchase or sell, respectively, a position in a particular futures contract at a specified exercise price.

For the fiscal year ended December 31, 2020, the Fund purchased options in order to manage interest rate risk.

Credit Default Swaps  During the fiscal year ended December 31, 2020, the Fund engaged in credit default swaps to manage credit risk. When the Fund is the buyer in a credit default swap contract, the Fund is entitled to receive the par (or other agreed upon) value (full notional value) of a referenced debt obligation (or basket of debt obligations) from the counterparty (or central clearing party (“CCP”) in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on

Notes to Financial Statements	31

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020 the debt obligation occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund loses its investment and recovers nothing. However, if a credit event occurs, the Fund receives full notional value for a referenced debt obligation that may have little or no value. When the Fund is the seller of a credit default swap, it receives a fixed rate of income throughout the term of the contract, provided there is no credit event. If a credit event occurs, the Fund is obligated to pay the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation.

As the seller, the Fund may create economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swaps to determine the market value of swaps. The Fund segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Fund segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked to market on a daily basis. Credit default swaps involve greater risks than if the Fund had invested in the referenced debt obligation directly. If the Fund is a buyer of a credit default swap and no credit event occurs, the Fund will not earn any return on its investment. If the Fund is a seller of a credit default swap, the Fund’s risk of loss may be the entire notional amount of the swap. Swaps may also subject the Fund to the risk that the counterparty to the transaction may not fulfill its obligation. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Interest Rate Swaps  Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments.

During the fiscal year ended December 31, 2020, the Fund entered into interest rate swaps in order to manage interest rate risk.

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Swap Contracts	$—	$—	$34,390	$—	$—	$34,390

32	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Liability Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$290	$—	$—	$—	$—	$290

Realized Gain (Loss)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(41,717)	$—	$—	$—	$—	$(41,717)
Swap Contracts	(81,214)	—	(82,941)	—	—	(164,155)
Purchased Option Contracts(a)	11,281	—	—	—	—	11,281

(a)	Purchased options are included in net realized gain (loss) from investments.

Net Change in Unrealized Appreciation (Depreciation)

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Income V.I.S. Fund
Futures Contracts	$(14,144)	$—	$—	$—	$—	$(14,144)
Swap Contracts	44,501	—	31,712	—	—	76,213

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.50%. SSGA FM is contractually obligated until May 1, 2021 to waive its management fee and/or reimburse certain expenses for the Fund, in an amount equal to any acquired fund fees and expenses (“AFFEs”), excluding AFFEs derived from the Fund’s holdings in acquired funds for cash management purposes, if any. This fee waiver and/or expense reimbursement arrangement may not be terminated prior to May 1, 2021 except with approval of the Board.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2020 are disclosed in the Schedule of Investments.

Notes to Financial Statements	33

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2020 were as follows:

U.S. Government Securities
Purchases	Sales
$12,148,536	$13,120,957

Non-U.S. Government Securities
Purchases	Sales
$5,672,879	$3,271,539

8.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatment for paydown gains and losses, swap contracts, futures contracts, open straddle adjustments, premium amortization, and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$445,767	$—	$445,767

The tax character of distributions paid during the year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$34,589	$—	$34,589

34	Notes to Financial Statements

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
$474,310	$—	$—	$—	$977,978	$—	$1,452,288

As of December 31, 2020, the Funds had capital loss carryforwards available to offset future realized capital gains as follows:

Non-Expiring Short Term	Non-Expiring Long Term

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$17,808,958	$1,140,045	$32,261	$1,107,784

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2020.

10.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

Interest Rate Risk  Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the value of the Fund’s investments.

Foreign and Emerging Markets Risk  Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Notes to Financial Statements	35

State Street Income V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

11.	New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

36	Notes to Financial Statements

State Street Income V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Income V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Income V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 18, 2021

Report of Independent Registered Public Accounting Firm	37

State Street Income V.I.S. Fund

Other Information — December 31, 2020 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.

Interest Dividends

The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at http://www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

38	Other Information

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995- present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.(1992-2017); Director, The Taiwan Fund, Inc. (2007-2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009-2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011-Present); Board Director and Chairman, SPDR Europe II, PLC (2013- Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	65	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Other Information	39

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None

40	Other Information

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS (1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	65	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

Jeanne La Porta(2) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham and Ms. La Porta are Interested Directors because of their employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

Other Information	41

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

42	Other Information

State Street Income V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	43

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2020

State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Annual Report

December 31, 2020

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Real Estate Securities V.I.S. Fund

Notes to Performance — December 31, 2020 (Unaudited)

The information provided on the performance page relates to the State Street Real Estate Securities V.I.S Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free
(800) 242-0134 or visit the Fund’s website at www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

FTSE NAREIT Equity REITs Index is an unmanaged index of all tax-qualified equity real estate investment trusts (“REITs”) (except Timber REITs or Infrastructure REITs) listed on the New York Stock Exchange, NYSE Amex and NASDAQ which have 75% or more of their gross invested book assets invested directly or indirectly in the equity ownership of real estate. The returns of the index do not reflect the actual cost of investing in the instruments that comprise the index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Real Estate Securities V.I.S. Fund

Management Discussion of Fund Performance — December 31, 2020 (Unaudited)

The State Street Real Estate Securities V.I.S. Fund (the “Fund”) seeks to provide the maximum total return through current income and capital appreciation by investing at least 80% of its net assets under normal circumstances in equity securities, such as common and preferred stocks, and debt securities of U.S. issuers that are principally engaged in or related to the real estate industry, including those that own significant real estate assets. The Fund’s benchmark is the FTSE NAREIT Equity REITs Index (the “Index”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund was -5.23%, and the Index was -8.00%. The Fund and Index returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Index is unmanaged and Index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

The REIT market was heavily affected by the COVID-19 pandemic and REITs significantly underperformed the broader U.S. stock market in 2020. During the first wave of the pandemic in the first quarter the Index lost nearly a third of its value. Sectors that were especially sensitive to the economic shutdown fell tremendously - regional malls, hotels and shopping centers all lost half their value or more amid expectations that revenue would dry up as non-essential consumption disappeared. REIT returns bounced back in subsequent quarters as the economy partially re-opened but continued to lag broad equity markets. The fourth quarter saw REITs gain more than 11% which was at best in line with broad equity returns. The announcements of three effective vaccines in November gave investors optimism that economic conditions could normalize in 2021, and the hotel and retail sectors that lost so much value in Q1 had the strongest Q4 returns. It was not enough to make up for earlier losses, however.

The Fund outperformed the benchmark before, during, and after the economic crisis. In the worst of the crisis during the first quarter, the portfolio’s positioning added value relative to the Index by moving away from hard hit sectors like retail and hotels and into sectors that were less affected by conditions like cell phone towers and alternative housing. As the year progressed and sectors rebounded and rotated, we moved allocations into the sectors and individual company balance sheets we perceived to be best positioned.

Stock selection was particularly strong in the hotel, infill office, and data center sectors. In the hotel sector, performance was driven by the portfolio’s overweight positions in Host Hotels & Resorts and Ryman Hospitality Properties. In the infill office sector, our overweight positions in JBG SMITH Properties and Kilroy Realty Corp. added to relative outperformance, and in the data center sector, our overweight position in out-of-benchmark position Equinix contributed to alpha.

The Fund did not invest in derivatives during the Reporting Period.

On an individual security level, the top positive contributors to the Fund’s performance on an absolute basis during the Reporting Period were Host Hotels & Resorts, Welltower, and Vornado. The top negative contributors to the Fund’s performance on an absolute basis during the Reporting Period were Alexandria Real Estate, W.P. Carey and Diversified Healthcare.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2020	$1,000.00	$1,000.00
Ending Account Value December 31, 2020	$1,129.50	$1,020.01
Expenses Paid During the Period*	$5.46	$5.18

*

Expenses are equal to the Fund’s annualized expense ratio of 1.02%** (for the period July 1, 2020 — December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period)

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Real Estate Securities V.I.S. Fund	3

State Street Real Estate Securities V.I.S. Fund

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Equinix Inc.	7.36%

Prologis Inc. REIT	6.82%

Invitation Homes Inc.	4.95%

Welltower Inc	3.96%

UDR Inc.	3.91%

Digital Realty Trust Inc.	3.79%

Equity Residential	3.40%

Healthpeak Properties Inc.	3.15%

Realty Income Corp.	2.93%

Life Storage Inc.	2.80%

Sector Allocation as of December 31, 2020

Portfolio composition as a % of Fair Value of $47,524 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return for the periods ended December 31, 2020

Class 1 Shares (Inception date: 5/01/95)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Real Estate Securities V.I.S. Fund	-5.23%	5.20%	8.87%	$23,392
FTSE NAREIT Equity REITs Index	-8.00%	4.77%	8.31%	$22,212

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Real Estate Securities V.I.S. Fund	5

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Common Stock (REITs) - 99.6%†
Alternate Housing - 9.8%
American Campus Communities Inc.	16,060	686,886
American Homes 4 Rent, Class A	14,174	425,220
Equity LifeStyle Properties Inc.	4,630	293,357
Invitation Homes Inc.	79,166	2,351,230
Sun Communities Inc.	5,950	904,103

		4,660,796

Data Center - 11.1%
Digital Realty Trust Inc.	12,916	1,801,911
Equinix Inc.	4,900	3,499,482

		5,301,393

Diversified - 2.5%
American Assets Trust Inc.	19,500	563,160
Broadstone Net Lease Inc., Class A	21,500	420,970
Vornado Realty Trust	5,550	207,237

		1,191,367

Freestanding - 1.2%
Agree Realty Corp.	8,650	575,917

Healthcare - 11.1%
Diversified Healthcare Trust	17,275	71,173
Healthpeak Properties Inc.	49,550	1,497,897
Medical Properties Trust Inc.	38,380	836,300
Sabra Health Care REIT Inc.	20,990	364,596
Ventas Inc.	12,798	627,614
Welltower Inc.	29,120	1,881,734

		5,279,314

Hotel - 3.5%
Apple Hospitality REIT Inc.	28,426	366,980
Host Hotels & Resorts Inc.	62,498	914,346
Ryman Hospitality Properties Inc.	3,660	248,001
Xenia Hotels & Resorts Inc.	7,731	117,511

		1,646,838

Industrial - 14.4%
Americold Realty Trust	26,840	1,001,937
Duke Realty Corp.	29,850	1,193,105
First Industrial Realty Trust Inc.	21,042	886,499
Prologis Inc.	32,533	3,242,239
Rexford Industrial Realty Inc.	10,430	512,217

		6,835,997

	Number of Shares	Fair Value $
Multifamily - 12.8%
AvalonBay Communities Inc.	2,885	462,841
Equity Residential	27,216	1,613,364
Essex Property Trust Inc.	3,864	917,391
Mid-America Apartment Communities Inc.	9,917	1,256,385
UDR Inc.	48,321	1,856,976

		6,106,957

Net Lease - 4.2%
Realty Income Corp.	22,410	1,393,230
STORE Capital Corp.	18,420	625,911

		2,019,141

Office - 9.8%
Columbia Property Trust Inc.	21,113	302,760
Cousins Properties Inc.	28,717	962,020
Douglas Emmett Inc.	12,870	375,547
Empire State Realty Trust Inc., Class A	14,841	138,318
JBG SMITH Properties	27,906	872,621
Kilroy Realty Corp.	11,905	683,347
SL Green Realty Corp.	1,706	101,643
VEREIT Inc.	32,646	1,233,692

		4,669,948

Regional Malls - 1.6%
Simon Property Group Inc.	8,982	765,985

Self Storage - 6.1%
Extra Space Storage Inc.	8,802	1,019,800
Life Storage Inc.	11,160	1,332,392
Public Storage	2,320	535,758

		2,887,950

Shopping Centers - 5.9%
Brixmor Property Group Inc.	54,280	898,334
Regency Centers Corp.	11,819	538,828
Retail Opportunity Investments Corp.	20,903	279,891
Retail Properties of America Inc., Class A	67,081	574,214
RPT Realty	6,772	58,578
Weingarten Realty Investors	20,515	444,560

		2,794,405

Specialty - 5.6%
American Tower Corp.	4,690	1,052,718
Gaming and Leisure Properties Inc.	15,109	640,622
Outfront Media Inc.	17,440	341,126

See Notes to Schedule of Investments and Notes to Financial Statements.

6	State Street Real Estate Securities V.I.S. Fund

State Street Real Estate Securities V.I.S. Fund

Schedule of Investments, continued — December 31, 2020

	Number of Shares	Fair Value $

SBA Communications Corp.	2,170	612,221

		2,646,687

Total Common Stock (REITs) (Cost $40,540,608)		47,382,695

Short-Term Investments - 0.3%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $140,904) (a)(b)	140,904	140,904

Total Investments (Cost $40,681,512)		47,523,599

Other Assets and Liabilities, net - 0.1%		64,720

NET ASSETS - 100.0%		47,588,319

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Coupon amount represents effective yield.
(b)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of December 31, 2020.

Abbreviations:

REIT Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stock	$47,382,695	$—	$—	$47,382,695
Short-Term Investments	140,904	—	—	140,904

Total Investments in Securities	$47,523,599	$—	$—	$47,523,599

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	417,366	$417,366	$8,563,888	$8,840,350	$—	$—	140,904	$140,904	$867

See Notes to Schedule of Investments and Notes to Financial Statements.

State Street Real Estate Securities V.I.S. Fund	7

State Street Real Estate Securities V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	12/31/20	12/31/19	12/31/18	12/31/17	12/31/16
Inception date					5/1/95

Net asset value, beginning of period	$12.92	$11.14	$12.32	$12.37	$13.30

Income/(loss) from investment operations:
Net investment income	0.17 (a)	0.25 (a)	0.25 (a)	0.15 (a)	0.31
Net realized and unrealized gains/(losses) on investments	(0.85)	2.65	(0.95)	0.57	0.71

Total income/(loss) from investment operations	(0.68)	2.90	(0.70)	0.72	1.02

Less distributions from:
Net investment income	0.06	0.19	0.28	0.22	0.35
Net realized gains	0.16	0.93	0.16	0.55	1.60
Return of capital	—	—	0.04	—	—

Total distributions	0.22	1.12	0.48	0.77	1.95

Net asset value, end of period	$12.02	$12.92	$11.14	$12.32	$12.37

Total Return(b)	(5.23)%	26.15%	(5.71)%	5.84%	8.00%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$47,588	$55,266	$50,360	$61,685	$72,483

Ratios to average net assets:
Net expenses	1.04%	1.04%	1.05%	1.01%	0.97%
Gross expenses	1.04%	1.04%	1.05%	1.01%	0.97%
Net investment income	1.49%	1.91%	2.11%	1.16%	1.95%
Portfolio turnover rate	108%	72%	59%	73%	67%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.

The accompanying Notes are an integral part of these financial statements.

8	Financial Highlights

State Street Real Estate Securities V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2020

Assets
Investments in securities, at fair value (cost $40,540,608)	$47,382,695
Short-term affiliated investments, at fair value	140,904
Income receivables	179,082
Income receivable from affiliated investments	20
Other assets	326

Total assets	47,703,027

Liabilities
Payable for fund shares redeemed	34,502
Payable to the Adviser	33,850
Payable for custody, fund accounting and sub-administration fees	4,108
Accrued other expenses	42,248

Total liabilities	114,708

Net Assets	$47,588,319

Net Assets Consist of:
Capital paid in	$43,137,057
Total distributable earnings (loss)	4,451,262

Net Assets	$47,588,319

Shares outstanding ($0.01 par value; unlimited shares authorized)	3,959,650
Net asset value per share	$12.02

The accompanying Notes are an integral part of these financial statements.

Statement of Assets and Liabilities	9

State Street Real Estate Securities V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2020

Investment Income
Income
Dividend	$1,177,843
Income from affiliated investments	867

Total income	1,178,710

Expenses
Advisory and administration fees	395,373
Directors’ fees	19,060
Custody, fund accounting and sub-administration fees	22,266
Professional fees	32,287
Printing and shareholder reports	12,988
Other expenses	2,371

Total Expenses	484,345

Net investment income	$694,365

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on investments	$(2,776,009)
Increase (decrease) in unrealized appreciation/(depreciation) on investments	(227,369)

Net realized and unrealized gain (loss) on investments	(3,003,378)

Net Decrease in Net Assets Resulting from Operations	$(2,309,013)

The accompanying Notes are an integral part of these financial statements.

10	Statement of Operations

State Street Real Estate Securities V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$694,365	$1,059,869
Net realized gain (loss) on investments	(2,776,009)	4,952,822
Net increase (decrease) in unrealized appreciation/depreciation on investments	(227,369)	6,699,615

Net increase (decrease) from operations	(2,309,013)	12,712,306

Distributions to shareholders:
Total distributions	(867,566)	(4,417,061)

Increase (decrease) in assets from operations and distributions	(3,176,579)	8,295,245

Share transactions:
Proceeds from sale of shares	3,618,392	1,937,025
Value of distributions reinvested	867,566	4,417,061
Cost of shares redeemed	(8,986,932)	(9,743,533)

Net increase (decrease) from share transactions	(4,500,974)	(3,389,447)

Total increase (decrease) in net assets	(7,677,553)	4,905,798

Net Assets
Beginning of year	55,265,872	50,360,074

End of year	$47,588,319	$55,265,872

Changes in Fund Shares
Shares sold	369,554	147,090
Issued for distributions reinvested	72,782	345,083
Shares redeemed	(761,607)	(734,446)

Net decrease in fund shares	(319,271)	(242,273)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	11

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements — December 31, 2020

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund (the “Fund”). Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers one share class (Class 1) of the Fund as an investment option for variable life insurance and variable annuity contracts.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

12	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Schedule of Investments.

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Notes to Financial Statements	13

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA FM’s understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund. The Management Fee is stated in the following schedule:

Average Daily Net Assets of the Fund		Management Fees
First $	100 million	0.85%
Next $	100 million	0.80%
Over $	200 million	0.75%

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2020 are disclosed in the Schedule of Investments.

4.	Sub-Advisory Fees

Pursuant to an investment sub-advisory agreement with SSGA FM, CenterSquare Investment Management LLC (“CenterSquare”) is the sub-adviser to the Fund. CenterSquare is responsible for the day-to-day portfolio management of the assets of the Fund, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of SSGA FM and the Board. For its services, SSGA FM pays CenterSquare monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the Fund.

5.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

14	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

6.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2020 were as follows:

Non-U.S. Government Securities
Purchases	Sales

$49,965,545	$53,881,982

7.	Income Taxes

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary book-tax differences will reverse in the future. These book-tax differences are primarily due to differing treatments for wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$281,496	$586,070	$867,566

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$1,411,368	$3,005,693	$4,417,061

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Tax Exempt Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses*	Total
$734,121	$—	$(1,282,190)	$—	$4,999,331	$—	$4,451,262

As of December 31, 2020, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Non-expiring Short-term	Non-expiring Long-term

$1,171,120	$111,070

Notes to Financial Statements	15

State Street Real Estate Securities V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$42,524,268	$5,812,896	$813,565	$4,999,331

8.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2020.

9.	Risks

Concentration Risk  As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund were more broadly diversified.

Credit Risk  The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk  The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

16	Notes to Financial Statements

State Street Real Estate Securities V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Real Estate Securities V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of State Street Real Estate Securities V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 18, 2021

Report of Independent Registered Public Accounting Firm	17

State Street Real Estate Securities V.I.S. Fund

Other Information — December 31, 2020 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Long Term Capital Gain Distributions

Long term capital gains dividends were paid from the Fund during the year ended December 31, 2020 in the amount of $586,070.

Interest Dividends

The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

18	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedule of investments are available upon request, without charge, by calling 1-800-242-0134.

Other Information	19

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.(1992 – 2017); Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	65	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director- Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

20	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None

Other Information	21

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds in Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS (1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	65	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

Jeanne La Porta(2) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).
(2)	Ms. Needham and Ms. La Porta are Interested Directors because of their employment by SSGA FM, an affiliate of the Company.
*	Served in various capacities and/or with various affiliated entities during noted time period.
†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

22	Other Information

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 –present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

Other Information	23

State Street Real Estate Securities V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held With Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).
*	Served in various capacities and/or with various affiliated entities during noted time period.

24	Other Information

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David Lancaster, Assistant Treasurer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Annual Report

December 31, 2020

State Street Total Return V.I.S. Fund

State Street Total Return V.I.S Fund

Annual Report

December 31, 2020

This report is prepared for Policyholders of certain variable contracts and may be distributed to others only if preceded or accompanied by the variable contract’s current prospectus and the current summary prospectus of the Fund available for investments thereunder.

State Street Total Return V.I.S. Fund

Notes to Performance — December 31, 2020 (Unaudited)

The information provided on the performance page relates to the State Street Total Return V.I.S Fund (the “Fund”).

Total return performance shown in this report for the Fund takes into account changes in share price and assumes reinvestment of dividends and capital gains distributions, if any. Total returns shown are net of Fund fees and expenses but do not reflect fees and charges associated with the variable contracts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the Fund’s total returns for all periods shown.

The performance data quoted represents past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Periods less than one year are not annualized. Please call toll-free (800) 242-0134 or visit the Fund’s website at www.ssga.com/geam for the most recent month-end performance data.

An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. An investment in the Fund is subject to risk, including possible loss of principal invested.

The S&P 500® Index is an unmanaged, market capitalization-weighted index of stocks of 500 large U.S. companies, which is widely used as a measure of large-cap U.S. stock market performance.

The MSCI All Country World Index ex-U.S. (“MSCI® ACWI ex-U.S.”) is a market-capitalization weighted index designed to provide a broad measure of stock performance throughout the world, with the exception of U.S.-based companies. The MSCI® ACWI ex-U.S. Index includes both developed and emerging markets.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged market value-weighted index of taxable investment grade debt issues, including government, corporate, asset-backed and mortgage-backed securities, with maturities of one year or more. This index is designed to represent the performance of the U.S. investment-grade first rate bond market.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest and do not reflect fees, expenses, or taxes. As such, the index returns do not reflect the actual cost of investing in the instruments that comprise each index.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice.

State Street Global Advisors Funds Distributors, LLC, member of FINRA & SIPC is the principal underwriter and distributor of the State Street V.I.S. Funds and an indirect wholly-owned subsidiary of State Street Corporation. References to State Street may include State Street Corporation and its affiliates. The Funds pay State Street Bank and Trust Company for its services as custodian and Fund Accounting agent, and pay SSGA Funds Management, Inc. for investment advisory and administrative services.

Notes to Performance	1

State Street Total Return V.I.S. Fund

Management’s Discussion of Fund Performance — December 31, 2020 (Unaudited)

The State Street Total Return V.I.S. Fund (the “Fund”) seeks the highest total return, composed of current income and capital appreciation, as is consistent with prudent investment risk. The Fund’s benchmarks are the S&P 500 Index, the MSCI All Country World ex-U.S. Index, and the Bloomberg Barclays U.S. Aggregate Bond Index (the “Indices”).

For the 12-month period ended December 31, 2020 (the “Reporting Period”), the total return for the Fund’s Class 1 and Class 3 Shares was 6.44% and 6.14%, respectively. The total return for the S&P 500 Index was 18.40%. The total return for the MSCI All Country World ex-U.S. Index was 10.65%. The total return for the Bloomberg Barclays U.S. Aggregate Bond Index was 7.51%. The Fund and Indices’ returns reflect the reinvestment of dividends and other income. The Fund’s performance reflects the expenses of managing the Fund, including brokerage and advisory expenses. The Indices are unmanaged and index returns do not reflect fees and expenses of any kind, which would have a negative impact on returns.

Asset allocation decisions and performance of the investment options across asset classes were the primary drivers of Fund performance during the Reporting Period relative to the Indices. The Fund’s principal investment strategy is to construct a broadly diversified portfolio across various investment asset classes. The results of the enhanced diversification were mixed but, on balance, negative with commodities, REITs and high yield bonds underperforming while inflation linked bonds were additive. In addition to the decisions around greater diversification, the Fund’s factor based strategies underperformed when compared against their respective market cap-weighted indices and were the largest contributor to benchmark relative results. The factor based strategies are designed to provide exposure to various investment style premia including value, quality, low-volatility, momentum and market capitalization. While these factors are considered to be beneficial to the portfolio over the long-term, value, size and low volatility performed poorly during 2020. The year was also challenging in terms of tactical asset allocation as equities reached new highs early in the first quarter only to plunge as economies were shuttered to combat the COVID-19 pandemic. While painful during the brunt of the selloff, holding over weights to equities and corporate bonds did help the portfolio recover lost ground as global stimulus measures and eventually news of multiple vaccines led to strong rebounds globally.

The Fund used equity futures contracts in order to equitize cash in the portfolio during the Reporting Period. The Fund’s use of futures contracts did not have a material impact on Fund performance.

The views expressed above reflect those of the Fund’s portfolio manager only through the Reporting Period, and do not necessarily represent the views of the Adviser as a whole. Any such views are subject to change at any time based upon market or other conditions and the Adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any fund.

2	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Understanding Your Fund’s Expenses — December 31, 2020 (Unaudited)

As a shareholder of the Fund, you incur ongoing costs. Ongoing costs include portfolio management fees, professional fees, administrative fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in the Fund during the period. The information in the following table is based on an investment of $1,000, which is invested at the beginning of the period and held for the entire six-month period ended December 31, 2020.

Actual Expenses

The first section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given under the heading “Expenses paid during the period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs, such as sales charges or redemption fees, if any. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Additionally, the expenses shown do not reflect the fees or charges associated with variable contracts through which shares of the Fund are offered.

Class 1	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2020	$1,000.00	$1,000.00
Ending Account Value December 31, 2020	$1,148.10	$1,022.20
Expenses paid during the period*	$3.19	$3.00

Class 3	Actual Fund Return	Hypothetical 5% Return (2.5% for the period)
Beginning Account Value July 1, 2020	$1,000.00	$1,000.00
Ending Account Value December 31, 2020	$1,145.90	$1,020.91
Expenses paid during the period*	$4.53	$4.27

*

Expenses are equal to the Fund’s annualized expense ratio of 0.59%** for Investment Class shares and 0.84%** for Service Class shares (for the period July 1, 2020 — December 31, 2020), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

**	May differ from expense ratio disclosed in the financial highlights, which is calculated based on the entire fiscal year’s data.

State Street Total Return V.I.S. Fund	3

State Street Total Return V.I.S. Fund

Performance Summary — December 31, 2020 (Unaudited)

Top Ten Largest Equity Holdings

as of December 31, 2020 (as a % of Fair Value) (a)(b)

Apple Inc.	1.82%

Berkshire Hathaway Inc., Class B	1.14%

Accenture PLC, Class A	0.90%

Costco Wholesale Corp.	0.87%

Danaher Corp.	0.86%

Microsoft Corp.	0.83%

Johnson & Johnson	0.82%

Walmart Inc.	0.77%

Target Corp.	0.76%

BlackRock Inc.	0.72%

Sector Allocation

Portfolio Composition as a % of Fair Value of $1,810,076 (in thousands) as of December 31, 2020 (a)(b)

Average Annual Total Return

for the Periods Ended December 31, 2020

Class 1 Shares (Inception date: 7/01/85)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S Fund	6.44%	7.25%	6.39%	$18,570

S&P 500® Index	18.40%	15.22%	13.89%	$36,700

Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.84%	$14,576

MSCI All Country World ex.-U.S.	10.65%	8.93%	4.92%	$16,163

Class 3 Shares (Inception date: 5/01/06)

	One Year	Five Year	Ten Year	Ending Value of a $10,000 Investment
State Street Total Return V.I.S Fund	6.14%	6.97%	6.12%	$18,106

S&P 500® Index	18.40%	15.22%	13.89%	$36,700

Bloomberg Barclays U.S. Aggregate Bond Index	7.51%	4.44%	3.84%	$14,576

MSCI All Country World ex-U.S.	10.65%	8.93%	4.92%	$16,163

(a)	Fair Value basis is inclusive of short-term investment in State Street Institutional U.S. Government Money Market Fund Class G Shares.

(b)

The securities information regarding holdings, allocations and other characteristics is presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

4	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Performance Summary, continued — December 31, 2020 (Unaudited)

Class 1 Shares

Class 3 Shares

See Notes to Performance beginning on page 1 for further information.

Past performance does not predict future performance. The performance shown in the graphs and tables does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares and does not reflect the fees or charges that would be associated with variable contracts through which shares of the Fund are offered.

State Street Total Return V.I.S. Fund	5

State Street Total Return V.I.S. Fund

Summary Schedule of Investments — December 31, 2020

	Number of Shares	Fair Value $

Equity Securities - 60.4%†
Communication Services - 3.4%
KDDI Corp.	170,508	5,063,466
Nippon Telegraph & Telephone Corp.	240,009	6,149,875
T-Mobile US Inc. (a)	85,697	11,556,240
Verizon Communications Inc.	217,266	12,764,378
Other Securities		25,291,061

		60,825,020

Consumer Discretionary - 8.4%
Amazon.com Inc. (a)	2,953	9,617,714
FF Group (a)(b)**	1,860	—
Flutter Entertainment PLC (a)	25,622	5,232,281
Ford Motor Co.	606,969	5,335,257
General Motors Co.	194,623	8,104,102
Target Corp.	77,855	13,743,743
Wesfarmers Ltd.	211,451	8,223,577
Other Securities		100,958,842

		151,215,516

Consumer Staples - 5.7%
China Huishan Dairy Holdings Company Ltd. (a)(b)**	55,000	—
Costco Wholesale Corp.	41,998	15,824,007
General Mills Inc.	94,512	5,557,306
Koninklijke Ahold Delhaize N.V.	205,241	5,803,444
L’Oreal S.A.	18,114	6,888,380
The Procter & Gamble Co.	40,158	5,587,584
Walmart Inc.	96,574	13,921,142
Other Securities		50,373,211

		103,955,074

Energy - 0.4%
Other Securities		7,989,577

Financials - 10.7%
Allianz SE	30,329	7,447,785
Berkshire Hathaway Inc., Class B (a)	89,249	20,694,166
BlackRock Inc.	17,939	12,943,706
China Common Rich Renewable Energy Investments Ltd. (a)(b)**	64,000	—
Chubb Ltd.	60,291	9,279,991
Muenchener Rueckversicherungs-Gesellschaft AG	26,126	7,761,458
The Allstate Corp.	47,249	5,194,083
T Rowe Price Group Inc.	35,192	5,327,717
The Progressive Corp.	91,092	9,007,177
The Travelers Companies Inc.	39,367	5,525,946

	Number of Shares	Fair Value $
Zurich Insurance Group AG	20,172	8,523,380
Other Securities		101,168,727

		192,874,136

Healthcare - 5.4%
Danaher Corp.	70,218	15,598,226
Johnson & Johnson	94,775	14,915,689
Roche Holding AG	20,577	7,193,046
Other Securities		59,083,021

		96,789,982

Industrials - 7.6%
Cummins Inc.	22,966	5,215,579
Deere & Co.	43,952	11,825,286
Eaton Corporation PLC	62,327	7,487,966
FedEx Corp.	37,673	9,780,664
Furguson PLC	41,929	5,091,848
ITOCHU Corp.	251,205	7,211,697
Kone Oyj, Class B	58,817	4,782,829
Trane Technologies PLC	37,194	5,399,081
Other Securities		81,325,944

		138,120,894

Information Technology - 10.5%
Accenture PLC, Class A	62,194	16,245,695
Apple Inc. (c)	247,879	32,891,065
Cognizant Technology Solutions Corp., Class A	83,219	6,819,797
Microsoft Corp.	67,406	14,992,443
Shopify Inc., Class A (a)	6,818	7,692,031
Synopsys Inc. (a)	23,575	6,111,583
Zoom Video Communications Inc. (a)	26,060	8,790,559
Other Securities		98,278,079

		191,821,252

Materials - 3.0%
Ferroglobe PLC (a)(b)**	1,316	—
Fortescue Metals Group Ltd.	315,757	5,708,812
Other Securities		49,461,628

		55,170,440

Real Estate - 1.5%
Public Storage	23,421	5,408,612
Other Securities		22,306,956

		27,715,568

Utilities - 3.7%
Duke Energy Corp.	114,414	10,475,746
NextEra Energy Inc.	94,740	7,309,191
Xcel Energy Inc.	81,844	5,456,539

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

6	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2020

	Principal Amount ($) or Number of Shares	Fair Value $

Other Securities		42,927,805

		66,169,281

Total Equity Securities (Cost $914,038,283)		1,092,646,740

Bonds and Notes - 22.7%
U.S. Treasuries - 8.2%
U.S. Treasury Bonds
1.13% 08/15/40	300,000	284,109
1.25% 05/15/50	550,000	499,211
1.38% 11/15/40 - 08/15/50	200,000	192,562
1.63% 11/15/50	200,000	199,219
2.00% 02/15/50	350,000	380,352
2.25% 08/15/46 - 08/15/49	800,000	914,641
2.38% 11/15/49	350,000	411,414
2.50% 02/15/45 - 05/15/46	910,000	1,086,670
2.75% 11/15/42 - 11/15/47	925,000	1,154,253
2.88% 05/15/43 - 05/15/49	800,000	1,022,063
3.00% 05/15/42 - 02/15/49	2,450,000	3,198,406
3.13% 02/15/43 - 05/15/48	700,000	923,532
3.38% 05/15/44 - 11/15/48	400,000	554,594
3.63% 02/15/44	540,000	764,606
3.75% 08/15/41	100,000	142,078
4.25% 05/15/39 - 11/15/40	200,000	298,547
4.38% 02/15/38 - 05/15/40	400,000	603,844
4.50% 02/15/36	100,000	146,734
4.63% 02/15/40	100,000	155,797
5.25% 02/15/29	200,000	270,969
5.50% 08/15/28	200,000	271,219
6.00% 02/15/26	427,000	548,261
6.13% 08/15/29	200,000	289,594
6.38% 08/15/27	200,000	275,469
7.63% 11/15/22 - 02/15/25	500,000	601,836
U.S. Treasury Inflation Indexed Bonds
0.13% 07/15/30	2,742,039	3,078,785
0.25% 02/15/50	1,012,790	1,208,470
0.63% 02/15/43	1,075,913	1,342,586
0.75% 02/15/42 - 02/15/45	2,833,376	3,637,889
0.88% 02/15/47	884,518	1,190,436
1.00% 02/15/46 - 02/15/49	2,432,309	3,380,855
1.38% 02/15/44	1,340,700	1,932,788
1.75% 01/15/28	994,328	1,220,786
2.00% 01/15/26	1,311,910	1,560,635
2.13% 02/15/40 - 02/15/41	1,255,532	1,961,013
2.38% 01/15/25 - 01/15/27	3,190,564	3,827,097
2.50% 01/15/29	1,212,780	1,594,531
3.38% 04/15/32	366,740	559,316
3.63% 04/15/28	853,247	1,174,600
3.88% 04/15/29	1,029,542	1,484,663
U.S. Treasury Inflation Indexed Notes
0.13% 01/15/22 - 01/15/30	23,559,968	25,012,899

	Principal Amount ($)	Fair Value $
0.25% 01/15/25 - 07/15/29	4,808,705	5,299,030
0.38% 07/15/23 - 07/15/27	10,627,262	11,648,669
0.50% 04/15/24 - 01/15/28	4,964,315	5,493,545
0.63% 04/15/23 - 01/15/26	8,158,219	8,807,330
0.75% 07/15/28	2,059,080	2,397,001
0.88% 01/15/29	1,753,074	2,061,697
U.S. Treasury Notes
0.13% 05/15/23 - 10/15/23	1,200,000	1,199,297
0.25% 04/15/23 - 12/31/25	2,300,000	2,295,555
0.38% 04/30/25	200,000	200,734
0.50% 03/15/23 - 10/31/27	1,700,000	1,700,437
0.63% 05/15/30 - 08/15/30	650,000	634,649
0.88% 11/15/30	300,000	298,969
1.13% 02/28/22 - 02/28/27	1,400,000	1,440,766
1.25% 08/31/24	500,000	518,633
1.38% 01/31/22 - 08/31/26	900,000	931,785
1.50% 08/15/22 - 02/15/30	3,050,000	3,179,071
1.63% 08/31/22 - 08/15/29	2,140,000	2,247,924
1.75% 05/31/22 - 11/15/29	3,500,000	3,657,504
1.88% 01/31/22 - 07/31/26	2,200,000	2,259,363
2.00% 10/31/22 - 08/15/25	1,844,000	1,962,244
2.13% 12/31/22 - 05/31/26	3,900,000	4,159,721
2.25% 04/30/24 - 11/15/27	3,590,000	3,907,850
2.38% 01/31/23 - 05/15/29	1,800,000	1,992,766
2.50% 08/15/23 - 05/15/24	1,000,000	1,069,492
2.63% 02/28/23 - 02/15/29	2,400,000	2,631,367
2.75% 04/30/23 - 02/15/28	3,600,000	3,884,508
2.88% 09/30/23 - 08/15/28	2,900,000	3,247,781
3.00% 09/30/25	300,000	337,594
3.13% 11/15/28	400,000	473,562

		149,296,173

U.S. Government Sponsored Agency - 0.0%*
Tennessee Valley Authority	100,000	125,144

Agency Collateralized Mortgage Obligations - 0.2%
Federal Home Loan Mortgage Corp.
1.48% 04/25/30	69,643	71,698
1.56% 04/25/30	40,000	41,426
1.87% 01/25/30	58,333	61,876
2.57% 07/25/26	352,000	383,912
2.75% 01/25/26	300,000	328,518
3.18% 11/25/28	291,808	324,643
3.30% 04/25/23 (d)	100,000	106,342
3.39% 03/25/24	200,000	217,256
3.56% 01/25/29	200,000	236,906
3.78% 08/25/28	191,071	216,831
Federal National Mortgage Assoc.
1.27% 07/25/30	80,000	80,418
3.08% 06/25/27 (d)	261,000	296,362
3.37% 07/25/28 (d)	500,000	583,576
3.64% 08/25/30 (d)	200,000	240,334

		3,190,098

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	7

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2020

	Principal Amount ($)	Fair Value $

Agency Mortgage Backed - 5.1%
Federal Home Loan Banks
2.50% 02/13/24	440,000	471,420
3.25% 11/16/28	125,000	149,022
Federal Home Loan Mortgage Corp.
0.13% 10/16/23	380,000	379,483
2.00% 09/01/50	779,322	809,742
2.50% 01/01/28 - 09/01/50	4,428,455	4,663,148
3.00% 07/01/30 - 04/01/50	8,337,219	8,835,910
3.50% 03/01/26 - 11/01/49	5,231,818	5,614,212
4.00% 06/01/42 - 03/01/49	2,160,129	2,345,779
4.50% 05/01/42 - 03/01/49	648,870	704,576
5.50% 01/01/38 - 04/01/39	234,514	276,566
6.00% 06/01/37 - 11/01/37	229,612	270,892
6.25% 07/15/32	250,000	387,077
Federal National Mortgage Assoc.
0.25% 05/22/23 - 07/10/23	955,000	956,772
1.50% 12/01/50	673,149	680,407
1.75% 07/02/24	225,000	236,799
2.00% 11/01/35 - 12/01/50	6,402,109	6,659,660
2.13% 04/24/26	200,000	217,820
2.50% 09/01/28 - 11/01/50	7,049,288	7,419,734
2.63% 01/11/22	500,000	512,790
3.00% 01/01/28 - 07/01/50	6,497,256	6,929,380
3.50% 01/01/27 - 06/01/50	6,721,501	7,179,921
4.00% 10/01/41 - 02/01/50	5,149,538	5,585,604
4.50% 01/01/27 - 09/01/49	2,472,318	2,744,133
5.00% 12/01/39 - 05/01/41	164,111	186,503
5.50% 12/01/35 - 04/01/38	816,181	949,778
6.00% 03/01/34 - 08/01/37	1,085,726	1,275,239
6.63% 11/15/30	100,000	151,373
1.50% TBA (e)	800,000	815,620
2.00% TBA (e)	2,575,000	2,678,374
Government National Mortgage Assoc.
2.00% 10/20/50	657,856	688,352
2.50% 05/20/45 - 10/20/50	2,974,506	3,151,703
3.00% 10/15/42 - 07/20/50	5,783,613	6,127,585
3.50% 03/20/45 - 02/20/50	5,426,301	5,825,008
4.00% 12/20/40 - 07/20/49	2,481,513	2,708,990
4.50% 05/20/40 - 01/20/49	1,277,044	1,409,752
5.00% 08/15/41	839,888	938,620
2.00% TBA (e)	500,000	522,615

		91,460,359

Asset Backed - 0.1%
Other Securities		1,206,486

Corporate Notes - 8.2%
Apple Inc.
0.75% 05/11/23	100,000	101,243
2.40% 01/13/23 - 08/20/50	160,000	164,316
2.50% 02/09/22	50,000	51,143
2.75% 01/13/25	50,000	54,274
3.00% 11/13/27	100,000	112,840

	Principal Amount ($) or Number of Shares	Fair Value $
3.25% 02/23/26	60,000	67,275
3.75% 11/13/47	50,000	63,123
4.38% 05/13/45	65,000	89,354
4.50% 02/23/36	150,000	202,194
4.65% 02/23/46	185,000	264,054
Other Securities		146,634,997

		147,534,813

Non-Agency Collateralized Mortgage Obligations - 0.2%
Other Securities		4,355,277

Sovereign Bonds - 0.5%
Other Securities		9,284,719

Municipal Bonds and Notes - 0.2%
Other Securities		3,786,139

Total Bonds and Notes (Cost $377,270,599)		410,239,208

Exchange Traded Funds - 12.3%
Exchange Traded & Mutual Funds - 12.3%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4,809,593	73,394,389
SPDR Bloomberg Barclays High Yield Bond ETF (f)	829,249	90,338,386
SPDR Bloomberg Barclays International Treasury Bond ETF (f)	1,143,138	35,700,200
SPDR Portfolio Long Term Corporate Bond ETF (f)	546,231	18,080,246
Other Securities		4,712,578

Total Exchange Traded Funds (Cost $219,150,689)		222,225,799

Total Investments in Securities (Cost $1,510,459,571)		1,725,111,747

Short-Term Investments - 4.7%
State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05% (Cost $84,964,250) (c)(f)(g)	84,964,250	84,964,250

Total Investments (Cost $1,595,423,821)		1,810,075,997

Liabilities in Excess of Other Assets, net - (0.1)%		(2,325,219)

NET ASSETS - 100.0%		1,807,750,778

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

8	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2020

Other Information:

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Current Notional Value	Unrealized Appreciation
E-mini Russell 2000 Index Futures	March 2021	10	$955,623	$987,400	$31,777
MSCI EAFE Mini Index Futures	March 2021	36	3,754,429	3,835,440	81,011
MSCI Emerging Markets Index Futures	March 2021	14	871,640	901,740	30,100
S&P 500 Emini Index Futures	March 2021	20	3,679,840	3,748,800	68,960

					$211,848

During the year ended December 31, 2020, the average notional value related to long futures contracts was $7,921,466.

The Summary Schedule of Investments does not reflect the complete portfolio holdings. It includes the Fund’s 50 largest holdings and each investment of any issuer that exceeds 1% of the Fund’s net assets. “Other Securities” represents all issues not required to be disclosed under the rules adopted by the U.S. Securities and Exchange Commission (“SEC”). In certain instances, securities for which footnotes listed above may otherwise apply are included in the Other Securities caption. The complete schedule of portfolio holdings is available (i) without charge, upon request, by calling (800) 242-0134; and ii) on the SEC’s website at www.sec.gov.

(a)	Non-income producing security.
(b)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors. Security value is determined based on level 3 inputs.
(c)	At December 31, 2020, all or a portion of this
security was pledged to cover collateral requirements for futures and/or TBAs.
(d)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(e)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(f)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(g)	Coupon amount represents effective yield.
†	Percentages are based on net assets as of December 31, 2020.
**	Amount is less than $0.50.
*	Less than 0.05%.

Abbreviations:

TBA To Be Announced

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	9

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2020

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
Foreign Equity	$445,832,933	$—	$—	$445,832,933
Domestic Equity	646,812,962	845	—	646,813,807
U.S. Treasuries	—	149,296,173	—	149,296,173
U.S. Government Sponsored Agencies	—	125,144	—	125,144
Agency Collateralized Mortgage Obligations	—	3,190,098	—	3,190,098
Agency Mortgage Backed	—	91,460,359	—	91,460,359
Asset Backed	—	1,206,486	—	1,206,486
Corporate Notes	—	147,534,813	—	147,534,813
Non-Agency Collateralized Mortgage Obligations	—	4,355,277	—	4,355,277
Sovereign Bonds	—	9,284,719	—	9,284,719
Municipal Bonds and Notes	—	3,786,139	—	3,786,139
Exchange Traded & Mutual Funds	222,225,799	—	—	222,225,799
Short-Term Investments	84,964,250	—	—	84,964,250

Total Investments in Securities	$1,399,835,944	$410,240,053	$—	$1,810,075,997

Other Financial Instruments
Long Futures Contracts - Unrealized Appreciation	$211,848	$—	$—	$211,848

The Fund was invested in the following countries/territories at December 31, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	72.42%
Japan	4.08%
Canada	2.37%
Switzerland	2.27%
United Kingdom	2.01%
China	1.97%
Germany	1.76%
Ireland	1.51%
France	1.31%
Australia	1.19%
Taiwan	0.80%
South Korea	0.79%
Sweden	0.75%
Netherlands	0.72%
India	0.55%
Italy	0.48%
Denmark	0.43%
Supranational	0.39%
Hong Kong	0.37%
Finland	0.35%
Belgium	0.29%
Spain	0.28%
Israel	0.28%

Country/Territory	Percentage (based on Fair Value)
Singapore	0.25%
Russian Federation	0.24%
South Africa	0.24%
New Zealand	0.24%
Brazil	0.19%
Norway	0.15%
Mexico	0.14%
Malaysia	0.13%
Cayman Islands	0.11%
Philippines	0.08%
Saudi Arabia	0.08%
Portugal	0.08%
Poland	0.07%
Turkey	0.07%
Colombia	0.06%
Austria	0.06%
Thailand	0.06%
Chile	0.06%
Bermuda	0.05%
Indonesia	0.04%
Panama	0.04%
United Arab Emirates	0.03%
Iraq	0.03%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

10	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2020

Country/Territory	Percentage (based on Fair Value)
Cyprus	0.02%
Uruguay	0.02%
Luxembourg	0.02%
Peru	0.02%
Hungary	0.01%
Puerto Rico	0.01%
Qatar	0.01%
Greece	0.01%
Czech	0.01%
Guernsey	0.00%	***
Pakistan	0.00%	***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	9.32%	0.00%	9.32%
Specialized Finance	2.97%	0.00%	2.97%
Technology Hardware, Storage & Peripherals	1.82%	0.71%	2.53%
Electric Utilities	1.64%	0.86%	2.50%
Property & Casualty Insurance	2.04%	0.33%	2.37%
IT Consulting & Other Services	0.73%	1.32%	2.05%
Hypermarkets & Super Centers	1.64%	0.20%	1.84%
Pharmaceuticals	0.91%	0.82%	1.73%
Multi-Sector Holdings	1.20%	0.47%	1.67%
Integrated Telecommunication Services	0.72%	0.88%	1.60%
Multi-Line Insurance	0.07%	1.28%	1.35%
Asset Management & Custody Banks	1.14%	0.10%	1.24%
General Merchandise Stores	0.79%	0.45%	1.24%
Healthcare Equipment	1.13%	0.11%	1.24%
Food Retail	0.32%	0.82%	1.14%
Automobile Manufacturers	0.77%	0.37%	1.14%
Home Building	0.74%	0.37%	1.11%
Application Software	1.11%	0.00%	1.11%
Internet & Direct Marketing Retail	0.63%	0.45%	1.08%
Wireless Telecommunication Services	0.67%	0.40%	1.07%
Systems Software	0.93%	0.10%	1.03%
Air Freight & Logistics	0.86%	0.17%	1.03%
Packaged Foods & Meats	0.62%	0.40%	1.02%
Life & Health Insurance	0.12%	0.81%	0.93%
Industrial Machinery	0.27%	0.63%	0.90%
Semiconductors	0.45%	0.40%	0.85%
Trading Companies & Distributors	0.13%	0.69%	0.82%
Semiconductor Equipment	0.60%	0.21%	0.81%
Diversified Banks	0.00%	0.78%	0.78%
Agricultural & Farm Machinery	0.71%	0.00%	0.71%
Electrical Components & Equipment	0.60%	0.08%	0.68%
Healthcare Distributors	0.53%	0.10%	0.63%
Building Products	0.21%	0.40%	0.61%
Household Products	0.53%	0.07%	0.60%
Auto Parts & Equipment	0.07%	0.47%	0.54%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	11

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2020

Industry	Domestic	Foreign	Total
Electronic Components	0.30%	0.24%	0.54%
Specialty Chemicals	0.14%	0.39%	0.53%
Reinsurance	0.00%	0.53%	0.53%
Steel	0.10%	0.40%	0.50%
Trucking	0.42%	0.07%	0.49%
Internet Services & Infrastructure	0.06%	0.42%	0.48%
Life Sciences Tools & Services	0.31%	0.15%	0.46%
Personal Products	0.02%	0.43%	0.45%
Regional Banks	0.35%	0.10%	0.45%
Interactive Media & Services	0.11%	0.33%	0.44%
Automotive Retail	0.41%	0.02%	0.43%
Construction & Engineering	0.17%	0.26%	0.43%
Tires & Rubber	0.00%	0.42%	0.42%
Casinos & Gaming	0.08%	0.33%	0.41%
Data Processing & Outsourced Services	0.38%	0.00%	0.38%
Multi-Utilities	0.37%	0.00%	0.37%
Construction Machinery & Heavy Trucks	0.32%	0.05%	0.37%
Industrial REITs	0.17%	0.20%	0.37%
Agricultural Products	0.29%	0.06%	0.35%
Healthcare Services	0.24%	0.10%	0.34%
Environmental & Facilities Services	0.28%	0.06%	0.34%
Biotechnology	0.32%	0.01%	0.33%
Research & Consulting Services	0.19%	0.14%	0.33%
Commodity Chemicals	0.04%	0.29%	0.33%
Financial Exchanges & Data	0.13%	0.19%	0.32%
Specialized REITs	0.31%	0.00%	0.31%
Electronic Equipment & Instruments	0.11%	0.19%	0.30%
Metal & Glass Containers	0.29%	0.00%	0.29%
Paper Packaging	0.29%	0.00%	0.29%
Specialty Stores	0.26%	0.02%	0.28%
Healthcare Supplies	0.23%	0.03%	0.26%
Computer & Electronics Retail	0.23%	0.03%	0.26%
Diversified Capital Markets	0.00%	0.26%	0.26%
Water Utilities	0.24%	0.00%	0.24%
Leisure Products	0.23%	0.00%	0.23%
Apparel Retail	0.18%	0.05%	0.23%
Electronic Manufacturing Services	0.09%	0.14%	0.23%
Investment Banking & Brokerage	0.20%	0.02%	0.22%
Industrial Conglomerates	0.00%	0.22%	0.22%
Real Estate Operating Companies	0.00%	0.22%	0.22%
Independent Power Producers & Energy Traders	0.10%	0.11%	0.21%
Technology Distributors	0.17%	0.04%	0.21%
Thrifts & Mortgage Finance	0.21%	0.00%	0.21%
Oil & Gas Refining & Marketing	0.09%	0.11%	0.20%
Gas Utilities	0.00%	0.18%	0.18%
Healthcare Facilities	0.18%	0.00%	0.18%
Paper Products	0.05%	0.12%	0.17%
Marine	0.00%	0.17%	0.17%
Diversified Metals & Mining	0.00%	0.17%	0.17%
Apparel, Accessories & Luxury Goods	0.01%	0.15%	0.16%
Gold	0.00%	0.16%	0.16%
Consumer Electronics	0.15%	0.01%	0.16%
Diversified Chemicals	0.12%	0.03%	0.15%
Human Resource & Employment Services	0.07%	0.08%	0.15%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

12	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2020

Industry	Domestic	Foreign	Total
Renewable Electricity	0.07%	0.08%	0.15%
Real Estate Development	0.00%	0.14%	0.14%
Household Appliances	0.09%	0.05%	0.14%
Mortgage REITs	0.13%	0.00%	0.13%
Health Care REITs	0.13%	0.00%	0.13%
Diversified Support Services	0.13%	0.00%	0.13%
Distributors	0.13%	0.00%	0.13%
Integrated Oil & Gas	0.00%	0.13%	0.13%
Drug Retail	0.00%	0.13%	0.13%
Managed Healthcare	0.11%	0.01%	0.12%
Diversified Real Estate Activities	0.00%	0.11%	0.11%
Forest Products	0.00%	0.11%	0.11%
Home Furnishing Retail	0.10%	0.00%	0.10%
Industrial Gases	0.00%	0.10%	0.10%
Fertilizers & Agricultural Chemicals	0.07%	0.02%	0.09%
Heavy Electrical Equipment	0.07%	0.02%	0.09%
Brewers	0.08%	0.01%	0.09%
Home Improvement Retail	0.00%	0.08%	0.08%
Other Diversified Financial Services	0.01%	0.07%	0.08%
Aerospace & Defense	0.07%	0.01%	0.08%
Advertising	0.08%	0.00%	0.08%
Office REITs	0.08%	0.00%	0.08%
Publishing	0.08%	0.00%	0.08%
Communications Equipment	0.04%	0.03%	0.07%
Footwear	0.00%	0.07%	0.07%
Motorcycle Manufacturers	0.00%	0.07%	0.07%
Retail REITs	0.03%	0.03%	0.06%
Diversified REITs	0.06%	0.00%	0.06%
Healthcare Technology	0.06%	0.00%	0.06%
Copper	0.00%	0.06%	0.06%
Food Distributors	0.04%	0.02%	0.06%
Coal & Consumable Fuels	0.00%	0.06%	0.06%
Consumer Finance	0.04%	0.02%	0.06%
Tobacco	0.05%	0.00%	0.05%
Construction Materials	0.02%	0.03%	0.05%
Real Estate Services	0.04%	0.00%	0.04%
Insurance Brokers	0.04%	0.00%	0.04%
Airlines	0.00%	0.04%	0.04%
Interactive Home Entertainment	0.00%	0.04%	0.04%
Precious Metals & Minerals	0.00%	0.04%	0.04%
Alternative Carriers	0.00%	0.03%	0.03%
Restaurants	0.03%	0.00%	0.03%
Oil & Gas Exploration & Production	0.03%	0.00%	0.03%
Oil & Gas Storage & Transportation	0.01%	0.02%	0.03%
Education Services	0.00%	0.03%	0.03%
Office Services & Supplies	0.02%	0.00%	0.02%
Cable & Satellite	0.00%	0.02%	0.02%
Soft Drinks	0.00%	0.01%	0.01%
Commercial Printing	0.01%	0.00%	0.01%
Leisure Facilities	0.01%	0.00%	0.01%
Department Stores	0.00%	0.01%	0.01%
Residential REITs	0.01%	0.00%	0.01%
Aluminum	0.00%	0.01%	0.01%
Security & Alarm Services	0.00%	0.01%	0.01%

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund	13

State Street Total Return V.I.S. Fund

Summary Schedule of Investments, continued — December 31, 2020

Industry	Domestic	Foreign	Total
Housewares & Specialties	0.01%	0.00%	0.01%
Home Furnishings	0.00%	0.00%	0.00%	***
Hotels, Resorts & Cruise Lines	0.00%	0.00%	0.00%	***
Marine Ports & Services	0.00%	0.00%	0.00%	***
Broadcasting	0.00%	0.00%	0.00%	***
Banks	0.00%	0.00%	0.00%	***

			72.65%

***	Amount is less than 0.005%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	8.25%
Corporate Notes	8.15%
Agency Mortgage Backed	5.05%
Sovereign Bonds	0.51%
Non-Agency Collateralized Mortgage Obligations	0.24%
Municipal Bonds and Notes	0.21%
Agency Collateralized Mortgage Obligations	0.17%
Asset Backed	0.07%
U.S. Government Sponsored Agencies	0.01%

22.66%

Sector	Percentage (based on Fair Value)
Short-Term Investments
Short-Term Investments	4.69%

4.69%

100.00%

Affilate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	1,233,354	$135,101,597	$123,557,735	$167,664,991	$(1,763,651)	$1,107,696	829,249	$90,338,386	$5,383,720
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	34,459,895	—	—	1,240,305	1,143,138	35,700,200	53,187
SPDR Dow Jones REIT ETF	917,656	93,619,265	15,198,967	85,788,806	(14,940,444)	(3,376,404)	54,355	4,712,578	676,218
SPDR Portfolio Long Term Corporate Bond ETF	—	—	66,296,563	47,949,947	(574,991)	308,621	546,231	18,080,246	243,946
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,902,376	60,902,376	636,541,393	612,479,519	—	—	84,964,250	84,964,250	162,187

TOTAL		$289,623,238	$876,054,553	$913,883,263	$(17,279,086)	$(719,782)		$233,795,660	$6,519,258

See Notes to Summary Schedule of Investments and Notes to Financial Statements.

14	State Street Total Return V.I.S. Fund

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 1
	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Inception date						7/1/85
Net asset value, beginning of period	$15.91		$14.06	$19.94	$18.08	$17.66

Income/(loss) from investment operations:
Net investment income	0.27	(a)	0.34 (a)	0.40 (a)	0.36 (a)	0.35
Net realized and unrealized gains/(losses) on investments	0.75		1.88	(1.69)	2.46	0.77

Total income/(loss) from investment operations	1.02		2.22	(1.29)	2.82	1.12

Less distributions from:
Net investment income	0.30		0.37	0.45	0.41	0.35
Net realized gains	—		—	4.14	0.55	0.35

Total distributions	0.30		0.37	4.59	0.96	0.70

Net asset value, end of period	$16.63		$15.91	$14.06	$19.94	$18.08

Total Return(b)	6.44%		15.81%	(6.34)%	15.58%	6.35%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$743,820		$764,667	$733,417	$856,665	$797,448
Ratios to average net assets:
Net expenses	0.60%		0.61%	0.62%	0.62%	0.60%
Gross expenses	0.60%		0.61%	0.62%	0.62%	0.60%
Net investment income	1.77%		2.24%	2.01%	1.83%	1.85%
Portfolio turnover rate	92	%(c)	81%	97%	15%	45%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the year ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 103%.

The accompanying Notes are an integral part of these financial statements.

Financial Highlights	15

State Street Total Return V.I.S. Fund

Financial Highlights

Selected data based on a share outstanding throughout the fiscal years indicated

	Class 3
	12/31/20		12/31/19	12/31/18	12/31/17	12/31/16
Inception date	—		—	—	—	5/1/06
Net asset value, beginning of period	$15.86		$14.01	$19.88	$18.03	$17.61

Income/(loss) from investment operations:
Net investment income	0.23	(a)	0.30 (a)	0.35 (a)	0.31 (a)	0.30
Net realized and unrealized gains/(losses) on investments	0.74		1.88	(1.69)	2.44	0.77

Total income/(loss) from investment operations	0.97		2.18	(1.34)	2.75	1.07

Less distributions from:
Net investment income	0.26		0.33	0.39	0.35	0.30
Net realized gains	—		—	4.14	0.55	0.35

Total distributions	0.26		0.33	4.53	0.90	0.65

Net asset value, end of period	$16.57		$15.86	$14.01	$19.88	$18.03

Total Return(b)	6.14%		15.57%	(6.61)%	15.26%	6.08%

Ratios/Supplemental Data:
Net assets, end of period (in thousands)	$1,063,931		$1,156,437	$1,165,809	$1,464,061	$1,508,428
Ratios to average net assets:
Net Expenses	0.85%		0.86%	0.87%	0.87%	0.85%
Gross Expenses	0.85%		0.86%	0.87%	0.87%	0.85%
Net investment income	1.52%		1.99%	1.76%	1.59%	1.60%
Portfolio turnover rate	92	%(c)	81%	97%	15%	45%

Notes to Financial Highlights

(a)	Per share values have been calculated using the average shares method.
(b)	Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions and do not include the effect of insurance contract charges. Past performance does not guarantee future results.
(c)	The portfolio turnover calculated for the year ended 12/31/20 did not include To-Be-Announced transactions and, if it had, the portfolio turnover would have been 103%.

The accompanying Notes are an integral part of these financial statements.

16	Financial Highlights

State Street Total Return V.I.S. Fund

Statement of Assets and Liabilities — December 31, 2020

Assets
Investments in securities, at fair value (cost $1,367,635,929)	$1,576,280,337
Investments in affiliated securities, at fair value (cost $142,823,642)	148,831,410
Short-term affiliated investments, at fair value	84,964,250
Net cash collateral on deposit with broker for future contracts	474,343
Foreign currency (cost $378,628)	368,306
Receivable for investments sold	507,971
Income receivables	4,143,138
Receivable for fund shares sold	5,500
Income receivable from affiliated investments	1,651
Receivable for accumulated variation margin on futures contracts	212,060
Other assets	11,571

Total assets	1,815,800,537

Liabilities
Payable for investments purchased	5,380,560
Payable for fund shares redeemed	648,839
Payable to the Adviser	532,658
Payable for custody, fund accounting and sub-administration fees	80,296
Accrued other expenses	138,851
Distribution and service fees	1,111,359
Accrued foreign capital gains tax	157,196

Total liabilities	8,049,759

Net Assets	$1,807,750,778

Net Assets Consist of:
Capital paid in	$1,611,363,994
Total distributable earnings (loss)	196,386,784

Net Assets	$1,807,750,778

Class 1
Net Assets	$743,819,559
Shares outstanding ($0.01 par value, unlimited shares authorized)	44,727,202
Net asset value, offering and redemption price per share	$16.63

Class 3
Net Assets	$1,063,931,219
Shares outstanding ($0.01 par value, unlimited shares authorized)	64,189,494
Net asset value per share	$16.57

The accompanying Notes are an integral part of these financial statements.

Statements of Assets and Liabilities	17

State Street Total Return V.I.S. Fund

Statement of Operations — For the fiscal year ended December 31, 2020

Investment Income
Income
Dividend	$23,731,789
Interest	11,351,325
Income from affiliated investments	6,519,258
Less: Foreign taxes withheld	(1,049,645)

Total income	40,552,727

Expenses
Advisory and administration fees	6,054,013
Distribution and service fees
Class 1	1,397,560
Class 3	4,639,221
Directors’ fees	32,264
Custody, fund accounting and sub-administration fees	465,544
Professional fees	131,713
Other expenses	167,305

Total Expenses	12,887,620

Net investment income	$27,665,107

Net Realized and Unrealized Gain (Loss) on Investments
Realized gain (loss) on:
Unaffiliated investments	$18,605,337 *
Affiliated investments	(17,279,086)
Futures	1,052,121
Foreign currency transactions	(45,848)
Increase (decrease) in unrealized appreciation/depreciation on:
Unaffiliated investments	69,090,881 **
Affiliated investments	(719,782)
Futures	(68,811)
Foreign currency translations	93,488

Net realized and unrealized gain (loss) on investments	70,728,300

Net Increase in Net Assets Resulting from Operations	$98,393,407

*	Includes $309 of net realized gains from foreign capital tax gain.
**	Includes change in accrued foreign capital gains tax of $157,196.

The accompanying Notes are an integral part of these financial statements.

18	Statements of Operations

State Street Total Return V.I.S. Fund

Statements of Changes in Net Assets

	Year Ended December 31, 2020	Year Ended December 31, 2019
Increase (Decrease) in Net Assets

Operations:
Net investment income	$27,665,107	$40,578,804
Net realized gain (loss) on investments, futures and foreign currency related transactions	2,332,524	5,720,067
Net increase (decrease) in unrealized appreciation/depreciation on investments, futures and foreign currency transactions	68,395,776	235,897,549

Net increase (decrease) from operations	98,393,407	282,196,420

Distributions to shareholders:
Total distributions
Class 1	(13,378,166)	(17,548,395)
Class 3	(16,628,981)	(23,703,106)

Total distributions	(30,007,147)	(41,251,501)

Increase (decrease) in assets from operations and distributions	68,386,260	240,944,919

Share transactions:
Proceeds from sale of shares
Class 1	4,111,457	10,132,130
Class 3	18,262,784	13,995,283
Value of distributions reinvested
Class 1	13,378,166	17,548,395
Class 3	16,628,981	23,703,106
Cost of shares redeemed
Class 1	(67,099,035)	(90,189,216)
Class 3	(167,021,825)	(194,257,291)

Net increase (decrease) from share transactions	(181,739,472)	(219,067,593)

Total increase (decrease) in net assets	(113,353,212)	21,877,326

Net Assets
Beginning of year	1,921,103,990	1,899,226,664

End of year	$1,807,750,778	$1,921,103,990

Changes in Fund Shares
Class 1
Shares sold	270,371	659,598
Issued for distributions reinvested	806,886	1,101,594
Shares redeemed	(4,414,312)	(5,867,922)

Net increase (decrease) in fund shares	(3,337,055)	(4,106,730)

Class 3
Shares sold	1,247,259	912,764
Issued for distributions reinvested	1,006,597	1,492,639
Shares redeemed	(10,989,224)	(12,678,384)

Net decrease in fund shares	(8,735,368)	(10,272,981)

The accompanying Notes are an integral part of these financial statements.

Statements of Changes in Net Assets	19

State Street Total Return V.I.S. Fund

Notes to Financial Statements — December 31, 2020

1.	Organization of the Company

State Street Variable Insurance Series Funds, Inc. (the “Company”) was incorporated under the laws of the Commonwealth of Virginia on May 14, 1984 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company is currently composed of the following seven investment portfolios (collectively, the “Funds”): State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth Equity V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Total Return V.I.S. Fund (the “Fund”), State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund. Each Fund is a diversified investment company within the meaning of the 1940 Act.

Shares of the Funds of the Company are offered only to insurance company separate accounts that fund certain variable life insurance contracts and variable annuity contracts.

The Company currently offers two share classes of the Fund as investment options for variable life insurance and variable annuity contracts — Class 1 and Class 3. Class 3 shares were first offered on May 1, 2006, and Fund shares outstanding prior to May 1, 2006 were designated as Class 1 shares. Each class of shares has different fees and expenses, and as a result, each class of shares will have different share price and performance. Not all variable contracts offer each class of the Fund’s shares.

Under the Company’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Company. Additionally, in the normal course of business, the Company enters into contracts with service providers that contain general indemnification clauses. The Company’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Company that have not yet occurred.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Security Valuation  The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Company’s Board of Directors (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

20	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.

•

Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.

•

Debt obligations (including short term investments and convertible debt securities) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.

•

Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s portfolio securities to no longer reflect their value at the time of the Fund’s NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020 is disclosed in the Fund’s Summary Schedule of Investments.

Notes to Financial Statements	21

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Investment Transactions and Income Recognition  Investment transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses from the sale or disposition of investments and foreign exchange transactions, if any, are determined using the identified cost method.

Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source, if any.

Interest income is recorded daily on an accrual basis. All premiums and discounts are amortized/accreted for financial reporting purposes.

Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

The Fund invests in real estate investment trusts (“REITs”). REITs determine the tax character of their distributions annually and may characterize a portion of their distributions as return of capital or capital gain. The Fund’s policy is to record all REIT distributions initially as dividend income and re-designate a portion to return of capital or capital gain distributions at year-end based on information provided by the REIT and/or SSGA Funds Management, Inc’s (the “Adviser” or “SSGA FM”) estimates of such re-designations for which actual information has not yet been reported. Non-cash dividends received in the form of stock are recorded as dividend income at fair value.

Expenses  Certain expenses, which are directly identifiable to a specific Fund, are applied to the Fund within the Company. Other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Fund within the Company.

Foreign Currency Translation  The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies as well as investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars using exchange rates at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Foreign Taxes  The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with SSGA Funds Management, Inc.’s (the “Adviser” or “SSGA FM”) understanding of the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred as of December 31, 2020, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

Distributions  The Fund declares and pays any dividends from net investment income annually.

Net realized capital gains, if any, are distributed annually, unless additional distributions are required for compliance with applicable tax regulations. The amount and character of income and capital gains to be distributed are determined in accordance with applicable tax regulations which may differ from net investment income and realized gains recognized for U.S. GAAP purposes.

3.	Securities and Other Investments

Delayed Delivery Transactions and When-Issued Securities  During the fiscal year ended December 31, 2020, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The

22	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020 securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund’s Summary Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to such purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.

To-Be-Announced Transactions  The Fund may seek to obtain exposure to U.S. agency mortgage pass-through securities through the use of “to-be-announced” or “TBA transactions.” “TBA” refers to a commonly used mechanism for the forward settlement of U.S. agency mortgage pass-through securities. In a TBA transaction, the buyer and seller decide on general trade parameters, such as agency, settlement date, coupon, and price.

The Fund may use TBA transactions to “roll over” such agreements prior to the settlement date. This type of TBA transaction is sometimes known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. The Fund may also enter into TBA agreements and settle such transactions on the stipulated settlement date by accepting actual receipt or delivery of the pools of mortgage pass-through securities.

Default by or bankruptcy of a counterparty to a TBA transaction would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction. To minimize this risk, the Fund will enter into TBA transactions only with established counterparties. The Fund’s use of “TBA rolls” may impact portfolio turnover, transaction costs and capital gain distributions to shareholders.

4.	Derivative Financial Instruments

Futures Contracts  The Fund may enter into futures contracts to meet the Fund’s objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Net cash collateral on deposit with broker for future contracts on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. A Fund recognizes a realized gain or loss when the contract is closed.

Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.

For the fiscal year ended December 31, 2020, the Fund entered into futures contracts for cash equitization.

Notes to Financial Statements	23

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

The following tables summarize the value of the Fund’s derivative instruments as of December 31, 2020 and the related location in the accompanying Statement of Assets and Liabilities and Statement of Operations, presented by primary underlying risk exposure:

Asset Derivatives

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$212,060	$—	$212,060

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$1,052,121	$—	$1,052,121

Realized Gain/Loss

	Interest Rate Contracts Risk	Foreign Exchange Contracts Risk	Credit Contracts Risk	Equity Contracts Risk	Commodity Contracts Risk	Total
State Street Total Return V.I.S. Fund
Futures Contracts	$—	$—	$—	$(68,811)	$—	$(68,811)

5.	Fees and Transactions with Affiliates

Advisory Fee  SSGA FM, a registered investment adviser, was retained by the Board to act as investment adviser and administrator of the Fund. SSGA FM’s compensation for investment advisory and administrative services (“Management Fee”) is paid monthly based on the average daily net assets of the Fund at an annualized rate of 0.35%.

Investor Service Plan — Class 1 and Class 3 Shares  The Company adopted an Investor Service Plan (the “Service Plan”) on December 9, 2005 for Class 1 shares and on May 1, 2009 for Class 3 shares of the Fund. The Service Plan was not adopted pursuant to Rule 12b-1 under the 1940 Act. Each Service Plan provides that during any fiscal year, the amount of compensation paid under the Service Plan by the Fund Class 1 or Class 3 shares may not exceed the annual rate of 0.20% of the average daily net assets of the Fund attributable to each such share class.

Distribution and Shareholder Service (12b-1) Fees  The Company has adopted a Distribution and Service (12b-1) Plan (the “12b-1 Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to each of Class 1 and Class 3 shares of the Fund. Under the 12b-1 Plan for Class 1 shares that became effective May 1, 2009, payments made under the Class 1 Investor Service Plan are covered in the event that any portion of compensation paid pursuant to the Class 1 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 1 shares to finance distribution of such shares. Under the 12b-1 Plan for Class 3 shares, the Company, on behalf of the Fund, may have compensated State Street Global Advisors Funds Distributors, LLC (“SSGA FD”), the distributor of the shares of the Fund for certain sales services provided by SSGA FD or other broker dealers and investor services provided by SSGA FD or other service providers relating to the Fund’s Class 3 shares, including services to owners or prospective owners of variable contracts issued by insurance companies that offer Class 3 shares as an investment option under such variable contracts. The amount of compensation paid under the 12b-1 Plan for Class 3 shares may not exceed 0.25% of the average

24	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020 daily net assets of the Fund attributable to such share class. The 12b-1 Plan continues in effect from year to year for so long as such continuance is approved annually by the Board, including by those Directors who are not interested persons of the Company and who have no direct or indirect financial interest in the operation of the 12b-1 Plan or in any agreement related to it. In addition, the Class 3 12b-1 Plan covers payments made under the Class 3 Investor Service Plan in the event that any portion of compensation paid pursuant to the Class 3 Investor Service Plan is determined to be an indirect use of the assets attributable to the Class 3 shares to finance distribution of such shares.

Custody, Fund Accounting and Sub-Administration Fees  State Street Bank and Trust Company (“State Street”) serves as the custodian, fund accountant and sub-administrator to the Fund. Amounts paid by the Fund to State Street for performing such services are included as custody, fund accounting and sub-administration fees in the Statement of Operations.

Other Transactions with Affiliates  The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the fiscal year ended December 31, 2020 are disclosed in the Summary Schedule of Investments.

6.	Directors’ Fees

The fees and expenses of the Company’s directors who are not “interested persons” of the Company, as defined in the 1940 Act (“Independent Directors”), are paid directly by the Fund. The Independent Directors are reimbursed for travel and other out-of-pocket expenses in connection with meeting attendance and industry seminars.

7.	Investment Transactions

Purchases and sales of investments (excluding in-kind transactions, short term investments and derivative contracts) for the fiscal year ended December 31, 2020 were as follows:

U.S. Government Securities
Purchases	Sales
$370,486,083	$530,120,484

Non-U.S. Government Securities
Purchases	Sales
$1,389,665,597	$1,450,737,904

8.	Income Tax Information

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. The Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. Therefore, no provision for federal income tax is required.

The Fund files federal and various state and local tax returns as required. No income tax returns are currently under examination. Generally, the federal returns are subject to examination by the Internal Revenue Service for a period of three years from date of filing, while the state returns may remain open for an additional year depending upon jurisdiction. SSGA FM has analyzed the Fund’s tax positions taken on tax returns for all open years and does not believe there are any uncertain tax positions that would require recognition of a tax liability.

Distributions to shareholders are recorded on ex-dividend date. Income dividends and gain distributions are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements have been adjusted for permanent book-tax differences. These adjustments have no impact on net asset values or results of operations. Temporary

Notes to Financial Statements	25

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020 book-tax differences will reverse in the future. These book-tax differences are primarily due to nontaxable dividend adjustments to income, foreign currencies, premium amortization, REIT basis adjustments, foreign capital gains taxes, investments in futures, passive foreign investment company gains and losses, paydown gains and losses and wash sale loss deferrals.

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$30,007,147	$—	$30,007,147

The tax character of distributions paid during the fiscal year ended December 31, 2019 was as follows:

Ordinary Income	Long-Term Capital Gains	Total
$41,251,501	$—	$41,251,501

At December 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Undistributed long term gain	Net Unrealized Gains (Losses)	Qualified Late-Year Losses	Total
$531,163	$(8,243,088)	$—	$204,098,709	$—	$196,386,784

As of December 31, 2020, the Fund had capital loss carryforwards available to offset future realized capital gains as follows:

Non-Expiring Short-Term	Non-Expiring Long-Term
$8,243,088	$—

As of December 31, 2020, gross unrealized appreciation and gross unrealized depreciation of investments and other financial instruments based on cost for federal income tax purposes were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$1,606,293,843	$220,406,171	$16,412,169	$203,994,002

9.	Line of Credit

The Fund and other affiliated funds (each, a “Participant” and collectively, the “Participants”) have access to $200 million of a $500 million revolving credit facility, provided by a syndication of banks under which the Participants may borrow to fund shareholder redemptions. This agreement expires in October 2021 unless otherwise extended or renewed.

The Participants are charged an annual commitment fee which is calculated based on the unused portion of the shared credit line. Commitment fees are allocated among each of the Participants based on relative net assets. Commitment fees are ordinary fund operating expenses. A Participant incurs and pays the interest expense related to its borrowing. Interest is calculated at a rate per annum equal to the sum of 1.25% plus the New York Fed Bank Rate. Prior to October 8, 2020, interest was calculated at a rate per annum equal to the sum of 1% plus the greater of the New York Fed Bank Rate and 1-month LIBOR rate.

The Fund had no outstanding loans as of December 31, 2020.

10.	Risks

Concentration Risk As a result of the Fund’s ability to invest a large percentage of its assets in obligations of issuers within the same country, state, region, currency or economic sector, an adverse economic, business or political development may affect the value of the Fund’s investments more than if the Fund was more broadly diversified.

26	Notes to Financial Statements

State Street Total Return V.I.S. Fund

Notes to Financial Statements, continued — December 31, 2020

Interest Rate Risk Is the risk that fixed income securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the value of the Fund’s investments.

Foreign and Emerging Markets Risk Investing in foreign markets involves risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of government regulation, economic, political and social instability in the countries in which the Fund invests. Foreign markets may be less liquid than investments in the U.S. and may be subject to the risks of currency fluctuations. To the extent that the Fund invests in securities of issuers located in emerging markets, these risks may be even more pronounced.

Credit Risk The Fund may be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Risk The Fund’s investments are subject to changes in general economic conditions, and general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, or other events could have a significant impact on the Fund and its investments.

An outbreak of a respiratory disease caused by a novel coronavirus (known as COVID-19) first detected in China in December 2019 has resulted in a global pandemic and major disruptions to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Governments and central banks, including the Federal Reserve in the United States, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. The impact of these measures, and whether they will be effective to mitigate the economic and market disruption, will not be known for some time. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Fund by its service providers.

11.	New Accounting Pronouncement

In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), “Reference Rate Reform (Topic 848)”. In response to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR, regulators have undertaken reference rate reform initiatives to identify alternative reference rates that are more observable or transaction based and less susceptible to manipulation. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting, ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. The amendments are effective as of March 12, 2020 through December 31, 2022. Management is currently evaluating the impact of the guidance.

12.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date on which the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

Notes to Financial Statements	27

State Street Total Return V.I.S. Fund

Report of Independent Registered Public Accounting Firm

To the Shareholders of State Street Total Return V.I.S. Fund and the Board of Directors of State Street Variable Insurance Series Funds, Inc.

Opinion on the Financial Statements and Schedule of Investments in Securities

We have audited the accompanying statement of assets and liabilities of State Street Total Return V.I.S. Fund (the “Fund”) (one of the series constituting State Street Variable Insurance Series Funds, Inc. (the “Company”)), including the summary schedule of investments, as of December 31, 2020, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”) (the financial statements are included in Item 1 of this Form N-CSR), and the schedule of investments in securities as of December 31, 2020 (included in Item 6 of this Form N-CSR). In our opinion, the financial statements and schedule of investments in securities present fairly, in all material respects, the financial position of the Fund (one of the series constituting State Street Variable Insurance Series Funds, Inc.) at December 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and schedule of investments in securities are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Fund’s financial statements and schedule of investments in securities based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedule of investments in securities are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of the Company’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financials reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and schedule of investments in securities, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and schedule of investments in securities. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian, brokers and others or by other appropriate auditing procedures where replies from brokers and others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and schedule of investments in securities. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more State Street Global Advisors investment companies since 2000.

Boston, Massachusetts

February 18, 2021

28	Report of Independent Registered Public Accounting Firm

State Street Total Return V.I.S. Fund

Other Information — December 31, 2020 (Unaudited)

For federal income tax purposes, the following information is furnished with respect to the distributions of the Fund for its fiscal year ended December 31, 2020.

Dividends Received Deduction

The Fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends received deduction.

Interest Dividends

The Fund reports the maximum amount allowable as Section 163(j) Interest Dividends.

Other Information	29

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Liquidity Risk Management Program

Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted and implemented a liquidity risk management program (the “Program”). SSGA FM has been designated by the Board to administer the Funds’ Program. The Program’s principal objectives include assessing, managing and periodically reviewing each Fund’s liquidity risk, based on factors specific to the circumstances of the Fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund. During the fiscal year, SSGA FM provided the Board with a report addressing the operations of the Program and assessing its adequacy and the effectiveness of the Program’s implementation for the period October 2019 through September 2020. As reported to the Board, the Program supported each Fund’s ability to honor redemption requests timely and SSGA FM’s management of each Fund’s liquidity profile, including during periods of market volatility. SSGA FM reported that the Program operated adequately to meet the requirements of Rule 22e-4 and that the implementation of the Program has been effective.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Proxy Voting Policies and Procedures and Record

The Fund has adopted the proxy voting policies of SSGA FM. A description of the policies and procedures that the Fund has adopted to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-242-0134, (ii) on the Fund’s website at www.ssga.com/geam, or (iii) on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies, if any, during the most recent 12-month period ended June 30 is available by August 31 of each year without charge (1) by calling 1-800-242-0134 (toll free), and (2) on the website of the SEC at www.sec.gov.

Quarterly Portfolio Schedule

Following the Fund’s first and third fiscal quarter-ends, a complete schedule of investments is filed with the SEC as an exhibit to its reports on Form N-PORT, which can be found on the SEC’s website at www.sec.gov. The Fund’s schedules of investments are available upon request, without charge, by calling 1-800-242-0134.

30	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds In Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS
Michael F. Holland c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1944	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	Chairman, Holland & Company L.L.C. (investment adviser) (1995 – present).	65	Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc. (1992 – 2017); Director, The Taiwan Fund, Inc. (2007 – 2017); Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loans (and Real Estate) Funds.

Patrick J. Riley c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Board	Term: Until successor is elected and qualified Elected: 1/19	2002 to May 2010, Associate Justice of the Superior Court, Commonwealth of Massachusetts; 1985 to 2002, Partner, Riley, Burke & Donahue, L.L.P. (law firm); 1998 to Present, Independent Director, State Street Global Advisers Ireland, Ltd. (investment company); 1998 to Present, Independent Director, SSGA Liquidity plc (formerly, SSGA Cash Management Fund plc); January 2009 to Present, Independent Director, SSGA Fixed Income plc; and January 2009 – 2019, Independent Director, SSGA Qualified Funds PLC.	65	Board Director and Chairman, SPDR Europe 1PLC Board (2011 – Present); Board Director and Chairman, SPDR Europe II, PLC (2013 – Present).

John R. Costantino c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1997	Senior Advisor to NGN Capital LLC (December 2019 – Present); Managing General Partner, NGN Capital LLC (2006 – December 2019); and Managing Director, Vice President of Walden Capital Management (1996 – present).	65	Director of Kleinfeld Bridal Corp. (March 2016 – present); Trustee of Neuroscience Research Institute (1986 – 2018); Trustee of Fordham University (1989 – 1995 and 2001 – 2007) and Trustee Emeritus (2007 – present); Director, Muscular Dystrophy Association (since 2019); Trustee of GE Funds (1993 – February 2011); and Trustee of Gregorian University Foundation (1992 – 2007).

Donna M. Rapaccioli c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1962	Director and Co-Chairperson of the Audit Committee	Term: Until successor is elected and qualified Appointed: 1/12 Elected: 6/16	Dean of the Gabelli School of Business (2007 – present) and Accounting Professor (1987 – present) at Fordham University.	65	Director-Graduate Management Admissions Council (2015 – present); Trustee of Emmanuel College (2010 – 2019).

Other Information	31

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds In Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INDEPENDENT DIRECTORS (continued)
Richard D. Shirk c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1945	Director and Co-Chairperson of the Qualified Legal Compliance Committee	Term: Until successor is elected and qualified Elected: 1/19	March 2001 to April 2002, Chairman (1996 to March 2001, President and Chief Executive Officer), Cerulean Companies, Inc. (holding company) (Retired); 1992 to March 2001, President and Chief Executive Officer, Blue Cross Blue Shield of Georgia (health insurer, managed healthcare).	65	1998 to December 2008, Chairman, Board Member and December 2008 to Present, Investment Committee Member, Healthcare Georgia Foundation (private foundation); September 2002 to 2012, Lead Director and Board Member, Amerigroup Corp. (managed health care); 1999 to 2013, Board Member and (since 2001) Investment Committee Member, Woodruff Arts Center; and 2003 to 2009, Trustee, Gettysburg College; Board member, Aerocare Holdings, Regenesis Biomedical Inc.

Rina K. Spence c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1948	Director and Co-Chairperson of the Audit Committee, Chairperson of the Nominating Committee and Chairperson of the Governance Committee	Term: Until successor is elected and qualified Elected: 1/19	President of SpenceCare International LLC (international healthcare consulting) (1999 – present); Chief Executive Officer, IEmily.com (health internet company) (2000 – 2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998 – 1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994 – 1998); President and CEO, Emerson Hospital (1984 – 1994); Honorary Consul for Monaco in Boston (2015 – present).	65	None

Michael A. Jessee c/o SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1946	Director and Chairperson of the Valuation Committee	Term: Until successor is elected and qualified Elected: 1/19	Retired; formerly, President and Chief Executive Officer of the Federal Home Loan Bank of Boston (1989 – 2009); Trustee, Randolph-Macon College (2004 – 2016).	65	None

32	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years and Relevant Experience	Number of Funds In Fund Complex Overseen by Director†	Other Directorships Held by Director During Past Five Years
INTERESTED DIRECTORS(1)
Ellen M. Needham(2) SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	Director and President	Term: Until successor is elected and qualified Elected: 1/19	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).*	65	Board Director, SSGA SPDR ETFs Europe I plc (May 2020 – present); Board Director, SSGA SPDR ETFs Europe II plc (May 2020 – present).

Jeanne La Porta(3) c/o SSGA Funds Management, Inc. 1600 Summer St. Stamford, CT 06905 YOB: 1965	Director	Term: Until successor is elected and qualified Appointed: 3/14 Elected: 6/16	Senior Managing Director at State Street Global Advisors (July 2016 – present); Manager of State Street Global Advisors Funds Distributors, LLC (May 2017 – present); Director of SSGA Funds Management, Inc. (March 2020 – present); President of GE Retirement Savings Plan Funds (July 2016 – September 2018); Senior Vice President and Commercial Operations Leader at GE Asset Management Incorporated (“GEAM”) (March 2014 – July 2016); President of State Street Institutional Funds and State Street Variable Insurance Series Funds, Inc. (April 2014 – March 2020); President and Trustee of GEAM’s UCITs Funds (March 2014 – November 2014); Senior Vice President and Commercial Administrative Officer at GEAM (April 2010 –March 2014); Vice President of State Street Institutional Funds (July 2003 – April 2014); Vice President of Elfun Funds and GE Retirement Savings Plan Funds (October 2003 – July 2016).	18	None

(1)	The individuals listed below are Directors who are “interested persons,” as defined in the 1940 Act, of the Company (“Interested Directors”).

(2)	Ms. Needham and Ms. La Porta are Interested Directors because of their employment by SSGA FM, an affiliate of the Company.

*	Served in various capacities and/or with various affiliated entities during noted time period.

†	For the purpose of determining the number of portfolios overseen by the Directors, “Fund Complex” comprises registered investment companies for which SSGA FM serves as investment adviser.

Other Information	33

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

The following lists the principal officers for the Company, as well as their mailing addresses and ages, positions with the Company and length of time served, and present and principal occupations:

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS:
Ellen M. Needham SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1967	President and Director	Term: Indefinite Elected: 4/20	Chairman, SSGA Funds Management, Inc. (March 2020 – present); President and Director, SSGA Funds Management, Inc. (2001 – present); Senior Managing Director, State Street Global Advisors (1992 – present)*; Manager, State Street Global Advisors Funds Distributors, LLC (May 2017 – present).

Bruce S. Rosenberg SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1961	Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (July 2015 – present); Director, Credit Suisse (April 2008 – July 2015).

Ann M. Carpenter SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1966	Vice President and Deputy Treasurer	Term: Indefinite Elected: 4/19	Chief Operating Officer, SSGA Funds Management, Inc. (April 2005 – present)*; Managing Director, State Street Global Advisors (April 2005 – present).*

Chad C. Hallett SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (November 2014 – present); Vice President, State Street Bank and Trust Company (2001 – November 2014).*

Darlene Anderson-Vasquez SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1968	Deputy Treasurer	Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (May 2016 – present); Senior Vice President, John Hancock Investments (September 2007 – May 2016).

Arthur A. Jensen SSGA Funds Management, Inc. 1600 Summer Street Stamford, CT 06905 YOB: 1966	Deputy Treasurer	Term: Indefinite Elected: 4/19	Vice President State Street Global Advisors and SSGA Funds Management, Inc. (July 2016 – present); Mutual Funds Controller at GE Asset Management Incorporated (April 2011 – July 2016).

Sujata Upreti SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Assistant Treasurer	Term: Indefinite Elected: 4/19	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (May 2015 – present).

34	Other Information

State Street Total Return V.I.S. Fund

Other Information, continued — December 31, 2020 (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with Funds	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
OFFICERS: (continued)
David Lancaster SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1971	Assistant Treasurer	Term: Indefinite Elected: 11/20	Vice President, State Street Global Advisors and SSGA Funds Management, Inc. (July 2017 – present); Assistant Vice President, State Street Bank and Trust Company (November 2011 – July 2017).

Brian Harris SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1973	Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer	Term: Indefinite Elected: 6/16 Term: Indefinite Elected: 4/19	Managing Director, State Street Global Advisors and SSGA Funds Management, Inc. (June 2013 – present).*

Sean O’Malley SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1969	Chief Legal Officer	Term: Indefinite Elected: 8/19	Senior Vice President and Deputy General Counsel, State Street Global Advisors (November 2013 – present).

David Barr SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1974	Secretary	Term: Indefinite Elected: 9/20	Vice President and Senior Counsel, State Street Global Advisors (October 2019 – present); Vice President at Eaton Vance Corp. (October 2010 – October 2019).

David Urman SSGA Funds Management, Inc. One Iron Street Boston, MA 02210 YOB: 1985	Assistant Secretary	Term: Indefinite Elected: 8/19	Vice President and Senior Counsel, State Street Global Advisors (April 2019 – present); Vice President and Counsel, State Street Global Advisors (August 2015 – April 2019); Associate, Ropes & Gray LLP (November 2012 – August 2015).

*	Served in various capacities and/or with various affiliated entities during noted time period.

Other Information	35

Directors

Michael F. Holland, Co-Chairperson

Patrick J. Riley, Co-Chairperson

John R. Costantino

Donna M. Rapaccioli

Michael A. Jessee

Richard D. Shirk

Rina K. Spence

Jeanne M. La Porta

Ellen M. Needham

Officers

Ellen M. Needham, President

Brian Harris, Chief Compliance Officer, Anti-Money Laundering Officer and Code of Ethics Compliance Officer

Sean O’Malley, Chief Legal Officer

Bruce S. Rosenberg, Treasurer

Ann M. Carpenter, Vice President and Deputy Treasurer

Chad C. Hallett, Deputy Treasurer

Arthur A. Jensen, Deputy Treasurer

Darlene Anderson-Vasquez, Deputy Treasurer

Sujata Upreti, Assistant Treasurer

David Lancaster, Assistant Treasurer

David Barr, Secretary

David Urman, Assistant Secretary

Investment Adviser and Administrator

SSGA Funds Management, Inc.

One Iron Street

Boston, MA 02210

Custodian and Sub-Administrator

State Street Bank and Trust Company

One Lincoln Street

Boston, Massachusetts 02111

Distributor

State Street Global Advisors Funds Distributors, LLC

One Iron Street

Boston, MA 02210

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, Massachusetts 02116

Item 2. Code of Ethics.

As of the end of the period covered by this report, State Street Variable Insurance Series Funds, Inc. (the “Company,” “Fund Entity” or “Registrant”) has adopted a code of ethics, as defined in Item 2(b) of Form N-CSR, that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party (the “Code”). That Code comprises written standards that are reasonably designed to deter wrongdoing and to promote: (1) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; (2) full, fair, accurate, timely and understandable disclosure in reports and documents that the Registrant files with, or submits to, the U.S. Securities Exchange Commission (the “SEC”) and in other public communications made by the Registrant; (3) compliance with applicable laws and governmental rules and regulations; (4) the prompt internal reporting to an appropriate person or persons identified in the Code of violations of the Code; and (5) accountability for adherence to the Code. For the period covered by the report, the Code was combined with other mutual funds advised by SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”). The Registrant has not made any amendments to the Code that relates to any element of the code of ethics definition set forth in Item 2(b) of Form N-CSR during the covered period. The Registrant has not granted any waivers from any provisions of the Code during the covered period. A copy of the Code is filed as Exhibit 13(a)(1) to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

The Company’s Board of Directors (the “Board”) has determined that the Company has the following “audit committee financial experts” as defined in Item 3(b) of Form N-CSR serving on its audit committee (the “Audit Committee”): Messrs. Michael F. Holland, Richard D. Shirk and John R. Costantino and Ms. Donna M. Rapaccioli. Each of the “audit committee financial experts” is “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or the Board.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate audit fees billed for professional services rendered by Ernst & Young LLP (“E&Y”), the Company’s principal accountant, for the audit of the Company’s annual financial statements or services normally provided by E&Y in connection with the Company’s statutory and regulatory filings and engagements were $190,678 and $195,570, respectively.

(b)	Audit-Related Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees for assurance and related services by E&Y reasonably related to the performance of the audit of the Company’s financial statements that were not reported under paragraph (a) of this Item.

(c)	Tax Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate tax fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning in the form of preparation of excise filings and income tax returns were $47,874 and $49,100, respectively.

(d)	All Other Fees

For the fiscal years ended December 31, 2020 and December 31, 2019, there were no fees billed for professional services rendered by E&Y for products and services provided by E&Y to the Company, other than the services reported in paragraphs (a) through (c).

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate fees for professional services rendered by E&Y for products and services provided by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Company that (i) relate directly to the operations and financial reporting of the Company and (ii) were pre-approved by the Audit Committee were approximately $7,019,005 and $6,939,666, respectively.

(e)(1)	Audit Committee Pre-Approval Policies and Procedures

The Company’s Audit Committee Charter states the following with respect to pre-approval procedures:

The Audit Committee shall have the following duties and powers:

•

To pre-approve engagements by a Fund Entity’s independent auditor for non-audit services to be rendered to the Fund’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Fund, if the engagement relates directly to the operations and financial reporting of the Fund;

•

To establish, if deemed necessary or appropriate as an alternative to Audit Committee pre-approval of services to be provided by the independent auditor as required by paragraph (b) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member or members of the Audit Committee, subject to the requirement that the decision of any member to whom authority is delegated to pre-approve an activity shall be presented to the full Audit Committee at its next scheduled meeting;

Alternate Pre-Approval Procedure:

•

The Chairperson, or a Co-Chairperson, of the Audit Committee is authorized to pre-approve any engagement involving the Fund Entity’s independent auditors to the same extent as the Audit Committee. Any pre-approval decision by the Chairperson, or a Co-Chairperson, under the foregoing authority shall be presented to the Audit Committee at its next scheduled meeting.

(e)(2)	Percentages of Services

None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during the period of time for which such rule was effective.

(f)	Not applicable.

(g)	Total Fees Paid By Adviser and Certain Affiliates

For the fiscal years ended December 31, 2020 and December 31, 2019, the aggregate non-audit fees billed by E&Y for services rendered to the Company and the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provided ongoing services to the Company were approximately $36,534,447 and $35,152,927, respectively.

(h)

E&Y notified the Company’s Audit Committee of all non-audit services that were rendered by E&Y to the Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides services to the Company, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, allowing the Company’s Audit Committee to consider whether such services were compatible with maintaining E&Y’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6. Investments.

(a)

The Schedule of Investments for the State Street Total Return V.I.S. Fund is listed below. The Schedules of Investments for the State Street U.S. Equity V.I.S. Fund, State Street S&P 500 Index V.I.S. Fund, State Street Premier Growth V.I.S. Fund, State Street Small-Cap Equity V.I.S. Fund, State Street Income V.I.S. Fund and State Street Real Estate Securities V.I.S. Fund and a Summary Schedule of Investments for the State Street Total Return V.I.S. Fund are included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

State Street Total Return V.I.S. Fund

Schedule of Investments	December 31, 2020

	Number of Shares	Fair Value
Domestic Equity – 35.8% †

Common Stock – 35.8%
Advertising – 0.1%
The Interpublic Group of Companies Inc.	60,400	$1,420,608
Aerospace & Defense – 0.1%
Kaman Corp.	10,735	613,290
National Presto Industries Inc.	2,590	229,034
Park Aerospace Corp.	9,853	132,129
Vectrus Inc.	5,715	284,150	(a)
		1,258,603
Agricultural & Farm Machinery – 0.7%
AGCO Corp.	9,568	986,365
Deere & Co.	43,952	11,825,286
		12,811,651
Agricultural Products – 0.3%
Archer-Daniels-Midland Co.	86,222	4,346,451
Ingredion Inc.	10,408	818,797
		5,165,248
Air Freight & Logistics – 0.9%
Atlas Air Worldwide Holdings Inc.	12,840	700,294	(a)
CH Robinson Worldwide Inc.	20,656	1,938,979
Expeditors International of Washington Inc.	26,266	2,498,159
FedEx Corp.	37,673	9,780,664
Hub Group Inc., Class A	9,451	538,707	(a)
		15,456,803
Apparel Retail – 0.2%
Citi Trends Inc.	3,367	167,273
Foot Locker Inc.	16,046	648,900
L Brands Inc.	35,679	1,326,902
Shoe Carnival Inc.	4,679	183,323
The Buckle Inc.	14,459	422,203
The Gap Inc.	28,404	573,477
		3,322,078
Apparel, Accessories & Luxury Goods – 0.0%*
Lakeland Industries Inc.	2,587	70,495	(a)
Superior Group of Companies Inc.	5,399	125,473
		195,968
Application Software – 1.1%
American Software Inc., Class A	14,997	257,498
Avaya Holdings Corp.	9,160	175,414	(a)
Bill.com Holdings Inc.	8,571	1,169,942	(a)
Cerence Inc.	13,532	1,359,695	(a)
Nuance Communications Inc.	43,698	1,926,645	(a)
SPS Commerce Inc.	1,857	201,652	(a)
Synopsys Inc.	23,575	6,111,583	(a)
Zoom Video Communications Inc.	26,060	8,790,559	(a)
		19,992,988
Asset Management & Custody Banks – 1.2%
Artisan Partners Asset Management Inc., Class A	14,916	750,871
BlackRock Inc.	17,939	12,943,706
Brightsphere Investment Group Inc.	30,700	591,896
Cohen & Steers Inc.	12,193	905,940
Diamond Hill Investment Group Inc.	1,477	220,472
Silvercrest Asset Management Group Inc., Class A	4,805	66,741
T Rowe Price Group Inc.	35,192	5,327,717
		20,807,343
Auto Parts & Equipment – 0.1%
Gentex Corp.	38,169	1,295,074
Automobile Manufacturers – 0.8%
Ford Motor Co.	606,969	5,335,257

	Number of Shares	Fair Value
General Motors Co.	194,623	$8,104,102
Thor Industries Inc.	5,926	551,059
		13,990,418
Automotive Retail – 0.4%
America’s Car-Mart Inc.	1,313	144,220	(a)
Asbury Automotive Group Inc.	5,695	829,989	(a)
AutoNation Inc.	8,922	622,666	(a)
Camping World Holdings Inc., Class A	16,433	428,080
Group 1 Automotive Inc.	8,689	1,139,476
Lithia Motors Inc., Class A	12,394	3,627,352
Penske Automotive Group Inc.	4,983	295,940
Sonic Automotive Inc., Class A	11,706	451,500
		7,539,223
Biotechnology – 0.3%
Adverum Biotechnologies Inc.	20,632	223,651	(a)
Arcturus Therapeutics Holdings Inc.	2,304	99,947	(a)
Bioxcel Therapeutics Inc.	1,797	83,021	(a)
Chinook Therapeutics Inc.	6,653	105,517	(a)
Cidara Therapeutics Inc.	16,538	33,076	(a)
Contra Aduro Biotech	4,580	595
Fate Therapeutics Inc.	15,206	1,382,682	(a)
Fennec Pharmaceuticals Inc.	10,845	80,795	(a)
Five Prime Therapeutics Inc.	8,500	144,585	(a)
Fortress Biotech Inc.	32,158	101,941	(a)
Genprex Inc.	14,500	60,175	(a)
Inovio Pharmaceuticals Inc.	4,314	38,179	(a)
Kodiak Sciences Inc.	4,824	708,694	(a)
Mersana Therapeutics Inc.	26,674	709,795	(a)
NantKwest Inc.	15,773	210,254	(a)
Novavax Inc.	600	66,906	(a)
OPKO Health Inc.	17,000	67,150	(a)
Syndax Pharmaceuticals Inc.	12,996	289,031	(a)
United Therapeutics Corp.	6,773	1,028,074	(a)
Vaxart Inc.	26,245	149,859	(a)
VBI Vaccines Inc.	90,093	247,756	(a)
		5,831,683
Brewers – 0.1%
The Boston Beer Company Inc., Class A	1,395	1,387,035	(a)
Broadcasting – 0.0%*
Media General Inc.	2,076	208
Building Products – 0.2%
AAON Inc.	13,156	876,584
AO Smith Corp.	20,630	1,130,937
Fortune Brands Home & Security Inc.	21,454	1,839,037
		3,846,558
Casinos & Gaming – 0.1%
Bally’s Corp.	6,600	331,518
Monarch Casino & Resort Inc.	6,294	385,318	(a)
Penn National Gaming Inc.	8,267	714,021	(a)
		1,430,857
Commercial Printing – 0.0%*
Ennis Inc.	12,777	228,069
Commodity Chemicals – 0.0%*
Hawkins Inc.	4,280	223,887
Olin Corp.	22,125	543,390
		767,277
Communications Equipment – 0.1%
Calix Inc.	14,809	440,716	(a)
Cambium Networks Corp.	2,800	70,224	(a)
Digi International Inc.	13,637	257,739	(a)
Genasys Inc.	16,659	108,617	(a)
Ribbon Communications Inc.	10,100	66,256	(a)
		943,552
Computer & Electronics Retail – 0.2%
Best Buy Company Inc.	35,494	3,541,946
GameStop Corp., Class A	25,300	476,652	(a)
		4,018,598

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
Construction & Engineering – 0.2%
Ameresco Inc., Class A	4,800	$250,752	(a)
Argan Inc.	7,374	328,069
Construction Partners Inc., Class A	10,285	299,396	(a)
HC2 Holdings Inc.	27,971	91,186	(a)
IES Holdings Inc.	3,220	148,249	(a)
MYR Group Inc.	6,081	365,468	(a)
Northwest Pipe Co.	2,297	65,005	(a)
Quanta Services Inc.	21,248	1,530,281
Tutor Perini Corp.	1,700	22,015	(a)
		3,100,421
Construction Machinery & Heavy Trucks – 0.3%
Cummins Inc.	22,966	5,215,579
Miller Industries Inc.	5,570	211,771
The Shyft Group Inc.	14,263	404,784
		5,832,134
Construction Materials – 0.0%*
Forterra Inc.	10,819	186,033	(a)
U.S. Lime & Minerals Inc.	980	111,720
		297,753
Consumer Electronics – 0.2%
Garmin Ltd.	21,644	2,589,921
VOXX International Corp.	9,943	126,873	(a)
		2,716,794
Consumer Finance – 0.0%*
Green Dot Corp., Class A	11,900	664,020	(a)
Data Processing & Outsourced Services – 0.4%
Black Knight Inc.	23,521	2,078,080	(a)
Concentrix Corp.	6,475	639,083	(a)
Jack Henry & Associates Inc.	11,899	1,927,519
MoneyGram International Inc.	31,000	169,415	(a)
NIC Inc.	32,945	850,969
Sykes Enterprises Inc.	19,132	720,703	(a)
TTEC Holdings Inc.	6,700	488,631
		6,874,400
Distributors – 0.1%
Pool Corp.	6,062	2,258,095
Weyco Group Inc.	2,927	46,364
		2,304,459
Diversified Chemicals – 0.1%
Eastman Chemical Co.	21,129	2,118,816
Diversified REITs – 0.1%
One Liberty Properties Inc.	7,985	160,259
PS Business Parks Inc.	6,894	916,006
		1,076,265
Diversified Support Services – 0.1%
McGrath RentCorp.	10,629	713,206
UniFirst Corp.	7,522	1,592,332
		2,305,538
Electric Utilities – 1.6%
Avangrid Inc.	8,830	401,324
Duke Energy Corp.	114,414	10,475,746
Eversource Energy	53,437	4,622,835
NextEra Energy Inc.	94,740	7,309,191
Pinnacle West Capital Corp.	17,538	1,402,163
Xcel Energy Inc.	81,844	5,456,539
		29,667,798
Electrical Components & Equipment – 0.6%
Eaton Corporation PLC	62,327	7,487,966
Encore Wire Corp.	1,928	116,779
Generac Holdings Inc.	9,462	2,151,753	(a)
LSI Industries Inc.	12,844	109,944
Preformed Line Products Co.	1,463	100,128
Regal Beloit Corp.	6,279	771,124
		10,737,694
Electronic Components – 0.3%
Corning Inc.	116,706	4,201,416

	Number of Shares	Fair Value
Dolby Laboratories Inc., Class A	9,767	$948,669
Vishay Intertechnology Inc.	14,955	309,718
		5,459,803
Electronic Equipment & Instruments – 0.1%
Badger Meter Inc.	14,584	1,371,771
Vontier Corp.	18,537	619,136	(a)
		1,990,907
Electronic Manufacturing Services – 0.1%
Kimball Electronics Inc.	12,080	193,159	(a)
Plexus Corp.	14,336	1,121,218	(a)
Sanmina Corp.	12,721	405,673	(a)
		1,720,050
Environmental & Facilities Services – 0.3%
ABM Industries Inc.	16,901	639,534
PICO Holdings Inc.	8,355	78,119	(a)
Republic Services Inc.	32,684	3,147,469
Rollins Inc.	34,544	1,349,634
		5,214,756
Fertilizers & Agricultural Chemicals – 0.1%
AgroFresh Solutions Inc.	14,864	33,741	(a)
The Scotts Miracle-Gro Co.	6,253	1,245,223
		1,278,964
Financial Exchanges & Data – 0.1%
Nasdaq Inc.	17,794	2,361,976
Food Distributors – 0.0%*
SpartanNash Co.	17,761	309,219
United Natural Foods Inc.	27,305	436,061	(a)
		745,280
Food Retail – 0.3%
Casey’s General Stores Inc.	5,732	1,023,850
Ingles Markets Inc., Class A	5,693	242,863
Sprouts Farmers Market Inc.	18,364	369,117	(a)
The Kroger Co.	120,525	3,827,874
Village Super Market Inc., Class A	4,336	95,652
Weis Markets Inc.	4,783	228,675
		5,788,031
General Merchandise Stores – 0.8%
Big Lots Inc.	10,778	462,700
Target Corp.	77,855	13,743,743
		14,206,443
Health Care REITs – 0.1%
Community Healthcare Trust Inc.	9,228	434,731
LTC Properties Inc.	15,195	591,238
National Health Investors Inc.	18,713	1,294,378
		2,320,347
Healthcare Distributors – 0.5%
AdaptHealth Corp.	12,500	469,500	(a)
AmerisourceBergen Corp.	22,672	2,216,415
Covetrus Inc.	13,500	387,990	(a)
McKesson Corp.	25,143	4,372,871
Owens & Minor Inc.	36,287	981,563
Patterson Companies Inc.	42,442	1,257,556
		9,685,895
Healthcare Equipment – 1.1%
Danaher Corp.	70,218	15,598,227
Electromed Inc.	2,400	23,544	(a)
FONAR Corp.	3,016	52,358	(a)
Invacare Corp.	16,852	150,825
Masimo Corp.	7,617	2,044,250	(a)
STERIS PLC	13,033	2,470,275
Zynex Inc.	9,307	125,272	(a)
		20,464,751
Healthcare Facilities – 0.2%
Community Health Systems Inc.	42,634	316,771	(a)
Five Star Senior Living Inc.	9,487	65,460	(a)
National HealthCare Corp.	6,257	415,527
Select Medical Holdings Corp.	35,480	981,377	(a)
Surgery Partners Inc.	11,286	327,407	(a)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
Tenet Healthcare Corp.	16,213	$647,385	(a)
The Ensign Group Inc.	6,187	451,156
		3,205,083
Healthcare Services – 0.2%
Addus HomeCare Corp.	5,862	686,381	(a)
CorVel Corp.	4,355	461,630	(a)
DaVita Inc.	11,852	1,391,425	(a)
Fulgent Genetics Inc.	6,796	354,072	(a)
InfuSystem Holdings Inc.	7,316	137,394	(a)
Sharps Compliance Corp.	7,156	67,624	(a)
The Providence Service Corp.	6,092	844,534	(a)
Viemed Healthcare Inc.	17,460	135,490	(a)
		4,078,550
Healthcare Supplies – 0.2%
Atrion Corp.	682	438,008
Meridian Bioscience Inc.	21,170	395,667	(a)
Retractable Technologies Inc.	6,671	71,647	(a)
Utah Medical Products Inc.	1,731	145,923
West Pharmaceutical Services Inc.	11,420	3,235,400
		4,286,645
Healthcare Technology – 0.1%
Computer Programs and Systems Inc.	6,469	173,628
Evolent Health Inc. Class A	22,260	356,828	(a)
NantHealth Inc.	9,200	29,716	(a)
Simulations Plus Inc.	6,916	497,398
		1,057,570
Heavy Electrical Equipment – 0.1%
Bloom Energy Corp.	44,385	1,272,074	(a)
Home Building – 0.7%
Beazer Homes USA Inc.	14,271	216,206	(a)
Century Communities Inc.	14,630	640,501	(a)
D.R. Horton Inc.	51,378	3,540,972
Green Brick Partners Inc.	11,900	273,224	(a)
Lennar Corp., Class A	42,111	3,210,121
M/I Homes Inc.	13,974	618,908	(a)
MDC Holdings Inc.	25,973	1,262,288
Meritage Homes Corp.	8,584	710,927	(a)
Toll Brothers Inc.	18,009	782,851
TopBuild Corp.	8,158	1,501,725	(a)
TRI Pointe Group Inc.	27,800	479,550	(a)
		13,237,273
Home Furnishing Retail – 0.1%
Bed Bath & Beyond Inc.	17,324	307,674
Haverty Furniture Companies Inc.	8,193	226,700
Williams-Sonoma Inc.	11,896	1,211,489
		1,745,863
Home Furnishings – 0.0%*
Ethan Allen Interiors Inc.	3,310	66,895
Household Appliances – 0.1%
Whirlpool Corp.	9,468	1,708,879
Household Products – 0.5%
The Clorox Co.	19,627	3,963,084
The Procter & Gamble Co.	40,158	5,587,584
		9,550,668
Housewares & Specialties – 0.0%*
Lifetime Brands Inc.	6,072	92,294
Human Resource & Employment Services – 0.1%
GP Strategies Corp.	5,601	66,428	(a)
Kelly Services Inc., Class A	16,858	346,769
ManpowerGroup Inc.	9,029	814,235
		1,227,432
Hypermarkets & Super Centers – 1.7%
Costco Wholesale Corp.	41,998	15,824,007
Walmart Inc.	96,574	13,921,142
		29,745,149
Independent Power Producers & Energy Traders – 0.1%
Clearway Energy Inc.	17,400	514,170
Clearway Energy Inc.	41,000	1,309,130
		1,823,300

	Number of Shares	Fair Value
Industrial Machinery – 0.3%
Graco Inc.	25,713	$1,860,336
Hurco Companies Inc.	3,162	94,860
Hyster-Yale Materials Handling Inc.	2,060	122,673
Mueller Industries Inc.	19,994	701,989
Omega Flex Inc.	1,326	193,596
Snap-on Inc.	8,343	1,427,821
The Eastern Co.	2,351	56,659
The Gorman-Rupp Co.	8,758	284,197
		4,742,131
Industrial REITs – 0.2%
Duke Realty Corp.	57,260	2,288,682
Industrial Logistics Properties Trust	32,520	757,391
		3,046,073
Insurance Brokers – 0.0%*
Goosehead Insurance Inc., Class A	5,560	693,666
Integrated Telecommunication Services – 0.7%
Consolidated Communications Holdings Inc.	36,423	178,108	(a)
Verizon Communications Inc.	217,266	12,764,378
		12,942,486
Interactive Media & Services – 0.1%
Pinterest Inc.	31,394	2,068,865	(a)
Internet & Direct Marketing Retail – 0.6%
1-800-Flowers.com Inc., Class A	12,661	329,186	(a)
Amazon.com Inc.	2,953	9,617,714	(a)
CarParts.com Inc.	12,418	153,859	(a)
Overstock.com Inc.	4,800	230,256	(a)
PetMed Express Inc.	9,747	312,489
Qurate Retail Inc.	59,250	649,973
		11,293,477
Internet Services & Infrastructure – 0.1%
Fastly Inc.	12,208	1,066,613	(a)
Investment Banking & Brokerage – 0.2%
Cowen Inc., Class A	12,791	332,438
Evercore Inc., Class A	6,179	677,466
Houlihan Lokey Inc.	17,824	1,198,307
Moelis & Co., Class A	15,757	736,797
Oppenheimer Holdings Inc., Class A	2,424	76,186
Stonex Group Inc.	8,204	475,012	(a)
		3,496,206
IT Consulting & Other Services – 0.7%
Amdocs Ltd.	20,426	1,448,816
Cognizant Technology Solutions Corp., Class A	83,219	6,819,797
EPAM Systems Inc.	8,272	2,964,271	(a)
ManTech International Corp., Class A	13,601	1,209,673
Perficient Inc.	14,440	688,066	(a)
ServiceSource International Inc.	40,847	71,891	(a)
		13,202,514
Leisure Facilities – 0.0%*
RCI Hospitality Holdings Inc.	4,257	167,896
Leisure Products – 0.2%
Escalade Inc.	5,195	109,978
Johnson Outdoors Inc., Class A	2,440	274,817
MasterCraft Boat Holdings Inc.	4,783	118,810	(a)
Nautilus Inc.	15,015	272,372	(a)
Peloton Interactive Inc.	10,963	1,663,306	(a)
Smith & Wesson Brands Inc.	27,686	491,427
Sturm Ruger & Company Inc.	8,387	545,742
Vista Outdoor Inc.	29,208	693,982	(a)
		4,170,434
Life & Health Insurance – 0.1%
Athene Holding Ltd., Class A	17,740	765,304	(a)
Brighthouse Financial Inc.	13,925	504,155	(a)
FBL Financial Group Inc., Class A	2,197	115,364
Independence Holding Co.	2,348	96,268

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
National Western Life Group Inc., Class A	1,155	$238,438
Prudential Financial Inc.	3,588	280,115
		1,999,644
Life Sciences Tools & Services – 0.3%
Bio-Rad Laboratories Inc., Class A	3,282	1,913,209	(a)
Charles River Laboratories International Inc.	7,574	1,892,439	(a)
Luminex Corp.	2,431	56,205
Medpace Holdings Inc.	11,360	1,581,312	(a)
Personalis Inc.	4,700	172,067	(a)
		5,615,232
Managed Healthcare – 0.1%
Molina Healthcare Inc.	9,169	1,950,063	(a)
Metal & Glass Containers – 0.3%
AptarGroup Inc.	10,001	1,369,037
Berry Global Group Inc.	20,630	1,159,200	(a)
Crown Holdings Inc.	20,153	2,019,330	(a)
Greif Inc., Class A	4,469	209,507
Greif Inc., Class B	2,484	120,176
Silgan Holdings Inc.	12,239	453,822
		5,331,072
Mortgage REITs – 0.1%
AGNC Investment Corp.	84,840	1,323,504
Ares Commercial Real Estate Corp.	15,186	180,865
Capstead Mortgage Corp.	19,791	114,986
Cherry Hill Mortgage Investment Corp.	7,602	69,482
Dynex Capital Inc.	11,051	196,708
Ellington Residential Mortgage REIT	4,460	58,158
KKR Real Estate Finance Trust Inc.	14,286	256,005
Orchid Island Capital Inc.	34,792	181,614
Ready Capital Corp.	277	3,449
		2,384,771
Multi-Line Insurance – 0.1%
Assurant Inc.	9,151	1,246,549
Multi-Sector Holdings – 1.2%
Berkshire Hathaway Inc., Class B	89,249	20,694,166	(a)
Cannae Holdings Inc.	2,861	126,656	(a)
Jefferies Financial Group Inc.	33,487	823,780
		21,644,602
Multi-Utilities – 0.4%
Ameren Corp.	38,353	2,993,835
WEC Energy Group Inc.	40,814	3,756,113
		6,749,948
Office REITs – 0.1%
Easterly Government Properties Inc.	40,810	924,346
Equity Commonwealth	18,150	495,132
		1,419,478
Office Services & Supplies – 0.0%*
Pitney Bowes Inc.	70,200	432,432
Oil & Gas Exploration & Production – 0.0%*
EQT Corp.	42,749	543,340
Oil & Gas Refining & Marketing – 0.1%
Green Plains Inc.	17,058	224,654	(a)
Renewable Energy Group Inc.	19,088	1,351,812	(a)
REX American Resources Corp.	2,814	206,745	(a)
		1,783,211
Oil & Gas Storage & Transportation – 0.0%*
DHT Holdings Inc.	45,728	239,157
Other Diversified Financial Services – 0.0%*
Alerus Financial Corp.	7,401	202,565
Packaged Foods & Meats – 0.6%
B&G Foods Inc.	1,869	51,827
General Mills Inc.	94,512	5,557,306
Hormel Foods Corp.	43,453	2,025,344
Lancaster Colony Corp.	6,586	1,210,046
Seneca Foods Corp., Class A	3,214	128,239	(a)

	Number of Shares	Fair Value
The JM Smucker Co.	17,129	$1,980,112
Tootsie Roll Industries Inc.	7,930	235,521
		11,188,395
Paper Packaging – 0.3%
International Paper Co.	61,193	3,042,516
Packaging Corporation of America	14,551	2,006,729
UFP Technologies Inc.	3,407	158,766	(a)
		5,208,011
Paper Products – 0.1%
Clearwater Paper Corp.	8,079	304,982	(a)
Schweitzer-Mauduit International Inc.	15,529	624,421
		929,403
Personal Products – 0.0%*
Nu Skin Enterprises Inc., Class A	7,873	430,102
Pharmaceuticals – 0.9%
Cymabay Therapeutics Inc.	34,600	198,604	(a)
Johnson & Johnson	94,775	14,915,689
Prestige Consumer Healthcare Inc.	25,219	879,387	(a)
Revance Therapeutics Inc.	21,834	618,776	(a)
		16,612,456
Property & Casualty Insurance – 2.1%
AMERISAFE Inc.	9,538	547,767
Chubb Ltd.	60,291	9,279,991
Donegal Group Inc., Class A	5,629	79,200
Employers Holdings Inc.	9,480	305,161
Erie Indemnity Co., Class A	3,887	954,647
James River Group Holdings Ltd.	1,578	77,559
Kinsale Capital Group Inc.	10,461	2,093,560
NI Holdings Inc.	4,488	73,693	(a)
Old Republic International Corp.	44,027	867,772
Palomar Holdings Inc.	10,130	899,949	(a)
Protective Insurance Corp., Class B	4,437	60,831
Safety Insurance Group Inc.	7,186	559,789
The Allstate Corp.	47,249	5,194,083
The Progressive Corp.	91,092	9,007,177
The Travelers Companies Inc.	39,367	5,525,946
Tiptree Inc.	12,205	61,269
WR Berkley Corp.	21,637	1,437,130
		37,025,524
Publishing – 0.1%
News Corp., Class A	60,296	1,083,519
News Corp., Class B	18,836	334,716
		1,418,235
Real Estate Operating Companies – 0.0%*
Indus Realty Trust Inc.	1,006	62,875
Real Estate Services – 0.0%*
Realogy Holdings Corp.	57,349	752,419	(a)
Regional Banks – 0.4%
1st Constitution Bancorp	4,538	72,018
ACNB Corp.	2,938	73,450
American National Bankshares Inc.	1,088	28,516
Ames National Corp.	4,368	104,919
Arrow Financial Corp.	6,619	197,974
Auburn National Bancorp. Inc.	500	20,845
Bank First Corp.	721	46,735
Bank of Marin Bancorp	3,475	119,331
Cambridge Bancorp	2,421	168,865
CB Financial Services Inc.	2,447	48,964
ChoiceOne Financial Services Inc.	3,620	111,532
Citizens & Northern Corp.	6,699	132,908
City Holding Co.	5,481	381,204
Community Trust Bancorp Inc.	6,317	234,045
County Bancorp Inc.	2,447	54,030
Eagle Bancorp Montana Inc.	3,018	64,042
Evans Bancorp Inc.	2,430	66,922
Fidelity D&D Bancorp Inc.	1,528	98,342
Financial Institutions Inc.	5,177	116,483
First Business Financial Services Inc.	1,500	27,615
First Capital Inc.	1,660	100,530
First Community Bancshares Inc.	7,939	171,324

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
First Financial Corp.	6,015	$233,683
First Internet Bancorp	4,778	137,320
First Mid Bancshares Inc.	6,466	217,646
First Northwest Bancorp	2,000	31,200
Franklin Financial Services Corp.	2,125	57,439
Guaranty Bancshares Inc.	3,537	105,933
Hawthorn Bancshares Inc.	2,699	59,108
HBT Financial Inc.	4,927	74,644
Landmark Bancorporation Inc.	1,967	44,946
LCNB Corp.	4,454	65,429
Level One Bancorp Inc.	1,339	27,088
Live Oak Bancshares Inc.	14,200	673,932
Mackinac Financial Corp.	2,100	26,796
Mid Penn Bancorp Inc.	390	8,541
Middlefield Banc Corp.	2,161	48,623
National Bankshares Inc.	3,235	101,288
Nicolet Bankshares Inc.	4,514	299,504	(a)
Northrim BanCorp Inc.	3,067	104,125
Norwood Financial Corp.	2,895	75,762
Oak Valley Bancorp	2,990	49,694
Ohio Valley Banc Corp.	1,912	45,123
Orrstown Financial Services Inc.	1,744	28,863
Park National Corp.	5,515	579,130
Parke Bancorp Inc.	4,694	73,226
PCB Bancorp	1,900	19,209
Penns Woods Bancorp Inc.	2,186	56,858
Peoples Bancorp of North Carolina Inc.	1,500	34,530
Premier Financial Bancorp Inc.	6,559	87,169
Republic Bancorp Inc., Class A	2,675	96,487
Select Bancorp Inc.	3,457	32,738	(a)
Shore Bancshares Inc.	5,924	86,490
Silvergate Capital Corp.	7,800	579,618	(a)
Stock Yards Bancorp Inc.	8,789	355,779
The Bancorp Inc.	12,783	174,488	(a)
The Community Financial Corp.	1,100	29,128
		7,162,131
Renewable Electricity – 0.1%
Sunnova Energy International Inc.	26,531	1,197,344	(a)
Research & Consulting Services – 0.2%
CBIZ Inc.	25,528	679,300	(a)
CRA International Inc.	3,793	193,177
Exponent Inc.	25,699	2,313,681
Resources Connection Inc.	13,329	167,546
		3,353,704
Residential REITs – 0.0%*
Bluerock Residential Growth REIT Inc.	10,105	128,030
BRT Apartments Corp.	4,137	62,883
		190,913
Restaurants – 0.0%*
El Pollo Loco Holdings Inc.	9,329	168,855	(a)
The Cheesecake Factory Inc.	3,484	129,117
Wingstop Inc.	1,252	165,953
		463,925
Retail REITs – 0.0%*
Getty Realty Corp.	17,440	480,298
Semiconductor Equipment – 0.6%
Amkor Technology Inc.	49,896	752,432
AXT Inc.	19,800	189,486	(a)
Entegris Inc.	20,830	2,001,763
Lam Research Corp.	9,342	4,411,946
Teradyne Inc.	25,736	3,085,489
Ultra Clean Holdings Inc.	20,109	626,395	(a)
		11,067,511
Semiconductors – 0.5%
Alpha & Omega Semiconductor Ltd.	9,045	213,824	(a)
Diodes Inc.	21,126	1,489,383	(a)
DSP Group Inc.	3,313	54,963	(a)
Monolithic Power Systems Inc.	6,777	2,481,941
SiTime Corp.	4,600	514,878	(a)

	Number of Shares	Fair Value
Skyworks Solutions Inc.	20,072	$3,068,607
SunPower Corp.	16,700	428,188	(a)
		8,251,784
Specialized Finance – 0.0%*
A-Mark Precious Metals Inc.	2,435	62,458
NewStar Financial Inc.	492	42
		62,500
Specialized REITs – 0.3%
Farmland Partners Inc.	12,812	111,464
Gladstone Land Corp.	10,705	156,721
Public Storage	23,421	5,408,612
		5,676,797
Specialty Chemicals – 0.1%
Albemarle Corp.	16,444	2,425,819
FutureFuel Corp.	12,890	163,703
		2,589,522
Specialty Stores – 0.3%
Dick’s Sporting Goods Inc.	9,582	538,604
Hibbett Sports Inc.	8,203	378,815	(a)
MarineMax Inc.	10,285	360,284	(a)
Signet Jewelers Ltd.	15,900	433,593
Sportsman’s Warehouse Holdings Inc.	21,370	375,043	(a)
The Container Store Group Inc.	9,800	93,492	(a)
Tractor Supply Co.	17,984	2,528,191
		4,708,022
Steel – 0.1%
Reliance Steel & Aluminum Co.	9,824	1,176,424
Warrior Met Coal Inc.	22,701	483,985
		1,660,409
Systems Software – 0.9%
Microsoft Corp.	67,406	14,992,442
Nortonlifelock Inc.	85,455	1,775,755
		16,768,197
Technology Distributors – 0.2%
Arrow Electronics Inc.	11,684	1,136,853	(a)
Insight Enterprises Inc.	17,310	1,317,118	(a)
PC Connection Inc.	5,502	260,190
SYNNEX Corp.	6,433	523,903
		3,238,064
Technology Hardware, Storage & Peripherals – 1.8%
Apple Inc.	247,879	32,891,064	(b)
Thrifts & Mortgage Finance – 0.2%
Capitol Federal Financial Inc.	65,199	814,988
ESSA Bancorp Inc.	4,542	68,130
FS Bancorp Inc.	1,868	102,366
Luther Burbank Corp.	9,168	89,846
Merchants Bancorp	4,340	119,914
MMA Capital Holdings Inc.	2,301	56,605	(a)
Mr Cooper Group Inc.	37,820	1,173,555	(a)
Northwest Bancshares Inc.	50,764	646,733
Provident Financial Holdings Inc.	1,700	26,707
Territorial Bancorp Inc.	3,947	94,846
Timberland Bancorp Inc.	1,147	27,826
TrustCo Bank Corp.	47,423	316,312
Waterstone Financial Inc.	10,914	205,402
Western New England Bancorp Inc.	3,300	22,737
		3,765,967
Tobacco – 0.1%
Vector Group Ltd.	69,849	813,741
Trading Companies & Distributors – 0.1%
CAI International Inc.	8,338	260,479
MSC Industrial Direct Company Inc., Class A	6,976	588,705
Rush Enterprises Inc., Class A	2,764	114,485
Rush Enterprises Inc., Class B	3,288	124,582
Transcat Inc.	3,488	120,964	(a)
Watsco Inc.	5,011	1,135,242
		2,344,457

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
Trucking – 0.5%
Avis Budget Group Inc.	10,740	$400,602	(a)
Covenant Logistics Group Inc., Class A	5,800	85,898	(a)
Daseke Inc.	22,794	132,433	(a)
Heartland Express Inc.	24,326	440,301
Knight-Swift Transportation Holdings Inc.	19,434	812,730
Landstar System Inc.	5,937	799,476
Marten Transport Ltd.	29,570	509,491
Old Dominion Freight Line Inc.	15,181	2,963,027
Ryder System Inc.	8,172	504,703
Saia Inc.	994	179,715	(a)
U.S. Xpress Enterprises Inc., Class A	11,076	75,760	(a)
Werner Enterprises Inc.	29,312	1,149,617
		8,053,753
Water Utilities – 0.2%
American Water Works Company Inc.	28,205	4,328,621
Wireless Telecommunication Services – 0.7%
Spok Holdings Inc.	8,826	98,233
T-Mobile US Inc.	85,697	11,556,241	(a)
Telephone & Data Systems Inc.	15,614	289,952
		11,944,426

Total Domestic Equity (Cost $537,230,826)		646,813,807

Foreign Equity – 24.7%

Common Stock – 24.4%
Aerospace & Defense – 0.0%*
Aselsan Elektronik Sanayi Ve Ticaret AS	79,778	195,890
Agricultural Products – 0.1%
Wilmar International Ltd.	357,406	1,257,472
Air Freight & Logistics – 0.2%
SG Holdings Company Ltd.	59,600	1,623,277
Yamato Holdings Company Ltd.	57,400	1,462,728
ZTO Express Cayman Inc., ADR ADR	4,104	119,673
		3,205,678

Airlines – 0.0%*
Deutsche Lufthansa AG	19,314	255,576	(a)
Japan Airlines Company Ltd.	22,614	436,970	(a)
		692,546
Alternative Carriers – 0.0%*
Iliad S.A.	2,744	564,382
Aluminum – 0.0%*
China Hongqiao Group Ltd.	199,500	182,677
Apparel Retail – 0.1%
ABC-Mart Inc.	6,498	361,262
Shimamura Company Ltd.	4,400	461,969
		823,231
Apparel, Accessories & Luxury Goods – 0.2%
FF Group	1,860	—	(a,i,**)
Li Ning Company Ltd.	9,319	64,059
Pandora A/S	18,626	2,085,034
The Swatch Group AG	9,753	515,923
		2,665,016

Application Software – 0.0%*
Sapiens International Corp. N.V.	1,868	57,180
Asset Management & Custody Banks – 0.1%
Bangkok Commercial Asset Management PCL	207,300	151,531
China Cinda Asset Management Company Ltd., Class H	1,028,556	194,997
CI Financial Corp.	37,841	468,706
IGM Financial Inc.	16,577	449,036
Schroders PLC	10,014	456,790
		1,721,060

	Number of Shares	Fair Value
Auto Parts & Equipment – 0.5%
Aisin Seiki Company Ltd.	29,500	$884,328
Faurecia S.A.	14,480	742,520	(a)
Fuyao Glass Industry Group Company Ltd.	13,900	102,806
Fuyao Glass Industry Group Company Ltd., Class H	59,076	324,566	(c)
Huayu Automotive Systems Co. Ltd., Class A	22,068	97,897
Magna International Inc.	52,835	3,737,019
Sumitomo Electric Industries Ltd.	140,466	1,859,139
Toyoda Gosei Company Ltd.	12,865	373,196
Toyota Industries Corp.	4,400	349,034
		8,470,505

Automobile Manufacturers – 0.3%
Chongqing Changan Automobile Co. Ltd., Class A	31,341	105,553	(a)
Ford Otomotiv Sanayi A/S	8,185	138,757
Great Wall Motor Company Ltd., Class H	361,716	1,240,886
Kia Motors Corp.	28,937	1,662,219
NIO Inc. ADR	18,347	894,233	(a)
Volkswagen AG	6,040	1,257,080
		5,298,728

Automotive Retail – 0.0%*
China Meidong Auto Holdings Ltd.	18,000	73,125
Hotai Motor Company Ltd.	8,863	202,823
		275,948

Banks – 0.0%*
China Common Rich Renewable Energy Investments Ltd.	64,000	—	(i,**)
Biotechnology – 0.0%*
Hualan Biological Engineering Inc.,Class A	12,738	82,820
XBiotech Inc.	7,257	113,572	(a)
		196,392

Brewers – 0.0%*
Tsingtao Brewery Company Ltd., Class H	14,924	156,287

Building Products – 0.4%
Alpha Pro Tech Ltd.	6,099	68,004	(a)
China Lesso Group Holdings Ltd.	126,494	198,048
Guangdong Kinlong Hardware Products Company Ltd.	2,200	48,764
ROCKWOOL International A/S	1,495	559,811
Trane Technologies PLC	37,194	5,399,081
Xinyi Glass Holdings Ltd.	338,000	943,750
		7,217,458

Cable & Satellite – 0.0%*
Cyfrowy Polsat S.A.	33,566	272,780
Megacable Holdings SAB de C.V.	30,483	111,189
		383,969

Casinos & Gaming – 0.3%
Flutter Entertainment PLC	25,622	5,232,281	(a)
La Francaise des Jeux SAEM	15,469	708,063	(c)
		5,940,344

Coal & Consumable Fuels – 0.1%
China Shenhua Energy Company Ltd., Class H	283,683	534,157
Washington H Soul Pattinson & Company Ltd.	21,390	496,653
		1,030,810

Commodity Chemicals – 0.2%
Advanced Petrochemical Co.	12,372	220,952
Berger Paints India Ltd.	28,517	296,400
Hanwha Solutions Corp.	4,453	196,354
Kingfa Sci & Tech Company Ltd.	17,900	47,225
Kumho Petrochemical Company Ltd.	2,132	284,581
LG Chem Ltd.	1,711	1,297,859

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
Lomon Billions Group Company Ltd.	13,200	$62,519
Mitsui Chemicals Inc.	34,300	1,004,964
Tosoh Corp.	48,282	751,973
		4,162,827

Communications Equipment – 0.0%*
BYD Electronic International Company Ltd.	78,609	411,605
Computer & Electronics Retail – 0.0%*
Yamada Holdings Company Ltd.	134,614	714,499
Construction & Engineering – 0.3%
Bouygues S.A.	42,464	1,748,347
China Communications Services Corporation Ltd., Class H	289,733	127,793
Eiffage S.A.	15,131	1,463,310	(a)
Obayashi Corp.	39,800	343,087
Skanska AB, Class B	36,681	936,616
		4,619,153

Construction Machinery & Heavy Trucks – 0.1%
Hino Motors Ltd.	53,187	452,820
Weichai Power Company Ltd., Class H	125,737	252,322
Zoomlion Heavy Industry Science and Technology Company Ltd.	159,548	191,362
		896,504

Construction Materials – 0.0%*
Anhui Conch Cement Co. Ltd.,Class A	18,469	146,748
Anhui Conch Cement Company Ltd., Class H	32,581	204,003
Beijing Oriental Yuhong Waterproof Technology Company Ltd.	10,947	65,379
China National Building Material Company Ltd., Class H	149,243	179,387
		595,517

Consumer Electronics – 0.0%*
TCL Technology Group Corp., Class A	94,627	103,124
Consumer Finance – 0.0%*
Muthoot Finance Ltd.	14,037	232,559
Samsung Card Company Ltd.	3,379	101,094
		333,653

Copper – 0.1%
Jiangxi Copper Company Ltd., Class H	137,782	216,432
Southern Copper Corp.	12,857	837,248
		1,053,680

Department Stores – 0.0%*
Central Retail Corp. PCL	211,000	216,564	(a)
Diversified Banks – 0.8%
Agricultural Bank of China Ltd., Class A	521,272	251,944
Agricultural Bank of China Ltd., Class H	3,226,420	1,181,740
Bank Central Asia Tbk PT	18,200	43,848
Bank Leumi Le-Israel BM	221,843	1,305,853
Bank of China Ltd.	245,794	120,312
Bank of China Ltd., Class H	165,868	56,688
Bank of Communications Company Ltd., Class H	1,020,605	539,665
Banque Saudi Fransi	12,881	108,498
China CITIC Bank Corporation Ltd., Class H	1,041,241	441,804
China Construction Bank Corp.	67,100	64,862
China Everbright Bank Co. Ltd., Class A	278,620	171,118
China Everbright Bank Company Ltd., Class H	382,883	145,670
China Minsheng Banking Corporation Ltd., Class H	679,248	387,198
Danske Bank A/S	75,247	1,244,943	(a)
Dubai Islamic Bank PJSC	150,289	188,621
First Financial Holding Company Ltd.	306,608	232,973
Hong Leong Financial Group Bhd	26,787	120,267
Industrial & Commercial Bank of China Ltd., Class H	990,883	642,796

	Number of Shares	Fair Value
Industrial Bank of Korea	30,154	$245,385	(a)
Japan Post Bank Company Ltd.	75,200	616,925
Krung Thai Bank PCL NVDR	77	28
Malayan Banking Bhd	115,200	242,285
MCB Bank Ltd.	55,508	64,359
Mega Financial Holding Company Ltd.	651,223	690,670
Moneta Money Bank A/S	61,871	196,015	(a,c)
Postal Savings Bank of China Company Ltd., Class H	437,139	246,931	(c)
Qatar International Islamic Bank QSC	86,509	215,073
RHB Bank Bhd	107,033	145,017
Royal Bank of Canada	36,112	2,964,642
SinoPac Financial Holdings Company Ltd.	965,281	393,354
Taiwan Cooperative Financial Holding Company Ltd.	593,061	429,525
Turkiye Is Bankasi A/S , Class C	183,698	173,009	(a)
VTB Bank PJSC GDR	196,977	188,015
Yapi ve Kredi Bankasi A/S	344,825	142,894	(a)
		14,202,927

Diversified Capital Markets – 0.3%
Banco BTG Pactual S.A.	27,588	499,263
China Everbright Ltd.	107,953	144,516
Deutsche Bank AG	366,002	4,007,556	(a)
		4,651,335

Diversified Chemicals – 0.0%*
Mitsubishi Gas Chemical Companies Inc.	29,337	673,150

Diversified Metals & Mining – 0.2%
African Rainbow Minerals Ltd.	12,876	229,588
Boliden AB	41,810	1,483,514
Ferroglobe PLC	1,316	—	(i,**)
Grupo Mexico SAB de C.V., Class B	78,539	331,570
Korea Zinc Company Ltd.	991	366,277
MMC Norilsk Nickel PJSC ADR	19,580	610,896
		3,021,845

Diversified Real Estate Activities – 0.1%
Aldar Properties PJSC	449,355	385,356
Hang Lung Properties Ltd.	376,000	991,662
Nomura Real Estate Holdings Inc.	22,996	508,498
Shenzhen Investment Ltd.	364,181	124,934
		2,010,450

Drug Retail – 0.1%
Clicks Group Ltd.	29,002	498,881
Cosmos Pharmaceutical Corp.	3,700	597,763
Sundrug Company Ltd.	13,300	530,737
Welcia Holdings Company Ltd.	17,544	661,861
		2,289,242

Education Services – 0.0%*
GSX Techedu Inc.,ADR ADR	9,048	467,872	(a)
Electric Utilities – 0.9%
AusNet Services	347,772	470,969
EDP - Energias de Portugal S.A.	90,047	568,073
Electricite de France S.A.	86,948	1,371,837	(a)
Elia Group S.A.	5,736	684,283
Endesa S.A.	59,139	1,617,235
Enel S.p.A.	24,269	245,750
HK Electric Investments & HK Electric Investments Ltd.	491,369	483,520
Hydro One Ltd.	61,098	1,373,986	(c)
Inter Rao UES PJSC	4,261,707	306,702	(a)
Interconexion Electrica S.A. ESP	20,787	156,184
Kyushu Electric Power Company Inc.	70,400	605,503
Manila Electric Co.	26,280	159,792
Mercury NZ Ltd.	126,332	593,962
Red Electrica Corporacion S.A.	75,538	1,550,421
SSE PLC	177,437	3,638,211
Terna Rete Elettrica Nazionale S.p.A.	64,803	495,561

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
The Chugoku Electric Power Company Inc.	53,900	$631,170
Tohoku Electric Power Company Inc.	79,400	653,688
		15,606,847

Electrical Components & Equipment – 0.1%
Sungrow Power Supply Company Ltd.	9,100	101,244
WEG S.A.	97,901	1,427,558
		1,528,802
Electronic Components – 0.2%
Hirose Electric Company Ltd.	6,074	920,704
Kingboard Laminates Holdings Ltd.	125,549	204,989
Lens Technology Co. Ltd., Class A	22,760	107,237
Omron Corp.	31,797	2,833,381
Zhen Ding Technology Holding Ltd.	49,665	201,502
		4,267,813

Electronic Equipment & Instruments – 0.2%
Azbil Corp.	23,000	1,256,429
Halma PLC	63,454	2,124,223
		3,380,652

Electronic Manufacturing Services – 0.1%
Fabrinet	18,331	1,422,302	(a)
GoerTek Inc., Class A	23,648	135,846
Venture Corporation Ltd.	51,300	753,790
Wingtech Technology Company Ltd.	7,300	111,242
		2,423,180

Environmental & Facilities Services – 0.1%
A-Living Smart City Services Company Ltd.	23,805	105,611	(c)
Country Garden Services Holdings Company Ltd.	118,533	801,802
		907,413

Fertilizers & Agricultural Chemicals – 0.0%*
Saudi Arabian Fertilizer Co.	10,648	228,764
Yara International ASA	4,207	174,924
		403,688

Financial Exchanges & Data – 0.2%
ASX Ltd.	36,060	2,003,451
Moscow Exchange Micex Pj	159,301	342,963	(a)
Singapore Exchange Ltd.	149,436	1,049,269
		3,395,683

Food Distributors – 0.0%*
The SPAR Group Ltd.	22,464	289,870
Food Retail – 0.8%
BIM Birlesik Magazalar A/S	39,896	405,267
Dino Polska S.A.	3,912	303,847	(a,c)
Etablissements Franz Colruyt N.V.	10,276	609,423
George Weston Ltd.	14,269	1,064,911
J Sainsbury PLC	330,750	1,019,527
Jeronimo Martins SGPS S.A.	46,772	790,889
Koninklijke Ahold Delhaize N.V.	205,241	5,803,444
Loblaw Companies Ltd.	33,219	1,637,744
Metro Inc.	46,876	2,089,919
WM Morrison Supermarkets PLC	447,889	1,085,810
		14,810,781

Footwear – 0.1%
ANTA Sports Products Ltd.	83,926	1,330,243
Forest Products – 0.1%
Svenska Cellulosa AB SCA, Class B	112,844	1,969,004	(a)
Gas Utilities – 0.2%
Enagas S.A.	43,532	956,880
Petronas Gas Bhd	61,349	262,020
Snam S.p.A.	375,618	2,114,562
		3,333,462

General Merchandise Stores – 0.5%
Wesfarmers Ltd.	211,451	8,223,577
Gold – 0.2%
Caledonia Mining Corporation PLC	5,926	94,105
Evolution Mining Ltd.	301,975	1,162,765

	Number of Shares	Fair Value
Northern Star Resources Ltd.	51,029	$499,688
Polymetal International PLC	16,291	375,121
Polyus PJSC GDR	4,000	403,200
Zijin Mining Group Company Ltd., Class H	280,000	317,056
		2,851,935
Healthcare Distributors – 0.1%
Alfresa Holdings Corp.	34,878	638,138
Medipal Holdings Corp.	34,005	638,304
Suzuken Company Ltd.	12,448	449,717
		1,726,159
Healthcare Equipment – 0.1%
AK Medical Holdings Ltd.	46,215	80,225	(c)
BioMerieux	3,717	524,832
Fisher & Paykel Healthcare Corporation Ltd.	54,912	1,303,523
		1,908,580
Healthcare Services – 0.1%
Sonic Healthcare Ltd.	84,305	2,091,485
Healthcare Supplies – 0.0%*
Autobio Diagnostics Co. Ltd., Class A	2,332	52,113
Kossan Rubber Industries	35,700	39,938
Supermax Corporation BHD	122,999	183,772	(a)
Top Glove Corporation BHD	130,200	198,092
		473,915
Heavy Electrical Equipment – 0.0%*
Doosan Heavy Industries & Construction Company Ltd.	22,443	278,911	(a)
Home Building – 0.4%
Berkeley Group Holdings PLC	23,397	1,516,611
Iida Group Holdings Company Ltd.	27,338	551,817
Persimmon PLC	59,414	2,247,245
Sekisui House Ltd.	114,758	2,334,174
Taylor Wimpey PLC	88,892	201,465	(a)
		6,851,312
Home Improvement Retail – 0.1%
Ace Hardware Indonesia Tbk PT	634,600	77,462
Kingfisher PLC	392,784	1,451,820	(a)
		1,529,282
Hotels, Resorts & Cruise Lines – 0.0%*
Shanghai Jinjiang International Hotels Company Ltd.	5,500	43,625
Household Appliances – 0.1%
Rinnai Corp.	6,662	773,023
Household Products – 0.1%
Hindustan Unilever Ltd.	37,520	1,230,033
Human Resource & Employment Services – 0.1%
Randstad N.V.	22,179	1,444,780	(a)

Hypermarkets & Super Centers – 0.2%
Abdullah Al Othaim Markets Co.	5,144	168,377
Aeon Company Ltd.	66,175	2,169,620
Carrefour S.A.	27,408	470,497
Cencosud S.A.	138,324	246,277
E-MART Inc.	416	58,017
Wal-Mart de Mexico SAB de C.V.	190,905	536,341
		3,649,129

Independent Power Producers & Energy Traders – 0.1%
Colbun S.A.	920,391	162,574
Northland Power Inc.	14,800	530,546
Uniper SE	37,455	1,294,185
		1,987,305
Industrial Conglomerates – 0.2%
CJ Corp.	627	53,159
Hanwha Corp.	4,809	125,283
Investment AB Latour	27,485	668,337
Jardine Matheson Holdings Ltd.	40,400	2,262,400

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
Sime Darby Bhd	317,358	$182,249
SK Holdings Company Ltd.	3,116	689,863
		3,981,291

Industrial Gases – 0.1%
Air Liquide S.A.	6,891	1,131,926
Air Water Inc.	34,100	605,738
		1,737,664

Industrial Machinery – 0.6%
Airtac International Group	10,260	328,636
Atlas Copco AB, Class B	39,463	1,769,758
Haitian International Holdings Ltd.	18,655	64,478
Kone Oyj, Class B	58,817	4,782,829
Kurita Water Industries Ltd.	18,307	699,512
Makita Corp.	18,200	911,366
Schindler Holding AG	3,742	1,009,212
SKF AB, Class B	70,915	1,842,699
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	25,105	95,255
		11,503,745

Industrial REITs – 0.2%
Mapletree Logistics Trust	509,304	774,563
Segro PLC	221,927	2,874,667
		3,649,230

Integrated Oil & Gas – 0.1%
LUKOIL PJSC ADR	16,584	1,131,029
LUKOIL PJSC ADR	1,807	123,527
Polskie Gornictwo Naftowe i Gazownictwo S.A.	202,185	300,727
Surgutneftegas PJSC ADR	56,406	260,483
Total SE	10,963	473,506
		2,289,272

Integrated Telecommunication Services – 0.9%
BCE Inc.	28,647	1,223,906
Chunghwa Telecom Company Ltd.	379,858	1,473,575
HKT Trust & HKT Ltd.	703,815	913,143
Nippon Telegraph & Telephone Corp.	240,009	6,149,875
PCCW Ltd.	787,851	474,508
Spark New Zealand Ltd.	341,752	1,156,489
Swisscom AG	4,826	2,604,768
Telefonica Brasil S.A.	52,214	467,435
TELUS Corp.	78,879	1,560,863
		16,024,562

Interactive Home Entertainment – 0.0%*
Koei Tecmo Holdings Company Ltd.	8,400	512,567
NetEase Inc. ADR	1,865	178,611
		691,178

Interactive Media & Services – 0.3%
NAVER Corp.	3,013	811,288
Tencent Holdings Ltd.	45,396	3,302,017
Yandex N.V.	3,397	236,049	(a)
Z Holdings Corp.	249,196	1,507,075
		5,856,429

Internet & Direct Marketing Retail – 0.5%
Alibaba Group Holding Ltd. ADR	15,176	3,531,910	(a)
JD.com Inc. ADR	31,500	2,768,850	(a)
Naspers Ltd., Class N	1,828	375,755
Pinduoduo Inc. ADR	3,010	534,787	(a)
Vipshop Holdings Ltd. ADR	40,215	1,130,444	(a)
		8,341,746

Internet Services & Infrastructure – 0.4%
Shopify Inc., Class A	6,818	7,692,031	(a)

Investment Banking & Brokerage – 0.0%*
CSC Financial Company Ltd.	11,000	71,114
GF Securities Company Ltd., Class H	148,800	210,327
Meritz Securities Company Ltd.	31,536	106,397
Samsung Securities Company Ltd.	2,879	107,204
Sinolink Securities Company Ltd.	21,100	52,842
		547,884

	Number of Shares	Fair Value

IT Consulting & Other Services – 1.3%
Accenture PLC, Class A	62,194	$16,245,695
Fujitsu Ltd.	2,200	317,604
HCL Technologies Ltd.	22,859	296,001
Infosys Ltd.	94,614	1,626,116
Itochu Techno-Solutions Corp.	17,832	636,456
Larsen & Toubro Infotech Ltd.	3,608	180,703	(c)
NEC Corp.	47,440	2,545,572
Nomura Research Institute Ltd.	59,660	2,135,151
		23,983,298

Leisure Facilities – 0.0%*
Songcheng Performance Development Co. Ltd., Class A	20,987	57,243

Life & Health Insurance – 0.8%
Bupa Arabia for Cooperative Insurance Co.	6,998	227,944	(a)
CNP Assurances	31,822	513,174	(a)
Great-West Lifeco Inc.	51,681	1,231,176
iA Financial Corporation Inc.	19,798	857,499
ICICI Prudential Life Insurance Company Ltd.	42,123	287,584	(a,c)
Japan Post Insurance Company Ltd.	41,800	855,069
Legal & General Group PLC	519,994	1,892,164
New China Life Insurance Company Ltd.	14,500	129,385
NN Group N.V.	53,698	2,334,399
Phoenix Group Holdings PLC	19,770	189,334
Poste Italiane S.p.A.	97,149	988,971	(c)
Power Corporation of Canada	104,180	2,390,252
Rand Merchant Investment Holdings Ltd.	89,330	194,913
Sun Life Financial Inc.	35,890	1,594,485
T&D Holdings Inc.	100,100	1,179,928
		14,866,277

Life Sciences Tools & Services – 0.2%
Divi’s Laboratories Ltd.	9,812	515,916
Sartorius Stedim Biotech	5,151	1,835,290
WuXi AppTec Company Ltd., Class H	14,756	288,884	(c)
		2,640,090

Managed Healthcare – 0.0%*
Triple-S Management Corp., Class B	11,390	243,177	(a)

Marine – 0.2%
China COSCO Holdings Company Ltd., Class H	300,870	360,865	(a)
Costamare Inc.	25,256	209,120
Kuehne + Nagel International AG	10,060	2,285,251
MISC Bhd	156,175	266,730
		3,121,966

Marine Ports & Services – 0.0%*
Westports Holdings Bhd	30,688	32,805
Motorcycle Manufacturers – 0.1%
Bajaj Auto Ltd.	7,372	347,481
Hero MotoCorp Ltd.	13,978	594,951
Yadea Group Holdings Ltd.	120,000	247,928	(c)
		1,190,360

Multi-Line Insurance – 1.3%
Allianz SE	30,329	7,447,785
Assicurazioni Generali S.p.A.	205,635	3,587,883
Baloise Holding AG	4,775	850,798
BB Seguridade Participacoes S.A.	81,649	465,762
China Pacific Insurance Group Company Ltd., Class H	323,779	1,267,331
Gjensidige Forsikring ASA	37,162	830,746
Watford Holdings Ltd.	8,569	296,487	(a)
Zurich Insurance Group AG	20,172	8,523,380
		23,270,172

Multi-Sector Holdings – 0.5%
EXOR N.V.	20,190	1,635,864
Groupe Bruxelles Lambert S.A.	10,323	1,042,286

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
Haci Omer Sabanci Holding A/S	107,091	$165,121
Industrivarden AB	19,835	662,250	(a)
Industrivarden AB, Class C	29,692	959,900	(a)
Kinnevik AB	45,068	2,280,139
L E Lundbergforetagen AB, Class B	14,117	757,371	(a)
Metro Pacific Investments Corp.	1,645,000	146,607
Sofina S.A.	2,865	971,015
		8,620,553

Oil & Gas Refining & Marketing – 0.1%
Cosan S.A.	18,418	268,529
Neste Oyj	21,754	1,574,668
		1,843,197

Oil & Gas Storage & Transportation – 0.0%*
Petronet LNG Ltd.	76,901	260,590
Other Diversified Financial Services – 0.1%
M&G PLC	483,804	1,309,114

Packaged Foods & Meats – 0.4%
China Feihe Ltd.	135,000	316,179	(c)
China Huishan Dairy Holdings Company Ltd.	55,000	—	(i,**)
Chocoladefabriken Lindt & Spruengli AG	191	1,864,732
CJ CheilJedang Corp.	966	338,807
Dali Foods Group Company Ltd.	248,617	142,042	(c)
Grupo Bimbo SAB de C.V., Class A	130,044	282,206
Henan Shuanghui Investment & Development Co. Ltd.	20,085	145,120
Indofood Sukses Makmur Tbk PT	512,036	249,640
Nestle India Ltd.	1,830	460,590
Nestle Malaysia Bhd	1,839	63,502
NH Foods Ltd.	15,230	669,710
Orkla ASA	117,105	1,189,932
PPB Group Bhd	58,813	270,781
QL Resources Bhd	83,188	119,948
Standard Foods Corp.	48,012	104,745
Toyo Suisan Kaisha Ltd.	16,490	801,780
Yihai International Holding Ltd.	16,180	239,971
		7,259,685

Paper Products – 0.1%
Lee & Man Paper Manufacturing Ltd.	148,310	121,458
Mondi PLC	79,370	1,865,568
Nine Dragons Paper Holdings Ltd.	148,310	210,400
		2,197,426

Personal Products – 0.4%
Dabur India Ltd.	61,842	451,961
Hengan International Group Company Ltd.	63,480	449,461
L’Oreal S.A.	18,114	6,888,379
		7,789,801

Pharmaceuticals – 0.8%
Asymchem Laboratories Tianjin Co. Ltd., Class A	1,866	85,920
Aurobindo Pharma Ltd.	34,170	430,846
CanSino Biologics Inc., Class H	3,545	80,694	(a,c)
Humanwell Healthcare Group Company Ltd.	9,400	49,021
Novo Nordisk A/S, Class B	56,056	3,931,338
Recordati Industria Chimica e Farmaceutica SpA	16,617	921,637
Richter Gedeon Nyrt	5,550	139,302
Roche Holding AG	20,577	7,193,046
UCB S.A.	18,289	1,890,452
		14,722,256

Precious Metals & Minerals – 0.0%*
Fresnillo PLC	34,163	527,466
Impala Platinum Holdings Ltd.	10,625	146,043
		673,509

Property & Casualty Insurance – 0.3%
Admiral Group PLC	35,576	1,413,205
Direct Line Insurance Group PLC	253,788	1,106,660

	Number of Shares	Fair Value
Hyundai Marine & Fire Insurance Company Ltd.	7,590	$158,954
Intact Financial Corp.	26,717	3,160,743
		5,839,562

Real Estate Development – 0.1%
Hopson Development Holdings Ltd.	76,000	193,679
KWG Group Holdings Ltd.	148,436	202,538
Land & Houses PCL NVDR	442,602	117,446
Longfor Group Holdings Ltd.	209,776	1,228,271	(c)
Ruentex Development Company Ltd.	96,000	139,740
Shimao Group Holdings Ltd.	139,254	443,596
Yuexiu Property Company Ltd.	846,316	170,271
		2,495,541

Real Estate Operating Companies – 0.2%
Aeon Mall Company Ltd.	20,300	334,646
Deutsche Wohnen SE	63,712	3,405,846
Swire Properties Ltd.	59,000	171,586
		3,912,078

Regional Banks – 0.1%
Bank of Hangzhou Co. Ltd., Class A	41,547	95,415
Bank of Ningbo Company Ltd.	42,082	228,915
Banque Cantonale Vaudoise	5,590	608,990
Chongqing Rural Commercial Bank Company Ltd., Class H	278,378	113,450
		1,046,770

Reinsurance – 0.5%
Hannover Rueck SE	11,229	1,790,223
Muenchener Rueckversicherungs-Gesellschaft AG	26,126	7,761,458
		9,551,681

Renewable Electricity – 0.1%
Engie Brasil Energia S.A.	23,796	201,301
Meridian Energy Ltd.	238,349	1,273,355
		1,474,656

Research & Consulting Services – 0.2%
Thomson Reuters Corp.	32,418	2,650,948
Restaurants – 0.0%*
Saudi Airlines Catering Co.	4,686	96,303
Retail REITs – 0.0%*
Mapletree Commercial Trust	386,446	622,805

Security & Alarm Services – 0.0%*
S-1 Corp.	2,070	161,972

Semiconductor Equipment – 0.2%
SolarEdge Technologies Inc.	7,574	2,417,015	(a)
Xinyi Solar Holdings Ltd.	475,878	1,242,806
		3,659,821

Semiconductors – 0.4%
ASMedia Technology Inc.	2,000	111,752
Novatek Microelectronics Corp.	67,061	880,686
Phison Electronics Corp.	17,592	208,176
Realtek Semiconductor Corp.	12,040	167,329
Shenzhen SC New Energy Technology Corp.	2,200	49,305
Silergy Corp.	6,222	533,669
STMicroelectronics N.V.	11,599	429,732
Taiwan Semiconductor Manufacturing Company Ltd.	235,350	4,439,302
Vanguard International Semiconductor Corp.	58,330	240,810
		7,060,761

Soft Drinks – 0.0%*
Fraser & Neave Holdings Bhd	17,135	136,654
Osotspa PCL	87,621	103,823
		240,477

Specialty Chemicals – 0.4%
Covestro AG	5,692	351,565	(c)
Croda International PLC	25,991	2,343,452
EMS-Chemie Holding AG	1,523	1,469,675
Evonik Industries AG	17,062	556,977

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
Givaudan S.A.	292	$1,232,151
JSR Corp.	37,761	1,051,142
Shenzhen Capchem Technology Company Ltd.	2,800	43,703
		7,048,665
Specialty Stores – 0.0%*
Jarir Marketing Co.	6,858	316,979
Steel – 0.4%
Baoshan Iron & Steel Company Ltd.	79,100	72,444
Fortescue Metals Group Ltd.	315,757	5,708,812
Novolipetskiy Metallurgicheskiy Kombinat PAO GDR	13,900	385,586
Severstal PAO GDR	24,426	429,165
voestalpine AG	21,563	773,034
		7,369,041
Systems Software – 0.1%
Check Point Software Technologies Ltd.	7,633	1,014,502	(a)
Oracle Corporation Japan	7,137	929,756
		1,944,258
Technology Distributors – 0.0%*
Synnex Technology International Corp.	155,218	259,636
WPG Holdings Ltd.	185,938	283,890
		543,526
Technology Hardware, Storage & Peripherals – 0.6%
Asustek Computer Inc.	7,053	62,879
Chicony Electronics Company Ltd.	69,250	212,448
Compal Electronics Inc.	488,445	359,841
FUJIFILM Holdings Corp.	67,115	3,535,003
Inventec Corp.	292,249	249,625
Lite-On Technology Corp.	201,095	356,414
Logitech International S.A.	9,705	943,327
Pegatron Corp.	228,284	546,783
Quanta Computer Inc.	338,308	974,059
Samsung Electronics Company Ltd.	30,528	2,276,322
Wistron Corp.	331,483	365,719
		9,882,420
Tires & Rubber – 0.4%
Balkrishna Industries Ltd.	8,587	193,475
Bridgestone Corp.	99,796	3,270,954
Cie Generale des Etablissements Michelin SCA	31,637	4,062,557
		7,526,986
Tobacco – 0.0%*
British American Tobacco PLC	4,556	168,649
Trading Companies & Distributors – 0.7%
Bunzl PLC	7,781	259,843
Ferguson PLC	41,929	5,091,848
ITOCHU Corp.	251,205	7,211,697
		12,563,388
Trucking – 0.1%
Nippon Express Company Ltd.	13,400	899,433
Wireless Telecommunication Services – 0.4%
China Mobile Ltd.	96,802	551,809
Intouch Holdings PCL	264,172	495,984
KDDI Corp.	170,508	5,063,466
PLDT Inc.	4,295	119,843
SK Telecom Company Ltd.	768	168,263
Taiwan Mobile Company Ltd.	135,194	475,859
Vodacom Group Ltd.	74,944	634,655
		7,509,879
Total Common Stock (Cost $373,263,833)		440,453,159

Preferred Stock – 0.3%

Automobile Manufacturers – 0.1%
Bayerische Motoren Werke AG	10,561	713,290

	Number of Shares	Fair Value
Hyundai Motor Co.	4,255	$350,960
Hyundai Motor Co.	2,699	219,885
		1,284,135
Commodity Chemicals – 0.1%
FUCHS PETROLUB SE	12,910	733,568
LG Chem Ltd.	897	315,019
		1,048,587
Technology Hardware, Storage & Peripherals – 0.1%
Samsung Electronics Company Ltd.	44,973	3,047,052
Total Preferred Stock (Cost $3,543,624)		5,379,774
Total Foreign Equity (Cost $376,807,457)		445,832,933

		Principal Amount	Fair Value
Bonds and Notes – 22.6%
U.S. Treasuries – 8.2%
U.S. Treasury Bonds
1.13%	08/15/40	$300,000	284,109
1.25%	05/15/50	550,000	499,211
1.38%	11/15/40 - 08/15/50	200,000	192,562
1.63%	11/15/50	200,000	199,219
2.00%	02/15/50	350,000	380,352
2.25%	08/15/46 - 08/15/49	800,000	914,641
2.38%	11/15/49	350,000	411,414
2.50%	02/15/45 - 05/15/46	910,000	1,086,670
2.75%	11/15/42 - 11/15/47	925,000	1,154,253
2.88%	05/15/43 - 05/15/49	800,000	1,022,063
3.00%	05/15/42 - 02/15/49	2,450,000	3,198,406
3.13%	02/15/43 - 05/15/48	700,000	923,532
3.38%	05/15/44 - 11/15/48	400,000	554,594
3.63%	02/15/44	540,000	764,606
3.75%	08/15/41	100,000	142,078
4.25%	05/15/39 - 11/15/40	200,000	298,547
4.38%	02/15/38 - 05/15/40	400,000	603,844
4.50%	02/15/36	100,000	146,734
4.63%	02/15/40	100,000	155,797
5.25%	02/15/29	200,000	270,969
5.50%	08/15/28	200,000	271,219
6.00%	02/15/26	427,000	548,261
6.13%	08/15/29	200,000	289,594
6.38%	08/15/27	200,000	275,469
7.63%	11/15/22 - 02/15/25	500,000	601,836
U.S. Treasury Inflation Indexed Bonds
0.13%	07/15/30	2,742,039	3,078,785
0.25%	02/15/50	1,012,790	1,208,470
0.63%	02/15/43	1,075,913	1,342,586
0.75%	02/15/42 - 02/15/45	2,833,376	3,637,889
0.88%	02/15/47	884,518	1,190,436
1.00%	02/15/46 - 02/15/49	2,432,309	3,380,855
1.38%	02/15/44	1,340,700	1,932,788
1.75%	01/15/28	994,328	1,220,786
2.00%	01/15/26	1,311,910	1,560,635
2.13%	02/15/40 - 02/15/41	1,255,532	1,961,013
2.38%	01/15/25 - 01/15/27	3,190,564	3,827,097
2.50%	01/15/29	1,212,780	1,594,531
3.38%	04/15/32	366,740	559,316
3.63%	04/15/28	853,247	1,174,600
3.88%	04/15/29	1,029,542	1,484,663
U.S. Treasury Inflation Indexed Notes
0.13%	01/15/22 - 01/15/30	23,559,968	25,012,899
0.25%	01/15/25 - 07/15/29	4,808,705	5,299,030
0.38%	07/15/23 - 07/15/27	10,627,262	11,648,669
0.50%	04/15/24 - 01/15/28	4,964,315	5,493,545
0.63%	04/15/23 - 01/15/26	8,158,219	8,807,330
0.75%	07/15/28	2,059,080	2,397,001
0.88%	01/15/29	1,753,074	2,061,697

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
U.S. Treasury Notes
0.13%	05/15/23 - 10/15/23	$1,200,000	$1,199,297
0.25%	04/15/23 - 12/31/25	2,300,000	2,295,555
0.38%	04/30/25	200,000	200,734
0.50%	03/15/23 - 10/31/27	1,700,000	1,700,437
0.63%	05/15/30 - 08/15/30	650,000	634,649
0.88%	11/15/30	300,000	298,969
1.13%	02/28/22 - 02/28/27	1,400,000	1,440,766
1.25%	08/31/24	500,000	518,633
1.38%	01/31/22 - 08/31/26	900,000	931,785
1.50%	08/15/22 - 02/15/30	3,050,000	3,179,071
1.63%	08/31/22 - 08/15/29	2,140,000	2,247,924
1.75%	05/31/22 - 11/15/29	3,500,000	3,657,504
1.88%	01/31/22 - 07/31/26	2,200,000	2,259,363
2.00%	10/31/22 - 08/15/25	1,844,000	1,962,244
2.13%	12/31/22 - 05/31/26	3,900,000	4,159,721
2.25%	04/30/24 - 11/15/27	3,590,000	3,907,850
2.38%	01/31/23 - 05/15/29	1,800,000	1,992,766
2.50%	08/15/23 - 05/15/24	1,000,000	1,069,492
2.63%	02/28/23 - 02/15/29	2,400,000	2,631,367
2.75%	04/30/23 - 02/15/28	3,600,000	3,884,508
2.88%	09/30/23 - 08/15/28	2,900,000	3,247,781
3.00%	09/30/25	300,000	337,594
3.13%	11/15/28	400,000	473,562
			149,296,173
Agency Mortgage Backed – 5.0%
Federal Home Loan Banks
2.50%	02/13/24	440,000	471,420
3.25%	11/16/28	125,000	149,022
Federal Home Loan Mortgage Corp.
0.13%	10/16/23	380,000	379,483
2.00%	09/01/50	779,322	809,742
2.50%	01/01/28 - 09/01/50	4,428,455	4,663,148
3.00%	07/01/30 - 04/01/50	8,337,219	8,835,910
3.50%	03/01/26 - 11/01/49	5,231,818	5,614,212
4.00%	06/01/42 - 03/01/49	2,160,129	2,345,779
4.50%	05/01/42 - 03/01/49	648,870	704,576
5.50%	01/01/38 - 04/01/39	234,514	276,566
6.00%	06/01/37 - 11/01/37	229,612	270,892
6.25%	07/15/32	250,000	387,077
Federal National Mortgage Assoc.
0.25%	05/22/23 - 07/10/23	955,000	956,772
1.50%	12/01/50	673,149	680,407
1.75%	07/02/24	225,000	236,799
2.00%	11/01/35 - 12/01/50	6,402,109	6,659,660
2.13%	04/24/26	200,000	217,820
2.50%	09/01/28 - 11/01/50	7,049,288	7,419,734
2.63%	01/11/22	500,000	512,790
3.00%	01/01/28 - 07/01/50	6,497,256	6,929,380
3.50%	01/01/27 - 06/01/50	6,721,501	7,179,921
4.00%	10/01/41 - 02/01/50	5,149,538	5,585,604
4.50%	01/01/27 - 09/01/49	2,472,318	2,744,133
5.00%	12/01/39 - 05/01/41	164,111	186,503
5.50%	12/01/35 - 04/01/38	816,181	949,778
6.00%	03/01/34 - 08/01/37	1,085,726	1,275,239
6.63%	11/15/30	100,000	151,373
1.50%	TBA	800,000	815,620	(d)
2.00%	TBA	2,575,000	2,678,374	(d)
Government National Mortgage Assoc.
2.00%	10/20/50	657,856	688,352
2.50%	05/20/45 - 10/20/50	2,974,506	3,151,703
3.00%	10/15/42 - 07/20/50	5,783,613	6,127,585
3.50%	03/20/45 - 02/20/50	5,426,301	5,825,008
4.00%	12/20/40 - 07/20/49	2,481,513	2,708,990
4.50%	05/20/40 - 01/20/49	1,277,044	1,409,752
5.00%	08/15/41	839,888	938,620
2.00%	TBA	500,000	522,615	(d)
			91,460,359
Agency Collateralized Mortgage Obligations – 0.2%
Federal Home Loan Mortgage Corp.
1.48%	04/25/30	69,643	71,698
1.56%	04/25/30	40,000	41,426

		Principal Amount	Fair Value
1.87%	01/25/30	$58,333	$61,876
2.57%	07/25/26	352,000	383,912
2.75%	01/25/26	300,000	328,518
3.18%	11/25/28	291,808	324,643
3.30%	04/25/23	100,000	106,342	(e)
3.39%	03/25/24	200,000	217,256
3.56%	01/25/29	200,000	236,906
3.78%	08/25/28	191,071	216,831
Federal National Mortgage Assoc.
1.27%	07/25/30	80,000	80,418
3.08%	06/25/27	261,000	296,362	(e)
3.37%	07/25/28	500,000	583,576	(e)
3.64%	08/25/30	200,000	240,334	(e)
			3,190,098
Asset Backed – 0.1%
American Express Credit Account Master Trust
2.35%	05/15/25	100,000	103,798
Americredit Automobile Receivables Trust 2018-1
3.50%	01/18/24	75,000	77,543
Capital One Multi-Asset Execution Trust
2.84%	12/15/24	250,000	257,290
Carmax Auto Owner Trust 2018-4
3.48%	02/15/24	150,000	158,607
Discover Card Execution Note Trust
3.04%	07/15/24	60,000	61,746
Ford Credit Auto Owner Trust 2020-B
0.56%	10/15/24	189,000	189,834
Honda Auto Receivables 2019-4 Owner Trust
1.83%	01/18/24	100,000	102,022
Mercedes-Benz Auto Lease Trust 2020-A
1.88%	09/15/25	250,000	255,646
			1,206,486
Corporate Notes – 8.2%
3M Co.
3.00%	08/07/25	40,000	44,397
3.25%	02/14/24	75,000	81,381
3.38%	03/01/29	50,000	57,852
3.63%	09/14/28	25,000	29,194
4.00%	09/14/48	55,000	70,352
Abbott Laboratories
2.55%	03/15/22	130,000	133,488
3.75%	11/30/26	57,000	66,766
4.75%	11/30/36	100,000	137,121
4.90%	11/30/46	100,000	147,692
AbbVie Inc.
2.60%	11/21/24	50,000	53,591
3.20%	11/21/29	105,000	118,272
3.25%	10/01/22	300,000	312,471
3.75%	11/14/23	35,000	38,173
3.80%	03/15/25	300,000	335,007
4.25%	11/14/28 - 11/21/49	60,000	74,585
4.30%	05/14/36	100,000	123,525
4.40%	11/06/42	150,000	187,974
4.50%	05/14/35	70,000	88,112
4.70%	05/14/45	50,000	65,223
4.75%	03/15/45	100,000	130,933
4.88%	11/14/48	25,000	33,994
Activision Blizzard Inc.
2.50%	09/15/50	180,000	174,677
Adobe Inc.
1.90%	02/01/25	100,000	105,690
3.25%	02/01/25	70,000	77,255
Advocate Health & Hospitals Corp.
3.39%	10/15/49	25,000	28,240
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.45%	10/01/25 - 04/03/26	150,000	167,466
6.50%	07/15/25	150,000	179,319
Aetna Inc.
2.75%	11/15/22	50,000	51,870
Aflac Inc.
3.63%	11/15/24	50,000	55,980

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
African Development Bank
0.75%	04/03/23	$100,000	$101,191
Agilent Technologies Inc.
2.10%	06/04/30	115,000	119,518
2.75%	09/15/29	25,000	27,307
Air Lease Corp.
2.88%	01/15/26	120,000	126,961
3.38%	07/01/25	95,000	102,621
3.88%	07/03/23	50,000	53,278
4.25%	02/01/24	100,000	108,501
Air Products & Chemicals Inc.
1.50%	10/15/25	10,000	10,426
2.05%	05/15/30	10,000	10,677
2.70%	05/15/40	25,000	26,884
2.80%	05/15/50	20,000	21,980
Aircastle Ltd.
4.13%	05/01/24	20,000	21,257
5.00%	04/01/23	20,000	21,451
5.50%	02/15/22	20,000	20,914
Alabama Power Co.
3.45%	10/01/49	50,000	58,873
Alexandria Real Estate Equities Inc.
1.88%	02/01/33	170,000	169,436
3.45%	04/30/25	100,000	110,894
4.00%	02/01/50	25,000	31,394
4.70%	07/01/30	15,000	18,622
Alibaba Group Holding Ltd.
4.00%	12/06/37	100,000	117,960
4.20%	12/06/47	60,000	75,203
Allegion PLC
3.50%	10/01/29	15,000	16,571
Ally Financial Inc.
1.45%	10/02/23	270,000	275,600
Alphabet Inc.
0.45%	08/15/25	90,000	89,983
1.10%	08/15/30	65,000	63,903
1.90%	08/15/40	100,000	97,584
2.05%	08/15/50	165,000	157,271
3.38%	02/25/24	125,000	136,679
Altria Group Inc.
2.63%	09/16/26	100,000	107,878
3.80%	02/14/24	20,000	21,847
4.25%	08/09/42	113,000	125,944
4.45%	05/06/50	120,000	141,857
4.80%	02/14/29	40,000	47,961
5.38%	01/31/44	70,000	89,095
5.80%	02/14/39	15,000	19,746
5.95%	02/14/49	40,000	55,884
6.20%	02/14/59	15,000	21,287
Amazon.com Inc.
0.40%	06/03/23	105,000	105,448
0.80%	06/03/25	135,000	136,998
1.50%	06/03/30	65,000	66,183
2.50%	06/03/50	80,000	82,902
3.15%	08/22/27	100,000	113,759
3.88%	08/22/37	100,000	124,599
4.25%	08/22/57	100,000	141,734
4.80%	12/05/34	150,000	206,061
America Movil SAB de C.V.
2.88%	05/07/30	100,000	108,659
3.13%	07/16/22	50,000	51,977
6.13%	03/30/40	100,000	147,924
American Airlines 2019-1 Class AA Pass Through Trust
3.15%	08/15/33	72,392	69,961
American Campus Communities Operating Partnership LP
3.63%	11/15/27	30,000	32,987
American Electric Power Company Inc.
3.20%	11/13/27	100,000	112,099
American Express Co.
2.75%	05/20/22	100,000	103,144
3.00%	10/30/24	100,000	109,113
3.40%	02/27/23	100,000	106,357

		Principal Amount	Fair Value
3.63%	12/05/24	$50,000	$55,540
American Financial Group Inc.
3.50%	08/15/26	65,000	71,511
American Homes 4 Rent LP
4.90%	02/15/29	100,000	120,741
American Honda Finance Corp.
1.20%	07/08/25	150,000	153,463
1.95%	05/20/22	15,000	15,341
2.40%	06/27/24	25,000	26,579
2.60%	11/16/22	100,000	104,262
American International Group Inc.
2.50%	06/30/25	100,000	107,546
3.40%	06/30/30	100,000	114,489
4.25%	03/15/29	100,000	120,098
4.38%	06/30/50	65,000	84,557
4.50%	07/16/44	50,000	63,960
4.88%	06/01/22	100,000	106,193
American Tower Corp.
2.40%	03/15/25	100,000	106,514
3.10%	06/15/50	200,000	206,242
3.50%	01/31/23	50,000	53,063
3.95%	03/15/29	100,000	116,392
American Water Capital Corp.
2.80%	05/01/30	100,000	110,295
Ameriprise Financial Inc.
3.00%	03/22/22	15,000	15,484
AmerisourceBergen Corp.
3.45%	12/15/27	100,000	113,863
Amgen Inc.
2.20%	02/21/27	100,000	106,884
3.15%	02/21/40	275,000	299,964
3.20%	11/02/27	100,000	112,584
3.38%	02/21/50	75,000	83,708
4.56%	06/15/48	50,000	65,810
4.66%	06/15/51	105,000	142,562
Amphenol Corp.
2.80%	02/15/30	50,000	55,176
4.35%	06/01/29	25,000	30,771
Anheuser-Busch Companies LLC/Anheuser-Busch InBev Worldwide Inc.
4.70%	02/01/36	150,000	190,153
4.90%	02/01/46	120,000	155,924
Anheuser-Busch InBev Worldwide Inc.
3.50%	06/01/30	100,000	115,883
4.00%	04/13/28	55,000	64,782
4.38%	04/15/38	115,000	141,995
4.50%	06/01/50	100,000	126,206
4.60%	04/15/48	135,000	170,267
4.75%	01/23/29 - 04/15/58	105,000	133,584
5.45%	01/23/39	35,000	47,396
5.55%	01/23/49	65,000	92,190
5.80%	01/23/59	25,000	38,297
Anthem Inc.
3.30%	01/15/23	100,000	105,849
3.70%	09/15/49	100,000	119,206
4.38%	12/01/47	65,000	84,226
4.65%	01/15/43	100,000	131,435
Aon Corp.
3.75%	05/02/29	25,000	29,202
4.50%	12/15/28	100,000	120,705
Apple Inc.
0.75%	05/11/23	100,000	101,243
2.40%	01/13/23 - 08/20/50	160,000	164,316
2.50%	02/09/22	50,000	51,143
2.75%	01/13/25	50,000	54,274
3.00%	11/13/27	100,000	112,840
3.25%	02/23/26	60,000	67,275
3.75%	11/13/47	50,000	63,123
4.38%	05/13/45	65,000	89,354
4.50%	02/23/36	150,000	202,194
4.65%	02/23/46	185,000	264,054
Applied Materials Inc.
3.90%	10/01/25	60,000	68,794

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Aptiv Corp.
4.15%	03/15/24	$50,000	$55,008
Arch Capital Finance LLC
4.01%	12/15/26	100,000	116,057
5.03%	12/15/46	100,000	136,370
Ares Capital Corp.
3.88%	01/15/26	100,000	108,392
4.20%	06/10/24	65,000	70,777
Arizona Public Service Co.
2.65%	09/15/50	65,000	67,207
4.25%	03/01/49	25,000	32,359
Arrow Electronics Inc.
4.00%	04/01/25	40,000	43,736
Ascension Health
3.95%	11/15/46	125,000	160,149
Asian Development Bank
0.25%	07/14/23	135,000	135,104
0.75%	10/08/30	200,000	194,924
1.75%	09/19/29	50,000	53,252
1.88%	07/19/22	200,000	205,200
2.13%	03/19/25	200,000	214,448
2.63%	01/30/24	200,000	214,422
2.75%	03/17/23	295,000	311,434
3.13%	09/26/28	25,000	29,267
Assurant Inc.
4.90%	03/27/28	50,000	57,968
AstraZeneca PLC
0.70%	04/08/26	150,000	149,146
1.38%	08/06/30	100,000	98,808
2.13%	08/06/50	115,000	107,853
3.50%	08/17/23	25,000	26,949
4.00%	01/17/29	20,000	23,866
4.38%	08/17/48	20,000	26,887
6.45%	09/15/37	50,000	76,789
AT&T Inc.
1.65%	02/01/28	45,000	45,995
2.25%	02/01/32	110,000	111,430
2.75%	06/01/31	100,000	106,856
3.10%	02/01/43	300,000	305,028
3.30%	02/01/52	150,000	148,828
3.40%	05/15/25	100,000	111,116
3.50%	09/15/53	198,000	199,099	(c)
3.55%	09/15/55	186,000	186,809	(c)
3.65%	06/01/51	100,000	104,654
3.80%	12/01/57	58,000	60,583	(c)
4.10%	02/15/28	106,000	124,492
4.30%	02/15/30	20,000	23,871
4.35%	03/01/29 - 06/15/45	150,000	176,957
4.50%	05/15/35	95,000	115,099
4.75%	05/15/46	150,000	184,741
Athene Holding Ltd.
3.50%	01/15/31	10,000	10,626
Atmos Energy Corp.
4.30%	10/01/48	100,000	132,570
Australia & New Zealand Banking Group Ltd.
3.70%	11/16/25	50,000	57,378
Automatic Data Processing Inc.
1.25%	09/01/30	40,000	39,967
AutoNation Inc.
3.80%	11/15/27	50,000	55,148
AutoZone Inc.
3.75%	04/18/29	100,000	115,177
AvalonBay Communities Inc.
3.20%	01/15/28	40,000	44,610
3.45%	06/01/25	115,000	128,081
Avangrid Inc.
3.20%	04/15/25	100,000	109,598
3.80%	06/01/29	50,000	57,572
AXA S.A.
8.60%	12/15/30	100,000	155,669
Baidu Inc.
3.08%	04/07/25	100,000	107,044

		Principal Amount	Fair Value
4.38%	03/29/28	$100,000	$115,275
Baker Hughes a GE Company LLC/Baker Hughes Co-Obligor Inc.
2.77%	12/15/22	50,000	52,231
3.34%	12/15/27	50,000	56,168
4.08%	12/15/47	50,000	57,072
Banco Bilbao Vizcaya Argentaria S.A.
0.88%	09/18/23	100,000	100,773
Banco Santander S.A.
3.13%	02/23/23	100,000	105,287
3.31%	06/27/29	100,000	112,477
3.80%	02/23/28	100,000	113,255
4.25%	04/11/27	100,000	115,822
Bank of America Corp.
3.50%	04/19/26	145,000	164,402
3.88%	08/01/25	50,000	57,019
3.95%	04/21/25	55,000	61,972
4.00%	04/01/24	50,000	55,472
4.18%	11/25/27	100,000	116,005
6.11%	01/29/37	100,000	145,873
Bank of America Corp. (0.81% fixed rate until 10/24/23; 0.74% + SOFR thereafter)
0.81%	10/24/24	200,000	201,950	(e)
Bank of America Corp. (0.98% fixed rate until 09/25/24; 0.91% + SOFR thereafter)
0.98%	09/25/25	200,000	202,352	(e)
Bank of America Corp. (1.20% fixed rate until 10/24/25; 1.01% + SOFR thereafter)
1.20%	10/24/26	100,000	101,569	(e)
Bank of America Corp. (1.32% fixed rate until 06/19/25; 1.15% + SOFR thereafter)
1.32%	06/19/26	150,000	152,763	(e)
Bank of America Corp. (1.92% fixed rate until 10/24/30; 1.37% + SOFR thereafter)
1.92%	10/24/31	100,000	101,323	(e)
Bank of America Corp. (2.46% fixed rate until 10/22/24; 0.87% + 3 month USD LIBOR thereafter)
2.46%	10/22/25	100,000	106,674	(e)
Bank of America Corp. (2.59% fixed rate until 04/29/30; 2.15% + SOFR thereafter)
2.59%	04/29/31	75,000	80,265	(e)
Bank of America Corp. (2.83% fixed rate until 10/24/50; 1.88% + SOFR thereafter)
2.83%	10/24/51	125,000	129,945	(e)
Bank of America Corp. (2.88% fixed rate until 10/22/29; 1.19% + 3 month USD LIBOR thereafter)
2.88%	10/22/30	100,000	109,409	(e)
Bank of America Corp. (3.19% fixed rate until 07/23/29; 1.18% + 3 month USD LIBOR thereafter)
3.19%	07/23/30	50,000	55,941	(e)
Bank of America Corp. (3.42% fixed rate until 12/20/27; 1.04% + 3 month USD LIBOR thereafter)
3.42%	12/20/28	107,000	120,694	(e)
Bank of America Corp. (3.46% fixed rate until 03/15/24; 0.97% + 3 month USD LIBOR thereafter)
3.46%	03/15/25	100,000	108,922	(e)
Bank of America Corp. (3.55% fixed rate until 03/05/23; 0.78% + 3 month USD LIBOR thereafter)
3.55%	03/05/24	100,000	106,798	(e)
Bank of America Corp. (3.56% fixed rate until 04/23/26; 1.06% + 3 month USD LIBOR thereafter)
3.56%	04/23/27	100,000	112,944	(e)
Bank of America Corp. (3.95% fixed rate until 01/23/48; 1.19% + 3 month USD LIBOR thereafter)
3.95%	01/23/49	100,000	124,355	(e)
Bank of America Corp. (3.97% fixed rate until 03/05/28; 1.07% + 3 month USD LIBOR thereafter)
3.97%	03/05/29	100,000	116,516	(e)
Bank of America Corp. (4.08% fixed rate until 03/20/50; 3.15% + 3 month USD LIBOR therefter)
4.08%	03/20/51	100,000	126,498	(e)

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Bank of America Corp. (4.08% fixed rate until 04/23/39; 1.32% + 3 month USD LIBOR thereafter)
4.08%	04/23/40	$150,000	$184,438	(e)
Bank of America Corp. (4.24% fixed rate until 04/24/37; 1.81% + 3 month USD LIBOR thereafter)
4.24%	04/24/38	50,000	61,741	(e)
Bank of America Corp. (4.33% fixed rate until 03/15/49; 1.52% + 3 month USD LIBOR thereafter)
4.33%	03/15/50	100,000	130,226	(e)
Bank of Montreal
2.05%	11/01/22	20,000	20,645
2.90%	03/26/22	50,000	51,623
3.30%	02/05/24	200,000	217,030
Banner Health
2.34%	01/01/30	75,000	78,660
Barclays PLC
3.65%	03/16/25	50,000	55,208
4.38%	01/12/26	200,000	230,316
Barclays PLC (2.85% fixed rate until 05/07/25; 2.45% + 3 month USD LIBOR therefter)
2.85%	05/07/26	200,000	214,812	(e)
Barclays PLC (3.56% fixed rate until 09/23/30; 2.9% + 5 year CMT Rate thereafter)
3.56%	09/23/35	100,000	107,719	(e)
Barclays PLC (4.61% fixed rate until 02/15/22; 1.40% + 3 month USD LIBOR thereafter)
4.61%	02/15/23	100,000	104,382	(e)
Barclays PLC (4.97% fixed rate until 05/16/28; 1.90% + 3 month USD LIBOR thereafter)
4.97%	05/16/29	100,000	120,290	(e)
BAT Capital Corp.
2.79%	09/06/24	100,000	106,949
3.56%	08/15/27	100,000	111,486
Baxalta Inc.
4.00%	06/23/25	30,000	33,906
Baxter International Inc.
2.60%	08/15/26	130,000	142,031
BBVA USA
3.88%	04/10/25	50,000	56,065
Becton Dickinson and Co.
3.70%	06/06/27	66,000	75,507
3.73%	12/15/24	50,000	55,381
Bell Canada Inc.
4.30%	07/29/49	30,000	39,154
Berkshire Hathaway Energy Co.
4.05%	04/15/25	100,000	113,534	(c)
4.25%	10/15/50	100,000	129,011	(c)
4.45%	01/15/49	100,000	132,132
Berkshire Hathaway Finance Corp.
2.85%	10/15/50	100,000	107,250
3.00%	05/15/22	100,000	103,863
4.20%	08/15/48	100,000	131,990
4.25%	01/15/49	100,000	132,487
Best Buy Company Inc.
4.45%	10/01/28	25,000	30,091
Biogen Inc.
2.25%	05/01/30	85,000	88,440
4.05%	09/15/25	80,000	91,671
5.20%	09/15/45	50,000	67,115
Black Hills Corp.
3.88%	10/15/49	25,000	29,233
4.35%	05/01/33	30,000	36,303
BlackRock Inc.
1.90%	01/28/31	25,000	26,184
2.40%	04/30/30	20,000	21,855
3.25%	04/30/29	60,000	69,241
Boardwalk Pipelines LP
4.80%	05/03/29	20,000	22,900
Booking Holdings Inc.
3.55%	03/15/28	100,000	114,687
BorgWarner Inc.
2.65%	07/01/27	25,000	26,956

		Principal Amount	Fair Value
Boston Properties LP
3.40%	06/21/29	$50,000	$55,817
3.85%	02/01/23	150,000	159,621
Boston Scientific Corp.
1.90%	06/01/25	125,000	130,850
2.65%	06/01/30	100,000	107,196
4.55%	03/01/39	50,000	64,165
BP Capital Markets America Inc.
2.77%	11/10/50	100,000	99,448
2.94%	04/06/23	200,000	211,232
3.19%	04/06/25	100,000	109,991
3.41%	02/11/26	50,000	56,062
3.94%	09/21/28	100,000	117,577
4.23%	11/06/28	50,000	59,705
BP Capital Markets PLC
2.50%	11/06/22	100,000	103,956
3.06%	03/17/22	110,000	113,502
BPCE S.A.
4.00%	04/15/24	50,000	55,421
Brandywine Operating Partnership LP
4.55%	10/01/29	25,000	28,029
Bristol-Myers Squibb Co.
0.54%	11/13/23	35,000	35,055
0.75%	11/13/25	50,000	50,340
1.13%	11/13/27	50,000	50,467
1.45%	11/13/30	30,000	30,123
2.00%	08/01/22	50,000	51,333
2.35%	11/13/40	20,000	20,471
2.55%	11/13/50	30,000	30,658
2.60%	05/16/22	50,000	51,592
2.75%	02/15/23	50,000	52,425
3.40%	07/26/29	55,000	63,936
3.45%	11/15/27	50,000	57,598
4.13%	06/15/39	15,000	19,230
4.25%	10/26/49	40,000	53,962
4.35%	11/15/47	50,000	67,303
5.00%	08/15/45	50,000	72,141
5.25%	08/15/43	120,000	171,613
British Telecommunications PLC
9.63%	12/15/30	50,000	82,854
Brixmor Operating Partnership LP
4.05%	07/01/30	100,000	115,019
4.13%	05/15/29	50,000	57,476
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.65%	01/15/23	100,000	104,110
Broadcom Inc.
2.25%	11/15/23	135,000	141,037
3.15%	11/15/25	140,000	152,887
3.46%	09/15/26	115,000	127,614
4.30%	11/15/32	130,000	154,085
4.75%	04/15/29	100,000	119,300
Broadridge Financial Solutions Inc.
3.40%	06/27/26	80,000	90,136
Brookfield Finance Inc.
3.90%	01/25/28	100,000	115,388
Brown & Brown Inc.
4.50%	03/15/29	100,000	118,259
Brown-Forman Corp.
4.00%	04/15/38	30,000	37,123
Bunge Limited Finance Corp.
1.63%	08/17/25	50,000	51,520
4.35%	03/15/24	50,000	55,242
Burlington Northern Santa Fe LLC
3.55%	02/15/50	100,000	122,598
5.75%	05/01/40	100,000	148,360
California Institute of Technology
3.65%	09/01/19	20,000	22,446
Camden Property Trust
2.80%	05/15/30	10,000	11,102
3.35%	11/01/49	10,000	11,470
4.10%	10/15/28	10,000	11,884

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Campbell Soup Co.
2.38%	04/24/30	$15,000	$15,833
3.65%	03/15/23	15,000	16,018
4.15%	03/15/28	50,000	58,794
4.80%	03/15/48	20,000	26,642
Canadian Imperial Bank of Commerce
2.25%	01/28/25	100,000	106,079
3.10%	04/02/24	100,000	108,238
Canadian National Railway Co.
2.95%	11/21/24	55,000	59,386
Canadian Natural Resources Ltd.
3.80%	04/15/24	50,000	54,219
3.85%	06/01/27	100,000	112,347
3.90%	02/01/25	50,000	55,279
Canadian Pacific Railway Co.
2.05%	03/05/30	20,000	21,004
2.90%	02/01/25	50,000	54,188
Capital One Financial Corp.
3.75%	07/28/26 - 03/09/27	230,000	261,488
3.90%	01/29/24	125,000	136,845
4.20%	10/29/25	90,000	102,609
Cardinal Health Inc.
3.20%	03/15/23	50,000	52,918
Carrier Global Corp.
1.92%	02/15/23	10,000	10,303
2.24%	02/15/25	15,000	15,870
2.49%	02/15/27	15,000	16,180
2.72%	02/15/30	25,000	26,726
3.38%	04/05/40	15,000	16,448
3.58%	04/05/50	25,000	27,962
Caterpillar Financial Services Corp.
0.45%	09/14/23	100,000	100,343
0.95%	05/13/22	100,000	100,939
1.95%	11/18/22	50,000	51,567
2.55%	11/29/22	50,000	52,166
3.25%	12/01/24	100,000	110,377
Caterpillar Inc.
3.25%	04/09/50	100,000	117,450
3.80%	08/15/42	100,000	126,149
Celulosa Arauco y Constitucion S.A.
3.88%	11/02/27	100,000	110,841
CenterPoint Energy Houston Electric LLC
4.25%	02/01/49	110,000	145,302
4.50%	04/01/44	50,000	66,565
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%	04/01/31	65,000	68,552
3.70%	04/01/51	105,000	108,391
4.46%	07/23/22	100,000	105,403
4.80%	03/01/50	95,000	112,831
4.91%	07/23/25	135,000	156,732
6.48%	10/23/45	150,000	211,872
Cheniere Corpus Christi Holdings LLC
3.70%	11/15/29	45,000	50,052
Chevron Corp.
2.41%	03/03/22	45,000	45,959
2.90%	03/03/24	50,000	53,605
2.95%	05/16/26	100,000	111,008
2.98%	05/11/40	215,000	238,229
Choice Hotels International Inc.
3.70%	12/01/29	25,000	27,339
Chubb INA Holdings Inc.
1.38%	09/15/30	165,000	164,451
4.35%	11/03/45	100,000	135,354
Cigna Corp.
2.40%	03/15/30	15,000	15,964
3.40%	03/15/50	160,000	179,550
3.75%	07/15/23	37,000	39,963
4.38%	10/15/28	40,000	48,294
4.80%	08/15/38	30,000	39,013
4.90%	12/15/48	130,000	178,574
Cimarex Energy Co.
4.38%	03/15/29	50,000	56,801

		Principal Amount	Fair Value
Cintas Corporation No. 2
3.70%	04/01/27	$100,000	$115,178
Cisco Systems Inc.
5.90%	02/15/39	100,000	153,336
Citibank NA
3.65%	01/23/24	100,000	109,339
Citigroup Inc.
2.70%	10/27/22	100,000	104,013
3.88%	03/26/25	50,000	55,978
4.30%	11/20/26	100,000	116,676
4.75%	05/18/46	50,000	66,381
5.88%	01/30/42	72,000	109,741
6.13%	08/25/36	155,000	217,104
Citigroup Inc. (0.78% fixed rate until 10/30/23; 0.69% + SOFR thereafter)
0.78%	10/30/24	100,000	100,731	(e)
Citigroup Inc. (2.98% fixed rate until 11/05/29; 1.42% + SOFR thereafter)
2.98%	11/05/30	50,000	55,073	(e)
Citigroup Inc. (3.11% fixed rate until 04/08/25; 2.75% + SOFR thereafter)
3.11%	04/08/26	100,000	109,453	(e)
Citigroup Inc. (3.35% fixed rate until 04/24/24; 0.90% + 3 month USD LIBOR thereafter)
3.35%	04/24/25	100,000	108,817	(e)
Citigroup Inc. (3.52% fixed rate until 10/27/27; 1.15% + 3 month USD LIBOR thereafter)
3.52%	10/27/28	100,000	112,903	(e)
Citigroup Inc. (3.98% fixed rate until 03/20/29; 1.34% + 3 month USD LIBOR thereafter)
3.98%	03/20/30	100,000	117,530	(e)
Citigroup Inc. (5.32% fixed rate until 03/26/40; 4.55% + SOFR thereafter)
5.32%	03/26/41	150,000	209,893	(e)
Citizens Financial Group Inc.
2.50%	02/06/30	30,000	32,116
3.25%	04/30/30	65,000	73,404
Citrix Systems Inc.
3.30%	03/01/30	25,000	27,632
CME Group Inc.
3.00%	03/15/25	50,000	54,855
CNA Financial Corp.
2.05%	08/15/30	45,000	46,366
CNH Industrial Capital LLC
1.95%	07/02/23	65,000	67,012
4.38%	04/05/22	15,000	15,685
CNH Industrial N.V.
3.85%	11/15/27	15,000	16,902
CNOOC Finance 2014 ULC
4.25%	04/30/24	100,000	108,567
CNOOC Petroleum North America ULC
6.40%	05/15/37	100,000	137,611
Colgate-Palmolive Co.
3.25%	03/15/24	50,000	54,517
Comcast Corp.
2.45%	08/15/52	190,000	184,581
2.65%	02/01/30 - 08/15/62	160,000	163,222
3.15%	02/15/28	100,000	112,358
3.38%	08/15/25	100,000	111,573
3.40%	04/01/30	100,000	115,376
3.45%	02/01/50	135,000	158,589
3.55%	05/01/28	100,000	115,197
3.70%	04/15/24	55,000	60,624
3.90%	03/01/38	100,000	122,015
3.97%	11/01/47	100,000	125,111
4.00%	03/01/48	50,000	62,813
4.15%	10/15/28	45,000	53,969
4.25%	01/15/33	100,000	125,583
4.60%	10/15/38	130,000	171,344
4.70%	10/15/48	40,000	55,538
Comerica Inc.
3.70%	07/31/23	25,000	27,003
4.00%	02/01/29	50,000	59,688
CommonSpirit Health
4.19%	10/01/49	100,000	116,662

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Commonwealth Edison Co.
4.00%	03/01/49	$100,000	$127,638
4.60%	08/15/43	150,000	196,938
Conagra Brands Inc.
4.30%	05/01/24	5,000	5,595
4.85%	11/01/28	25,000	31,088
5.30%	11/01/38	110,000	147,521
5.40%	11/01/48	20,000	28,523
Concho Resources Inc.
2.40%	02/15/31	125,000	130,762
4.30%	08/15/28	25,000	29,616
4.85%	08/15/48	25,000	33,855
ConocoPhillips
6.50%	02/01/39	100,000	154,301
ConocoPhillips Co.
4.95%	03/15/26	200,000	240,140
Consolidated Edison Company of New York Inc.
3.88%	06/15/47	100,000	118,216
3.95%	03/01/43	150,000	176,001
4.00%	12/01/28	25,000	29,486
4.13%	05/15/49	50,000	61,607
Constellation Brands Inc.
3.50%	05/09/27	100,000	113,488
3.75%	05/01/50	5,000	5,888
4.75%	11/15/24	100,000	114,805
5.25%	11/15/48	15,000	21,118
Consumers Energy Co.
3.75%	02/15/50	100,000	126,054
4.05%	05/15/48	50,000	65,220
Cooperatieve Rabobank UA
2.75%	01/10/22	100,000	102,492
3.95%	11/09/22	100,000	106,166
4.63%	12/01/23	50,000	55,721
Corning Inc.
2.90%	05/15/22	55,000	56,540
3.90%	11/15/49	50,000	60,625
Corp. Andina de Fomento
1.63%	09/23/25	200,000	202,602
Costco Wholesale Corp.
3.00%	05/18/27	100,000	112,260
Council Of Europe Development Bank
2.63%	02/13/23	120,000	126,080
Credit Suisse AG
3.63%	09/09/24	50,000	55,490
Credit Suisse Group AG
4.88%	05/15/45	50,000	69,839
Crown Castle International Corp.
2.25%	01/15/31	55,000	56,972
3.15%	07/15/23	55,000	58,520
3.80%	02/15/28	100,000	114,750
5.20%	02/15/49	50,000	68,079
CSX Corp.
2.60%	11/01/26	100,000	109,298
4.10%	03/15/44	68,000	84,798
4.50%	03/15/49	95,000	127,708
4.75%	11/15/48	65,000	88,830
CubeSmart LP
2.00%	02/15/31	125,000	125,326
4.38%	02/15/29	15,000	17,681
Cummins Inc.
1.50%	09/01/30	100,000	100,588
CVS Health Corp.
2.63%	08/15/24	100,000	107,134
2.70%	08/21/40	300,000	304,185
2.75%	12/01/22	50,000	51,986
3.38%	08/12/24	50,000	54,594
3.70%	03/09/23	16,000	17,112
4.10%	03/25/25	13,000	14,745
4.13%	04/01/40	200,000	239,410
4.30%	03/25/28	110,000	130,377
4.78%	03/25/38	245,000	310,263
5.05%	03/25/48	115,000	155,482

		Principal Amount	Fair Value
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24	$25,000	$26,721
3.45%	11/15/29	30,000	32,285
Danaher Corp.
2.60%	10/01/50	200,000	206,580
Darden Restaurants Inc.
4.55%	02/15/48	15,000	16,602
Deere & Co.
3.90%	06/09/42	71,000	89,360
Dell International LLC/EMC Corp.
5.30%	10/01/29	100,000	122,527	(c)
6.02%	06/15/26	90,000	109,865	(c)
6.20%	07/15/30	100,000	129,440	(c)
8.10%	07/15/36	100,000	147,019	(c)
Delmarva Power & Light Co.
4.15%	05/15/45	100,000	124,874
Deutsche Bank AG
3.30%	11/16/22	100,000	104,455
Deutsche Bank AG (2.22% fixed rate until 09/18/23; 2.15% + SOFR thereafter)
2.22%	09/18/24	100,000	102,770	(e)
Deutsche Bank AG (3.55% fixed rate until 09/18/30; 3.04% + SOFR thereafter)
3.55%	09/18/31	200,000	217,124	(e)
Deutsche Bank AG (3.96% fixed rate until 11/26/24; 2.58% + SOFR thereafter)
3.96%	11/26/25	50,000	54,675	(e)
Deutsche Telekom International Finance BV
8.75%	06/15/30	50,000	78,940
Devon Energy Corp.
5.00%	06/15/45	100,000	117,246
DH Europe Finance II Sarl
3.40%	11/15/49	100,000	118,578
Diageo Capital PLC
1.38%	09/29/25	100,000	102,771
2.13%	04/29/32	100,000	105,380
Diageo Investment Corp.
2.88%	05/11/22	50,000	51,695
Diamondback Energy Inc.
2.88%	12/01/24	30,000	31,511
3.25%	12/01/26	20,000	21,375
3.50%	12/01/29	50,000	53,443
4.75%	05/31/25	65,000	73,110
Digital Realty Trust LP
4.45%	07/15/28	50,000	59,505
Discover Bank
4.20%	08/08/23	150,000	164,145
Discover Financial Services
4.50%	01/30/26	100,000	115,714
Discovery Communications LLC
3.45%	03/15/25	135,000	148,212
3.90%	11/15/24	50,000	55,475
4.65%	05/15/50	100,000	125,078
Dollar General Corp.
4.13%	05/01/28	70,000	82,809
Dollar Tree Inc.
3.70%	05/15/23	20,000	21,431
4.00%	05/15/25	50,000	56,440
4.20%	05/15/28	25,000	29,747
Dominion Energy Inc.
4.25%	06/01/28	50,000	59,975
Dominion Energy South Carolina Inc.
5.10%	06/01/65	50,000	79,163
DTE Electric Co.
2.25%	03/01/30	125,000	134,191
2.95%	03/01/50	125,000	139,104
3.70%	03/15/45	45,000	54,318
DTE Energy Co.
3.85%	12/01/23	50,000	54,412
Duke Energy Carolinas LLC
3.05%	03/15/23	50,000	52,823
3.70%	12/01/47	50,000	60,193
3.95%	03/15/48	50,000	62,621
Duke Energy Corp.
3.05%	08/15/22	139,000	143,957

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Duke Energy Florida LLC
3.20%	01/15/27	$100,000	$111,855
3.40%	10/01/46	100,000	114,736
3.80%	07/15/28	50,000	58,771
Duke Energy Ohio Inc.
3.65%	02/01/29	100,000	115,853
4.30%	02/01/49	100,000	128,803
Duke Realty LP
3.38%	12/15/27	50,000	56,275
DuPont de Nemours Inc.
2.17%	05/01/23	115,000	116,519
4.21%	11/15/23	50,000	55,208
4.73%	11/15/28	50,000	61,448
5.32%	11/15/38	15,000	20,331
5.42%	11/15/48	40,000	57,876
DXC Technology Co.
4.00%	04/15/23	200,000	213,738
4.13%	04/15/25	85,000	94,061
Eastern Energy Gas Holdings LLC
2.50%	11/15/24	100,000	106,935
Eaton Vance Corp.
3.50%	04/06/27	100,000	111,256
eBay Inc.
1.90%	03/11/25	40,000	42,060
3.80%	03/09/22	45,000	46,659
Ecolab Inc.
2.38%	08/10/22	100,000	103,104
3.25%	12/01/27	70,000	79,344
Ecopetrol S.A.
4.13%	01/16/25	150,000	163,486
Edison International
4.13%	03/15/28	50,000	55,718
Eli Lilly & Co.
3.95%	03/15/49	50,000	65,273
Eli Lilly & Co.
2.75%	06/01/25	22,000	24,035
3.38%	03/15/29	30,000	34,848
4.15%	03/15/59	50,000	68,681
Emera US Finance LP
3.55%	06/15/26	60,000	67,379
Emerson Electric Co.
1.95%	10/15/30	50,000	52,642
2.63%	02/15/23	100,000	104,195
Emory University
2.14%	09/01/30	65,000	68,236
2.97%	09/01/50	65,000	70,080
Enable Midstream Partners LP
4.95%	05/15/28	60,000	61,486
Enbridge Energy Partners LP
5.88%	10/15/25	125,000	152,212
Enbridge Inc.
3.50%	06/10/24	65,000	70,563
Enel Chile S.A.
4.88%	06/12/28	50,000	59,164
Energy Transfer Operating LP
4.20%	09/15/23	25,000	26,983
4.50%	04/15/24	135,000	147,903
4.95%	06/15/28	75,000	86,298
5.25%	04/15/29	25,000	29,179
5.88%	01/15/24	100,000	112,347
6.00%	06/15/48	50,000	58,951
6.25%	04/15/49	125,000	151,781
6.50%	02/01/42	150,000	183,447
Entergy Louisiana LLC
0.62%	11/17/23	25,000	25,072
4.05%	09/01/23	50,000	54,290
Entergy Texas Inc.
1.75%	03/15/31	165,000	165,315
4.00%	03/30/29	100,000	117,078
Enterprise Products Operating LLC
2.80%	01/31/30	100,000	108,543
3.50%	02/01/22	25,000	25,843
3.70%	02/15/26	35,000	39,641

		Principal Amount	Fair Value
3.90%	02/15/24	$75,000	$82,143
4.15%	10/16/28	25,000	29,630
4.20%	01/31/50	35,000	40,961
4.25%	02/15/48	25,000	29,318
4.45%	02/15/43	142,000	170,575
4.80%	02/01/49	25,000	31,590
Enterprise Products Operating LLC (5.38% fixed rate until 02/15/28; 2.57% + 3 month USD LIBOR thereafter)
5.38%	02/15/78	50,000	49,919	(e)
EOG Resources Inc.
3.15%	04/01/25	80,000	87,999
4.38%	04/15/30	100,000	121,886
Equifax Inc.
2.60%	12/01/24	50,000	53,526
3.10%	05/15/30	30,000	33,439
Equinix Inc.
2.15%	07/15/30	115,000	117,172
2.63%	11/18/24	65,000	69,478
5.38%	05/15/27	30,000	32,651
Equinor ASA
2.45%	01/17/23	150,000	156,580
2.88%	04/06/25	100,000	109,153
3.63%	04/06/40	100,000	120,229
3.95%	05/15/43	100,000	121,629
ERP Operating LP
3.00%	04/15/23	150,000	158,041
Essential Utilities Inc.
2.70%	04/15/30	100,000	108,473
Essex Portfolio LP
3.63%	05/01/27	100,000	112,553
European Bank for Reconstruction & Development
1.50%	02/13/25	300,000	313,611
European Investment Bank
0.25%	09/15/23	100,000	100,122
0.38%	12/15/25	200,000	199,318
0.63%	07/25/25	300,000	302,919
2.00%	12/15/22	200,000	207,080
2.25%	06/24/24	250,000	267,017
2.63%	03/15/24	285,000	306,489
Everest Reinsurance Holdings Inc.
3.50%	10/15/50	100,000	113,448
Evergy Metro Inc.
4.20%	06/15/47	100,000	128,125
Eversource Energy
2.90%	10/01/24	100,000	107,978
3.15%	01/15/25	125,000	136,239
Exelon Generation Company LLC
3.25%	06/01/25	195,000	212,821
Expedia Group Inc.
3.25%	02/15/30	35,000	36,291
4.63%	08/01/27	90,000	100,553	(c)
Exxon Mobil Corp.
1.57%	04/15/23	100,000	102,946
1.90%	08/16/22	20,000	20,528
2.02%	08/16/24	50,000	52,628
2.44%	08/16/29	50,000	54,285
2.71%	03/06/25	50,000	54,010
2.99%	03/19/25	100,000	109,485
3.04%	03/01/26	150,000	166,267
3.10%	08/16/49	25,000	27,040
3.18%	03/15/24	50,000	53,984
4.23%	03/19/40	100,000	124,461
Fairfax Financial Holdings Ltd.
4.63%	04/29/30	25,000	27,979
Federal Realty Investment Trust
3.20%	06/15/29	50,000	54,332
FedEx Corp.
3.40%	02/15/28	100,000	114,141
4.05%	02/15/48	100,000	120,320
4.75%	11/15/45	95,000	123,916
Fidelity National Financial Inc.
4.50%	08/15/28	25,000	29,068

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Fidelity National Information Services Inc.
4.25%	05/15/28	$80,000	$94,963
Fiserv Inc.
2.25%	06/01/27	100,000	106,786
2.65%	06/01/30	100,000	108,500
3.50%	07/01/29	45,000	51,689
3.80%	10/01/23	25,000	27,255
4.20%	10/01/28	30,000	35,786
4.40%	07/01/49	40,000	53,316
Flex Ltd.
4.88%	06/15/29 - 05/12/30	135,000	162,141
Florida Power & Light Co.
4.13%	02/01/42	100,000	127,216
FMC Corp.
3.45%	10/01/29	50,000	56,968
FMS Wertmanagement
2.00%	08/01/22	200,000	205,672
2.75%	01/30/24	100,000	107,602
Fomento Economico Mexicano SAB de C.V.
3.50%	01/16/50	150,000	166,851
Fortune Brands Home & Security Inc.
3.25%	09/15/29	50,000	55,456
Fox Corp.
4.03%	01/25/24	125,000	137,595
FS KKR Capital Corp.
4.13%	02/01/25	25,000	26,006
GATX Corp.
3.50%	03/15/28	100,000	112,013
GE Capital Funding LLC
3.45%	05/15/25	200,000	220,940	(c)
4.40%	05/15/30	100,000	117,811	(c)
General Dynamics Corp.
3.38%	05/15/23	50,000	53,468
3.75%	05/15/28	55,000	64,389
General Electric Co.
4.35%	05/01/50	55,000	66,532
5.88%	01/14/38	100,000	135,647
6.75%	03/15/32	100,000	140,152
General Mills Inc.
3.65%	02/15/24	50,000	54,324
4.55%	04/17/38	100,000	129,061
General Motors Co.
5.40%	10/02/23	100,000	112,322
6.80%	10/01/27	55,000	70,749
General Motors Financial Company Inc.
1.70%	08/18/23	100,000	102,618
2.70%	08/20/27	100,000	105,729
3.25%	01/05/23	50,000	52,425
3.45%	01/14/22	100,000	102,539
3.70%	05/09/23	100,000	106,091
4.35%	01/17/27	100,000	113,853
5.20%	03/20/23	105,000	115,160
5.25%	03/01/26	55,000	64,671
Georgia Power Co.
2.20%	09/15/24	100,000	105,555
2.65%	09/15/29	100,000	109,821
4.30%	03/15/42	172,000	218,010
Georgia-Pacific LLC
8.88%	05/15/31	50,000	80,831
Gilead Sciences Inc.
0.75%	09/29/23	295,000	295,776
1.65%	10/01/30	80,000	80,162
2.60%	10/01/40	100,000	101,009
3.65%	03/01/26	100,000	113,388
3.70%	04/01/24	50,000	54,649
4.80%	04/01/44	150,000	197,956
GlaxoSmithKline Capital Inc.
3.63%	05/15/25	55,000	61,976
3.88%	05/15/28	100,000	119,001
GlaxoSmithKline Capital PLC
0.53%	10/01/23	100,000	100,500
3.00%	06/01/24	100,000	108,068

		Principal Amount	Fair Value
Global Payments Inc.
2.90%	05/15/30	$145,000	$157,738
4.45%	06/01/28	100,000	118,447
Globe Life Inc.
4.55%	09/15/28	25,000	29,996
GLP Capital LP/GLP Financing II Inc.
4.00%	01/15/31	100,000	109,082
5.25%	06/01/25	10,000	11,270
5.38%	11/01/23 - 04/15/26	30,000	33,875
5.75%	06/01/28	10,000	11,837
Halliburton Co.
2.92%	03/01/30	50,000	52,992
3.50%	08/01/23	6,000	6,398
5.00%	11/15/45	50,000	58,978
Hasbro Inc.
3.00%	11/19/24	50,000	54,146
HCA Inc.
4.50%	02/15/27	30,000	34,914
4.75%	05/01/23	30,000	32,733
5.00%	03/15/24	50,000	56,279
5.25%	04/15/25 - 06/15/26	70,000	82,374
5.50%	06/15/47	35,000	46,812
Healthcare Trust of America Holdings LP
3.50%	08/01/26	30,000	33,977
Healthpeak Properties Inc.
2.88%	01/15/31	100,000	109,010
3.00%	01/15/30	50,000	54,877
3.25%	07/15/26	100,000	112,974
Hewlett Packard Enterprise Co.
4.45%	10/02/23	100,000	110,130
6.35%	10/15/45	150,000	198,018
Highwoods Realty LP
4.20%	04/15/29	25,000	28,505
Honeywell International Inc.
0.48%	08/19/22	135,000	135,184
1.35%	06/01/25	50,000	51,718
2.70%	08/15/29	30,000	33,518
3.35%	12/01/23	50,000	54,464
5.38%	03/01/41	100,000	144,732
Host Hotels & Resorts LP
3.38%	12/15/29	100,000	102,709
HP Inc.
6.00%	09/15/41	162,000	211,360
HSBC Holdings PLC
3.90%	05/25/26	50,000	57,037
5.25%	03/14/44	100,000	138,886
HSBC Holdings PLC (1.65% fixed rate until 04/18/25; 1.53% + SOFR thereafter)
1.65%	04/18/26	100,000	102,282	(e)
HSBC Holdings PLC (2.36% fixed rate until 08/18/30; 1.97% + SOFR thereafter)
2.36%	08/18/31	100,000	103,290	(e)
HSBC Holdings PLC (2.63% fixed rate until 11/07/24; 1.14% + 3 month USD LIBOR thereafter)
2.63%	11/07/25	100,000	106,405	(e)
HSBC Holdings PLC (3.80% fixed rate until 03/11/24; 1.21% + 3 month USD LIBOR thereafter)
3.80%	03/11/25	100,000	109,169	(e)
HSBC Holdings PLC (3.95% fixed rate until 05/18/23; 0.99% + 3 month USD LIBOR thereafter)
3.95%	05/18/24	100,000	107,956	(e)
HSBC Holdings PLC (3.97% fixed rate until 05/22/29; 1.61% + 3 month USD LIBOR thereafter)
3.97%	05/22/30	100,000	115,524	(e)
HSBC Holdings PLC (4.29% fixed rate until 09/12/25; 1.35% + 3 month USD LIBOR thereafter)
4.29%	09/12/26	100,000	114,021	(e)
Hubbell Inc.
3.50%	02/15/28	50,000	54,781
Hudson Pacific Properties LP
4.65%	04/01/29	25,000	29,109
Humana Inc.
2.90%	12/15/22	100,000	104,555

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Huntsman International LLC
4.50%	05/01/29	$20,000	$23,148
Husky Energy Inc.
4.00%	04/15/24	100,000	107,269
Hyatt Hotels Corp.
5.75%	04/23/30	25,000	30,679
IDEX Corp.
3.00%	05/01/30	10,000	11,029
IHS Markit Ltd.
4.25%	05/01/29	85,000	103,289
Illinois Tool Works Inc.
2.65%	11/15/26	100,000	110,747
3.50%	03/01/24	50,000	54,504
Indiana Michigan Power Co.
3.85%	05/15/28	25,000	29,008
ING Groep N.V.
3.95%	03/29/27	100,000	115,656
Ingredion Inc.
2.90%	06/01/30	100,000	110,324
Intel Corp.
2.45%	11/15/29	135,000	145,962
2.60%	05/19/26	50,000	54,493
3.10%	02/15/60	35,000	37,798
3.25%	11/15/49	50,000	56,136
3.75%	03/25/27	100,000	116,023
4.95%	03/25/60	100,000	147,832
Inter-American Development Bank
0.25%	11/15/23	200,000	200,052
0.63%	07/15/25	150,000	151,267
1.75%	03/14/25	200,000	211,154
2.13%	01/15/25	200,000	213,848
2.38%	07/07/27	200,000	220,692
2.63%	01/16/24	300,000	321,288
3.00%	09/26/22	50,000	52,429
Intercontinental Exchange Inc.
2.10%	06/15/30	155,000	162,302
2.65%	09/15/40	200,000	205,142
3.00%	06/15/50	15,000	15,898
3.45%	09/21/23	90,000	97,013
International Bank for Reconstruction & Development
0.25%	11/24/23	100,000	100,050
0.50%	10/28/25	100,000	100,247
0.63%	04/22/25	300,000	302,724
0.75%	11/24/27 - 08/26/30	355,000	350,875
1.50%	08/28/24	200,000	208,590
1.63%	01/15/25	200,000	209,942
1.75%	10/23/29	150,000	159,846
2.50%	07/29/25	200,000	218,616
International Business Machines Corp.
1.95%	05/15/30	100,000	103,082
2.50%	01/27/22	50,000	51,196
2.85%	05/13/22 - 05/15/40	200,000	210,822
2.95%	05/15/50	100,000	106,543
3.50%	05/15/29	130,000	150,025
4.00%	06/20/42	150,000	186,738
4.15%	05/15/39	100,000	126,759
International Finance Corp.
0.50%	03/20/23	300,000	302,046
International Flavors & Fragrances Inc.
5.00%	09/26/48	15,000	20,084
Intuit Inc.
0.65%	07/15/23	65,000	65,475
Invesco Finance PLC
3.13%	11/30/22	100,000	105,197
Jabil Inc.
3.95%	01/12/28	100,000	113,504
4.70%	09/15/22	23,000	24,604
Jefferies Group LLC
2.75%	10/15/32	85,000	89,130
John Deere Capital Corp.
0.40%	10/10/23	60,000	60,225
2.70%	01/06/23	100,000	104,836

		Principal Amount	Fair Value
3.45%	06/07/23 - 03/13/25	$75,000	$82,916
Johnson & Johnson
2.10%	09/01/40	100,000	100,903
2.25%	09/01/50	200,000	202,358
2.45%	03/01/26	75,000	81,594
2.90%	01/15/28	50,000	56,465
3.40%	01/15/38	25,000	30,007
3.50%	01/15/48	30,000	37,410
4.38%	12/05/33	150,000	198,031
Johnson Controls International PLC
3.63%	07/02/24	75,000	81,306	(f)
JPMorgan Chase & Co.
3.13%	01/23/25	50,000	54,711
3.25%	09/23/22	136,000	142,906
3.38%	05/01/23	150,000	160,300
6.40%	05/15/38	100,000	155,039
JPMorgan Chase & Co. (0.65% fixed rate until 09/16/23; 0.6% + SOFR thereafter)
0.65%	09/16/24	100,000	100,557	(e)
JPMorgan Chase & Co. (1.05% fixed rate until 11/19/25; 0.8% + SOFR thereafter)
1.05%	11/19/26	250,000	252,860	(e)
JPMorgan Chase & Co. (1.76% fixed rate until 11/19/30; 1.10% + SOFR thereafter)
1.76%	11/19/31	100,000	100,818	(e)
JPMorgan Chase & Co. (2.08% fixed rate until 04/22/25; 1.85% + SOFR thereafter)
2.08%	04/22/26	150,000	158,317	(e)
JPMorgan Chase & Co. (2.53% fixed rate until 11/19/40; 1.51% + SOFR thereafter)
2.53%	11/19/41	250,000	256,572	(e)
JPMorgan Chase & Co. (2.96% fixed rate until 05/13/30; 2.52% + SOFR thereafter)
2.96%	05/13/31	35,000	38,315	(e)
JPMorgan Chase & Co. (3.11% fixed rate until 04/22/40; 2.46% + SOFR thereafter)
3.11%	04/22/41	300,000	337,560	(e)
JPMorgan Chase & Co. (3.21% fixed rate until 04/01/22; 0.70% + 3 month USD LIBOR thereafter)
3.21%	04/01/23	80,000	82,930	(e)
JPMorgan Chase & Co. (3.54% fixed rate until 05/01/27; 1.38% + 3 month USD LIBOR thereafter)
3.54%	05/01/28	50,000	57,030	(e)
JPMorgan Chase & Co. (3.70% fixed rate until 05/06/29; 1.16% + 3 month USD LIBOR thereafter)
3.70%	05/06/30	75,000	86,983	(e)
JPMorgan Chase & Co. (3.80% fixed rate until 07/23/23; 0.89% + 3 month USD LIBOR thereafter)
3.80%	07/23/24	100,000	108,375	(e)
JPMorgan Chase & Co. (3.88% fixed rate until 07/24/37; 1.36% + 3 month USD LIBOR thereafter)
3.88%	07/24/38	50,000	60,759	(e)
JPMorgan Chase & Co. (3.90% fixed rate until 01/23/48; 1.22% + 3 month USD LIBOR thereafter)
3.90%	01/23/49	100,000	126,216	(e)
JPMorgan Chase & Co. (3.96% fixed rate until 01/29/26; 1.25% + 3 month USD LIBOR thereafter)
3.96%	01/29/27	100,000	114,965	(e)
JPMorgan Chase & Co. (3.96% fixed rate until 11/15/47; 1.38% + 3 month USD LIBOR thereafter)
3.96%	11/15/48	100,000	125,785	(e)
JPMorgan Chase & Co. (4.02% fixed rate until 12/05/23; 1.00% + 3 month USD LIBOR thereafter)
4.02%	12/05/24	50,000	55,101	(e)
JPMorgan Chase & Co. (4.45% fixed rate until 12/05/28; 1.33% + 3 month USD LIBOR thereafter)
4.45%	12/05/29	50,000	61,122	(e)
Juniper Networks Inc.
3.75%	08/15/29	50,000	57,474
Kansas City Southern
3.50%	05/01/50	25,000	27,862
4.70%	05/01/48	50,000	63,559
Kellogg Co.
2.10%	06/01/30	65,000	68,195

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
2.65%	12/01/23	$84,000	$89,581
Kennametal Inc.
4.63%	06/15/28	25,000	27,785
Kentucky Utilities Co.
4.38%	10/01/45	40,000	51,919
Keurig Dr Pepper Inc.
3.13%	12/15/23	100,000	107,425
4.60%	05/25/28	50,000	60,997
4.99%	05/25/38	125,000	167,111
KeyBank NA
3.38%	03/07/23	150,000	159,778
3.90%	04/13/29	100,000	115,739
Keysight Technologies Inc.
3.00%	10/30/29	25,000	27,607
Kilroy Realty LP
3.45%	12/15/24	50,000	53,982
Kimberly-Clark Corp.
1.05%	09/15/27	25,000	25,373
3.20%	07/30/46	125,000	148,246
Kimco Realty Corp.
2.70%	10/01/30	100,000	108,185
3.70%	10/01/49	50,000	53,655
Kinder Morgan Energy Partners LP
5.00%	08/15/42	242,000	282,886
Kinder Morgan Inc.
2.00%	02/15/31	140,000	140,720
3.25%	08/01/50	145,000	144,869
4.30%	06/01/25	115,000	131,287
5.05%	02/15/46	50,000	60,897
5.30%	12/01/34	100,000	123,356
KLA Corp.
4.65%	11/01/24	115,000	130,977
Kohl’s Corp.
9.50%	05/15/25	30,000	38,881
Koninklijke Philips N.V.
6.88%	03/11/38	100,000	155,815
Kreditanstalt fuer Wiederaufbau
0.38%	07/18/25	80,000	79,895
2.00%	09/29/22 - 05/02/25	250,000	263,645
2.50%	02/15/22	200,000	205,194
2.63%	02/28/24	225,000	241,720
2.88%	04/03/28	175,000	201,379
L3Harris Technologies Inc.
3.83%	04/27/25	50,000	56,075
3.85%	12/15/26	100,000	115,631
4.85%	04/27/35	40,000	52,710
Laboratory Corporation of America Holdings
4.00%	11/01/23	100,000	108,825
Lam Research Corp.
3.80%	03/15/25	115,000	129,005
Landwirtschaftliche Rentenbank
0.50%	05/27/25	175,000	175,537
0.88%	09/03/30	200,000	196,778
2.50%	11/15/27	100,000	111,748
Las Vegas Sands Corp.
2.90%	06/25/25	65,000	68,082
3.90%	08/08/29	40,000	42,998
Lazard Group LLC
4.38%	03/11/29	50,000	58,749
Lear Corp.
4.25%	05/15/29	25,000	28,510
5.25%	05/15/49	25,000	30,596
Leggett & Platt Inc.
3.50%	11/15/27	50,000	54,326
4.40%	03/15/29	100,000	114,953
Leidos Inc.
2.30%	02/15/31	30,000	30,719	(c)
Life Storage LP
4.00%	06/15/29	50,000	58,525
Lincoln National Corp.
3.63%	12/12/26	50,000	57,244
4.20%	03/15/22	117,000	122,230

		Principal Amount	Fair Value
4.38%	06/15/50	$55,000	$70,957
Linde Inc.
1.10%	08/10/30	100,000	98,944
2.00%	08/10/50	65,000	60,502
Lloyds Banking Group PLC
3.00%	01/11/22	100,000	102,591
3.90%	03/12/24	100,000	109,845
4.45%	05/08/25	100,000	114,794
4.65%	03/24/26	50,000	57,660
Lloyds Banking Group PLC (2.86% fixed rate until 03/17/22; 1.25% + 3 month USD LIBOR thereafter)
2.86%	03/17/23	100,000	102,788	(e)
Lockheed Martin Corp.
2.80%	06/15/50	50,000	53,884
3.60%	03/01/35	55,000	66,335
4.70%	05/15/46	150,000	210,094
Loews Corp.
2.63%	05/15/23	100,000	104,625
Lowe’s Companies Inc.
1.30%	04/15/28	45,000	45,267
1.70%	10/15/30	45,000	45,486
2.50%	04/15/26	130,000	141,119
3.00%	10/15/50	30,000	32,178
3.38%	09/15/25	30,000	33,497
LYB International Finance BV
4.88%	03/15/44	100,000	126,023
LYB International Finance II BV
3.50%	03/02/27	100,000	112,136
M&T Bank Corp.
3.55%	07/26/23	50,000	53,936
Magellan Midstream Partners LP
3.25%	06/01/30	150,000	168,976
Manulife Financial Corp.
2.48%	05/19/27	140,000	151,487
Marathon Petroleum Corp.
3.80%	04/01/28	30,000	33,445
4.50%	04/01/48	25,000	27,854
4.75%	12/15/23	50,000	55,465
5.13%	12/15/26	50,000	59,634
Markel Corp.
3.50%	11/01/27	50,000	55,945
Marriott International Inc.
4.00%	04/15/28	50,000	55,283
4.63%	06/15/30	90,000	105,589
5.75%	05/01/25	40,000	46,800
Marsh & McLennan Companies Inc.
3.88%	03/15/24	100,000	110,402
4.38%	03/15/29	25,000	30,462
4.75%	03/15/39	100,000	133,995
4.90%	03/15/49	15,000	21,678
Martin Marietta Materials Inc.
3.50%	12/15/27	50,000	56,881
Masco Corp.
4.38%	04/01/26	40,000	46,801
Massachusetts Institute of Technology
3.89%	07/01/16	126,000	160,054
Mastercard Inc.
2.00%	03/03/25	100,000	106,130
2.95%	11/21/26	100,000	111,836
McDonald’s Corp.
1.45%	09/01/25	30,000	31,087
2.13%	03/01/30	30,000	31,594
3.50%	07/01/27	100,000	114,823
3.63%	09/01/49	55,000	64,583
3.70%	02/15/42	150,000	177,663
3.80%	04/01/28	50,000	58,503
McKesson Corp.
3.80%	03/15/24	150,000	164,490
Mead Johnson Nutrition Co.
4.13%	11/15/25	110,000	126,826
Medtronic Inc.
4.63%	03/15/45	82,000	116,515

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Memorial Sloan-Kettering Cancer Center
4.13%	07/01/52	$95,000	$124,792
Merck & Company Inc.
0.75%	02/24/26	115,000	116,032
2.35%	06/24/40	145,000	150,042
2.40%	09/15/22	128,000	132,004
2.75%	02/10/25	70,000	76,133
3.40%	03/07/29	25,000	29,078
3.90%	03/07/39	25,000	31,684
4.00%	03/07/49	115,000	151,909
Mercy Health
4.30%	07/01/28	100,000	114,901
MetLife Inc.
4.13%	08/13/42	50,000	63,666
6.50%	12/15/32	150,000	225,340
Micron Technology Inc.
4.64%	02/06/24	15,000	16,700
4.66%	02/15/30	100,000	122,683
Microsoft Corp.
2.38%	02/12/22	100,000	102,202
2.40%	02/06/22 - 08/08/26	200,000	211,294
2.53%	06/01/50	150,000	157,942
2.88%	02/06/24	50,000	53,662
3.30%	02/06/27	100,000	113,955
3.45%	08/08/36	100,000	123,236
3.50%	02/12/35	65,000	79,949
3.70%	08/08/46	100,000	126,548
4.10%	02/06/37	63,000	82,379
Mid-America Apartments LP
4.20%	06/15/28	100,000	117,574
MidAmerican Energy Co.
4.25%	07/15/49	100,000	133,951
Mitsubishi UFJ Financial Group Inc.
2.76%	09/13/26	50,000	54,887
3.22%	03/07/22	100,000	103,330
3.46%	03/02/23	100,000	106,558
3.78%	03/02/25	100,000	111,999
3.96%	03/02/28	100,000	117,690
4.05%	09/11/28	100,000	119,404
4.15%	03/07/39	70,000	87,881
Mitsubishi UFJ Financial Group Inc. (0.85% fixed rate until 09/15/23; 0.68% + 1 year CMT Rate thereafter)
0.85%	09/15/24	100,000	100,670	(e)
Mizuho Financial Group Inc.
3.55%	03/05/23	100,000	106,469
4.02%	03/05/28	100,000	117,222
Mizuho Financial Group Inc. (2.84% fixed rate until 07/16/24; 0.98% + 3 month USD LIBOR thereafter)
2.84%	07/16/25	100,000	106,496	(e)
Mohawk Industries Inc.
3.63%	05/15/30	100,000	112,152
Molson Coors Beverage Co.
3.00%	07/15/26	95,000	104,136
Mondelez International Inc.
2.13%	04/13/23	200,000	207,500
Moody’s Corp.
3.25%	05/20/50	100,000	110,271
4.88%	02/15/24 - 12/17/48	150,000	191,913
Morgan Stanley (0.99% fixed rate until 06/10/21; 0.72% + SOFR thereafter)
0.99%	12/10/26	100,000	100,795	(e)
2.75%	05/19/22	100,000	103,279
3.13%	01/23/23	100,000	105,556
3.95%	04/23/27	50,000	57,816
4.00%	07/23/25	95,000	108,681
4.10%	05/22/23	150,000	162,600
4.35%	09/08/26	50,000	58,840
4.88%	11/01/22	150,000	161,695
Morgan Stanley (0.56% fixed rate until 11/10/22; 1.03% + SOFR thereafter)
0.56%	11/10/23	115,000	115,197	(e)
Morgan Stanley (0.86% fixed rate until 10/21/24; 0.75% + SOFR thereafter)
0.86%	10/21/25	270,000	272,041	(e)

		Principal Amount	Fair Value
Morgan Stanley (1.79% fixed rate until 02/13/31; 1.03% + SOFR thereafter)
1.79%	02/13/32	$95,000	$95,762	(e)
Morgan Stanley (2.72% fixed rate until 07/22/24; 1.15% + SOFR thereafter)
2.72%	07/22/25	15,000	16,047	(e)
Morgan Stanley (3.74% fixed rate until 04/24/23; 0.85% + 3 month USD LIBOR thereafter)
3.74%	04/24/24	110,000	118,346	(e)
Morgan Stanley (3.77% fixed rate until 01/24/28; 1.14% + 3 month USD LIBOR thereafter)
3.77%	01/24/29	100,000	115,801	(e)
Morgan Stanley (4.43% fixed rate until 01/23/29; 1.63% + 3 month USD LIBOR thereafter)
4.43%	01/23/30	100,000	121,727	(e)
Morgan Stanley (4.46% fixed rate until 04/22/38; 1.43% + 3 month USD LIBOR thereafter)
4.46%	04/22/39	100,000	130,528	(e)
Motorola Solutions Inc.
4.60%	02/23/28	100,000	120,769
MPLX LP
1.75%	03/01/26	270,000	279,253
2.65%	08/15/30	90,000	94,540
4.00%	03/15/28	35,000	40,285
4.25%	12/01/27	35,000	40,907
4.50%	04/15/38	30,000	34,434
4.70%	04/15/48	25,000	29,690
4.80%	02/15/29	70,000	84,097
4.90%	04/15/58	25,000	29,775
5.50%	02/15/49	70,000	92,272
MUFG Americas Holdings Corp.
3.00%	02/10/25	120,000	130,904
Mylan Inc.
4.55%	04/15/28	100,000	119,099
Nasdaq Inc.
3.25%	04/28/50	20,000	21,906
National Australia Bank Ltd.
2.80%	01/10/22	100,000	102,594
National Bank of Canada (0.55% fixed rate until 05/15/21; 0.40% + 1 year CMT Rate thereafter)
0.55%	11/15/24	250,000	250,822	(e)
National Fuel Gas Co.
4.75%	09/01/28	50,000	53,994
National Oilwell Varco Inc.
3.60%	12/01/29	100,000	104,485
National Retail Properties Inc.
3.60%	12/15/26	100,000	109,554
National Rural Utilities Cooperative Finance Corp.
3.70%	03/15/29	50,000	58,434
4.40%	11/01/48	10,000	13,358
National Rural Utility Coop Collateral
1.35%	03/15/31	125,000	123,450
Natwest Group PLC
3.88%	09/12/23	100,000	108,465
5.13%	05/28/24	80,000	89,790
6.00%	12/19/23	75,000	85,576
Natwest Group PLC (3.07% fixed rate until 05/22/27; 2.55% + 1 year CMT Rate thereafter)
3.07%	05/22/28	100,000	108,670	(e)
Natwest Group PLC (4.89% fixed rate until 05/18/28; 1.75% + 3 month USD LIBOR thereafter)
4.89%	05/18/29	100,000	120,372	(e)
Newmont Corp.
2.25%	10/01/30	65,000	68,458
NextEra Energy Capital Holdings Inc.
2.75%	11/01/29	30,000	32,706
3.15%	04/01/24	100,000	108,100
3.50%	04/01/29	100,000	114,229
NIKE Inc.
2.38%	11/01/26	50,000	54,715
2.40%	03/27/25	100,000	107,751
3.25%	03/27/40	100,000	116,929
NiSource Inc.
3.60%	05/01/30	100,000	115,895

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
4.38%	05/15/47	$100,000	$127,365
Noble Energy Inc.
3.25%	10/15/29	100,000	113,511
Nomura Holdings Inc.
1.85%	07/16/25	100,000	104,008
Nordic Investment Bank
0.38%	09/11/25	250,000	249,200
Norfolk Southern Corp.
3.80%	08/01/28	30,000	35,089
3.94%	11/01/47	60,000	73,606
Northern Trust Corp.
1.95%	05/01/30	190,000	198,311
3.65%	08/03/28	100,000	117,466
Northrop Grumman Corp.
2.55%	10/15/22	100,000	103,845
2.93%	01/15/25	50,000	54,384
3.25%	01/15/28	65,000	73,553
4.03%	10/15/47	75,000	93,776
Northwell Healthcare Inc.
3.81%	11/01/49	50,000	56,855
Northwestern University
3.66%	12/01/57	10,000	12,610
Novartis Capital Corp.
2.20%	08/14/30	50,000	53,774
2.40%	09/21/22	102,000	105,820
3.00%	11/20/25	50,000	55,353
NSTAR Electric Co.
3.20%	05/15/27	100,000	112,974
Nucor Corp.
2.00%	06/01/25	35,000	37,019
2.70%	06/01/30	30,000	32,996
Nutrien Ltd.
3.63%	03/15/24	150,000	162,840
4.00%	12/15/26	100,000	116,182
5.00%	04/01/49	50,000	68,853
NXP BV/NXP Funding LLC
5.55%	12/01/28	100,000	126,534	(c)
O’Reilly Automotive Inc.
4.35%	06/01/28	100,000	119,151
Oesterreichische Kontrollbank AG
1.50%	02/12/25	100,000	104,370
2.63%	01/31/22	150,000	153,862
Office Properties Income Trust
4.50%	02/01/25	100,000	106,121
Oglethorpe Power Corp.
3.75%	08/01/50	125,000	134,147	(c)
Ohio Power Co.
4.15%	04/01/48	100,000	127,878
Oklahoma Gas & Electric Co.
3.30%	03/15/30	50,000	57,034
Omega Healthcare Investors Inc.
4.50%	04/01/27	100,000	112,549
Omnicom Group Inc./Omnicom Capital Inc.
3.63%	05/01/22	100,000	104,245
Oncor Electric Delivery Company LLC
2.75%	06/01/24	100,000	107,258
3.70%	11/15/28	100,000	117,156
3.80%	06/01/49	100,000	124,662
ONE Gas Inc.
4.50%	11/01/48	20,000	26,454
ONEOK Inc.
4.35%	03/15/29	50,000	56,635
7.15%	01/15/51	125,000	176,112
ONEOK Partners LP
6.13%	02/01/41	162,000	193,200
Oracle Corp.
2.50%	04/01/25	100,000	107,457
2.65%	07/15/26	100,000	109,592
2.80%	04/01/27	100,000	110,390
3.25%	05/15/30	50,000	57,509
3.60%	04/01/40	150,000	175,972
3.63%	07/15/23	125,000	135,459

		Principal Amount	Fair Value
4.00%	07/15/46	$100,000	$122,560
4.30%	07/08/34	100,000	126,485
Orange S.A.
9.00%	03/01/31	50,000	82,347
ORIX Corp.
4.05%	01/16/24	100,000	109,638
Otis Worldwide Corp.
2.06%	04/05/25	20,000	21,212
2.29%	04/05/27	20,000	21,389
2.57%	02/15/30	20,000	21,470
3.11%	02/15/40	50,000	54,522
3.36%	02/15/50	30,000	34,850
Owens Corning
3.88%	06/01/30	50,000	57,656
Owl Rock Capital Corp.
3.40%	07/15/26	100,000	101,230
PACCAR Financial Corp.
0.80%	06/08/23	70,000	70,745
1.80%	02/06/25	35,000	36,670
Pacific Gas & Electric Co.
3.30%	08/01/40	500,000	500,900
PacifiCorp
4.15%	02/15/50	50,000	65,217
6.25%	10/15/37	153,000	229,838
Packaging Corporation of America
3.40%	12/15/27	35,000	39,415
Parker-Hannifin Corp.
4.00%	06/14/49	20,000	24,961
4.20%	11/21/34	100,000	123,409
PayPal Holdings Inc.
2.30%	06/01/30	55,000	58,936
2.40%	10/01/24	35,000	37,409
2.85%	10/01/29	30,000	33,350
PeaceHealth Obligated Group
3.22%	11/15/50	25,000	27,011
PepsiCo Inc.
0.40%	10/07/23	80,000	80,422
1.40%	02/25/31	115,000	115,708
2.25%	03/19/25	100,000	107,013
2.75%	03/01/23	50,000	52,712
2.88%	10/15/49	25,000	27,929
3.00%	10/15/27	100,000	112,761
3.38%	07/29/49	35,000	42,295
3.45%	10/06/46	50,000	60,161
PerkinElmer Inc.
3.30%	09/15/29	15,000	16,904
Pfizer Inc.
2.55%	05/28/40	100,000	106,279
2.70%	05/28/50	90,000	96,493
2.80%	03/11/22	100,000	103,001
3.20%	09/15/23	125,000	134,634
3.45%	03/15/29	50,000	58,363
3.60%	09/15/28	50,000	58,939
3.90%	03/15/39	125,000	155,917
4.00%	12/15/36 - 03/15/49	125,000	159,766
4.30%	06/15/43	100,000	132,086
Philip Morris International Inc.
0.88%	05/01/26	50,000	50,116
Philip Morris International Inc.
1.13%	05/01/23	85,000	86,666
1.75%	11/01/30	50,000	50,496
2.88%	05/01/24	50,000	53,776
3.13%	03/02/28	50,000	56,120
3.38%	08/15/29	50,000	57,349
3.88%	08/21/42	92,000	108,560
Phillips 66
3.70%	04/06/23	100,000	107,104
3.90%	03/15/28	50,000	57,649
4.88%	11/15/44	45,000	56,792
Phillips 66 Partners LP
3.15%	12/15/29	50,000	52,176
3.75%	03/01/28	10,000	10,876

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
4.68%	02/15/45	$10,000	$10,858
Pinnacle West Capital Corp.
1.30%	06/15/25	150,000	152,677
Pioneer Natural Resources Co.
1.90%	08/15/30	100,000	99,138
Plains All American Pipeline LP/PAA Finance Corp.
3.80%	09/15/30	100,000	107,139
3.85%	10/15/23	100,000	106,889
4.50%	12/15/26	100,000	112,083
PNC Bank NA
2.95%	02/23/25	100,000	109,563
3.10%	10/25/27	100,000	112,385
PPG Industries Inc.
3.75%	03/15/28	50,000	59,881
PPL Electric Utilities Corp.
4.15%	06/15/48	100,000	129,183
President & Fellows of Harvard College
3.15%	07/15/46	50,000	58,848
Principal Financial Group Inc.
3.40%	05/15/25	50,000	55,373
Prologis LP
4.38%	02/01/29	65,000	79,487
Providence St Joseph Health Obligated Group
2.53%	10/01/29	20,000	21,328
3.93%	10/01/48	20,000	24,184
Prudential Financial Inc.
3.70%	03/13/51	50,000	60,107
3.94%	12/07/49	90,000	109,710
4.35%	02/25/50	100,000	130,768
Prudential Financial Inc. (3.70% fixed rate until 07/01/30; 3.04% + 1 year CMT Rate thereafter)
3.70%	10/01/50	180,000	190,091	(e)
Prudential Financial Inc. (5.70% fixed rate until 09/15/28; 2.67% + 3 month USD LIBOR thereafter)
5.70%	09/15/48	100,000	115,433	(e)
Public Service Company of Colorado
3.70%	06/15/28	50,000	58,376
4.10%	06/15/48	30,000	39,173
Public Service Electric & Gas Co.
2.38%	05/15/23	100,000	104,416
2.70%	05/01/50	50,000	53,041
3.20%	08/01/49	90,000	103,224
3.65%	09/01/28	25,000	29,025
Public Service Enterprise Group Inc.
2.88%	06/15/24	15,000	16,161
Public Storage
3.39%	05/01/29	30,000	34,418
Puget Energy Inc.
3.65%	05/15/25	50,000	54,992
4.10%	06/15/30	125,000	143,066
QUALCOMM Inc.
2.15%	05/20/30	50,000	53,041
3.25%	05/20/50	115,000	133,436
4.30%	05/20/47	100,000	134,498
4.65%	05/20/35	50,000	67,010
Quest Diagnostics Inc.
2.80%	06/30/31	35,000	38,441
4.25%	04/01/24	50,000	55,125
Ralph Lauren Corp.
1.70%	06/15/22	25,000	25,459
Raytheon Technologies Corp.
2.25%	07/01/30	50,000	53,047
3.95%	08/16/25	15,000	17,199
4.13%	11/16/28	30,000	35,783
4.45%	11/16/38	160,000	203,434
4.50%	06/01/42	158,000	206,076
4.63%	11/16/48	15,000	20,404
Realty Income Corp.
3.25%	01/15/31	160,000	181,680
4.65%	08/01/23	100,000	109,660
Regency Centers LP
4.13%	03/15/28	50,000	56,922

		Principal Amount	Fair Value
Regeneron Pharmaceuticals Inc.
1.75%	09/15/30	$70,000	$68,995
Regions Financial Corp.
3.80%	08/14/23	100,000	108,580
Reinsurance Group of America Inc.
3.90%	05/15/29	50,000	57,387
Reliance Steel & Aluminum Co.
1.30%	08/15/25	105,000	106,804
RELX Capital Inc.
3.50%	03/16/23	30,000	31,917
4.00%	03/18/29	25,000	29,703
RenaissanceRe Holdings Ltd.
3.60%	04/15/29	25,000	28,196
Republic Services Inc.
1.45%	02/15/31	100,000	97,997
2.50%	08/15/24	70,000	74,708
3.05%	03/01/50	50,000	54,385
Reynolds American Inc.
4.45%	06/12/25	100,000	113,993
Rio Tinto Finance USA Ltd.
5.20%	11/02/40	150,000	218,848
Rockwell Automation Inc.
3.50%	03/01/29	45,000	52,406
Rogers Communications Inc.
2.90%	11/15/26	100,000	111,117
3.00%	03/15/23	50,000	52,522
3.63%	12/15/25	60,000	68,052
3.70%	11/15/49	100,000	117,938
Roper Technologies Inc.
2.00%	06/30/30	115,000	117,826
3.80%	12/15/26	100,000	115,613
Ross Stores Inc.
0.88%	04/15/26	50,000	49,944
1.88%	04/15/31	50,000	50,235
Royal Bank of Canada
0.50%	10/26/23	100,000	100,538
1.15%	06/10/25	140,000	143,041
1.60%	04/17/23	80,000	82,274
1.95%	01/17/23	30,000	30,994
2.75%	02/01/22	50,000	51,345
2.80%	04/29/22	100,000	103,357
Royalty Pharma PLC
0.75%	09/02/23	300,000	301,515	(c)
3.30%	09/02/40	100,000	105,291	(c)
RPM International Inc.
4.25%	01/15/48	50,000	55,528
Ryder System Inc.
3.40%	03/01/23	50,000	52,980
Sabine Pass Liquefaction LLC
4.50%	05/15/30	125,000	148,592	(c)
5.63%	03/01/25	135,000	157,617
5.75%	05/15/24	35,000	40,046
Sabra Health Care LP
3.90%	10/15/29	25,000	26,144
San Diego Gas & Electric Co.
3.60%	09/01/23	100,000	107,396
Sanofi
3.63%	06/19/28	100,000	116,809
Santander Holdings USA Inc.
3.40%	01/18/23	50,000	52,510
3.50%	06/07/24	100,000	108,291
4.40%	07/13/27	50,000	56,948
Santander UK Group Holdings PLC (1.53% fixed rate until 08/21/25; 1.25% + 1 year CMT Rate thereafter)
1.53%	08/21/26	100,000	101,920	(e)
Santander UK Group Holdings PLC (3.37% fixed rate until 01/05/23; 1.08% + 3 month USD LIBOR thereafter)
3.37%	01/05/24	100,000	105,190	(e)
Santander UK PLC
2.88%	06/18/24	100,000	107,090
Schlumberger Investment S.A.
2.65%	06/26/30	100,000	106,989

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Sempra Energy
3.80%	02/01/38	$100,000	$115,563
4.05%	12/01/23	50,000	54,750
Shell International Finance BV
0.38%	09/15/23	100,000	100,219
3.13%	11/07/49	100,000	110,663
3.25%	04/06/50	100,000	113,313
3.50%	11/13/23	140,000	152,352
4.00%	05/10/46	50,000	62,744
4.13%	05/11/35	150,000	187,690
4.38%	05/11/45	100,000	131,581
Shire Acquisitions Investments Ireland DAC
3.20%	09/23/26	50,000	55,916
Simon Property Group LP
2.00%	09/13/24	100,000	104,557
2.45%	09/13/29	100,000	105,141
2.75%	02/01/23	121,000	126,164
3.25%	09/13/49	100,000	102,576
SL Green Operating Partnership LP
3.25%	10/15/22	30,000	30,935
Snap-on Inc.
3.10%	05/01/50	15,000	16,974
Southern California Edison Co.
3.40%	06/01/23	100,000	106,595
3.60%	02/01/45	125,000	137,892
3.65%	02/01/50	100,000	114,225
4.20%	03/01/29	100,000	117,183
Southern California Gas Co.
2.55%	02/01/30	50,000	54,232
Southern Company Gas Capital Corp.
1.75%	01/15/31	100,000	100,844
Southern Copper Corp.
5.88%	04/23/45	155,000	224,522
Southwest Airlines Co.
3.00%	11/15/26	100,000	106,862
5.13%	06/15/27	40,000	47,495
Southwestern Electric Power Co.
3.85%	02/01/48	100,000	117,562
Southwestern Public Service Co.
3.15%	05/01/50	100,000	111,562
Spectra Energy Partners LP
3.50%	03/15/25	50,000	55,393
Spirit Realty LP
3.40%	01/15/30	25,000	27,131
SSM Health Care Corp.
3.69%	06/01/23	10,000	10,691
Stanley Black & Decker Inc.
2.30%	03/15/30	50,000	53,540
Starbucks Corp.
2.00%	03/12/27	25,000	26,528
2.25%	03/12/30	25,000	26,499
3.10%	03/01/23	50,000	52,830
3.35%	03/12/50	15,000	16,691
3.50%	03/01/28 - 11/15/50	200,000	229,772
3.75%	12/01/47	35,000	41,052
Steel Dynamics Inc.
2.40%	06/15/25	15,000	15,969
3.25%	01/15/31	40,000	44,928
Stryker Corp.
1.95%	06/15/30	100,000	102,891
2.90%	06/15/50	45,000	47,715
3.65%	03/07/28	50,000	57,808
Sumitomo Mitsui Financial Group Inc.
1.47%	07/08/25	100,000	102,533
2.14%	09/23/30	100,000	100,562
2.70%	07/16/24	100,000	106,805
2.78%	10/18/22	100,000	104,195
3.01%	10/19/26	100,000	110,856
3.35%	10/18/27	50,000	56,273
3.94%	10/16/23	100,000	109,326
4.31%	10/16/28	100,000	119,625

		Principal Amount	Fair Value
Suncor Energy Inc.
3.10%	05/15/25	$75,000	$82,143
6.85%	06/01/39	50,000	70,208
Sunoco Logistics Partners Operations LP
5.95%	12/01/25	50,000	58,698
Suzano Austria GmbH
3.75%	01/15/31	55,000	58,456
Svensk Exportkredit AB
1.63%	11/14/22	200,000	205,156
Synchrony Financial
2.85%	07/25/22	15,000	15,501
3.95%	12/01/27	100,000	112,370
4.38%	03/19/24	35,000	38,548
Sysco Corp.
2.40%	02/15/30	15,000	15,612
3.30%	02/15/50	20,000	20,891
6.60%	04/01/40	200,000	292,756
T-Mobile USA Inc.
2.25%	11/15/31	100,000	102,570	(c)
2.55%	02/15/31	40,000	42,034	(c)
3.00%	02/15/41	180,000	186,107	(c)
3.30%	02/15/51	150,000	154,125	(c)
3.60%	11/15/60	45,000	47,776	(c)
4.38%	04/15/40	150,000	183,093	(c)
Takeda Pharmaceutical Company Ltd.
2.05%	03/31/30	100,000	102,151
4.40%	11/26/23	50,000	55,394
5.00%	11/26/28	50,000	62,136
Tampa Electric Co.
4.30%	06/15/48	50,000	63,959
Target Corp.
2.25%	04/15/25	100,000	107,118
3.38%	04/15/29	50,000	58,601
TC PipeLines LP
3.90%	05/25/27	100,000	112,448
TD Ameritrade Holding Corp.
2.95%	04/01/22	150,000	154,350
Teck Resources Ltd.
6.25%	07/15/41	100,000	128,622
Telefonica Emisiones S.A.
4.10%	03/08/27	100,000	115,670
4.90%	03/06/48	50,000	61,995
5.52%	03/01/49	200,000	267,790
TELUS Corp.
4.60%	11/16/48	50,000	65,859
Texas Instruments Inc.
1.75%	05/04/30	35,000	36,186
3.88%	03/15/39	100,000	125,336
Textron Inc.
3.90%	09/17/29	50,000	57,051
The Allstate Corp.
4.20%	12/15/46	100,000	132,237
The Allstate Corp. (5.75% fixed rate until 08/15/23; 2.94% + 3 month USD LIBOR thereafter)
5.75%	08/15/53	50,000	53,548	(e)
The Asian Infrastructure Investment Bank
0.25%	09/29/23	135,000	135,066
The Bank of New York Mellon Corp.
1.60%	04/24/25	100,000	104,436
2.80%	05/04/26	30,000	33,159
3.00%	02/24/25	105,000	115,513
3.45%	08/11/23	100,000	108,072
3.50%	04/28/23	100,000	107,274
3.85%	04/28/28	100,000	119,774
The Bank of Nova Scotia
2.00%	11/15/22	100,000	103,262
2.70%	08/03/26	200,000	220,792
The Boeing Co.
2.95%	02/01/30	50,000	51,704
3.10%	05/01/26	100,000	106,501
3.20%	03/01/29	50,000	52,623
3.75%	02/01/50	50,000	52,290
4.88%	05/01/25	255,000	290,450

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
5.71%	05/01/40	$100,000	$129,719
5.81%	05/01/50	100,000	137,702
The Charles Schwab Corp.
3.85%	05/21/25	50,000	56,885
The Clorox Co.
3.50%	12/15/24	50,000	55,435
The Coca-Cola Co.
1.00%	03/15/28	120,000	120,264
1.65%	06/01/30	135,000	138,607
2.13%	09/06/29	100,000	106,789
2.50%	06/01/40 - 03/15/51	170,000	177,551
2.95%	03/25/25	100,000	110,269
The Dayton Power & Light Co.
3.95%	06/15/49	15,000	17,487
The Dow Chemical Co.
2.10%	11/15/30	100,000	102,353
3.60%	11/15/50	200,000	224,250
4.38%	11/15/42	137,000	168,283
The Estee Lauder Companies Inc.
2.00%	12/01/24	20,000	21,111
2.38%	12/01/29	20,000	21,642
3.13%	12/01/49	30,000	34,625
The George Washington University
4.13%	09/15/48	50,000	62,922	(b)
The Georgetown University
2.94%	04/01/50	10,000	10,194
The Goldman Sachs Group Inc. (1.09% fixed rate until 06/09/21; 0.79% + SOFR thereafter).
1.09%	12/09/26	100,000	101,136	(e)
2.60%	02/07/30	95,000	102,208
3.50%	04/01/25 - 11/16/26	150,000	167,270
3.63%	02/20/24	100,000	108,977
3.85%	07/08/24	50,000	55,177
4.80%	07/08/44	100,000	138,203
6.25%	02/01/41	50,000	78,626
6.75%	10/01/37	100,000	152,574
The Goldman Sachs Group Inc. (0.63% fixed rate until 11/17/22; 0.53% + SOFR thereafter)
0.63%	11/17/23	285,000	286,331	(e)
The Goldman Sachs Group Inc. (4.02% fixed rate until 10/31/37; 1.37% + 3 month USD LIBOR thereafter)
4.02%	10/31/38	100,000	121,931	(e)
The Goldman Sachs Group Inc. (4.41% fixed rate until 04/23/38; 1.43% + 3 month USD LIBOR thereafter)
4.41%	04/23/39	150,000	191,025	(e)
The Hartford Financial Services Group Inc.
4.40%	03/15/48	100,000	132,046
The Hershey Co.
2.65%	06/01/50	60,000	63,154
3.38%	05/15/23	50,000	53,613
The Home Depot Inc.
2.13%	09/15/26	45,000	48,479
3.13%	12/15/49	50,000	57,608
3.30%	04/15/40	100,000	117,686
3.90%	12/06/28	100,000	120,391
4.20%	04/01/43	50,000	65,208
The Interpublic Group of Companies Inc.
4.65%	10/01/28	10,000	12,051
The JM Smucker Co.
3.38%	12/15/27	100,000	112,872
The Kroger Co.
3.85%	08/01/23	50,000	53,986
4.50%	01/15/29	100,000	122,906
5.40%	01/15/49	100,000	145,043
The Mosaic Co.
3.25%	11/15/22	50,000	52,289
4.05%	11/15/27	50,000	56,656
The New York and Presbyterian Hospital
2.26%	08/01/40	25,000	24,328
3.95%	08/01/19	35,000	40,364
The PNC Financial Services Group Inc.
2.20%	11/01/24	50,000	53,183

		Principal Amount	Fair Value
3.45%	04/23/29	100,000	115,466
The Procter & Gamble Co.
0.55%	10/29/25	200,000	201,726
2.45%	11/03/26	100,000	110,391
The Progressive Corp.
4.35%	04/25/44	100,000	132,815
The Sherwin-Williams Co.
3.95%	01/15/26	100,000	114,453
The Southern Co. (4.00% fixed rate until 10/15/25; 3.73% + 5 year CMT Rate thereafter)
4.00%	01/15/51	200,000	211,150	(e)
The Timken Co.
4.50%	12/15/28	20,000	22,318
The TJX Companies Inc.
1.15%	05/15/28	100,000	100,437
1.60%	05/15/31	100,000	100,905
The Toronto-Dominion Bank
0.75%	09/11/25	100,000	100,353
2.65%	06/12/24	100,000	107,178
3.25%	03/11/24	100,000	108,607
The Travelers Companies Inc.
4.00%	05/30/47	100,000	130,438
5.35%	11/01/40	100,000	144,324
The Walt Disney Co.
2.65%	01/13/31	60,000	65,776
3.35%	03/24/25	100,000	110,875
3.38%	11/15/26	100,000	112,792
6.65%	11/15/37	79,000	124,333
The Western Union Co.
3.60%	03/15/22	50,000	51,628
The Williams Companies Inc.
3.70%	01/15/23	10,000	10,601
4.55%	06/24/24	40,000	44,790
4.85%	03/01/48	70,000	86,255
5.10%	09/15/45	150,000	186,688
5.75%	06/24/44	15,000	19,391
5.80%	11/15/43	150,000	191,395
Thermo Fisher Scientific Inc.
2.60%	10/01/29	50,000	54,746
4.15%	02/01/24	25,000	27,641
4.50%	03/25/30	100,000	124,790
Time Warner Cable LLC
4.50%	09/15/42	150,000	174,760
Total Capital International S.A.
2.43%	01/10/25	50,000	53,356
3.13%	05/29/50	150,000	163,252
3.46%	02/19/29	100,000	115,784
Total Capital S.A.
3.88%	10/11/28	25,000	29,664
Toyota Motor Credit Corp.
0.35%	10/14/22	50,000	50,088
0.80%	10/16/25	250,000	251,365
2.60%	01/11/22	100,000	102,334
2.70%	01/11/23	100,000	104,784
2.90%	03/30/23	100,000	105,753
3.45%	09/20/23	50,000	54,154
3.65%	01/08/29	100,000	118,387
Trane Technologies Global Holding Company Ltd.
4.25%	06/15/23	100,000	109,127
Trane Technologies Luxembourg Finance S.A.
4.50%	03/21/49	100,000	130,966
TransCanada PipeLines Ltd.
4.10%	04/15/30	100,000	118,370
4.25%	05/15/28	50,000	59,161
5.10%	03/15/49	50,000	67,101
7.63%	01/15/39	100,000	156,497
Transcontinental Gas Pipe Line Company LLC
3.95%	05/15/50	100,000	112,481
4.00%	03/15/28	100,000	114,715
Truist Bank
2.63%	01/15/22	100,000	102,231
2.80%	05/17/22	50,000	51,637

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
3.00%	02/02/23	$100,000	$105,201
3.20%	04/01/24	50,000	54,189
Truist Financial Corp.
1.95%	06/05/30	135,000	141,117
2.85%	10/26/24	50,000	54,257
3.75%	12/06/23	100,000	109,874
4.00%	05/01/25	50,000	56,817
Tucson Electric Power Co.
4.85%	12/01/48	50,000	66,983
TWDC Enterprises 18 Corp.
3.00%	07/30/46	60,000	64,891
Tyson Foods Inc.
4.00%	03/01/26	15,000	17,240
4.88%	08/15/34	70,000	92,389
5.10%	09/28/48	35,000	50,108
U.S. Bancorp
3.95%	11/17/25	100,000	115,654
U.S. Bancorp
2.63%	01/24/22	100,000	102,307
U.S. Bank NA
2.80%	01/27/25	50,000	54,385
UDR Inc.
4.40%	01/26/29	50,000	59,543
Unilever Capital Corp.
0.38%	09/14/23	100,000	100,267
1.38%	09/14/30	105,000	105,457
2.00%	07/28/26	50,000	53,352
2.90%	05/05/27	100,000	111,336
Union Electric Co.
2.63%	03/15/51	65,000	67,725
2.95%	06/15/27	100,000	110,429
3.50%	03/15/29	25,000	28,823
3.65%	04/15/45	35,000	41,549
Union Pacific Corp.
2.15%	02/05/27	100,000	106,298
2.97%	09/16/62	15,000	15,726	(c)
3.00%	04/15/27	100,000	111,328
3.50%	06/08/23	50,000	53,594
3.55%	08/15/39	15,000	17,306
3.70%	03/01/29	65,000	75,776
3.84%	03/20/60	105,000	129,438
3.95%	09/10/28 - 08/15/59	50,000	60,281
United Airlines 2020-1 Class A Pass Through Trust
5.88%	04/15/29	370,000	399,186
United Parcel Service Inc.
2.45%	10/01/22	75,000	77,818
3.05%	11/15/27	50,000	56,691
3.75%	11/15/47	50,000	63,256
3.90%	04/01/25	100,000	113,014
UnitedHealth Group Inc.
1.25%	01/15/26	90,000	92,408
2.88%	08/15/29	75,000	84,984
2.95%	10/15/27	100,000	112,190
3.10%	03/15/26	50,000	56,050
3.50%	02/15/24 - 08/15/39	120,000	141,174
3.70%	12/15/25 - 08/15/49	75,000	92,740
3.75%	10/15/47	100,000	124,311
3.88%	12/15/28	15,000	17,990
4.45%	12/15/48	10,000	13,796
4.63%	07/15/35	45,000	60,424
6.88%	02/15/38	100,000	164,036
University of Notre Dame du Lac
3.39%	02/15/48	25,000	30,779
Unum Group
4.50%	12/15/49	30,000	31,938
Vale Overseas Ltd.
6.25%	08/10/26	100,000	124,240
6.88%	11/10/39	100,000	149,099
Valero Energy Corp.
2.85%	04/15/25	25,000	26,673
6.63%	06/15/37	50,000	66,307

		Principal Amount	Fair Value
Valero Energy Partners LP
4.38%	12/15/26	$100,000	$116,018
Ventas Realty LP
4.00%	03/01/28	50,000	57,068
4.40%	01/15/29	100,000	116,518
VEREIT Operating Partnership LP
3.40%	01/15/28	100,000	110,366
4.60%	02/06/24	20,000	22,027
4.88%	06/01/26	25,000	29,327
Verisk Analytics Inc.
4.13%	03/15/29	60,000	72,207
Verizon Communications Inc.
0.85%	11/20/25	100,000	100,818
1.75%	01/20/31	100,000	99,628
2.63%	08/15/26	100,000	109,522
2.65%	11/20/40	100,000	101,029
2.88%	11/20/50	100,000	100,652
2.99%	10/30/56	219,000	220,428	(c)
3.00%	11/20/60	90,000	90,721
3.38%	02/15/25	100,000	111,041
3.85%	11/01/42	136,000	161,252
3.88%	02/08/29	5,000	5,883
4.02%	12/03/29	100,000	118,663
4.33%	09/21/28	109,000	131,053
4.40%	11/01/34	50,000	62,421
4.52%	09/15/48	150,000	194,244
4.81%	03/15/39	189,000	246,758
5.15%	09/15/23	100,000	112,711
VF Corp.
2.95%	04/23/30	30,000	33,153
ViacomCBS Inc.
4.00%	01/15/26	50,000	57,229
4.20%	05/19/32	150,000	180,309
4.95%	05/19/50	100,000	129,831
5.85%	09/01/43	100,000	138,947
Virginia Electric & Power Co.
4.60%	12/01/48	60,000	84,190
4.65%	08/15/43	100,000	135,016
Visa Inc.
2.00%	08/15/50	200,000	190,248
2.15%	09/15/22	100,000	103,131
2.70%	04/15/40	100,000	109,250
4.30%	12/14/45	100,000	136,885
VMware Inc.
4.50%	05/15/25	100,000	114,551
4.65%	05/15/27	100,000	117,062
Vodafone Group PLC
4.25%	09/17/50	55,000	67,830
4.38%	05/30/28 - 02/19/43	205,000	252,092
5.00%	05/30/38	100,000	130,738
5.25%	05/30/48	50,000	69,421
Vornado Realty LP
3.50%	01/15/25	50,000	52,790
Vulcan Materials Co.
4.70%	03/01/48	50,000	64,037
Walgreens Boots Alliance Inc.
3.45%	06/01/26	55,000	60,948
4.50%	11/18/34	155,000	178,493
Walmart Inc.
2.35%	12/15/22	100,000	103,989
3.25%	07/08/29	40,000	46,547
3.40%	06/26/23	50,000	53,721
3.63%	12/15/47	125,000	158,347
3.70%	06/26/28	100,000	117,702
4.05%	06/29/48	85,000	115,046
Waste Connections Inc.
3.50%	05/01/29	50,000	57,042
Waste Management Inc.
2.90%	09/15/22	50,000	51,857
4.15%	07/15/49	65,000	86,010
WEC Energy Group Inc.
0.55%	09/15/23	50,000	50,235

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Wells Fargo & Co.
2.63%	07/22/22	$100,000	$103,522
4.13%	08/15/23	150,000	163,722
4.15%	01/24/29	100,000	118,625
4.40%	06/14/46	50,000	62,431
4.65%	11/04/44	50,000	63,787
4.75%	12/07/46	100,000	130,936
5.61%	01/15/44	69,000	97,301
Wells Fargo & Co. (2.16% fixed rate until 02/11/25; 0.75% + 3 month USD LIBOR thereafter)
2.16%	02/11/26	165,000	173,478	(e)
Wells Fargo & Co. (2.39% fixed rate until 06/02/27; 2.10% + SOFR thereafter)
2.39%	06/02/28	120,000	127,704	(e)
Wells Fargo & Co. (2.41% fixed rate until 10/30/24; 0.83% + 3 month USD LIBOR thereafter)
2.41%	10/30/25	90,000	95,077	(e)
Wells Fargo & Co. (2.57% fixed rate until 02/11/30; 1.00% + 3 month USD LIBOR thereafter)
2.57%	02/11/31	165,000	175,279	(e)
Wells Fargo & Co. (2.88% fixed rate until 10/30/29; 1.17% + 3 month USD LIBOR thereafter)
2.88%	10/30/30	100,000	108,999	(e)
Wells Fargo & Co. (3.07% fixed rate until 04/30/40; 2.53% + SOFR thereafter)
3.07%	04/30/41	165,000	178,901	(e)
Wells Fargo Bank NA
3.55%	08/14/23	50,000	54,014
Welltower Inc.
2.75%	01/15/31	105,000	111,555
3.63%	03/15/24	25,000	27,263
4.25%	04/15/28	115,000	134,121
Westinghouse Air Brake Technologies Corp.
3.45%	11/15/26	100,000	109,684
Westlake Chemical Corp.
4.38%	11/15/47	50,000	59,256
Westpac Banking Corp.
2.80%	01/11/22	100,000	102,595
3.30%	02/26/24	100,000	109,001
3.35%	03/08/27	100,000	113,651
Westpac Banking Corp. (4.11% fixed rate until 07/24/29; 2.00% + 5 year CMT Rate thereafter)
4.11%	07/24/34	100,000	113,615	(e)
Westpac Banking Corp. (4.32% fixed rate until 11/23/26; 2.24% + 5 Year US ISDA thereafter)
4.32%	11/23/31	100,000	114,022	(e)
Weyerhaeuser Co.
7.38%	03/15/32	100,000	149,554
Whirlpool Corp.
3.70%	05/01/25	50,000	55,690
4.60%	05/15/50	225,000	291,861
Willis North America Inc.
2.95%	09/15/29	85,000	92,968
3.88%	09/15/49	35,000	42,849
4.50%	09/15/28	50,000	60,201
Wisconsin Electric Power Co.
4.30%	10/15/48	10,000	13,453
Wisconsin Power & Light Co.
3.05%	10/15/27	100,000	110,806
Wisconsin Public Service Corp.
3.30%	09/01/49	20,000	22,926
WP Carey Inc.
3.85%	07/15/29	50,000	57,020
WR Berkley Corp.
4.00%	05/12/50	20,000	24,551
WRKCo Inc.
4.20%	06/01/32	50,000	60,611
4.65%	03/15/26	100,000	117,625
WW Grainger Inc.
1.85%	02/15/25	50,000	52,576
Xcel Energy Inc.
0.50%	10/15/23	80,000	80,270
3.30%	06/01/25	50,000	54,986

		Principal Amount	Fair Value
Xilinx Inc.
2.38%	06/01/30	$100,000	$104,845
Xylem Inc.
2.25%	01/30/31	75,000	78,997
Zimmer Biomet Holdings Inc.
3.05%	01/15/26	200,000	220,850
3.70%	03/19/23	75,000	79,939
Zoetis Inc.
3.00%	05/15/50	70,000	77,057
4.70%	02/01/43	50,000	68,488
			147,534,813

Non-Agency Collateralized Mortgage Obligations – 0.2%
BANK 2018-BNK14
4.23%	09/15/60	191,106	228,222	(e)
BANK 2019-BNK20
3.01%	09/15/62	50,000	55,868
BANK 2019-BNK21
2.85%	10/17/52	100,000	110,487
BANK 2019-BNK22
2.98%	11/15/62	50,000	55,774
BBCMS Mortgage Trust 2018-C2
4.31%	12/15/51	50,000	59,855
Benchmark 2018-B4 Mortgage Trust
4.12%	07/15/51	100,000	118,440	(e)
Benchmark 2018-B5 Mortgage Trust
4.21%	07/15/51	100,000	119,336
Benchmark 2019-B13 Mortgage Trust
2.95%	08/15/57	100,000	111,465
CD 2017-CD6 Mortgage Trust
3.46%	11/13/50	150,000	170,337
Citigroup Commercial Mortgage Trust 2014-GC21
4.03%	05/10/47	100,000	108,108
Citigroup Commercial Mortgage Trust 2014-GC25
4.02%	10/10/47	300,000	327,894
COMM 2015-LC19 Mortgage Trust
3.18%	02/10/48	150,000	162,561
COMM 2016-DC2 Mortgage Trust
3.77%	02/10/49	190,000	214,391
CSAIL 2018-CX12 Commercial Mortgage Trust
4.22%	08/15/51	200,000	237,766	(e)
GS Mortgage Securities Trust 2015-GC28
3.98%	02/10/48	150,000	161,412
GS Mortgage Securities Trust 2016-GS3
2.78%	10/10/49	80,000	84,532
GS Mortgage Securities Trust 2019-GC38
3.97%	02/10/52	50,000	59,164
JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20
3.80%	07/15/47	250,000	273,831
JPMBB Commercial Mortgage Securities Trust 2013-C14
3.76%	08/15/46	133,426	139,004	(e)
JPMBB Commercial Mortgage Securities Trust 2014-C22
3.80%	09/15/47	75,000	82,555
JPMDB Commercial Mortgage Securities Trust 2017-C5
3.41%	03/15/50	150,000	165,667
Morgan Stanley Capital I Trust 2016-UBS12
3.60%	12/15/49	150,000	169,273
UBS Commercial Mortgage Trust 2018-C15
4.07%	12/15/51	100,000	116,534
Wells Fargo Commercial Mortgage Trust 2012-LC5
2.92%	10/15/45	141,156	145,641
4.69%	10/15/45	220,000	224,305	(e)
Wells Fargo Commercial Mortgage Trust 2017-C41
3.47%	11/15/50	150,000	169,751
Wells Fargo Commercial Mortgage Trust 2018-C46
4.15%	08/15/51	200,000	238,985
WFRBS Commercial Mortgage Trust 2012-C7
3.43%	06/15/45	200,000	206,015
WFRBS Commercial Mortgage Trust 2013-C17
4.02%	12/15/46	35,000	38,104
			4,355,277

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

		Principal Amount	Fair Value
Sovereign Bonds – 0.5%
Colombia Government International Bond
4.13%	05/15/51	$200,000	$222,676
Export Development Canada
2.50%	01/24/23	200,000	209,510
Export-Import Bank of Korea
1.88%	02/12/25	100,000	104,642
3.00%	11/01/22	200,000	209,416
3.63%	11/27/23	100,000	109,177
Government of Canada
2.63%	01/25/22	100,000	102,608
Government of Chile
2.45%	01/31/31	200,000	214,238
3.13%	01/21/26	100,000	111,015
3.50%	01/25/50	100,000	115,067
Government of Colombia
3.00%	01/30/30	200,000	210,526
5.00%	06/15/45	150,000	183,519
6.13%	01/18/41	150,000	201,312
Government of Hungary
5.38%	03/25/24	100,000	114,262
Government of Indonesia
3.85%	10/15/30	200,000	232,668
4.75%	02/11/29	100,000	121,204
Government of Israel
2.88%	03/16/26	100,000	110,155
3.88%	07/03/50	100,000	120,487
Government of Italy
2.88%	10/17/29	100,000	105,413
5.38%	06/15/33	150,000	192,726
Government of Mexico
4.00%	10/02/23	100,000	109,490
4.35%	01/15/47	100,000	114,214
4.75%	03/08/44	102,000	121,318
5.00%	04/27/51	100,000	124,737
5.75%	10/12/10	172,000	228,937
6.05%	01/11/40	130,000	174,736
Government of Panama
3.75%	03/16/25	100,000	110,765
4.50%	04/01/56	100,000	129,138
6.70%	01/26/36	150,000	222,940
Government of Peru
6.55%	03/14/37	147,000	223,374
7.35%	07/21/25	100,000	128,073
Government of Philippines
2.46%	05/05/30	200,000	215,676
2.95%	05/05/45	200,000	211,552
3.70%	03/01/41	100,000	115,866
3.75%	01/14/29	100,000	116,639
4.20%	01/21/24	100,000	111,396
Government of Poland
3.00%	03/17/23	147,000	155,366
3.25%	04/06/26	100,000	112,810
5.00%	03/23/22	100,000	105,874
Government of Uruguay
4.50%	08/14/24	100,000	110,358
4.98%	04/20/55	100,000	139,218
Iraq Government AID Bond
2.15%	01/18/22	480,000	488,750
Japan Bank for International Cooperation
0.38%	09/15/23	80,000	80,074
1.63%	10/17/22	200,000	204,640
2.88%	07/21/27	100,000	112,656
3.38%	10/31/23	200,000	216,874
Korea International Bond
2.50%	06/19/29	100,000	110,257
Panama Government International Bond
2.25%	09/29/32	200,000	206,190
Province of Alberta Canada
2.95%	01/23/24	150,000	161,664
3.35%	11/01/23	150,000	162,616

		Principal Amount	Fair Value
Province of Manitoba Canada
2.60%	04/16/24	$100,000	$107,100
Province of Ontario Canada
1.13%	10/07/30	200,000	197,432
3.05%	01/29/24	150,000	162,290
3.40%	10/17/23	150,000	162,733
Province of Quebec Canada
0.60%	07/23/25	200,000	200,586
2.38%	01/31/22	200,000	204,618
The Korea Development Bank
2.13%	10/01/24	100,000	105,277
2.63%	02/27/22	200,000	205,066
Uruguay Government International Bond
4.38%	01/23/31	100,000	122,798
			9,284,719
Municipal Bonds and Notes – 0.2%
American Municipal Power Inc.
6.27%	02/15/50	100,000	141,989	(b)
Board of Regents of the University of Texas System
4.79%	08/15/46	100,000	137,073	(b)
Chicago O’Hare International Airport
4.47%	01/01/49	100,000	123,464	(b)
Chicago Transit Authority Sales & Transfer Tax Receipts Revenue
6.90%	12/01/40	75,000	108,447	(b)
Commonwealth of Massachusetts
4.50%	08/01/31	100,000	128,245	(b)
Dallas Area Rapid Transit
5.02%	12/01/48	75,000	106,786	(b)
East Bay Municipal Utility District
5.87%	06/01/40	100,000	150,287	(b)
Los Angeles Department of Water & Power
6.57%	07/01/45	100,000	175,117	(b)
6.60%	07/01/50	90,000	167,515	(b)
Los Angeles Unified School District
5.76%	07/01/29	110,000	141,842	(b)
Municipal Electric Authority of Georgia
6.64%	04/01/57	123,000	187,052	(b)
New York City Water & Sewer System
6.01%	06/15/42	50,000	79,455	(b)
New York State Dormitory Authority
3.14%	07/01/43	50,000	52,668	(b)
New York State Urban Development Corp.
3.90%	03/15/33	25,000	28,719	(b)
North Texas Tollway Authority
6.72%	01/01/49	100,000	173,414	(b)
Port Authority of New York & New Jersey
5.31%	08/01/46	200,000	224,436	(b)
1.09%	07/01/23	135,000	137,011	(b)
Sales Tax Securitization Corp.
4.64%	01/01/40	25,000	29,532	(b)
South Carolina State Public Service Authority
6.45%	01/01/50	50,000	82,919	(b)
State Board of Administration Finance Corp.
2.15%	07/01/30	300,000	315,666
State of California
2.38%	10/01/26	200,000	218,138	(b)
2.50%	10/01/29	300,000	330,186	(b)
7.60%	11/01/40	100,000	180,878	(b)
Texas Transportation Commission
2.56%	04/01/42	80,000	81,494	(b)
University of California
4.60%	05/15/31	100,000	121,908	(b)
6.58%	05/15/49	100,000	161,898	(b)
			3,786,139
U.S. Government Sponsored Agency – 0.0%*
Tennessee Valley Authority
3.50%	12/15/42	100,000	125,144
Total Bonds and Notes (Cost $377,270,599)			410,239,208

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

	Number of Shares	Fair Value
Exchange Traded & Mutual Funds – 12.3%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF	4,809,593	$73,394,389
SPDR Bloomberg Barclays High Yield Bond ETF	829,249	90,338,386	(g)
SPDR Bloomberg Barclays International Treasury Bond ETF	1,143,138	35,700,200
SPDR Dow Jones REIT ETF	54,355	4,712,578	(g)
SPDR Portfolio Long Term Corporate Bond ETF	546,231	18,080,246	(g)
		222,225,799
Total Exchange Traded & Mutual Funds (Cost $219,150,689)		222,225,799

Total Investments in Securities (Cost $1,510,459,571)		1,725,111,747

Other Information:

	Number of Shares	Fair Value

Short-Term Investments – 4.7%

State Street Institutional U.S. Government Money Market Fund - Class G Shares 0.05%
(Cost $84,964,250)	84,964,250	$84,964,250	(b,g,h)

Total Investments (Cost $1,595,423,821)		1,810,075,997

Liabilities in Excess of Other Assets, net – (0.1)%		(2,325,219)

NET ASSETS – 100.0%		$1,807,750,778

The Fund had the following long futures contracts open at December 31, 2020:

Description	Expiration date	Number of Contracts	Notional Amount	Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2021	20	$3,679,840	$3,748,800	$68,960
E-mini Russell 2000 Index Futures	March 2021	10	955,623	987,400	31,777
MSCI Emerging Markets Index Futures	March 2021	14	871,640	901,740	30,100
MSCI EAFE Mini Index Futures	March 2021	36	3,754,429	3,835,440	81,011
					$211,848

During the year ended December 31, 2020, the average notional value related to long futures contracts was $7,921,466.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	At December 31, 2020, all or a portion of this security was pledged to cover collateral requirements for futures and/or TBAs.
(c)

Pursuant to Rule 144A of the Securities Act of 1933, as amended, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2020, these securities amounted to $10,887,913 or 0.60% of the net assets of the State Street Total Return V.I.S. Fund. These securities have been determined to be liquid using procedures established by the Fund’s Board of Directors .

(d)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (“TBA”) in the future.
(e)

Variable Rate Security - Interest rate shown is rate in effect at December 31, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.

(f)	Step coupon bond.
(g)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Fund’s sub-administrator, custodian and accounting agent.

(h)	Coupon amount represents effective yield.
(i)	Security is fair valued by the Valuation Committee, in accordance with the procedures approved by the Fund’s Board of Directors. Security value is determined based on level 3 inputs.
†	Percentages are based on net assets as of December 31, 2020.
*	Less than 0.05%.
**	Amount is less than $0.50.

Abbreviations:

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
GDR	Global Depositary Receipt
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SPDR	Standard and Poor’s Depositary Receipt
TBA	To Be Announced

The following table presents the Fund’s investments measured at fair value on a recurring basis at December 31, 2020:

Fund	Investments	Level 1	Level 2	Level 3	Total
Investments in Securities
	Domestic Equity	$646,812,962	$845	$—	$646,813,807
	Foreign Equity	445,832,933	—	—	445,832,933
	U.S. Treasuries	—	149,296,173	—	149,296,173
	Agency Mortgage Backed	—	91,460,359	—	91,460,359
	Agency Collateralized Mortgage Obligations	—	3,190,098	—	3,190,098
	Asset Backed	—	1,206,486	—	1,206,486
	Corporate Notes	—	147,534,813	—	147,534,813
	Non-Agency Collateralized Mortgage Obligations	—	4,355,277	—	4,355,277
	Sovereign Bonds	—	9,284,719	—	9,284,719
	Municipal Bonds and Notes	—	3,786,139	—	3,786,139
	U.S. Government Sponsored Agencies	—	125,144	—	125,144
	Exchange Traded & Mutual Funds	222,225,799	—	—	222,225,799
	Short-Term Investments	84,964,250	—	—	84,964,250

Total Investments in Securities		$1,399,835,944	$410,240,053	$—	$1,810,075,997

Other Financial Instruments
	Long Futures Contracts - Unrealized Appreciation	$211,848 $	—	$—	$211,848

The Fund was invested in the following countries/territories at December 31, 2020 (unaudited):

Country/Territory	Percentage (based on Fair Value)
United States	72.42%
Japan	4.08%
Canada	2.37%
Switzerland	2.27%
United Kingdom	2.01%
China	1.97%
Germany	1.76%
Ireland	1.51%
France	1.31%
Australia	1.19%
Taiwan	0.80%
South Korea	0.79%
Sweden	0.75%
Netherlands	0.72%
India	0.55%
Italy	0.48%
Denmark	0.43%
Supranational	0.39%
Hong Kong	0.37%
Finland	0.35%
Belgium	0.29%
Spain	0.28%
Israel	0.28%
Singapore	0.25%
Russian Federation	0.24%
South Africa	0.24%
New Zealand	0.24%
Brazil	0.19%
Norway	0.15%
Mexico	0.14%
Malaysia	0.13%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

Country/Territory	Percentage (based on Fair Value)
Cayman Islands	0.11%
Philippines	0.08%
Saudi Arabia	0.08%
Portugal	0.08%
Poland	0.07%
Turkey	0.07%
Colombia	0.06%
Austria	0.06%
Thailand	0.06%
Chile	0.06%
Bermuda	0.05%
Indonesia	0.04%
Panama	0.04%
United Arab Emirates	0.03%
Iraq	0.03%
Cyprus	0.02%
Uruguay	0.02%
Luxembourg	0.02%
Peru	0.02%
Hungary	0.01%
Puerto Rico	0.01%
Qatar	0.01%
Greece	0.01%
Czech	0.01%
Guernsey	0.00	%***
Pakistan	0.00	%***

	100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2020 (unaudited):

Industry	Domestic	Foreign	Total
Exchange Traded Funds	9.32%	0.00%	9.32%
Specialized Finance	2.97%	0.00%	2.97%
Technology Hardware, Storage & Peripherals	1.82%	0.71%	2.53%
Electric Utilities	1.64%	0.86%	2.50%
Property & Casualty Insurance	2.04%	0.33%	2.37%
IT Consulting & Other Services	0.73%	1.32%	2.05%
Hypermarkets & Super Centers	1.64%	0.20%	1.84%
Pharmaceuticals	0.91%	0.82%	1.73%
Multi-Sector Holdings	1.20%	0.47%	1.67%
Integrated Telecommunication Services	0.72%	0.88%	1.60%
Multi-Line Insurance	0.07%	1.28%	1.35%
Asset Management & Custody Banks	1.14%	0.10%	1.24%
General Merchandise Stores	0.79%	0.45%	1.24%
Healthcare Equipment	1.13%	0.11%	1.24%
Food Retail	0.32%	0.82%	1.14%
Automobile Manufacturers	0.77%	0.37%	1.14%
Home Building	0.74%	0.37%	1.11%
Application Software	1.11%	0.00%	1.11%
Internet & Direct Marketing Retail	0.63%	0.45%	1.08%
Wireless Telecommunication Services	0.67%	0.40%	1.07%
Systems Software	0.93%	0.10%	1.03%
Air Freight & Logistics	0.86%	0.17%	1.03%
Packaged Foods & Meats	0.62%	0.40%	1.02%
Life & Health Insurance	0.12%	0.81%	0.93%
Industrial Machinery	0.27%	0.63%	0.90%
Semiconductors	0.45%	0.40%	0.85%
Trading Companies & Distributors	0.13%	0.69%	0.82%
Semiconductor Equipment	0.60%	0.21%	0.81%
Diversified Banks	0.00%	0.78%	0.78%
Agricultural & Farm Machinery	0.71%	0.00%	0.71%
Electrical Components & Equipment	0.60%	0.08%	0.68%
Healthcare Distributors	0.53%	0.10%	0.63%
Building Products	0.21%	0.40%	0.61%
Household Products	0.53%	0.07%	0.60%
Auto Parts & Equipment	0.07%	0.47%	0.54%
Electronic Components	0.30%	0.24%	0.54%
Specialty Chemicals	0.14%	0.39%	0.53%
Reinsurance	0.00%	0.53%	0.53%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

Industry	Domestic	Foreign	Total
Steel	0.10%	0.40%	0.50%
Trucking	0.42%	0.07%	0.49%
Internet Services & Infrastructure	0.06%	0.42%	0.48%
Life Sciences Tools & Services	0.31%	0.15%	0.46%
Personal Products	0.02%	0.43%	0.45%
Regional Banks	0.35%	0.10%	0.45%
Interactive Media & Services	0.11%	0.33%	0.44%
Automotive Retail	0.41%	0.02%	0.43%
Construction & Engineering	0.17%	0.26%	0.43%
Tires & Rubber	0.00%	0.42%	0.42%
Casinos & Gaming	0.08%	0.33%	0.41%
Data Processing & Outsourced Services	0.38%	0.00%	0.38%
Multi-Utilities	0.37%	0.00%	0.37%
Construction Machinery & Heavy Trucks	0.32%	0.05%	0.37%
Industrial REITs	0.17%	0.20%	0.37%
Agricultural Products	0.29%	0.06%	0.35%
Healthcare Services	0.24%	0.10%	0.34%
Environmental & Facilities Services	0.28%	0.06%	0.34%
Biotechnology	0.32%	0.01%	0.33%
Research & Consulting Services	0.19%	0.14%	0.33%
Commodity Chemicals	0.04%	0.29%	0.33%
Financial Exchanges & Data	0.13%	0.19%	0.32%
Specialized REITs	0.31%	0.00%	0.31%
Electronic Equipment & Instruments	0.11%	0.19%	0.30%
Metal & Glass Containers	0.29%	0.00%	0.29%
Paper Packaging	0.29%	0.00%	0.29%
Specialty Stores	0.26%	0.02%	0.28%
Healthcare Supplies	0.23%	0.03%	0.26%
Computer & Electronics Retail	0.23%	0.03%	0.26%
Diversified Capital Markets	0.00%	0.26%	0.26%
Water Utilities	0.24%	0.00%	0.24%
Leisure Products	0.23%	0.00%	0.23%
Apparel Retail	0.18%	0.05%	0.23%
Electronic Manufacturing Services	0.09%	0.14%	0.23%
Investment Banking & Brokerage	0.20%	0.02%	0.22%
Industrial Conglomerates	0.00%	0.22%	0.22%
Real Estate Operating Companies	0.00%	0.22%	0.22%
Independent Power Producers & Energy Traders	0.10%	0.11%	0.21%
Technology Distributors	0.17%	0.04%	0.21%
Thrifts & Mortgage Finance	0.21%	0.00%	0.21%
Oil & Gas Refining & Marketing	0.09%	0.11%	0.20%
Gas Utilities	0.00%	0.18%	0.18%
Healthcare Facilities	0.18%	0.00%	0.18%
Paper Products	0.05%	0.12%	0.17%
Marine	0.00%	0.17%	0.17%
Diversified Metals & Mining	0.00%	0.17%	0.17%
Apparel, Accessories & Luxury Goods	0.01%	0.15%	0.16%
Gold	0.00%	0.16%	0.16%
Consumer Electronics	0.15%	0.01%	0.16%
Diversified Chemicals	0.12%	0.03%	0.15%
Human Resource & Employment Services	0.07%	0.08%	0.15%
Renewable Electricity	0.07%	0.08%	0.15%
Real Estate Development	0.00%	0.14%	0.14%
Household Appliances	0.09%	0.05%	0.14%
Mortgage REITs	0.13%	0.00%	0.13%
Health Care REITs	0.13%	0.00%	0.13%
Diversified Support Services	0.13%	0.00%	0.13%
Distributors	0.13%	0.00%	0.13%
Integrated Oil & Gas	0.00%	0.13%	0.13%
Drug Retail	0.00%	0.13%	0.13%
Managed Healthcare	0.11%	0.01%	0.12%
Diversified Real Estate Activities	0.00%	0.11%	0.11%
Forest Products	0.00%	0.11%	0.11%
Home Furnishing Retail	0.10%	0.00%	0.10%
Industrial Gases	0.00%	0.10%	0.10%
Fertilizers & Agricultural Chemicals	0.07%	0.02%	0.09%
Heavy Electrical Equipment	0.07%	0.02%	0.09%
Brewers	0.08%	0.01%	0.09%
Home Improvement Retail	0.00%	0.08%	0.08%
Other Diversified Financial Services	0.01%	0.07%	0.08%
Aerospace & Defense	0.07%	0.01%	0.08%
Advertising	0.08%	0.00%	0.08%
Office REITs	0.08%	0.00%	0.08%
Publishing	0.08%	0.00%	0.08%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

Industry	Domestic	Foreign	Total
Communications Equipment	0.04%	0.03%	0.07%
Footwear	0.00%	0.07%	0.07%
Motorcycle Manufacturers	0.00%	0.07%	0.07%
Retail REITs	0.03%	0.03%	0.06%
Diversified REITs	0.06%	0.00%	0.06%
Healthcare Technology	0.06%	0.00%	0.06%
Copper	0.00%	0.06%	0.06%
Food Distributors	0.04%	0.02%	0.06%
Coal & Consumable Fuels	0.00%	0.06%	0.06%
Consumer Finance	0.04%	0.02%	0.06%
Tobacco	0.05%	0.00%	0.05%
Construction Materials	0.02%	0.03%	0.05%
Real Estate Services	0.04%	0.00%	0.04%
Insurance Brokers	0.04%	0.00%	0.04%
Airlines	0.00%	0.04%	0.04%
Interactive Home Entertainment	0.00%	0.04%	0.04%
Precious Metals & Minerals	0.00%	0.04%	0.04%
Alternative Carriers	0.00%	0.03%	0.03%
Restaurants	0.03%	0.00%	0.03%
Oil & Gas Exploration & Production	0.03%	0.00%	0.03%
Oil & Gas Storage & Transportation	0.01%	0.02%	0.03%
Education Services	0.00%	0.03%	0.03%
Office Services & Supplies	0.02%	0.00%	0.02%
Cable & Satellite	0.00%	0.02%	0.02%
Soft Drinks	0.00%	0.01%	0.01%
Commercial Printing	0.01%	0.00%	0.01%
Leisure Facilities	0.01%	0.00%	0.01%
Department Stores	0.00%	0.01%	0.01%
Residential REITs	0.01%	0.00%	0.01%
Aluminum	0.00%	0.01%	0.01%
Security & Alarm Services	0.00%	0.01%	0.01%
Housewares & Specialties	0.01%	0.00%	0.01%
Home Furnishings	0.00%	0.00%	0.00	%***
Hotels, Resorts & Cruise Lines	0.00%	0.00%	0.00	%***
Marine Ports & Services	0.00%	0.00%	0.00	%***
Broadcasting	0.00%	0.00%	0.00	%***
Banks	0.00%	0.00%	0.00	%***

			72.65%

***	Amount is less than 0.005%

Sector	Percentage (based on Fair Value)
U.S. Treasuries	8.25%
Corporate Notes	8.15%
Agency Mortgage Backed	5.05%
Sovereign Bonds	0.51%
Non-Agency Collateralized Mortgage Obligations	0.24%
Municipal Bonds and Notes	0.21%
Agency Collateralized Mortgage Obligations	0.17%
Asset Backed	0.07%
U.S. Government Sponsored Agencies	0.01%

22.66%

Short-Term Investments
Short-Term Investments	4.69%

4.69%

100.00%

See Notes to Schedules of Investments and Notes to Financial Statements.

State Street Total Return V.I.S. Fund

Schedule of Investments, continued	December 31, 2020

Affiliate Table

	Number of Shares Held at 12/31/19	Value At 12/31/19	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 12/31/20	Value at 12/31/20	Dividend Income
SPDR Bloomberg Barclays High Yield Bond ETF	1,233,354	$135,101,597	$123,557,735	$167,664,991	$(1,763,651)	$1,107,696	829,249	$90,338,386	5,383,720
SPDR Bloomberg Barclays International Treasury Bond ETF	—	—	34,459,895	—	—	1,240,305	1,143,138	35,700,200	53,187
SPDR Dow Jones REIT ETF	917,656	93,619,265	15,198,967	85,788,806	(14,940,444)	(3,376,404)	54,355	4,712,578	676,218
SPDR Portfolio Long Term Corporate Bond ETF	—	—	66,296,563	47,949,947	(574,991)	308,621	546,231	$18,080,246	243,946
State Street Institutional U.S. Government Money Market Fund, Class G Shares	60,902,376	60,902,376	636,541,393	612,479,519	—	—	84,964,250	84,964,250	162,187

TOTAL		$289,623,238	$876,054,553	$913,883,263	$(17,279,086)	$(719,782)		$233,795,660	$6,519,258

See Notes to Schedules of Investments and Notes to Financial Statements.

(b)	Not applicable to the Registrant.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Board.

Item 11. Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective to provide reasonable assurance that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) Not applicable to the Registrant.

(b) Not applicable to the Registrant.

Item 13. Exhibits.

(a)(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is attached hereto.

(a)(2)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

(a)(3)	Not applicable to the Registrant.

(a)(4)	Not applicable.

(b)	Certifications of principal executive officer and principal financial and accounting officer of the Registrant as required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	STATE STREET VARIABLE INSURANCE SERIES FUNDS, INC.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	February 26, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	February 26, 2021

By:	/s/ Bruce S. Rosenberg
Bruce S. Rosenberg
Treasurer (Principal Financial Officer)

Date:	February 26, 2021